Registration No. 333-116220

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 18

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 143

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 248-3842
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Depositor's Telephone Number, including Area Code

M. D. Roughton,
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)

_____	immediately upon filing pursuant to paragraph (b) of Rule 485

_X___	on May 1, 2011 pursuant to paragraph (b) of Rule 485

_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____	on (date) pursuant to paragraph (a)(1) of Rule 485

_____	75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM

Prospectus dated May 1, 2011

This prospectus describes Principal Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”)
through Principal Life Insurance Company Separate Account B (“Separate Account”).

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the
Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated May 1, 2011, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or calling: Principal Investment Plus Variable AnnuitySM, Principal Financial Group, P.O. Box 9382, Des
Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense.

You generally may allocate your investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus Accounts”), a Fixed Account and the divisions of the Separate Account. The
DCA Plus Accounts and the Fixed Account are a part of our General Account. Each division of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.

Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your selected division(s) are invested. We do not guarantee the investment performance of the underlying mutual funds.

The following underlying mutual funds are available under the Contract(1) :

AllianceBernstein Variable Products Series Fund — Class A		Goldman Sachs Variable Insurance Trust — Institutional Shares
•	AllianceBernstein Small Cap Growth Portfolio	•	MidCap Value Fund
American Century Variable Portfolios, Inc.		•	Structured Small Cap Equity Fund
•	Inflation Protection Fund — Class II	Invesco Variable Insurance Funds — Series I
•	Mid Cap Value Fund - Class II	•	Basic Value Fund
•	Ultra Fund — Class II	•	International Growth Fund
•	Vista Fund — Class I	•	Small Cap Equity Fund
Dreyfus Investment Portfolios — Service Shares		MFS Variable Insurance Trust — Service Class
•	Technology Growth Portfolio	•	Utilities Series
Fidelity Variable Insurance Products — Service Class 2		•	Value Series
•	Contrafund® Portfolio	Neuberger Berman Advisers Management Trust
•	Equity-Income Portfolio	•	Partners Portfolio — I Class
•	Growth Portfolio	•	Small-Cap Growth Portfolio — S Class
•	Mid Cap Portfolio	•	Socially Responsive Portfolio — I Class
•	Overseas Portfolio	PIMCO Variable Insurance Trust — Administrative Class
Franklin Templeton Variable Insurance Products Trust —		•	All Asset Portfolio
Class 2		•	Total Returns Portfolio
•	Small Cap Value Securities Fund	•	High Yield Portfolio

Principal Variable Contracts Funds — Class 1		Principal Variable Contracts Fund — Class 1 (cont.)
•	Asset Allocation Account	•	Real Estate Securities Account
•	Bond & Mortgage Securities Account	•	Short-Term Income Account
•	Diversified International Account	•	SmallCap Growth Account II
•	Equity Income Account	•	SmallCap Value Account I
•	Government & High Quality Bond Account	•	Strategic Asset Management Balanced Account Portfolio(2)
•	International Emerging Markets Account	•	Strategic Asset Management Conservative Balanced Portfolio(2)
•	LargeCap Blend Account II	•	Strategic Asset Management Conservative Growth Portfolio(2)
•	LargeCap Growth Account	•	Strategic Asset Management Flexible Income Portfolio(2)
•	LargeCap Growth Account I	•	Strategic Asset Management Strategic Growth Portfolio(2)
•	LargeCap S&P 500 Index Account	Principal Variable Contracts Funds - Class 2
•	LargeCap Value Account	•	Diversified Balanced Account(2)
•	MidCap Blend Account	•	Diversified Growth Account(2)
•	Money Market Account	T. Rowe Price Equity Series, Inc. — II
•	Principal Capital Appreciation Division	•	T. Rowe Price Blue Chip Growth Portfolio
•	Principal LifeTime 2010 Account(2)	•	T. Rowe Price Health Sciences Portfolio
•	Principal LifeTime 2020 Account(2)	Van Eck VIP Global Insurance Trust — Class S Shares
•	Principal LifeTime 2030 Account(2)	•	Global Hard Assets Fund -
•	Principal LifeTime 2040 Account(2)
•	Principal LifeTime 2050 Account(2)
•	Principal LifeTime Strategic Income Account(2)

(1) If you elect a GMWB rider, your investment options for premium payments and accumulated value will be restricted (for restrictions see
Appendix B).
(2) This underlying mutual fund is a fund of funds and expenses may be higher due to the tiered level of expenses.

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your ability to elect certain other optional features.

The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE: We recapture the premium payment credit if you return the Contract during the examination offer period or request full annuitization of the Contract prior to the third contract anniversary. You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the Premium Payment Credit
Rider.

Subject to state availability, if your Contract was purchased on or after May 20, 2006, you have the right to partially annuitize a portion of your accumulated value.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

TABLE OF CONTENTS

Glossary	5
Summary of Expense Information	7
Example	10
Summary	11
Corporate Organization and Operation	13
The Contract	15
How To Buy a Contract	15
Premium Payments	15
Right to Examine the Contract (free look)	16
The Accumulation Period	17
Automatic Portfolio Rebalancing (APR)	20
Telephone and Internet Services	20
Surrenders	21
Death Benefit	23
The Annuitization Period	25
Charges and Deductions	27
Surrender Charge	27
Transaction Fee	29
Premium Taxes	29
Annual Fee	29
Separate Account Annual Expenses	30
Charges for Rider Benefits	30
Rider Benefits	32
Premium Payment Credit Rider	32
GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2	35
Fixed Account and DCA Plus Accounts	53
Fixed Account	53
Dollar Cost Averaging Plus Program (DCA Plus Program)	54
General Provisions	55
The Contract	55
Delay of Payments	55
Misstatement of Age or Gender	56
Assignment	56
Change of Owner or Annuitant	56
Beneficiary	57
Contract Termination	57
Reinstatement	57
Reports	57
Important Information about Customer Identification Procedures	57
Rights Reserved by the Company	58
Frequent Trading and Market-timing (Abusive Trading Practices)	58
Distribution of the Contract	59
Performance Calculation	59
Federal Tax Matters	60
Mutual Fund Diversification	62
State Regulation	63
General Information	63
Reservation of Rights	63
Legal Opinions	63
Legal Proceedings	63
Other Variable Annuity Contracts	63
Payments to Financial Intermediaries	64
Service Arrangements and Compensation	64

Independent Registered Public Accounting Firm	64
Financial Statements	64
Table of Separate Account Divisions	65
Registration Statement	76
Customer Inquiries	76
Table of Contents of the SAI	76
Appendix A — Principal Variable Annuity Exchange Offer	77
Appendix B — GMWB Investment Options	81
Appendix C — GMWB 2-SL/JL Examples	87
Appendix D — GMWB 2-SL (No Longer Available For Sale)	96
Appendix E — GMWB 1 (No Longer Available For Sale)	115
Appendix F — Enhanced Death Benefit Rider (No Longer Available For Sale)	134
Appendix G — Condensed Financial Information	142

GLOSSARY

accumulated value – the sum of the amounts invested in the DCA Plus Account(s), the Fixed Account and the
Separate Account divisions.

anniversary – the same date and month of each year following the contract date.

annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.

annuitization date – the date all of the owner’s accumulated value is applied to an annuity benefit payment option.

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2011, the first contract year ends on June 4, 2012, and the first contract anniversary falls on June 5,
2012).

data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; contract charges and limits; benefits; and a summary of any optional benefits chosen by the contract owner.

Dollar Cost Averaging Plus (DCA Plus) Account – an account which earns guaranteed interest for a specific amount of time.

Dollar Cost Averaging Plus (DCA Plus) accumulated value – the amount of your accumulated value which is in the DCA Plus Account(s).

Dollar Cost Averaging Plus (DCA Plus) Program – a program through which your DCA Plus accumulated value is transferred from a DCA Plus Account to the investment options over a specified period of time.

Fixed Account – an account which earns guaranteed interest.

Fixed Account accumulated value – the amount of your accumulated value which is in the Fixed Account.

good order – an instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

investment options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.

joint annuitant – an annuitant whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant means the death of the first annuitant to die.

joint owner – an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual
Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.

Your notices may be mailed to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract.

premium payments – the gross amount you contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal
Revenue Code.

Separate Account Division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)

Separate Account division accumulated value – the amount of your accumulated value in all divisions.

surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.

surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.

transfer – moving all or a portion of your accumulated value to or from one investment option or among several investment options. All transfers initiated during the same valuation period are considered to be one transfer for purposes of calculating the transaction fee, if any.

underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.

unit – the accounting measure used to determine your proportionate interest in a division.

unit value – a measure used to determine the value of an investment in a division.

valuation date – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us – Principal Life Insurance Company. We are also referred to throughout this prospectus as the
Company.

you, your – the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION

The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the
Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the
Contract without the Premium Payment Credit Rider.

The following table describes the fees and expenses you will pay at the time you buy the Contract, surrender the
Contract or transfer cash value between investment options

Contract owner transaction expenses(1)

	Maximum	Current

Highest deferred surrender charge for
Contracts without the Premium Payment
Credit Rider (as a percentage of amount
surrendered)(2)	· 6%	· 6%

Highest deferred surrender charge for
Contracts with the Premium Payment Credit
Rider (as a percentage of amount
surrendered)(3)	· 8%	· 8%

Transaction Fees for each unscheduled partial	· the lesser of $25 or 2% of each	· $0
surrender	unscheduled partial surrender after the
12th unscheduled partial surrender in a
contract year

Transaction Fee(4) for each unscheduled	· the lesser of $30 or 2% of each	· $0
transfer	unscheduled transfer after the first
unscheduled transfer in a contract year

State Premium Taxes (vary by state)	· 3.5% of premium payments made	· 0%
NOTE: We do not currently assess premium taxes for any
Contract issued, but reserve the right in the future to
assess up to 3.5% of premium payments made for
Contract owners in those states where a premium tax is
assessed.

The following table describes the fees and expenses that are deducted periodically during the time that you own the
Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses

Annual Fee (waived for Contracts with
accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value

	Maximum	Current

Separate Account Annual Expenses (as a
percentage of average daily separate
account accumulated value)

Mortality and Expense Risks Charge	1.25%	1.25%
Administration Charge	0.15%	0.00%
Total Separate Account Annual Expense	1.40%	1.25%

Optional Riders(5)

	Maximum	Current

Premium Payment Credit Rider	· an annual charge of 0.60% of	· an annual charge of 0.60%
	the average daily accumulated	of the average daily
	value in the Separate Account	accumulated value in the
	divisions, deducted daily, and a	Separate Account divisions,
	reduction of up to 0.60% of the	deducted daily (with no
	Fixed Account interest rate	reduction of the Fixed
Account interest rate)

GMWB 2-SL/JL Rider (as a percentage of
the average quarterly Investment Back
withdrawal benefit base)(6)	· 1.65%(7)	· 0.95%(8)

Optional Riders No Longer Available For Sale

	Maximum	Current

Enhanced Death Benefit Rider (as a
percentage of the average quarterly
accumulated value)(9)	· 0.30%	· 0.25%

GMWB 1 Rider (as a percentage of the
average quarterly Investment Back
remaining withdrawal benefit base)(10)	· 0.85%	· 0.80%(11)

GMWB 2-SL Rider (as a percentage of
the average quarterly Investment Back
withdrawal benefit base)(6)	· 1.00%	· 0.95%(12)

This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses
as of December 31, 2010

	Minimum	Maximum

Total annual underlying mutual fund operating expenses	0.27%	2.28%
(expenses that are deducted from underlying mutual fund
assets, including management fees, distribution and/or
service (12b-1) fees and other expenses)*

*	Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

(1)	For additional information about the fees and expenses described in the table, see CHARGES AND DEDUCTIONS.
(2)	Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years	Surrender charge applied to all premium
since each premium payment was made	payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(3) Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered):
Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years	Surrender charge applied to all premium
since each premium payment was made	payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

(4)	Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transfer fees and/or impose restrictions on transfers.
(5)	Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.
(6)	At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters. For GMWB 2-SL, see Appendix D and for GMWB 2-SL/JL, see Charges for Rider Benefits - GMWB 2-SL/JL (Single Life/Joint Life)
Rider -- Investment Protector Plus 2 for more information on how the rider charge is calculated.
(7)	The maximum annual charge for a rider application signed before January 4, 2010 is 1.00%.
(8)	A 0.75% annual charge is assessed if the rider application was signed before February 16, 2009 and you opt out of future GMWB Step-Ups after the contract's 2010 anniversary. A 0.95% annual charge is assessed if (1) the rider application was signed before February 16, 2009 and you do not opt out of future GMWB Step-Ups after the contract's 2010 anniversary or (2) the rider application was signed on or after
February 16, 2009. See Charges for Rider Benefits - GMWB 2-SL and GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector
Plus 2 for more details.
(9)	This rider is no longer available for sale. For those contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly accumulated value. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two. See
Charges for Rider Benefits - Enhanced Death Benefit Rider for more information on how the rider charge is calculated. See Appendix F for additional information.
(10)	This rider is no longer available for sale. For those contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back remaining withdrawal benefit base. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. See Appendix
E for more information on how the rider charge is calculated. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we calculated it annually. For example, if your remaining withdrawal benefit base is changed, the fee for that calendar quarter will vary from the other quarters.
(11)	A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A
0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.
(12)	The current annual charge prior to your contract's 2010 anniversary or if you opt out of future GMWB Step-Ups is 0.75%. See Charges for
Rider Benefits - GMWB 2-SL (Single Life) Rider and GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 for more details.

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate
Account annual expenses, and underlying mutual fund fees and expenses.

The example reflects the maximum charges imposed if you were to purchase the Contract with the GMWB 2-SL/JL rider, as well as the Premium Payment Credit Rider. The amounts below are calculated using the maximum rider fees and not the current rider fees.

The example assumes:
·	a $10,000 investment in the Contract for the time periods indicated;
·	a 5% return each year;
·	an annual contract fee of $30 (expressed as a percentage of the average accumulated value);
·	the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2010
(without voluntary waivers of fees by the underlying funds, if any);
·	no premium taxes are deducted;
·	the GMWB 2-SL/JL rider was added to the Contract at issue; and
·	the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If you surrender your								If you fully annuitize your
	contract at the end of the				If you do not				contract at the end of the
	applicable time period				surrender your contract				applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying
Mutual Fund Operating
Expenses (2.28%)	1,297	2,379	3,387	5,757	585	1,772	2,966	5,757	585	1,772	2,966	5,757
Minimum Total Underlying
Mutual Fund Operating
Expenses (0.27%)	1,117	1,853	2,526	4,090	389	1,203	2,053	4,090	389	1,203	2,053	4,090

SUMMARY

This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The
Contract is designed to provide individuals with retirement benefits, including:

·	non-qualified retirement programs; and
·	Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive
Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code
(see FEDERAL TAX MATTERS — Tax-Qualified Contracts: IRA, SEP and SIMPLE-IRA). The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see THE CONTRACT — How to Buy a Contract.

This is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

·	Initial premium payment must be at least $5,000 for non-qualified contracts.
·	Initial premium payment must be at least $2,000 for all other contracts.
·	Each subsequent premium payment must be at least $500.
·	If you are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.
·	The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.

You may allocate your net premium payments to the investment options.
·	A complete list of the divisions may be found in TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
·	The investment options also include the Fixed Account and the DCA Plus Accounts.
·	Certain riders may impose limitations on the investment options available to you.

Transfers

During the accumulation period:
·	a dollar amount or percentage of transfer must be specified;
·	a transfer may occur on a scheduled or unscheduled basis;
·	transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and
·	transfers into DCA Plus Accounts are not permitted.

During the annuitization period, transfers are not permitted (no transfers once payments have begun).

See THE CONTRACT — The Accumulation Period, Division Transfers and FIXED ACCOUNT AND DCA ACCOUNT
— Fixed Account, Fixed Account Transfers, Total and Partial Surrenders for additional restrictions.

This section does not apply to transfers under the DCA Plus Program (see FIXED ACCOUNT AND DCA PLUS
ACCOUNTS — Dollar Cost Averaging (DCA) Plus Program, Scheduled DCA Plus Transfers and Unscheduled DCA
Plus Transfers).

Surrenders

During the accumulation period:
·	a dollar amount must be specified;
·	surrendered amounts may be subject to surrender charges:
· for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or
· for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;
·	total surrenders may be subject to an annual Contract fee;
·	during a contract year, partial surrenders that are less than the Free Surrender Privilege amount are not subject to a surrender charge; and
·	surrenders before age 59½ may involve an income tax penalty (see FEDERAL TAX MATTERS).

See THE CONTRACT — Surrenders and FIXED ACCOUNT AND DCA ACCOUNT — Fixed Account, Fixed Account
Transfers, Total and Partial Surrenders and DCA Plus Surrenders for additional information.

Charges and Deductions

·	There is no sales charge on premium payments.
·	A contingent deferred surrender charge is imposed on certain total or partial surrenders.
·	An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.
·	The optional riders are available at an additional charge (see CHARGES AND DEDUCTIONS — Charges for
Rider Benefits).
·	Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2%
of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, then all the contracts you own or jointly own are aggregated on each contract’s anniversary to determine if the $30,000 minimum has been met and whether that contract will be charged.
·	The daily Separate Account administration charge currently is 0.00% but we reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.
·	Certain states and local governments impose a premium tax. We reserve the right to deduct the amount of the tax from premium payments or the accumulated value.

See CHARGES AND DEDUCTIONS for additional information.

Annuity Benefit Payments

·	You may choose from several fixed annuity benefit payment options which are described in THE CONTRACT —
The Annuitization Period, Annuity Benefit Payment Options.
·	Payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see THE CONTRACT —
The Annuitization Period, Annuity Benefit Payment Options and FEDERAL TAX MATTERS).

Death Benefit
· If the owner dies before the annuitization date, a death benefit is payable (see Death Benefit).
· The death benefit may be paid as either a single payment or under an annuity benefit payment option (see Death
Benefit).
· If the annuitant dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

Examination Offer Period (free look)

You may return the Contract during the examination offer period, which is generally 10 days from the date you receive the Contract. The examination offer period may be longer in certain states.
· The amount refunded will be a full refund of your accumulated value plus any contract charges and premium taxes you paid unless state law requires otherwise. The underlying fund fees and charges are not refunded to you as they are already factored into the Separate Account division accumulated value.
· The amount refunded may be more or less than the premium payments made.
· We recapture the full amount of any premium payment credit or exchange credit.

See THE CONTRACT — Right to Examine the Contract (free look) for additional information.

CORPORATE ORGANIZATION AND OPERATION

Principal Life Insurance Company

Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal
Financial Group, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named
Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life
Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became
Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding
Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

Principal Life Insurance Company Separate Account B

The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account.
There is no assurance that the value of your Contract will equal the total of the payments you make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.

The Underlying Mutual Funds

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.

Deletion or Substitution of Separate Account Divisions

We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).

If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.

If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).

We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of
Contract owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

THE CONTRACT

The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the Separate Account divisions)
rather than the Company. The Separate Account division accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.

Based on your investment objectives, you direct the allocation of premium payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

You should refer to the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

How to Buy a Contract

If you want to buy a Contract, you must submit an application and make an initial premium payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the premium payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an
IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

Premium Payments

· The initial premium payment must be at least $5,000 for non-qualified contracts.
· The initial premium payment must be at least $2,000 for all other contracts.
· If you are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your initial and subsequent premium payments must be at least $100.
· All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.
· Subsequent premium payments must be at least $500 and can be made until the annuitization date.
· Premium payments are to be made by personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any premium payment that we feel presents a fraud or money laundering risk. Examples of the types of premium payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.
· If you are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.
· The total sum of all premium payments may not be greater than $2,000,000 without our prior approval. For further information, please call 1-800-852-4450.
· The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider in Washington.

Premium Payment Credit

We will apply a credit to your accumulated value for premium payments made during your first contract year if you elect the Premium Payment Credit Rider. See RIDER BENEFITS — Premium Payment Credit Rider for more information.

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal variable annuity contract may elect to exchange their Principal variable annuity contract (“old contract”) for a new Principal Investment
Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

· your old contract is not subject to any surrender charges; and
· the exchange offer is available in your state.

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

See Appendix A for further details about the exchange offer.

Exchange Credit (for exchanges from our fixed deferred annuities)

If you own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you may transfer the accumulated value, without charge, to the Contract described in this prospectus. We will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you for this exchange credit.

This exchange credit is allocated among the Contract’s investment options in the same ratio as your allocation of premium payments. The credit is treated as earnings.

NOTE: The exchange may not be suitable for you if you do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this
Contract will increase or decrease depending on the investment performance of the Separate Account divisions you select.

NOTE: The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further if you elect the Premium
Payment Credit Rider, the GMWB rider or other optional rider. In some instances, your existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE: This exchange credit may not be available in all states. In addition, we reserve the right to change or discontinue the exchange credit. You may obtain more specific information regarding the exchange credit from your registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)

It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.

Although we currently allocate your initial premium payments to the investment options you have selected, during times of economic uncertainty and with prior notice to you, we may activate our right to allocate initial premium payments to the Money Market Division during the examination offer period. If your initial premium payments are allocated to the Money Market Division and the free look is exercised, you will receive the greater of premium payments or the accumulated value without a surrender charge. In California, for owners age 60 or older, we are required to allocate initial premium payments to the Money Market Division unless you elect to immediately invest in the allocations you selected. If your premium payments were allocated to the Money Market Division, after the free look period ends, your accumulated value will be converted into units of the division(s) according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.

To exercise your free look, you must send the Contract and a written request to us before the close of business on the last day of the examination offer period.

If you properly exercise your free look, we will cancel the Contract. In all states we will return at least your accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period. In the states that require us to return your premium payments, we will return the greater of your premium payments or accumulated value.

If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:
· the total premium payment(s) made; or
· your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.

The Accumulation Period

The Value of Your Contract
The accumulated value of your Contract is the total of the Separate Account division accumulated value plus the
DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value. The DCA Plus Accounts and
Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account division accumulated value. The value reflects the investment experience of the divisions that you choose and also reflects your premium payments, partial surrenders, surrender charges, partial annuitizations and the Contract expenses deducted from the Separate Account.

The Separate Account division accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you bear the investment risk. At the end of any valuation period, your
Contract’s value in a division is:
· the number of units you have in a division multiplied by
· the value of a unit in the division.

The number of units is equal to the total units purchased by allocations to the division from:
· your initial premium payment;
· subsequent premium payments;
· your exchange credit;
· premium payment credits; and
· transfers from another investment option
minus units sold:
· for partial surrenders and/or partial annuitizations from the division;
· as part of a transfer to another division or the Fixed Account; and
· to pay contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:
a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d = the total Separate Account annual expenses.
* When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.

Premium Payments

·	On your application, you direct how your premium payments will be allocated to the investment options.
·	Allocations must be in percentages.
·	Percentages must be in whole numbers and total 100%.
·	Subsequent premium payments are allocated according to your then current allocation instructions.
·	Changes to the allocation instructions are made without charge.
· A change is effective on the next valuation period after we receive your new instructions in good order.
· You can change the current allocations and future allocation instructions by:
· mailing your instructions to us;
· calling us at 1-800-852-4450 (if telephone privileges apply);
· faxing your instructions to us at 1-866-894-2087; or
· visiting www.principal.com.
·	Changes to premium payment allocations do not result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
·	Premium payments are credited on the basis of the unit value next determined after we receive a premium payment.
·	If no premium payments are made during two consecutive calendar years and the accumulated value is less than
$2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION — Reservation of Rights).

Division Transfers

·	You may request an unscheduled transfer or set up a scheduled transfer by
· mailing your instructions to us;
· calling us at 1-800-852-4450 (if telephone privileges apply);
· faxing your instructions to us at 1-866-894-2087; or
· visiting www.principal.com.
·	You must specify the dollar amount or percentage to transfer from each division.
·	The minimum transfer amount is the lesser of $100 or the value of your division.
·	In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
·	a transfer has been made from the Fixed Account to a division within six months; or
·	following the transfer, the Fixed Account value would be greater than $1,000,000.

Unscheduled Transfers

You may make unscheduled division transfers from one division to another division or to the Fixed Account.
·	Transfers are not permitted into DCA Plus Accounts.
·	Transfer values are calculated using the price next determined after we receive your request.
·	We reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer after the first unscheduled transfer in a contract year.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
·	requiring a minimum time period between each transfer;
·	imposing the transaction fee;
·	limiting the dollar amount that an owner may transfer at any one time; or
·	not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)

·	You may elect to have transfers made on a scheduled basis.
·	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
·	You must specify the dollar amount of the transfer.
·	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-
annually or annually).
·	If the selected date is not a valuation date, the transfer is completed on the next valuation date.
·	Transfers are not permitted into DCA Plus Accounts.
·	If you want to stop a scheduled transfer, you must provide us notice prior to the date of the scheduled transfer.
·	Transfers continue until your value in the division is zero or we receive notice to stop the transfers.
·	We reserve the right to limit the number of divisions from which simultaneous transfers are made. The number of divisions will never be less than two.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.

Example:
	Month	Amount Invested	Share Price	Shares Purchased
	January	$100	$ 25.00	4
	February	$100	$ 20.00	5
	March	$100	$ 20.00	5
	April	$100	$ 10.00	10
	May	$100	$ 25.00	4
	June	$100	$ 20.00	5
	Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].

Automatic Portfolio Rebalancing (APR)
· APR allows you to maintain a specific percentage of your Separate Account division accumulated value in specified divisions over time.
· You may elect APR at any time after the examination offer period has expired.
· APR is not available for values in the Fixed Account or the DCA Plus Accounts.
· APR is not available if you have arranged scheduled transfers from the same division.
· There is no charge for APR transfers and no charge for participating in the APR program.
· APR will be done on the frequency you specify:
· quarterly (on a calendar year or contract year basis); or
· semiannually or annually (on a contract year basis).
· You may rebalance by
· mailing your instructions to us;
· calling us at 1-800-852-4450 (if telephone privileges apply);
· faxing your instructions to us at 1-866-894-2087; or
· visiting www.principal.com.
· Divisions are rebalanced at the end of the next valuation period following your request.

Example: You elect APR to maintain your Separate Account division accumulated value with 50% in the
LargeCap Value Division and 50% in the Bond & Mortgage Securities Division. At the end of the
specified period, 60% of the accumulated value is in the LargeCap Value Division, with the remaining 40% in the Bond & Mortgage Securities Division. By rebalancing, units from the
LargeCap Value Division are redeemed and applied to the Bond & Mortgage Securities Division so that 50% of the Separate Account division accumulated value is once again in each division.

Telephone and Internet Services

If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
· make premium payment allocation changes;
· set up Dollar Cost Averaging (DCA) scheduled transfers;
· make transfers; and
· make changes to APR.

Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your address of record.

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.

We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.
Whenever reasonably feasible, we will provide you with prior notice (by mail or by email, if previously authorized by you) if we modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners in a non-discriminatory fashion.

Telephone Services

Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions
· may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and
6 p.m. Eastern Time on any day that the NYSE is open).
· that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
· that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
· that are not in good order when received by us will be effective the next valuation date that we receive good order instructions.

Internet

Internet services are available to you if you register for a secure login on the Principal Financial Group web site,
www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions
· that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).
· that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).
· that are not in good order when received by us will be effective the next valuation day that we receive good order instructions.

Surrenders

You may surrender your Contract by providing us notice. Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of
Payments). Surrenders before age 59½ may involve an income tax penalty (see FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you do not provide us with specific percentages, we will use your premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see CHARGES AND DEDUCTIONS — Surrender Charge).

Total Surrender

· You may surrender the Contract at any time before the annuitization date.
· Surrender values are calculated using the price next determined after we receive your request.
· The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s)
(contract fee and/or prorated share of the charge(s) for optional rider(s)).
· We reserve the right to require you to return the Contract.
· The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Unscheduled Partial Surrender

· You may surrender a part of your accumulated value at any time before the annuitization date.
· You must specify the dollar amount of the surrender (which must be at least $100).
· The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
· The surrender is deducted from your investment options according to your surrender allocation percentages.
· If surrender allocation percentages are not specified, we use your premium payment allocation percentages.
· We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.
· Your accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we reserve the right to increase this amount up to and including $10,000.
· The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Scheduled Partial Surrender

· You may elect partial surrenders from any of your investment options on a scheduled basis.
· Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
· You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th,
30th or 31st).
· If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.
· We surrender units from your investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.
· The partial surrenders continue until your value in the investment option is zero or we receive written notice to stop the partial surrenders.
· The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

Death Benefit

This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant unless the annuitant is also an owner or the owner is not a natural person.

The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and...	And...	Then...
You are the sole	Your spouse is	The beneficiary(ies) receives the death benefit under the Contract.
owner	not named as a
	primary	If a beneficiary dies before you, upon your death we will make equal
	beneficiary	payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Upon your death, only your beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole	Your spouse is	Your spouse may either
owner	named as a	a. continue the Contract; or
	primary	b. receive the death benefit under the Contract.
beneficiary
All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, upon your death we will make equal payments to the surviving beneficiaries unless you provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your estate in a single payment.

Unless your spouse elects to continue the Contract, only your spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint	The surviving	The surviving owner receives the death benefit under the Contract.
owner	joint owner is not
	your spouse	Upon your death, only the surviving owner’s right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint	The surviving	Your spouse may either
owner	joint owner is	a. continue the Contract; or
	your spouse	b. receive the death benefit under the Contract.

Unless your surviving spouse owner elects to continue the Contract, upon your death, only your spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the
Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not	The beneficiary(ies) receives the death benefit under the Contract.
a natural person
If a beneficiary dies before the annuitant, upon the annuitant’s death we will make equal payments to the surviving beneficiaries unless the owner provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the
Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.

No surrender charge applies when a death benefit is paid.

Standard Death Benefit Formula

The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any premium payments since that contract anniversary and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization made after that contract anniversary.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization made prior to the date we receive proof of death and all required documents is equal to (x divided by y)
multiplied by z, where:
x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and
y = the accumulated value immediately prior to the partial surrender or partial annuitization; and
z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of your accumulated value). For purposes of calculating the death benefit, we reduce the amounts determined in b or c above by 20%.

Enhanced Death Benefit

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (contracts with the Enhanced Death Benefit Rider), see Appendix F for more information.

Payment of Death Benefit

The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed
(see GENERAL PROVISIONS — Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.

The Annuitization Period

Annuitization Date

You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date prior to the first contract anniversary or after the maximum annuitization date (the later of age 85 or ten years after contract issue; state variations may apply) found on the data pages. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.

Full Annuitization

Any time after the first contract year, you may annuitize your Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment. The contract would then be canceled. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).

Once payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once payments begin, you may not surrender or otherwise liquidate or commute any of the portion of your accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.

Partial Annuitization

If your Contract was issued on or after the later of May 20, 2006, or the date on which the issue state approved the partial annuitization endorsement, you have the right to partially annuitize a portion of your accumulated value. If your Contract was issued prior to May 20, 2006, or prior to the date the issue state approved the partial annuitization endorsement, partial annuitization is not available and all references to
“partial annuitization” within this prospectus do not apply to your Contract. A full list of states in which partial annuitization is available may be obtained from your registered representative or by calling us at 1-
800-852-4450.

After the first contract year and prior to the annuitization date, you may annuitize a portion of your accumulated value by sending us a notice.

If you have elected the Premium Payment Credit Rider, the amount of the partial annuitization during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent contract anniversary.

The minimum partial annuitization amount is $2,000. Any partial annuitization request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.

You may select one of the annuity benefit payment options listed below. Once payments begin under the option you selected, the option may not be changed. In addition, once payments begin you may not surrender or otherwise liquidate or commute any portion of your accumulated value that has been annuitized.

Annuity Benefit Payment Options

We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected.
There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must be made within one year of the annuity benefit election.

The amount of the fixed annuity benefit payment depends on the:
· amount of accumulated value applied to the annuity benefit payment option;
· annuity benefit payment option selected; and
· age and gender of the annuitant (unless fixed income option is selected).

The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option for a partial annuitization must be in writing and may not be changed after payments begin. Your selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.

If an annuity benefit payment option is not selected, we will automatically apply:
· for Contracts with one annuitant — Life Income with payments guaranteed for a period of 10 years.
· for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.

The available annuity benefit payment options for both full and partial annuitizations include:

· Fixed Period Income – Level payments continue for a fixed period. You may select a range from 5 to 30 years
(state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

· Life Income – Level payments continue for the annuitant’s lifetime. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant dies.

· Life Income with Period Certain – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

· Joint and Survivor – Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

· Joint and Survivor with Period Certain – Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.

Tax Considerations Regarding Annuity Benefit Payment Options

If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract.
Additional rules apply to distributions under non-qualified contracts (see FEDERAL TAX MATTERS — Required
Distributions for Non-Qualified Contracts).

Death of Annuitant (During the Annuitization Period)

If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS

Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss.
If the expense is more than our costs, the excess is profit to the Company. We expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY
EXPENSE INFORMATION.

In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.

Surrender Charge

No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE: If you plan to make multiple premium payments, you need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all the premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender Charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years	Surrender charge applied to all
since each premium payment	premium payments received in
was made	that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years	Surrender charge applied to all
since each premium payment	premium payments received in
was made	that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.

NOTE: Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:
· For contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.
· For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.

For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
· first from premium payments no longer subject to a surrender charge;
· then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and
· then from premium payments subject to a surrender charge on a first-in, first-out basis.

NOTE: Partial surrenders may be subject to both a surrender charge and a transaction fee.

Free Surrender Privilege

The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
· earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or
· 10% of the premium payments, decreased by any partial surrenders and partial annuitizations since the last contract anniversary.

Any amount not taken under the free surrender privilege in a contract year is not added to the amount available under the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described below.

Waiver of Surrender Charge

The surrender charge does not apply to:
· amounts applied under an annuity benefit payment option; or
· payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or
· amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue
Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
· an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

In addition, the Waiver of Surrender Charge Rider is automatically added to your Contract at issue. This rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. See RIDER BENEFITS — Waiver of Surrender Charge Rider for more information.

Transaction Fee

To assist in covering our administration costs, we reserve the right to charge a transaction fee of the lesser of $25 or
2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

To assist in covering our administration costs or to discourage market timing, we also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

Premium Taxes

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a premium payment when we receive it, or the accumulated value when you request a surrender (total or partial) or you request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.

Annual Fee

Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that
Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.

Separate Account Annual Expenses

Mortality and Expense Risks Charge

We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25%
of the average daily net assets of the Separate Account divisions. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

This charge is intended to compensate us for the mortality risk on the Contract. We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

This charge is also intended to cover our expenses, primarily related to operation of the Contract, including
· furnishing periodic Contract statements, confirmations and other customer communications;
· preparation and filing of regulatory documents (such as this prospectus);
· preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and
· providing computer, actuarial and accounting services.

If the mortality and expense risks charge is not enough to cover our costs, we bear the loss. If the mortality and expense risks charge is more than our costs, the excess is profit to the Company.

Administration Charge

Currently, we do not impose a Separate Account administration charge. We reserve the right to assess each
Separate Account division with a daily administration charge that is guaranteed not to exceed the annual rate of
0.15% of the average daily net asset value of the divisions. We will provide prior written notice in the event that we exercise our right to assess the administration charge.

In the event that we assess the administration charge, it would be imposed in order to cover our costs for administration of the Contract that are not covered in the mortality and expense risk charge, above. In the event that we assess an administration charge, it would not be imposed after the annuitization date of the Contract. In the event that we assess an administration charge, it would be assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above.

Charges for Rider Benefits

Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Please contact your registered representative or call us at 1-800-852-4450 if you have any questions.

Premium Payment Credit Rider

The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We will provide prior written notice in the event that we decide to exercise our right to reduce the
Fixed Account interest rate.

If you elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.

The rider charge is intended to cover our cost for the credit(s).

GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2

For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is
0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly
Investment Back withdrawal benefit base at the end of the calendar quarter following the contract's 2010 anniversary unless you declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your 2010 contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the
Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we increase the rider charge, you will be notified in advance. Before the effective date of the rider charge increase, you have the following options:
· Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or
· Decline the increased rider charge by sending us notice that you are opting out of the GMWB Step-Up and electing to remain at your current rider charge. Once you opt out of the GMWB Step-Up, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter, the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. If your rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly
Investment Back withdrawal benefit base. If your rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Enhanced Death Benefit Rider (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. If you have the Enhanced Death Benefit Rider, please see Appendix F for a description of the rider and its charges.

GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the GMWB 1 Rider is not available. If you have the GMWB
1 Rider, see Appendix E for a description of the rider and its charges.

GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the GMWB 2-SL (Single Life) Rider is not available. If you have the GMWB 2-SL Rider, see Appendix D for a description of the rider and its charges.

Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.

Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners and other owners with contracts funded by the
Separate Account.

RIDER BENEFITS

Subject to certain conditions, you may elect to add one or more of the available optional riders described below to your Contract. Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of any rider at any time. For information regarding availability of any rider, you may contact your registered representative or call us at 1-800-852-4450.

See CHARGES AND DEDUCTIONS — Charges for Rider Benefits for current and maximum rider charges.

Premium Payment Credit Rider

The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.

If you elect this rider, the following provisions apply to the Contract:

· We will apply a credit of 5% of the premium payment to your accumulated value for each premium payment received during your first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you make a premium payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).
· No credit(s) are applied for premium payments made after the first contract year.
· For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.
· The premium payment credit is allocated among the investment options according to your then current premium payment allocations.
· We recapture the credit(s) if you exercise your right to return the Contract during the examination offer period or if you request full annuitization of the Contract prior to the third Contract anniversary.
· The amount we recapture may be more than the current value of the credit(s). If your investment options have experienced negative investment performance (i.e., have lost value) you bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).
· No partial annuitizations are allowed in contract year one.

· Partial annuitizations are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.
· Credits are considered earnings under the Contract, not premium payments.
· All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see
CHARGES AND DEDUCTIONS — Surrender Charge).
· The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.
· The DCA Plus Program is not available to you if you elect this rider.

If you elect the Premium Payment Credit Rider, your unit values will be lower than if you did not elect the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge. The following example is provided to assist you in understanding this adjustment.

	Sample Division	Number of Units in
	Unit Value	Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$ 41,179.69
After the one time adjustment	26.659024	1,544.6811189	$ 41,179.69

You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
·	the length of time you plan to own your Contract (this rider increases the amount and duration of the surrender charges, see CHARGES AND DEDUCTIONS — Surrender Charge);
·	the frequency, amount and timing of any partial surrenders (this rider increases the amount and duration of the surrender charges);
·	the timing and amount of partial annuitizations;
·	the amount and timing of your premium payment(s). Any premium payments made after the first contract year are subject to the rider’s higher Separate Account charges even though no credit is applied to those premium payments; and
·	the higher Separate Account charges reduce investment performance.

The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the
Premium Payment Credit Rider charge (see CHARGES AND DEDUCTIONS). We expect to make a profit from these charges.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:
·	a $25,000 initial premium payment and no additional premium payments;
·	the deduction of maximum Separate Account annual expenses:
· Contracts with the Premium Payment Credit Rider:
· 2.00% annually for the first eight contract years
· 1.40% annually after the first eight contract years
· Contracts without the Premium Payment Credit Rider:
· 1.40% annually for all contract years.
·	the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2010;
·	0%, 5% and 10% annual rates of return before charges; and
·	payment of the $30 annual contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
	Surrender	Surrender	Surrender	Surrender	Surrender	Surrender
	Value	Value	Value	Value	Value	Value
	Without	With	Without	With	Without	With
	Premium	Premium	Premium	Premium	Premium	Premium
Contract	Payment	Payment	Payment	Payment	Payment	Payment
Year	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider
1	$23,082.79	$23,623.58	$24,257.79	$24,831.08	$25,432.79	$26,085.42
2	$22,528.60	$22,918.19	$24,882.04	$25,322.30	$27,439.34	$28,081.27
3	$21,987.11	$22,447.70	$25,523.17	$26,102.03	$29,669.50	$30,468.95
4	$21,659.73	$21,982.57	$26,443.26	$26,908.69	$32,321.54	$33,008.54
5	$21,333.48	$21,522.85	$27,412.74	$27,727.08	$35,158.68	$35,710.84
6	$21,008.47	$21,068.60	$28,401.68	$28,557.44	$38,195.20	$38,587.41
7	$20,684.79	$20,619.84	$29,410.63	$29,430.03	$41,446.45	$41,650.63
8	$20,542.96	$20,176.62	$30,720.12	$30,315.73	$45,178.99	$44,913.77
9	$20,041.78	$19,860.95	$31,551.52	$31,399.71	$48,660.65	$48,663.52
10	$19,552.09	$19,546.75	$32,405.41	$32,506.26	$52,410.61	$52,682.97
15	$17,267.06	$17,262.31	$37,034.30	$37,149.56	$75,967.16	$76,361.94
20	$15,232.34	$15,228.11	$42,324.40	$42,456.12	$110,111.47	$110,683.68

The better your Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see
CHARGES AND DEDUCTIONS — Surrender Charge). If you surrender your Contract with the Premium Payment
Credit Rider while subject to a surrender charge, your surrender value will be less than the surrender value of a
Contract without this rider.

Waiver of Surrender Charge Rider
The Waiver of Surrender Charge Rider waives the surrender charge on surrenders made after the first Contract anniversary if the original owner or original annuitant has a critical need. This rider is automatically made a part of the
Contract at issue. There is no charge for this rider.

The benefits under the Waiver of the Surrender Charge Rider are available for a critical need if the following conditions are met:
· the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider;
once terminated the rider may not be reinstated.); and
· the critical need did not exist before the contract date.

For the purposes of this rider, the following definitions apply:

· critical need — owner’s or annuitant’s confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.
· health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
· terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
· total and permanent disability — a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE: The Waiver of Surrender Charge Rider is not available in Massachusetts.

You may obtain more specific information regarding the Waiver of Surrender Charge Rider from your registered representative or by calling us at 1-800-852-4450.

GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2

Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your Contract accumulated value.

We currently make available one optional GMWB rider, the GMWB 2-SL/JL Rider -- Investment Protector Plus 2.
Prior to January 4, 2010, we made available other GMWB riders. For a description of GMWB 1 Rider -- Investment
Protector Plus, see Appendix E. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see Appendix
D. The availability and eligibility requirements of the GMWB 2-SL/JL rider are shown below.

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Availability	Available after January 21, 2008 if approved in your state
Eligibility	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81

You may have only one GMWB rider on your Contract. You may elect the GMWB rider only when you purchase the
Contract. We reserve the right, in our sole discretion, to allow Contract owners to add the rider after issue. If we exercise this right, we will give written notice and our offer will not be unfairly discriminatory.

We use certain defined terms in our description of the rider. For your convenience, we have included definitions of those terms in the GMWB 2-SL/JL Terms.

GMWB 2-SL/JL Overview

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment
Back withdrawal option. You are not required to choose between these two withdrawal options unless your
Contract accumulated value is zero or you reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge. This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.

Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

GMWB 2-SL/JL Rider Restrictions/Limitations

Once elected, this rider may not be terminated for five contract years following the rider effective date.

This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the
Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount
(see CHARGES AND DEDUCTIONS — Surrender Charge, Free Surrender Privilege). However, any withdrawals may have an impact on the value of your rider’s benefits. If you take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you make additional premium payments or a GMWB Step-Up is applied.

There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see
SUMMARY OF EXPENSE INFORMATION — Periodic Expenses).

Election of this rider results in restriction of your Contract investment options to the more limited GMWB investment options (see GMWB Investment Options below).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

Factors To Consider Before You Buy The GMWB 2-SL/JL Rider

This rider may be appropriate if you:

· Want to protect against the risk that your Contract accumulated value could fall below your investment due to market decline.
· Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.
· Want to protect against the risk of you or your spouse outliving your income.

This rider generally will not be appropriate if you:

· Do not intend to take any withdrawals from your Contract.
· Intend to allocate a significant portion of your Contract accumulated value to the Fixed or DCA Accounts.
· Have an aggressive growth investment objective.
· Anticipate you will take withdrawals prior to the oldest owner’s age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50%
of total premium payments for the For Life withdrawal option.

Before you purchase this rider, you should carefully consider the following:

· The features of this rider may not be purchased separately. As a result, you may pay for rider features that you never use.
· Although this rider is designed to permit you to recover at least your premium payments, if you take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.
· The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your future income needs.
· The rider is not a guarantee that you will receive any return on your premium payments.
· The rider is not a guarantee that your investment is protected against loss of purchasing power due to inflation.
· The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.
· This rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you elect this rider.
· Once elected, you may not terminate this rider until the fifth contract anniversary following the rider effective date.

You should review the terms of this rider carefully and work with your registered representative to decide if this rider is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.

GMWB 2-SL/JL Terms
We use the following definitions to describe the features of this rider:

· Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
· GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
· GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
· Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
· Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
· Rider effective date — the date the rider is issued.
· Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your
Contract’s accumulated value.
· Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
· Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division accumulated value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account division accumulated value is invested in at the time of the new premium payments.

On and after January 4, 2010, the available GMWB investment options are:
· Diversified Growth Account; or
· Diversified Balanced Account.

For more information about the Diversified Growth and Diversified Balanced Account, please see the prospectus sections titled THE CONTRACT - The Underlying Mutual Funds, TABLE OF SEPARATE ACCOUNT DIVISIONS and
the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS - Fixed Account.

We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB investment option and wish to transfer back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

Please see Appendix B for information regarding transfers between GMWB Investment Options, GMWB Investment
Options Underlying Funds, and Discontinued GMWB Investment Options.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner
(or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person)
or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you may take withdrawals prior to the oldest owner attaining age 59½. If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
· the rider effective date and
· each contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each contract anniversary, the withdrawal benefit base for each withdrawal option is
· increased dollar-for-dollar by any additional premium payments made since the previous contract anniversary, any GMWB Bonus credited since the previous contract anniversary, and any GMWB Step-Up; and
· decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

If you take withdrawals prior to the oldest owner attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you (unless you make additional premium payments).

Remaining Withdrawal Benefit Base
Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
· the rider effective date,
· when a premium payment is made,
· when any applicable GMWB Bonus is credited,
· when a GWMB Step-Up is applied, and
· when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
·	increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any
GMWB Step-Up; and
·	decreased dollar-for-dollar for each withdrawal benefit payment taken; and
·	decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The
Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you provide notice and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you may elect “Joint
Life” For Life withdrawal benefit payments anytime on or before your first withdrawal following the rider effective date.
Once you take this first withdrawal, you cannot change your election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the
	a.	owner if there is only one owner;
	b.	annuitant if the owner is not a natural person;
	c.	youngest joint owner if there are joint owners; or
	d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments. “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner is not a natural person.

To be eligible for “Joint Life” the covered lives must be
	a.	the owner and the owner’s spouse, provided there is only one owner and the spouse is named as a primary beneficiary; or
	b.	the joint owners, provided the joint owners are each other’s spouse.

NOTE: For purposes of this rider, “spouse” means the person who is recognized as the owner’s spouse and is eligible to make a spousal election under federal tax laws.

NOTE: At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you have elected “Single Life” or “Joint
Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

· “Single Life”:

	Age of Covered Life at First	For Life Withdrawal Benefit
	Withdrawal	Payment Percentage
	45-49	3.50%
	50-54	4.00%
	55-59	4.50%
	60-69	5.00%
	70-74	5.50%
	75-79	6.00%
	80+	6.50%

· “Joint Life”:

	Age of Younger Covered Life at	For Life Withdrawal Benefit
	First Withdrawal	Payment Percentage
	45-49	3.00%
	50-54	3.50%
	55-59	4.00%
	60-69	4.50%
	70-74	5.00%
	75-79	5.50%
	80+	6.00%

NOTE: All withdrawals prior to the contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable)
age 59 1/2 are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable) age 59 1/2, these 72t distributions will be treated as excess withdrawals. See
Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you should carefully choose when you take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you take your first withdrawal, your election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Covered Life Change. Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation.

2. If withdrawals have not been taken and you have not previously elected to continue this rider as provided in
Spousal Continuation, then

a. you may add a joint owner or primary beneficiary to your Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. you may remove a joint owner or primary beneficiary as a covered life.

c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your first withdrawal.

3. If withdrawals have been taken and you have locked in “Single Life” For Life withdrawal benefit payments, then

a. you may remove a joint owner as a covered life.

b. you may add a primary beneficiary to your Contract, however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

4. If withdrawals have been taken and you have locked in “Joint Life” For Life withdrawal benefit payments, then

a. you may remove a joint owner or primary beneficiary as a covered life.

b. you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your death.

5. If you have previously elected to continue this rider as provided in Spousal Continuation, then you may add a primary beneficiary to your Contract; however, you may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you add is your spouse, upon your death the spouse can continue the contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you signed the notice requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Effect of Withdrawals

This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we have provided several examples in Appendix C.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.

All withdrawals prior to the contract anniversary following the oldest owner’s (oldest annuitant’s, if applicable) age 59
1/2 are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you receive 72t distributions and have not reached the contract anniversary after the oldest owner’s (oldest annuitant’s, if applicable)
age 59 1/2, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you than the For Life withdrawal option. As a result, if you take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
· the excess withdrawal, or
· the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
· the excess withdrawal, or
· the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE: All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For
Life age eligibility requirement are excess withdrawals.

NOTE: For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22,
2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, below.)

NOTE: Withdrawals prior to age 59 1/2 may be subject to a 10% IRS penalty tax.

Required Minimum Distributions (RMD)

Tax-qualified Contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis
(i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

· your Contract may not have the Enhanced Death Benefit Rider;
· the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the
Internal Revenue Code is based only on this Contract (the “RMD amount”); and
· you have elected scheduled withdrawal payments.

NOTE: Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the
RMD Program for GMWB Riders on your next contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary
(following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of
·	The third contract anniversary following the rider effective date; or
·	The date you take a withdrawal following the rider effective date.

NOTE: The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your
Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic
GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY
OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a contract anniversary and your
Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a contract anniversary is less than a withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future
GMWB Step-Ups.

The GMWB Step-Up operates as follows:

On each contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base if you satisfy all of the following requirements:

	1.	the contract anniversary occurs before the later of
		a.	the contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
		b.	ten years after the rider effective date;
	2.	you have not declined any increases in the rider charge; and
	3.	you have not fully annuitized the Contract.

On each contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you satisfy all of the following requirements:

	1.	the contract anniversary occurs before the later of
		a.	the contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
		b.	ten years after the rider effective date;
	2.	you have not declined any increases in the rider charge;
	3.	you have not fully annuitized the Contract; and
	4.	the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE: A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:
· Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
· Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:
· You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL/JL Death Provisions below.
· You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
· the date the For Life remaining withdrawal benefit base is zero; or
· the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Death Provisions.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as described in THE CONTRACT — The Annuitization Period, Annuity Benefit Payment Options.

Effect of the Contract Accumulated Value Reaching Zero under the Rider

In the event that the Contract accumulated value reduces to zero, you must elect either

·	the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or
·	the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

· If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Death Provisions below.
· If you have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your For
Life withdrawal option is either “Joint Life” or “Single Life” depending on your election at the time of your first withdrawal.
· If you have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you must elect either
· the “Single Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of
· the date the For Life remaining withdrawal benefit base is zero; or
· the date of your death (annuitant’s death if the owner is not a natural person).
· the “Joint Life” For Life withdrawal option: you will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of
· the date the For Life remaining withdrawal benefit base is zero; or
· the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL/JL Death Provisions below.

NOTE: In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

GMWB 2-SL/JL Death Provisions

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not	The primary beneficiary(ies) must elect one of the following:
named as a primary
	beneficiary	a.	receive the death benefit under the Contract*; or
		b.	receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the
above-selected payments will continue; all other rights and
benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named	Your spouse may
as a primary
	beneficiary	a.	continue the contract with or without this rider as set
forth below in GMWB 2-SL/JL Spousal Continuation; or
		b.	elect one of the following:
· receive the death benefit under the Contract*;
· receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and
benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint	Your surviving owner must elect one of the following
owner is not your
	spouse	a.	receive the death benefit under the Contract*; or
		b.	receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

Upon your death, only the surviving owner’s right to the
above selected payments will continue; all other rights and
benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint	Your spouse may
owner is your spouse
		a.	continue the contract with or without this rider as set
forth below in GWMB 2-SL/JL Spousal Continuation; or
		b.	elect one of the following:
· receive the death benefit under the Contract*;
· receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

Unless the surviving spouse owner elects to continue the
contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will
terminate.

*	Please see THE CONTRACT — Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
**	We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a	The beneficiary(ies) receive the death benefit under the
	natural person	Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving
beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single	We will continue payments to your beneficiary(ies) according
	Life” For Life withdrawal	to the schedule established when you made your election
	option*	until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the “Joint	We will continue payments to the surviving covered life
	Life” For Life withdrawal	according to the schedule established when you made your
	option*	election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we will continue
payments to your beneficiary(ies) according to the schedule
established when you made your election until the For Life
remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the	We will continue payments to your beneficiary(ies) according
	Investment Back	to the schedule established when you made your election
	withdrawal option*	until the Investment Back remaining withdrawal benefit base
reduces to zero.

You are a joint owner	You elected the “Single	We will continue payments to the surviving joint owner
	Life” For Life withdrawal	according to the schedule established when you made your
	option*	election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue
payments to your beneficiary(ies) according to the schedule
established when you made your election until the For Life
remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint	We will continue payments to the surviving covered life
	Life” For Life withdrawal	according to the schedule established when you made your
	option*	election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s death, we will continue
payments to your beneficiary(ies) according to the schedule
established when you made your election until the For Life
remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the	We will continue payments to the surviving joint owner
	Investment Back	according to the schedule established when you made your
	withdrawal option*	election until the Investment Back remaining withdrawal
benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue
payments to your beneficiary(ies) according to the schedule
established when you made your election until the
Investment Back remaining withdrawal benefit base reduces
to zero.

* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE: The “Joint Life” For Life withdrawal option is not available if the owner is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a	The beneficiary(ies) receive the death benefit under the
	natural person	Contract.

	The owner elected the	We will continue payments to the owner’s beneficiary(ies)
	“Single Life” For Life	according to the schedule established when the owner made
	Withdrawal option*	its election until the For Life remaining withdrawal benefit base reduces to zero.

	The owner elected the	We will continue payments to the owner’s beneficiary(ies)
	Investment Back	according to the schedule established when the owner made
	withdrawal option*	its election until the Investment Back remaining withdrawal
benefit base reduces to zero.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th contract anniversary following the rider effective date.

We will terminate this rider upon the earliest to occur:

·	The date you send us notice to terminate the rider (after the 5th contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
·	The date you fully annuitize, fully surrender or otherwise terminate the Contract.
·	The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
·	The date the contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in Spousal Continuation or the removal/
addition of a joint life as described in Covered Life Change.
·	The date your surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary following the rider effective date).
·	The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.
·	The date you make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the contract accumulated value as of the date of termination.

GMWB 2-SL/JL Spousal Continuation

This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.	the Contract accumulated value is greater than zero;
2.	there has not been a previous spousal continuation of the Contract and this rider; and
3.	your spouse is either
	a.	your primary beneficiary, if you were the sole owner; or
	b.	the surviving joint owner, if there were joint owners.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have	Your spouse meets	Your spouse may take withdrawals under either withdrawal
been taken since the	the minimum issue	option as follows:
rider effective date	age requirement
		a.	The For Life withdrawal option will be available until the
earlier of the death of your spouse or the For Life
withdrawal benefit base reduces to zero. For Life
withdrawal benefits will automatically be calculated as
“Single Life” and your spouse will be the sole covered life.
Your spouse may not add a new covered life or elect “Joint
Life”. The For Life withdrawal benefit percentage will be
based on your spouse’s age and will lock in at the “Single
Life” percentage applicable on the date of your spouse’s
first withdrawal.
		b.	The Investment Back withdrawal option will continue to be
available until the Investment Back remaining withdrawal
benefit base is zero.
		c.	All other provisions of this rider will continue as in effect on the date of your death.

No withdrawals have	Your spouse does	The For Life withdrawal option terminates upon your death.
been taken since the	not meet the
rider effective date	minimum issue age	Your spouse may take withdrawals under the Investment Back
	requirement	withdrawal option as follows:

		a.	The Investment Back withdrawal option will continue to be
available until the Investment Back remaining withdrawal
benefit base is zero.
		b.	All other provisions of this rider will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have	You have locked	---	The For Life withdrawal option terminates upon
been taken since the	in “Single Life”		your death.
rider effective date	For Life
	withdrawal		Your spouse may take withdrawals under the
	benefits		Investment Back withdrawal option as follows:

			a.	The Investment Back withdrawal option will
continue to be available until the Investment
Back remaining withdrawal benefit base
reduces to zero.
			b.	All other provisions of this rider will continue
as in effect on the date of your death.

Withdrawals have	You have locked	Your spouse is	Your spouse may take withdrawals under either
been taken since	in “Joint Life” For	the surviving	withdrawal option as follows:
the rider effective	Life withdrawal	covered life
date	benefits		a.	The For Life withdrawal option will continue to
be available until the earlier of the death of
your spouse or the For Life withdrawal benefit
base reduces to zero. For Life withdrawal
benefits will continue to be calculated as
“Joint Life”. The For Life withdrawal benefit
percentage will remain locked in at the “Joint
Life” percentage applicable on the date of
your first withdrawal and will not be reset to
reflect your death.
			b.	The Investment Back withdrawal option will
continue to be available until the Investment
Back remaining withdrawal benefit base
reduces to zero.
			c.	All other provisions of this rider will continue
as in effect on the date of your death.

Withdrawals have	You have locked	There is no	The For Life withdrawal option terminates upon
been taken since	in “Joint Life” For	surviving	your death.
the rider effective	Life withdrawal	covered life
date	benefits		Your spouse may take withdrawals under the
Investment Back withdrawal option as follows:

			a.	The Investment Back withdrawal option will
continue to be available until the Investment
Back remaining withdrawal benefit base
reduces to zero.
			b.	All other provisions of this rider will continue
as in effect on the date of your death.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider		GMWB 2 - SL/JL
Marketing Name		Investment Protector Plus 2 Rider

Rider Issue Age		45 – 80

Rider Charge	GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly
Investment Back withdrawal benefit base)
	·	Maximum annual charge for rider applications signed before
January 4, 2010 is 1.00%.
	·	Maximum annual charge for rider applications signed on or after
January 4, 2010 is 1.65%.
	·	Current annual charge for rider applications signed before February
16, 2009 and you opt out of future GMWB Step-Ups after the
contract’s 2010 anniversary (for more details see Charges for Rider
Benefits) is 0.75%.
	·	Current annual charge for rider applications signed before February
16, 2009 and you do not opt out of future GMWB Step-Ups after the contract’s 2010 anniversary (for more details see Charges for Rider
Benefits) is 0.95%.
	·	Current annual charge for rider applications signed on or after
February 16, 2009 is 0.95%.

Guaranteed Minimum	·	Investment Back

Withdrawal Benefits	·	For Life

Annual Withdrawal Limits	·	Investment Back — 7.00% of the Investment Back withdrawal
benefit base.
	·	“Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For
Life withdrawal benefit base
	·	“Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For
Life withdrawal benefit base

For Life Withdrawal Benefit	·	“Single Life” or “Joint Life” (your life and the lifetime of your eligible
Payments		spouse)
	·	For Life withdrawal benefit payments default to “Single Life” unless
“Joint Life” is elected
	·	Available the contract anniversary following the date the oldest owner turns 59 1/2 — all withdrawals prior to that contract
anniversary are excess withdrawals under the For Life withdrawal option

Termination	·	You may terminate this rider anytime after the 5th contract
anniversary following the rider effective date

GMWB Step-Up	·	Automatic annual GMWB Step-Up available until the later of (a) the
Contract Anniversary prior to age 80 or (b) 10 years after the rider effective date.
	·	A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	·	If no withdrawals are taken, a GMWB Bonus is applied to the
benefit bases on each contract anniversary as shown below.
	·	Year 1 — 7.00% of premium payments
	·	Year 2 — 6.00% of premium payments
	·	Year 3 — 5.00% of premium payments

Investment Restrictions	·	You must select one of the available GMWB investment options;
there are no additional restrictions on allocations to the Fixed
Account or DCA Plus Accounts.

Spousal Continuation	·	At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the contract with or without this rider.
	·	The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate
Account and contains only selected information regarding the fixed account and DCA Plus Accounts. The Fixed
Account and the DCA Plus Accounts are a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus
Accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus Accounts. However,
disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our obligations with respect to the Fixed Account and DCA Plus Accounts are supported by our general account.
The general account is the assets of the Company other than those assets allocated to any of our Separate
Accounts. Subject to applicable law, we have sole discretion over the assets in the general account. Separate
Account expenses are not assessed against any Fixed Account or DCA Plus Account values. You can obtain more information concerning the Fixed Account and DCA Plus Accounts from your registered representative or by calling us at 1-800-852-4450.

We reserve the right to refuse premium payment allocations and transfers from the other investment options to the
Fixed Account and premium payment allocations to the DCA Plus Accounts. We will send you a written notice at least 30 days prior to the date we exercise this right. We will also notify you if we lift such restrictions.

Fixed Account

The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.

NOTE 1: We reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you elect the Premium
Payment Credit Rider.

NOTE 2: Transfers and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See FIXED ACCOUNT AND DCA PLUS ACCOUNT - Fixed Account Transfers, Total and Partial
Surrenders.

NOTE 3: We may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See
GENERAL PROVISIONS - Delay of Payments.

Fixed Account Accumulated Value

Your Fixed Account accumulated value on any valuation date is equal to:
· premium payments or credits allocated to the Fixed Account;
· plus any transfers to the Fixed Account from the other investment options;
· plus interest credited to the Fixed Account;
· minus any surrenders or applicable surrender charges or partial annuitizations from the Fixed Account;
· minus any transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders

Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the
Fixed Account may be subject to a charge (see GLOSSARY — Surrender Charge).

You may transfer amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receipt of your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.

Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:
· transfer an amount not to exceed 25% of your Fixed Account accumulated value; or
· transfer up to 100% of your Fixed Account accumulated value if:
· your Fixed Account accumulated value is less than $1,000; or
· a minus b is greater than 1% where:
a = the weighted average of your Fixed Account interest rates for the preceding contract year; and
b = the renewal interest rate for the Fixed Account.

Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:

· You may establish scheduled transfers by sending a written request or by telephoning the home office at 1-
800-852-4450.
· Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
· If the selected date is not a valuation date, the transfer is completed on the next valuation date.
· Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
· Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed
2% of your Fixed Account accumulated value.
· The minimum transfer amount is $100.
· If the Fixed Account accumulated value is less than $100 at the time of transfer, the entire Fixed Account accumulated value will be transferred.
· If you stop the transfers, you may not start transfers again without our prior approval.

Dollar Cost Averaging Plus Program (DCA Plus Program)

Premium payments allocated to the DCA Plus Accounts earn the interest rate in effect at the time each premium payment is received. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions.
Transfers into a DCA Plus Account are not permitted. There is no charge for participating in the DCA Plus Program.

NOTE: If you elect the Premium Payment Credit Rider, you may not participate in the DCA Plus Program.

DCA Plus Premium Payments

You may enroll in the DCA Plus Program by allocating a minimum premium payment of $1,000 into a DCA Plus
Account and selecting investment options into which transfers will be made. Subsequent premium payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period.
Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus Program.

Selecting a DCA Plus Account

DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus Program. However, you may only participate in one 6-month and one 12-month DCA Plus Program at a time. Under the 6-month transfer program, all premium payments and accrued interest must be transferred from the DCA Plus Account to the selected investment options in no more than 6 months. Under the 12-month transfer program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus Account accumulated value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).

DCA Plus Transfers

Transfers are made from DCA Plus Accounts to the investment options according to your allocation instructions. The transfers begin after we receive your premium payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

Unscheduled DCA Plus Transfers. You may make unscheduled transfers from DCA Plus Accounts to the investment options. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders. You may take scheduled or unscheduled surrenders from DCA Plus Accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS

The Contract

The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments

Surrendered amounts are generally disbursed within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of the accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:

· trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
· an emergency exists, as determined by the SEC, as a result of which:
· disposal by a mutual fund of securities owned by it is not reasonably practicable;
· it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
· the SEC permits suspension for the protection of security holders.

If payments are delayed the transfer will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.

In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

Misstatement of Age or Gender

If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.

You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.

The Company may refuse any assignment or transfer at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.

Change of Owner or Annuitant

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.

You may change the owner and/or annuitant of your non-qualified Contract at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change.
If ownership is changed, the benefits under certain riders may be affected. We reserve the right to require that you send us the Contract so that we can record the change.

If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.

Beneficiary

While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000, unless you have the GMWB rider.
Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.

Reinstatement

Reinstatement is only available for full surrender of your Contract. You cannot reinstate a partial surrender or partial annuitization; if you return either of these amounts, they will be considered new premium payments.

If you have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:
· we reinstate the Contract effective on the original surrender date;
· if you had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
· we apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you paid when you surrendered the Contract ;
· these amounts are priced on the valuation date the money from the other company is received by us;
· commissions are not paid on the reinstatement amounts; and
· new data pages are sent to your address of record.

If you have any of the optional riders, rider fees will apply for the period between the date you requested termination and the date your contract was reinstated.

If you have any of the optional riders, rider benefits will be adjusted when the amount originally surrendered differs from the reinstatement amount.

Reports

We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.

Important Information About Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you apply for a Contract, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures.

Rights Reserved by the Company

We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We will make no such substitution or deletion without first notifying you and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).

If the shares of a division are no longer available for investment or if, in the judgment of our management, investment in a division becomes inappropriate for the purposes of our contract, we may eliminate the shares of a division and substitute shares of another division of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.

If we eliminate divisions, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have any value in the affected division(s).

We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.

Frequent Trading and Market-Timing (Abusive Trading Practices)

This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The
Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

· Disrupt the management of the underlying mutual funds by:
· forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
· causing unplanned portfolio turnover;
· Hurt the portfolio performance of the underlying mutual funds; and
· Increase expenses of the underlying mutual fund and separate account due to:
· increased broker-dealer commissions; and
· increased record keeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the
Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

· Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
· Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
· Limiting the number of unscheduled transfers during a Contract year to no more than 12;
· Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
· Taking such other action as directed by the underlying mutual fund.

We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

Distribution of the Contract

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a
broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory
Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid
6.5% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts.

Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the
Company under applicable state insurance law and must be licensed to sell variable insurance products. The
Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

Performance Calculation

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the
Separate Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these
Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance.
The “yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield”
because of the compounding effect of the assumed reinvestment.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.
· Premium payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person’s gross income.
· An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed
Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
· Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
· Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
· The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
· Annuity benefit payments:
· The “investment in the contract” is generally the total of the premium payments made.
· The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
· After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal
Revenue Code requires:
· If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
· If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
· within five years after the date of your death; or
· as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
· If you take a distribution from the Contract before you are 59 ½, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
· IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
· SEP-IRA – A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
· SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the
Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain
Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

Premature Distributions: There is a 10% penalty under the Internal Revenue Code on the taxable portion of a
“premature distribution” from IRAs, IRA rollovers and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:
· made on or after you reach age 59 ½;
· made to a beneficiary on or after your death;
· made upon your disability;
· part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
· made to pay certain medical expenses;
· for health insurance premiums while unemployed;
· for first home purchases (up to $10,000);
· for qualified higher education expenses;
· for qualified disaster tax relief distributions (up to $100,000);
· for qualified reservist distributions;
· for amounts levied by the IRS directly against your IRA;
· for earnings associated with refunds of excess IRA contributions paid prior to your tax filing deadline;
· for Roth IRA conversions (assuming the conversion remains in the Roth IRA for 5 years); or
· for transfer of IRA incident to divorce.

For more information regarding premature distributions, please reference IRS Publication 590 and consult your tax advisor.

Rollover IRAs

If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b)
plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or
IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59 ½ and not rolled over may be subject to an additional 10% excise tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA.
Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For more information, please see your tax advisor.

Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a
Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your tax advisor.

Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their
IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70 ½. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's IRAs NOTE: Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. Please see the Required Minimum
Distribution (RMD) section of the GMWB 2-SL/JL (Investment Protector Plus 2) Rider of this prospectus for details.

Failure to comply with the RMD rules can result in an excise tax penalty. This penalty equals 50% of the amount of the RMD that exceeds the actual distribution amount (if any) that occurred during the calendar year in question.

Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United
States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

MUTUAL FUND DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal
Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the
Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the
Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the
National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

GENERAL INFORMATION

Reservation of Rights

The Company reserves the right to:

· increase the minimum amount for each premium payment to not more than $1,000; and
· terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you have a GMWB rider. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Legal Opinions

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa
Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

Legal Proceedings

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect
Separate Account B.

Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Householding

To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-
annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing.
Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial
Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts
(“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

· if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

· if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

· if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

· based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.

The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.

Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the
Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by
Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.

Financial Statements

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small Cap Growth Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein
Small Cap Growth Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against
U.S. inflation.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Vista Division

Invests in:	American Century VP Vista Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long term capital growth.

Dreyfus Investment Portfolio Technology Growth Division

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(sm )
Index (S&P 500®).

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Small Cap Value Division

Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund -
Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund –
Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

Goldman Sachs VIT Structured Small Cap Equity Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Structured Small Cap Equity Fund -
Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. Basic Value Division

Invests in:	Invesco V.I. Basic Value Fund –Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund –Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

MFS VIT Utilities Division

Invests in:	MFS VIT Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS VIT Value Division

Invests in:	MFS VIT Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Partners Division

Invests in:	Neuberger Berman AMT Partners Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger
Berman Management LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Small Cap Growth Division

Invests in:	Neuberger Berman AMT Small-Cap Growth Portfolio – S Class
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger
Berman Management LLC
Investment Objective:	seeks long-term capital growth. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.

Neuberger Berman AMT Socially Responsive Division

Invests in:	Neuberger Berman AMT Socially Responsive Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger
Berman Management LLC
Investment Objective:	seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific
Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Asset Allocation Division

Invests in:	Principal Variable Contract Funds Asset Allocation Account – Class 1
Investment Advisor:	Morgan Stanley Investment Management, Inc. (doing business as Van
Kampen) through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks to generate a total investment return consistent with the preservation of capital.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account –
Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified Balanced Division

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Growth Division

Invests in:	Principal Variable Contracts Funds Diversified Growth Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to seek to provide a relatively high level of current income and long-
term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond
Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account
– Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. through a sub-advisory agreement and
ClearBridge Advisors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown
Investment Advisory Incorporated through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account –
Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account –
Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2010 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account –
Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account –
Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account –
Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account –
Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account –
Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income
Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II – Class 1
Investment Advisor:	Emerald Advisors, Inc. through a sub-advisory agreement and Essex
Investment Management Company, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I – Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc., through a sub-advisory agreement and Mellon Capital Management Corporation through a sub-
advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced
Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios -
Conservative Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative
Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

SAM Conservative Growth Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios -
Conservative Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios -
Flexible Income Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other
Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios -
Strategic Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with
Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Division

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

Van Eck VIP Global Hard Assets Division

Invests in:	Van Eck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset"
securities. Income is a secondary consideration.

REGISTRATION STATEMENT

This prospectus (Part A of the registration statement) omits some information contained in the Statement of
Additional Information (Part B of the registration statement) and Part C of the registration statement which the
Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contacting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in
Washington, D.C. Information on the operation of the public reference room may be obtained by calling the
Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration numbers for the Contract are 333-116220 and 811-02091.

CUSTOMER INQUIRIES

Your questions should be directed to: Principal Investment Plus Variable Annuity, Principal Financial Group,
P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450. You may also contact us through our internet site:
www.principal.com.

TABLE OF CONTENTS OF THE SAI

General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	10
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	15
Financial Statements	16
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	156
Consolidated Financial Statements	157

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

APPENDIX A - PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer was made available effective January 4, 2010. Owners of an eligible Principal variable annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity
contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

· your old contract is not subject to any surrender charges; and
· available in your state.

Exchange Offer Terms and Conditions

· You must qualify for and elect the GMWB 2-SL/JL rider. To qualify for the GMWB 2-SL/JL rider, you (or the annuitant if the owner is a non-natural person) must be between the ages of 45 and 80.
· You must receive a current prospectus for the new contract.
· You must complete all required exchange offer forms.
· The Premium Payment Credit Rider is not available on the new contract.
· If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited GMWB investment options (review this prospectus in its entirety for full details).
· The amount being exchanged to the new contract cannot be allocated to the DCA Plus Accounts.
· Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
· At contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.
· We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
· The exchange offer is not available for partial exchanges.
· Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Summary Comparison* of Principal Variable Annuity and
Investment Plus Variable Annuity with GMWB Rider

To participate in the exchange offer you must elect the GMWB 2-SL/JL rider.

A. Features	Principal Variable Annuity	Investment Plus Variable Annuity
GMWB Rider	Not available	GMWB 2-SL/JL

GWMB Investment Options	N/A	2
Fixed Rate Options (including 2	1 year - Fixed Account	1 year - Fixed Account
dollar-cost averaging options)	6 month - DCA Plus Account	6 month - DCA Plus Account***
	12 month - DCA Plus Account	12 month - DCA Plus Account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with
GMWB 2-SL/JL)
No. of Free Division Transfers/	12	1
Contract Year

B. Annuitization	Principal Variable Annuity	Investment Plus Variable Annuity
Annuity Benefit Payments First	Any time	Any time on/after the first contract
Available		anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life	Same
income with fixed period; custom
options

C. Death Benefit	Principal Variable Annuity	Investment Plus Variable Annuity
Base Death Benefit	An amount equal to the greatest	An amount equal to the greatest of
	of	(i) total premium payments less
	(i) total premium payments less	surrenders, or
	surrenders, or	(ii) contract value, or
	(ii) contract value, or	(iii) 7 year Step-Up
(iii) 7 year Step-Up
For partial surrenders, the death
	For partial surrenders from old	benefit is reduced proportionately for
	contracts prior to November 23,	each withdrawal.
2003, the death benefit is
	reduced by the amount of each	See the Death Benefit section in this
	withdrawal.	Appendix for more details.

For partial surrenders from old
contracts issued on or after
November 23, 2003, the death
benefit is reduced proportionately
for each withdrawal.
Optional Enhanced Death Benefit	Available	Not available
Rider
Payable	1st owner or annuitant to die	1st owner to die

D. Fees and Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Annual Fee (waived for contracts	Lesser of $30 or 2% of contract	Same
with accumulated value of	accumulated value
$30,000 or more)
Mortality and Expense Risks
Charge**	1.25%	Same
Administration Charge** (on an	Maximum: 0.15%	Same
annual basis)
Current: 0.00%
Available Underlying Mutual Fund	Maximum Annual: 2.25%	Maximum Annual: 0.58%
Expenses****
	Minimum Annual: 0.27%	Minimum Annual: 0.58%
GMWB2 – SL/JL Rider Charge	Not available	Maximum Annual: 1.65%
Taken as % of average quarterly
Investment Back withdrawal		Current Annual: 0.95%
benefit base.

E. Transaction Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Surrender Charge Period and %	7 years (6,6,6,5,4,3,2)	7 years (6,6,6,5,4,3,2)
of amount surrendered (applies
only to new premium payments)	9 years (8,8,8,8,7,6,5,4,3) if you	Premium Payment Credit Rider not
	elected the Purchase Payment	available
Credit Rider
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of	Maximum: lesser of $25 or 2% of
	each unscheduled partial	each unscheduled partial surrender
	surrender after the 1st in a	after the 12th in a contract year.
contract year.

	Current: $0/0%	Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of	Maximum: lesser of $30 or 2% of
	each unscheduled transfer after	each unscheduled transfer after the
	the 12th in a contract year.	1st in a contract year.

	Current: $0/0%	Current: $0/0%

*	Does not reflect state variations.
**	Charges taken daily as a percentage of the average daily Separate Account Division accumulated value.
***	Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.
****	For the new contract, only maximum and minimum charges for the GMWB Investment Options are reflected.

Charges and Expenses

The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.

Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.

Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.

GMWB Rider

The new contract offers a GMWB rider (Investment Protector Plus 2) not available under the old contract. The
GMWB 2-SL/JL rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value. The GMWB 2-SL/JL rider also allows your beneficiary(ies) to choose a death benefit under the
Contract or death benefit available under the rider. You may add only one GMWB 2-SL/JL rider to your Contract.
You must qualify for and elect the GMWB 2-SL/JL rider when you purchase the new contract.

The GMWB 2-SL/JL rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.

The GWMB 2-SL/JL rider also offers a GMWB Bonus. The GMWB Bonus rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus amount will provide a modest increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.

Once elected, the GMWB 2-SL/JL rider may not be terminated for five contract years following the rider effective date.

Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited
GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.

Please review the new contract prospectus in its entirety for additional information regarding the GMWB 2-SL/JL rider and whether the GMWB 2-SL/JL rider is appropriate for your needs.

Tax Matters

Although we believe that an exchange as described in this Appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.

There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See also the FEDERAL TAX MATTERS section of this prospectus.

APPENDIX B — GMWB INVESTMENT OPTIONS

GMWB Investment Options
While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you purchase a GMWB rider, you must allocate 100% of your Separate Account division accumulated value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your Separate Account division accumulated value is invested in at the time of the new premium payments.

the available GMWB investment options are:
· Diversified Growth Account; or
· Diversified Balanced Account.

For more information about the Diversified Growth and Diversified Balanced Account, please see the prospectus sections titled THE CONTRACT - The Underlying Mutual Funds, TABLE OF SEPARATE ACCOUNT DIVISIONS
and the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer Contract accumulated value to the Fixed Account. You may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers are subject to the provisions of your Contract. See FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS - Fixed Account.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We may make available other GMWB Models. We also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you if you transfer out of a GMWB Model or investment option and wish to transfer back to that GMWB Model or investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

NOTE: If you have the GMWB 1 rider and elect to Step-Up, you agree to select from the then current GMWB investment options.

Transfers Between GMWB Investment Options

You may transfer 100% of your Separate Account division accumulated value from your current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).

If your Separate Account division accumulated value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate
Account division, we will rebalance your Separate Account division accumulated value each calendar quarter. You may not transfer your Separate Account division accumulated value to any other discontinued GMWB investment option. You may transfer your Separate Account division accumulated value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

GMWB Investment Options Underlying Funds
You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation ("PMC"), an affiliate of ours. If you wish to invest your Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.

Discontinued GMWB Investment Options (No Longer Available for New Contracts)

The following GMWB investments are not available for Contracts issued on or after January 4, 2010.

· GMWB Self-Build Model A;
· GMWB Self-Build Model B;
· GMWB Self-Build Model C;
· GMWB Self-Build Model D;
· Principal LifeTime 2010 Account;
· Principal LifeTime 2020 Account;
· Principal LifeTime 2030 Account;*
· Principal LifeTime Strategic Income Account;
· Strategic Asset Management Balanced Portfolio;
· Strategic Asset Management Conservative Balanced Portfolio; or
· Strategic Asset Management Flexible Income Portfolio.

* Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.

For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal
LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth and Diversified Balanced
Accounts; please see the prospectus sections titled THE CONTRACT -The Underlying Mutual Funds, TABLE OF
SEPARATE ACCOUNT DIVISIONS and the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, please see FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS and (4) transfers under your Contract, please see THE CONTRACT - The Accumulation Period, Division Transfers and GENERAL
PROVISIONS - Frequent Trading and Market Timing (Abusive Trading Practices).

GMWB Self-Build Models

GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.

Each of the GMWB Self-Build Models requires you to allocate your Separate Account division accumulated value and premium payments in specified percentages among asset classes and provides you limited ability to select the
Separate Account divisions that you wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%

The following table identifies the Separate Account divisions within each asset class for purposes of the GMWB Self-
Build Models. The table also identifies those instances in which there are limitations on the percentage of assets that you may allocate to a sub-class within asset classes. The sum of the percentages that you allocate to the Separate
Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you invest in all the asset classes must equal 100% of your Separate
Account division accumulated value.

If you are invested in a GMWB Self-Build Model, you are directing us to allocate your Separate Account division accumulated value and premium payments according to the allocation percentages you have set. In addition, you are directing us to automatically rebalance your Separate Account division accumulated value each calendar quarter to match the allocation percentages you set in your GMWB Self-Build Model. You may transfer among the divisions within an asset class or sub-class as long as your allocations for that asset class or sub-class equal the percentage established by your chosen GMWB Self-Build Model, and you adhere to the transfer provisions of your Contract (See
THE CONTRACT - The Accumulation Period, Division Transfers and GENERAL PROVISIONS - Frequent Trading
and Market Timing (Abusive Trading Practices)). We currently do not charge a transfer fee. If we start charging a transfer fee in the future, we will not impose such a fee on the quarterly automatic portfolio rebalancing.

You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build
Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we do not take such potential financial benefit into account in selective the underlying fund to be an option under a GMWB
Self-Build Model.

In maintaining a GMWB Self-Build Model, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You should also remember that asset allocation does not insure a profit or protect against loss. You may wish to ask your financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your selections remain appropriate for your needs, contact your financial representative.

For more information about the Separate Account divisions named in the table for the GMWB Self-Build
Models below, please see the prospectus sections titled THE CONTRACT - The Underlying Mutual Funds,
TABLE OF SEPARATE ACCOUNT DIVISIONS and the underlying fund's prospectus provided with this prospectus.

The GMWB Self-Build Models are shown below:

	Investment	GMWB	GMWB	GMWB	GMWB
	Advisor	Model A	Model B	Model C	Model D
Short-Term Fixed Income
Options
Money Market	Principal Global Investors, LLC*
Short-Term Income	Edge Asset Management, Inc*
Total		30%	20%	10%	15%

Fixed Income Subaccounts
American Century VP Inflation	American Century Investment
Protection	Management, Inc.
Bond & Mortgage Securities	Principal Global Investors, LLC*
Government & High Quality Bond	Principal Global Investors, LLC*
Total		40%	30%	20%	15%

Balanced/Asset Allocation
Subaccounts
Asset Allocation	Morgan Stanley Investment
Management, Inc.*
LifeTime 2010	Principal Global Investors, LLC*
LifeTime 2020	Principal Global Investors, LLC*
LifeTime Strategic Income	Principal Global Investors, LLC*
Strategic Asset Management	Edge Asset Management, Inc.*
(“SAM”) Balanced
SAM Conservative Balanced	Edge Asset Management, Inc.*
SAM Flexible Income	Edge Asset Management, Inc.*
Total		10%	15%	20%	25%

Large US Equity Subaccounts
Invesco V.I. Basic Value	Invesco Advisors, Inc.
Equity Income	Edge Asset Management, Inc.*
LargeCap Value	Principal Global Investors, LLC*
Large Value Total		10%	10%	10%	10%
LargeCap Blend II	T. Rowe Price Associates, Inc.*	N/A
LargeCap S&P 500 Index	Principal Global Investors, LLC*	N/A
Neuberger Berman AMT Socially	Neuberger Berman	N/A
Responsible	Management, Inc.
Large Blend Total		0%	5%	10%	5%
American Century VP Ultra	American Century Investment
Management, Inc.
Fidelity VIP ContraFund	Fidelity Management &
Research Company
LargeCap Growth	Columbus Circle Investors*
T. Rowe Price Blue Chip Growth	T. Rowe Price Associates, Inc.
Large Growth Total		10%	10%	10%	10%
Large US Equity Subaccounts Total		20%	25%	30%	25%

	Investment	GMWB	GMWB	GMWB	GMWB
	Advisor	Model A	Model B	Model C	Model D
Small/Mid US Equity
Subaccount
Real Estate Securities	Principal Real Estate Investors,	N/A	N/A	5%	N/A
	LLC*
MidCap Value Total		0%	0%		0%
American Century VP Vista	American Century Investment	N/A			N/A
	Management, Inc.
MidCap Blend	Principal Global Investors, LLC*	N/A			N/A
T. Rowe Price Health Sciences	T. Rowe Price Associates, Inc.	N/A			N/A
Mid Cap Blend and Growth Total		0%	5%	5%	0%
Invesco V.I. SmallCap Equity	Invesco Advisors, Inc.	N/A	N/A		N/A
Neuberger Berman AMT Small –	Neuberger Berman	N/A	N/A		N/A
Cap Growth	Management, Inc.
SmallCap Value I	JP Morgan Investment	N/A	N/A		N/A
	Management, Inc.*
SmallCap Total		0%	0%	5%	0%
Small/Mid US Equity Subaccount Total		0%	5%	15%	0%

International Equity
Subaccounts
Diversified International	Principal Global Investors, LLC*	N/A
Fidelity VIP Overseas	Fidelity Management &	N/A
	Research Company
Invesco V.I. International Growth	Invesco Advisors, Inc.	N/A
International Equity Subaccounts Total		0%	5%	5%	20%

Total		100%	100%	100%	100%
* Pursuant to a sub-advisory agreement with Principal Management Corporation, the investment advisor.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We may make available other GMWB Models. We may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the contract or to you if you transfer out of a GMWB Model and wish to transfer back to that model.

GMWB Select Models

GMWB Select Models are not available for Contracts issued on or after November 21, 2008.

Each of the GMWB Select Models requires you to allocate your Separate Account division accumulated value and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%

If you are invested in a GMWB Select Model, you are directing us to allocate your premium payments and Separate
Account division accumulated value according to the allocation percentages shown in the chart above. In addition, you are directing us to automatically rebalance the Separate Account division accumulated value each calendar year to match the allocation percentages of your chosen GMWB Select Model.

APPENDIX C — GMWB 2-SL/JL EXAMPLES

These examples have been provided to assist you in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE: The owner’s actions determine the benefits received.

NOTE: For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
· the client is age 62 and the client’s spouse is age 60 on the rider effective date.
· initial premium payment = $100,000.
· the withdrawal benefit bases prior to partial surrender = $100,000.
· the remaining withdrawal benefit bases prior to partial surrender = $100,000.
· Investment Back (7%) withdrawal benefit payment = $7,000.
· “Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.
· “Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first contract anniversary:
· a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
· there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
· Investment Back:
· the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
· the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
· the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
· For Life:
· the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
· the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
· the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:
· no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.
· the client makes a premium payment of $50,000.

On the first contract anniversary:
·	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 =
$10,500.
·	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
·	Investment Back:
	·	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
	·	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
and
	·	the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.
·	For Life:
	·	the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
	·	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
	·	the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3
In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of
$4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first contract anniversary:
·	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
·	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
·	Investment Back:
	·	the withdrawal benefit base remains the same ($100,000);
	·	the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
	·	the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).
·	For Life:
	·	the For Life withdrawal benefit base remains the same ($100,000);
	·	the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and
	·	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x
0.045 = $4,500).

Example 4
In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first contract anniversary:
·	a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.
·	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
·	Investment Back:
	·	the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
	·	the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
	·	the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
·	For Life:
	·	the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
	·	the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
	·	the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of
$4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the second contract anniversary:
·	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
·	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
·	Investment Back:
	·	the Investment Back withdrawal benefit base remains the same ($107,000);
	·	the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
	·	the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x
0.07 = $7,490).
·	For Life:
	·	the For Life withdrawal benefit base remains the same ($107,000);
	·	the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and
	·	the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.

On the third contract anniversary:
·	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
·	there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.
·	Investment Back:
	·	the Investment Back withdrawal benefit base remains the same ($107,000);
	·	the Investment Back remaining withdrawal benefit base remains the same ($102,500); and
	·	the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 =
$7,490).
·	For Life:
	·	the For Life withdrawal benefit base remains the same ($107,000);
	·	the For Life remaining withdrawal benefit base remains the same ($102,500); and
	·	the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x
0.045 = $4,815).

Example 5
The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first contract anniversary. On the 2nd contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second
contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
·	the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.
·	the initial premium payment is $100,000
·	the withdrawal benefit bases prior to partial surrender = $100,000
·	the remaining withdrawal benefit bases prior to partial surrender = $100,000
·	Investment Back (7%) withdrawal benefit payment = $7,000
·	“Single Life” For Life (5%) withdrawal benefit payment = $5,000
·	Withdrawal taken = $8,000
· excess amount under the Investment Back withdrawal option is $1,000; and
· excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 -
$1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).
For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 =
$96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary)
multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-
in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

* The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

* The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary)
multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-
in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

APPENDIX D — GWMB 2-SL (NO LONGER AVAILABLE FOR SALE)

GWMB 2-SL Rider -- Investment Protector Plus 2

Appendix D is only applicable to Contract owners who purchased the GMWB 2-SL rider while it was available for sale. The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your state).

For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the contract's 2010 anniversary unless you decline the increased rider charge (opting out of future
GMWB Step-Ups). For example, if your 2010 contract anniversary was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually. For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we increase the rider charge, you will be notified in advance. When there is a rider charge increase, you have the following options before the effective date of the change:
· Accept the increased rider charge and continue to be eligible to receive a GWMB Step-Up at each Contract anniversary; or
· Decline the increased rider charge by sending us notice that you are opting out of the Step-Up feature of this rider and electing to remain at your current rider charge. Once you opt out of the Step-Up feature, you will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter, the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

We use certain defined terms in our description of the riders. For your convenience, we have included definitions of those terms in the GMWB 2-SL Terms.

GMWB Overview

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You are not required to choose between these two withdrawal options unless your Contract accumulated value is zero or you reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you to recover at least your premium payments.

For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option
(based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50%
depending on the age at first withdrawal.

Bonus feature. This rider has a Bonus feature (described below) which rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.

Maximum annual rider charge. This rider has a maximum annual rider charge (1.00% of the Investment Back withdrawal benefit base).

Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circumstances.

Additional death benefit. This rider also allows your beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see
SUMMARY OF EXPENSE INFORMATION — Periodic Expenses).

This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the
Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount
(see CHARGES AND DEDUCTIONS — Surrender Charge, Free Surrender Privilege). However, any withdrawals may have an impact on the value of your rider’s benefits.

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see Appendix B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB Terms

We use the following definitions to describe the features of a GMWB rider:

· Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
· GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
· GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
· Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
· Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
· Rider effective date — the date the rider is issued.
· Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your
Contract’s accumulated value.
· Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
· Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in Appendix B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your registered representative to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner
(or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person)
or the date the Investment Back remaining withdrawal benefit base equals zero.

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
·	the rider effective date and
·	each contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each contract anniversary, the withdrawal benefit base for each withdrawal option is
·	increased dollar-for-dollar by any additional premium payments made since the previous contract anniversary and any GMWB Bonus credited since the previous contract anniversary; and
·	decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
·	the rider effective date,
·	when a premium payment is made,
·	when any applicable GMWB Bonus is credited, and
·	when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
·	increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;
·	decreased dollar-for-dollar for each withdrawal benefit payment taken; and
·	decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The
Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner (or oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the Contract anniversary following the date that the oldest owner (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.

Under this rider, For Life withdrawal benefit payments are “Single Life”. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life is the
a.	owner if there is only one owner;
b.	annuitant if the owner is not a natural person;
c.	youngest joint owner if there are joint owners; or
d.	youngest annuitant if there are joint annuitants and the owner is not a natural person.

“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First	For Life Withdrawal Benefit
Withdrawal	Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Covered Life Change

Any ownership change (annuitant change if the owner is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner due to a spousal continuation of the rider.

Effect of Withdrawals

The rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
· the excess withdrawal, or
· the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
· the excess withdrawal, or
· the result of (a divided by b) multiplied by c, where:
a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;
b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and
c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE: All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For
Life age eligibility requirement are excess withdrawals.

NOTE: For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22,
2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, below.)

Required Minimum Distributions (RMD)

Tax-qualified Contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis
(i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

· your Contract may not have the Enhanced Death Benefit Rider;
· the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal
Revenue Code is based only on this Contract (the “RMD amount”); and
· you have elected scheduled withdrawal payments.

NOTE: Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the Contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the
RMD Program for GMWB Riders on your next contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three contract anniversaries following the rider effective date, we will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable contract anniversary multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the
rider effective date	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of
· The third contract anniversary following the rider effective date; or
· The date you take a withdrawal following the rider effective date.

NOTE: The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your
Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner opts out of the automatic
GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge. See SUMMARY OF
EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you satisfy the eligibility requirements on a contract anniversary and your
Contract accumulated value is greater than the applicable withdrawal benefit base, we will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your Contract accumulated value on that contract anniversary. We will not reduce your withdrawal benefit base or remaining withdrawal benefit base if your Contract accumulated value on a contract anniversary is less than a withdrawal benefit base.

If you are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you will be charged the then current rider charge. You may choose to opt out of the GMWB Step-Up feature if the charge for your rider will increase. We will send you advance notice if the charge for your rider will increase in order to give you the opportunity to opt out of the GMWB Step-Up feature. Once you opt out, you will no longer be eligible for future
GMWB Step-Ups.

The GMWB Step-Up operates as follows.

On each contract anniversary following the rider effective date, you are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you satisfy all of the following requirements:
	1.		the contract anniversary occurs before the later of
		a.	the contract anniversary following the date the oldest owner (oldest annuitant if the owner is not a natural person) attains age 80; or
		b.	ten years after the rider effective date;
	2.		you have not declined any increases in the rider charge; and
	3.		you have not fully annuitized the Contract.

Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB
Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you did not previously opt out of the GMWB Step-Up feature. If your spouse elects the special GMWB Step-Up, we will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-
Up, the GMWB Step-Up feature will continue according to the terms of this rider and your surviving spouse will be charged the then current rider charge. If your surviving spouse continues your Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1.	Contract payment options:
	·		Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
	·		Payment of the Contract accumulated value as a single payment.

2.	GMWB rider payment options:
	·		You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB 2-SL Death Provisions below.
	·		You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
		·	the date the For Life remaining withdrawal benefit base is zero; or
		·	the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Death Provisions below.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as described in THE CONTRACT — The Annuitization Period, Annuity Benefit Payment Options.

Effect of the Contract Accumulated Value Reaching Zero under the Rider

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

· If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB 2-SL Death Provisions below.
· If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of
· the date the For Life remaining withdrawal benefit base is zero; or
· the date of your death (annuitant’s death if the owner is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described below.

GMWB 2-SL Death Provisions

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your Contract accumulated value is greater than zero at your death.

If you die and...	And...		Then...
You are the sole owner	Your spouse is not		The primary beneficiary(ies) must elect one of the following:
named as a primary
	beneficiary	a.	receive the death benefit under the Contract*; or
		b.	receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-
selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is		Your spouse may
named as a primary
	beneficiary	a.	continue the contract with or without this rider as set forth below in GMWB 2-SL Spousal Continuation; or
		b.	elect one of the following:
· receive the death benefit under the Contract*;
· receive the Investment Back remaining withdrawal
benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and
benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint		Your surviving owner must elect one of the following:
owner is not your
	spouse		a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint		Your spouse may
owner is your spouse
a. continue the contract with or without this rider as set forth below in GWMB 2-SL Spousal Continuation; or
b. elect one of the following:
· receive the death benefit under the Contract*;
· receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

Unless the surviving spouse owner elects to continue the
contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*			Please see THE CONTRACT — Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.
**			We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If...	And...	Then...
The annuitant dies	The owner is not a	The beneficiary(ies) receive the death benefit under the
	natural person	Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving
beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For	We will continue payments to your beneficiary(ies) according to
	Life withdrawal	the schedule established when you made your election until the
	option*	For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the	We will continue payments to your beneficiary(ies) according to
	Investment Back	the schedule established when you made your election until the
	withdrawal option*	Investment Back remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the For	We will continue payments to the surviving joint owner
	Life withdrawal	according to the schedule established when you made your
	option*	election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue
payments to the beneficiary(ies) according to the schedule
established when you made your election until the For Life
remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the	We will continue payments to the surviving joint owner
	Investment Back	according to the schedule established when you made your
	withdrawal option*	election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue
payments to the beneficiary(ies) according to the schedule
established when you made your election until the Investment
Back remaining withdrawal benefit base reduces to zero.
* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider , above, for more details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a	The beneficiary(ies) receive the death benefit under the
	natural person	Contract

	The owner elected	We will continue payments to the owner’s beneficiary(ies)
	the For Life	according to the schedule established when the owner made its
	Withdrawal option*	election until the For Life remaining withdrawal benefit base reduces to zero

	The owner elected	We will continue payments to the owner’s beneficiary(ies)
	the Investment Back	according to the schedule established when the owner made its
	withdrawal option*	election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th contract anniversary following the rider effective date.

We will terminate this rider upon the earliest to occur of
·		the date you send us notice to terminate the rider (after the 5th contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
·		the date you fully annuitize, fully surrender or otherwise terminate the Contract.
·		the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
·		the date the contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described in GMWB 2-SL Spousal Continuation.
·		the date your surviving spouse elects to continue the Contract without this rider.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the contract accumulated value as of the date of termination.

GMWB 2-SL Spousal Continuation

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.		the Contract accumulated value is greater than zero;
2.		the Contract and this rider have not been previously continued; and
3.		your Spouse is either
	a.	your primary beneficiary, if you were the sole owner; or
	b.	the surviving joint owner, if there were joint owners.

If your spouse elects to continue the contract with this rider, your spouse may take withdrawals under the Investment
Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

GMWB 2- SL (Single Life) Rider (Investment Protector Plus 2) Summary

Name of Rider		GMWB 2 - SL

Marketing Name		Investment Protector Plus 2 Rider

Rider Issue Age		45 – 80

Rider Charge		GMWB 2 -SL Rider Charges (as a percentage of average quarterly
Investment Back withdrawal benefit base)

	·	Maximum annual charge is 1.00%.
	·	Current annual charge if you opt out of future GMWB Step-Ups after the contract’s 2010 anniversary (for more details see Charges for Rider
Benefits) is 0.75%.
	·	Current annual charge if you do not opt out of future GMWB Step-Ups after the contract’s 2010 anniversary (for more details see Charges for
Rider Benefits) is 0.95%.

Guaranteed Minimum	·	Investment Back

Withdrawal Benefits	·	For Life

Annual Withdrawal Limits	·	Investment Back — 7% of the Investment Back withdrawal benefit base.
	·	For Life — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit	·	Single Life only

Payments	·	Available the contract anniversary following the date the oldest owner turns 59 1/2 — all withdrawals prior to that contract anniversary are excess withdrawals under the For Life withdrawal option
Termination	·	You may terminate this rider anytime after the 5th contract anniversary following the rider effective date

GMWB Step-Up	·	Automatic annual GMWB Step-Up available until the later of (a) the
Contract Anniversary prior to age 80 or (b) 10 years after the rider effective date.
	·	There are no restrictions on Step-Ups of the remaining withdrawal benefit base after reducing to zero.

GMWB Bonus	·	If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each contract anniversary as shown below.
	·	Year 1 — 7.00% of premium payments
	·	Year 2 — 6.00% of premium payments
	·	Year 3 — 5.00% of premium payments

Investment Restrictions	·	You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus
Accounts.

Spousal Continuation	·	At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may continue the contract with or without this rider.
	·	Only the Investment Back withdrawal option continues; the For Life withdrawal option terminates.

EXAMPLES

These examples have been provided to assist you in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE: For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-3)
The examples without excess withdrawals assume the following:
·	the client is age 62 and the client’s spouse is age 60 on the rider effective date.
·	initial premium payment = $100,000.
·	the withdrawal benefit bases prior to partial surrender = $100,000.
·	the remaining withdrawal benefit bases prior to partial surrender = $100,000.
·	Investment Back (7%) withdrawal benefit payment = $7,000.
·	For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

Example 1
In contract year one, no withdrawals are taken.

On the first contract anniversary:
·	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.
·	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
·	Investment Back:
· the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;
· the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
· the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.
·	For Life:
· the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;
· the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and
· the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2
In contract year one:
·	no withdrawals are taken.
·	the client makes a premium payment of $50,000.

On the first contract anniversary:
·	a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 =
$10,500.
·	there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the
Contract’s accumulated value.
·	Investment Back:
· the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
· the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
and
· the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.
·	For Life:
· the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;
· the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and
· the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3
In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first contract anniversary. On the 2nd contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second
contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 4-5)
The excess withdrawal examples assume the following:
· the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-
in the For Life withdrawal benefit payment percentage at 5%.
· the initial premium payment is $100,000
· the withdrawal benefit bases prior to partial surrender = $100,000
· the remaining withdrawal benefit bases prior to partial surrender = $100,000
· Investment Back (7%) withdrawal benefit payment = $7,000
· For Life (5%) withdrawal benefit payment = $5,000
· Withdrawal taken = $8,000
· excess amount under the Investment Back withdrawal option is $1,000; and
· excess amount under the For Life withdrawal option is $3,000

Example 4
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 -
$1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 =
$96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

* The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary)
multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 5
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

* The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

* The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary)
multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

APPENDIX E — GMWB 1 (NO LONGER AVAILABLE FOR SALE)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix E is only applicable to Contract owners who purchased the GMWB 1 rider while it was available. The
GMWB 1 Rider was available from March 1, 2005 until January 3, 2010.

For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80%
of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment
Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually.
For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment
Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we calculated it annually.
For example, if your withdrawal benefit base is changed on your contract anniversary, the fee for that calendar quarter will vary from the other quarters.

We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you elect a GMWB Step-Up, you will be charged the then current rider charge.

At the end of each calendar quarter, the rider charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Eligibility requirements for the GMWB 1 Rider are that the oldest owner (or oldest annuitant if the owner is not a natural person) must be younger than age 81.

Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see
SUMMARY OF EXPENSE INFORMATION — Periodic Expenses).

This rider does not restrict or change your right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the
Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount
(see CHARGES AND DEDUCTIONS — Surrender Charge, Free Surrender Privilege). However, any withdrawals may have an impact on the value of your rider’s benefits.

Election of the GMWB rider results in restriction of your Contract investment options to the more limited GMWB investment options (see Appendix B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective. We reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB 1 Terms
We use the following definitions to describe the features of this rider:

· Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.
· GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.
· GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.
· Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.
· Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.
· Rider effective date — the date the rider is issued.
· Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization of your
Contract’s accumulated value.
· Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.
· Withdrawal benefit payment — the amount that we guarantee you may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your investment goal is aggressive growth, a GMWB rider may not support your investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in Appendix B. While the GMWB rider is in effect, the investment options you may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your responsibility to select your GMWB investment option. You may wish to ask your financial advisor to assist you in making your selection. We reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you avoid the risk of out-living your money. You are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner
(or the oldest annuitant, if the Contract owner is not a natural person) is at least age 59½ or (ii) on the contract anniversary following the date that the oldest owner (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your premium payments (approximately 14 years). You are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your death (annuitant’s death if the owner is not a natural person)
or the date the Investment Back remaining withdrawal benefit base equals zero.

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on
· the rider effective date; and
· each contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each contract anniversary, the withdrawal benefit base for each withdrawal option is
· increased dollar-for-dollar by any additional premium payments made since the previous contract anniversary and any GMWB Bonus credited since the previous contract anniversary; and
· decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on
· the rider effective date;
· when a premium payment is made;
· when any applicable GMWB Bonus is credited; and
· when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be
· increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;
· decreased dollar-for-dollar for each withdrawal benefit payment taken; and
· decreased to reflect any excess withdrawals taken since the previous contract anniversary (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Effect of Withdrawals

This rider does not require you to take an available withdrawal benefit payment. If you want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you take a withdrawal, it is reflected immediately in your Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:
· the excess withdrawal, or
· the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:
· the excess withdrawal, or
· the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE: All withdrawals taken prior to the date that the oldest owner (oldest annuitant, if applicable) has met the For
Life age eligibility requirement are excess withdrawals.

NOTE: For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22,
2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, below.)

Required Minimum Distributions (RMD)

Tax-qualified Contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis
(i.e., compared to a contract year basis), usually beginning after age 70½.

If you are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

· your Contract may not have the Enhanced Death Benefit Rider;
· the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the
Internal Revenue Code is based only on this Contract (the “RMD amount”); and
· you have elected scheduled withdrawal payments.

NOTE: Although enrollment in the RMD Program for GMWB Riders does not prevent you from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You will automatically be re-enrolled in the
RMD Program for GMWB Riders on your next contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We will send you at least 30 days advance notice of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

On each of the first five contract anniversaries following the rider effective date, we will credit a bonus of 5% of premium payments as of the contract anniversary (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided that you have not taken any withdrawals since the rider effective date.

The GMWB Bonus is no longer available after the earlier of
· the fifth contract anniversary following the rider effective date; or
· the date you take a withdrawal following the rider effective date.

NOTE: The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your Contract accumulated value.

GMWB Step-Up

Beginning with the fifth contract anniversary after the rider effective date, if your Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your Contract accumulated value on the most recent contract anniversary.

To elect the GMWB Step-Up, you must notify us within 30 days after your fifth contract anniversary following the rider effective date. If you do not elect to Step-Up at that time, you are eligible to take a GMWB Step-up election within the
30-day period following any subsequent contract anniversary, based on the Contract accumulated value on that contract anniversary. Once a GMWB Step-Up has occurred, you must wait five contract years to elect another Step-
Up.

By electing a GMWB Step-Up, you agree to accept the then current rider charge. If you do not elect a GMWB Step-
Up, the charge for this rider will not change. By electing a GMWB Step-Up you agree to select from the then current
GMWB investment options.

If your surviving spouse continues your Contract with this rider attached (see GWMB 1 Spousal Continuation, below), your surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special
GMWB Step-Up and then current rider charge will be applied on the next contract anniversary and a new five-year
Step-Up period will begin. If your surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.

If your rider has an effective date on or after June 15, 2008, it will provide that if your Investment Back remaining withdrawal benefit base reduces to zero, your rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you make subsequent premium payments.

Effect of the Contract Accumulated Value Reaching Zero Under the Rider
In the event that the Contract accumulated value reduces to zero, you must elect either

· the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or
· the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you have elected as follows:

· If you elect the Investment Back withdrawal option, you will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.

If there is any Investment Back remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB Death Provisions.

· If you elect the For Life withdrawal option, you will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
· the date the For Life remaining withdrawal benefit base is zero; or
· the date of your death (annuitant’s death if the owner is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB Death Provisions.

NOTE: In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you prior written notice whenever reasonably feasible if your Contract accumulated value is approaching zero.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you must elect one of the Contract or GMWB rider payment options described below.

1. Contract payment options:
· Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.
· Payment of the Contract accumulated value as a single payment.

2. GMWB payment options:
· You may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your death (death of the first annuitant to die if the owner is not a natural person), we will continue payments as described in GMWB Death Provision below.
· You may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of
· the date the For Life remaining withdrawal benefit base is zero; or
· the date of your death (the death of the first annuitant to die if the owner is not a natural person).
If there is any For Life remaining withdrawal benefit base at the time of your death, we will continue payments as described in GMWB1 Death Provision below.

The For Life withdrawal option allows you to spread your withdrawal benefit payments over your lifetime. The
Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.

We will send you written notice at least 30 days prior to the maximum annuitization date and ask you to select one of the available payment options listed above. If we have not received your election as of the maximum annuitization date, we will automatically apply your Contract accumulated value to an annuity benefit payment option as described in THE CONTRACT — The Annuitization Period, Annuity Benefit Payment Options.

GMWB 1 Death Provision

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is greater than zero at your death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not	The primary beneficiary(ies) must elect one of the following:
named as a primary
	beneficiary	a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

Upon your death, only your beneficiary(ies)’s right to the above-
selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is	Your spouse may
named as a primary
	beneficiary	a. continue the contract with or without this rider as set forth below in GMWB 1 Spousal Continuation; or
b. elect one of the following:
· receive the death benefit under the Contract*;
· receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your spouse elects to continue the contract with this rider, only your spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and
benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint	Your surviving owner must elect one of the following
owner is not your
	spouse	a. receive the death benefit under the Contract*; or
b. receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

Upon your death, only the surviving owner’s right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint	Your spouse may
owner is your
	spouse	a. continue the contract with or without this rider as set forth below in GWMB 1 Spousal Continuation; or
b. elect one of the following:
· receive the death benefit under the Contract*;
· receive the Investment Back remaining withdrawal benefit
base as a series of payments.**

Unless the surviving spouse owner elects to continue the
contract with this rider, upon your death, only your spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*	Please see THE CONTRACT— Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**	We will make payments in an amount and frequency acceptable to us. If a surviving owner or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If...	And...	Then...
The annuitant dies	The owner is not a	The beneficiary(ies) receive the death benefit under the
	natural person	Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we will make equal payments to the surviving
beneficiaries unless the owner provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your Contract accumulated value is zero at your death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For	We will continue payments to your beneficiary(ies) according to
	Life withdrawal	the schedule established when you made your election until the
	option*	For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the	We will continue payments to your beneficiary(ies) according to
	Investment Back	the schedule established when you made your election until the
	withdrawal option*	Investment Back remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the For	We will continue payments to the surviving joint owner
	Life withdrawal	according to the schedule established when you made your
	option*	election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue
payments to the beneficiary(ies) according to the schedule
established when you made your election until the For Life
remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the	We will continue payments to the surviving joint owner
	Investment Back	according to the schedule established when you made your
	withdrawal option*	election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we will continue
payments to the beneficiary(ies) according to the schedule
established when you made your election until the Investment
Back remaining withdrawal benefit base reduces to zero.
* Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider, above, for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a	The beneficiary(ies) receive the death benefit under the
	natural person	Contract.

	The owner elected	We will continue payments to the owner’s beneficiary(ies)
	the For Life	according to the schedule established when the owner made its
	Withdrawal option*	election until the For Life remaining withdrawal benefit base reduces to zero.

	The owner elected	We will continue payments to the owner’s beneficiary(ies)
	the Investment Back	according to the schedule established when the owner made its
	withdrawal option*	election until the Investment Back remaining withdrawal benefit base reduces to zero.

GMWB 1 Spousal Continuation

If you die while this rider is in effect and if your surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if
1.	the Contract accumulated value is greater than zero;
2.	the Contract and this rider have not been previously continued; and
3.	your spouse is either
	a.	your primary beneficiary, if you were the sole owner; or
	b.	the surviving joint owner, if there were joint owners.

If your spouse elects to continue the contract with this rider, your spouse may take withdrawals under the Investment
Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.

If your spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE: Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you take a withdrawal to satisfy a court order to pay a portion of the Contract to your former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th contract anniversary following the rider effective date.

We will terminate this rider upon the earliest to occur of
· the date you send us notice to terminate the rider (after the 5th contract anniversary following the rider effective date). This will terminate the rider, not the Contract.
· the date you fully annuitize, fully surrender or otherwise terminate the Contract.
· the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.
· the date the contract owner is changed (annuitant is changed if the owner is not a natural person), except a change in owner due to a spousal continuation of the rider as described above in GWMB 1 Spousal
Continuation.
· the date your surviving spouse elects to continue the Contract without this rider.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the contract accumulated value as of the date of termination.

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider		GMWB 1

Marketing Name		Investment Protector Plus Rider

Rider Issue Age		0 – 80

Rider Charge	·	Current annual charge is 0.80% of the Investment Back remaining withdrawal benefit base for rider applications signed on or after
February 16, 2009.
	·	Current annual charge is 0.60% of the Investment Back remaining withdrawal benefit base for rider applications signed before February 16,
2009.
	·	Maximum annual charge is 0.85% of the Investment Back remaining withdrawal benefit base.

Guaranteed Minimum	·	Investment Back

Withdrawal Benefits	·	For Life

Annual Withdrawal Limits	·	Investment Back — 7% of the Investment Back withdrawal benefit base.
	·	For Life — 5% of the For Life withdrawal benefit base

For Life Withdrawal Benefit	·	Single Life only

Payments	·	Available the contract anniversary following the date the oldest owner turns 59 1/2 — all withdrawals prior to that contract anniversary are excess withdrawals under the For Life withdrawal option

Termination	·	You may terminate this Rider anytime after the 5th contract anniversary following the rider effective date

GMWB Step-Up	·	Optional GMWB Step-Up that you may elect beginning with the 5th contract anniversary. Once you have elected a GMWB Step-Up, you must wait at least 5 contract years to elect another GMWB Step-Up.
	·	Rider effective dates on or after June 15, 2008: the remaining withdrawal benefit bases are not eligible for Step-Ups after the Investment Back remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	·	If no withdrawals are taken, a GMWB Bonus of 5% is applied to the benefit bases each year on the contract anniversary for the first 5 years.

Investment Restrictions	·	You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus
Accounts.

EXAMPLES

These examples have been provided to assist you in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE: For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)
The examples without excess withdrawals assume the following:
· the client is age 62.
· initial premium payment = $100,000.
· the withdrawal benefit bases prior to partial surrender = $100,000.
· the remaining withdrawal benefit bases prior to partial surrender = $100,000.
· Investment Back (7%) withdrawal benefit payment = $7,000.
· For Life (5%) withdrawal benefit payment = $5,000.

Example 1
In contract year one, no withdrawals are taken.

On the first contract anniversary:

·	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
·	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
·	Investment Back:
	·	the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
	·	the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
	·	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
·	For Life:
	·	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;
	·	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
	·	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Example 2
In contract year one:
·	no withdrawals are taken.
·	the client makes a premium payment of $50,000.

On the first contract anniversary:
·	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 =
$7,500.
·	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
·	Investment Back:
	·	the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
	·	the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
and
	·	the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.
·	For Life:
	·	the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;
	·	the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and
	·	the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.

Example 3
In contract year one, the client takes a withdrawal of $5,000.

On the first contract anniversary:
·	Since a withdrawal was taken in contract year one, no GMWB bonus is credited.
·	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
·	Investment Back:
	·	the Investment Back withdrawal benefit base remains the same ($100,000);
	·	the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and
	·	the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x
0.07 = $7,000).
·	For Life:
	·	the For Life withdrawal benefit base remains the same ($100,000);
	·	the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and
	·	the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 =
$5,000).

Example 4
In contract year one, no withdrawals are taken.

On the first contract anniversary:
·	a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.
·	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
·	Investment Back:
	·	the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;
	·	the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
	·	the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.
·	For Life:
	·	the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;
	·	the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and
	·	the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

In contract year two, the client takes a withdrawal of $5,000.

On the second contract anniversary:
·	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
·	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
·	Investment Back:
	·	the Investment Back withdrawal benefit base remains the same ($105,000);
	·	the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and
	·	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).
·	For Life:
	·	the For Life withdrawal benefit base remains the same ($105,000);
	·	the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and
	·	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

In contract year three, no withdrawals are taken.

On the third contract anniversary:

·	Since a withdrawal was taken in contract year two, no GMWB bonus is credited.
·	there is no GMWB Step-Up because the client is not eligible until the fifth contract anniversary following the rider effective date.
·	Investment Back:
	·	the Investment Back withdrawal benefit base remains the same ($105,000);
	·	the Investment Back remaining withdrawal benefit base remains the same ($100,000); and
	·	the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).
·	For Life:
	·	the For Life withdrawal benefit base remains the same ($105,000);
	·	the For Life remaining withdrawal benefit base remains the same ($100,000); and
	·	the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

Example 5
In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth
contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)
The excess withdrawal examples assume the following:
·	the client is age 62
·	the initial premium payment is $100,000
·	the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000
·	the remaining withdrawal benefit bases prior to withdrawal = $100,000
·	Investment Back (7%) withdrawal benefit payment = $7,000
·	For Life (5%) withdrawal benefit payment = $5,000
·	Withdrawal taken = $8,000
· excess amount under the Investment Back withdrawal option is $1,000; and
· excess amount under the For Life withdrawal option is $3,000

Example 6
In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 -
$1,204.82 = $98,795.18.

* The amount of the adjustment for the excess withdrawal is the greater of a or b where:
a = $1,000 (the amount of the excess withdrawal); and
b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life
The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 =
$96,470.59.

* The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 =
$91,879.52

* The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

* The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary)
multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life
The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7
In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation
On the contract anniversary following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.

Investment Back
The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

* The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and
b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life
The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

* The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and
b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation
The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back
The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment);
and
b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life
The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

* The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and
b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)
The withdrawal benefit payment is the new withdrawal benefit base (calculated on the contract anniversary)
multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back
The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life
The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

APPENDIX F - ENHANCED DEATH BENEFIT RIDER (NO LONGER AVAILABLE FOR SALE)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.

The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and
Washington) of the average accumulated value during the calendar quarter. We reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.

The charge is deducted through the redemption of units from your accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your death
(annuitant’s death, if the owner is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.

The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

The Enhanced Death Benefit Rider provides you with the greater of the enhanced death benefit (described below) or the standard death benefit (see THE CONTRACT — Death Benefit, Standard Death Benefit Formula).

Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary following the oldest owner’s 75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or
c, where:
a = 1 minus 2 where:
1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and
2 = an adjustment for each partial surrender and each partial annuitization made since the rider effective date increased at a 5% effective annual interest rate.
b = (1 plus 2) minus 3 where:
1 = the highest accumulated value on any Contract anniversary since the rider effective date;
2 = any premium payments received since that Contract anniversary; and
3 = an adjustment for each partial surrender and each partial annuitization made since that Contract anniversary.
c = the standard death benefit (see THE CONTRACT — Death Benefits, Standard Death Benefit Formula)

After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:
d = (1 plus 2) minus 3 where:
1 = the value from item a above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
e = (1 plus 2) minus 3 where:
1 = the value from item b above as of the lock-in date
2 = any premium payments received since the lock-in date
3 = an adjustment for each partial surrender and each partial annuitization made since the lock-in date.
f = the standard death benefit.

The adjustment for each partial surrender or partial annuitization is (1 divided by 2) multiplied by 3, where:
1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;
2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and
3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.

NOTE: For contracts issued in New York and Washington — under this rider, if the original owner dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.

When available, this rider can only be elected at the time the Contract is issued. You may terminate this rider at any time. Once this rider is terminated, it cannot be reinstated.

This rider terminates on the earliest of the following:

1. the date the contract Owner is changed; or

2. the death of the Owner; or

3. the date the contract terminates; or

4. after the Lock-In Date, the date the death benefit described in the contract equals the enhanced death benefit under this rider; or

5. the date We receive your request to cancel it in Our office.

EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT

For all examples, assume

Contract issue date is 01/01/2005
Original premium payment = $100,000
Owner's age on issue date is 69 years

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY (01/01/
2009) (prior to the lock-in date)

Assume the following:

Accumulated Value (AV) = $105,000
Additional premium payments = $0
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit is the greatest of a, b, and c below.

a.		$121,550.63 = [$100,000 x (1.05)4 ] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations taken since the rider effective date increased at a 5% effective annual interest rate)

b.		$105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations taken since that Contract anniversary)

c.		Standard death benefit = $105,000 where the standard death benefit is the greater of

	i.	$105,000 = AV

	ii.	$100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization taken since the Contract issue date)

The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY
WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000
Additional premium payment = $50,000
AV after premium payment = $156,000
Partial surrenders and partial annuitizations = $0
Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a. $171,550.63 = $121,550.63 + $50,000 - $0

b. $155,000 = $105,000 + $50,000 - $0
c. Standard death benefit = $156,000 where the standard death benefit is the greater of

i.	$156,000 = AV

ii.	$150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY (01/01/2010)
(and prior to the lock-in date)

Assume the following:

AV = $159,000
Additional premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of Owner = 74

The enhanced death benefit is the greatest of a, b, and c below.

a. $180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0

b. $159,000 = $159,000 + $0 - $0

c. Standard death benefit = $159,000 where the standard death benefit is the greater of

i. $159,000 = AV

ii. $150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT
ANNIVERSARY and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)

Assume the following:

AV prior to partial surrender = $155,000
Partial surrender on 06/30/2010 = $10,000
AV after partial surrender = $145,000
Age of Owner = 74

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a. $172,664.93 = $180,128.16 x [1.05 x (180/365)] + $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] =
$184,569.67 + $0 - $11,904.74

b. $148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50

c. Standard death benefit = $145,000 where the standard death benefit is the greater of

i. $145,000 = AV

ii. $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] = $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY (01/01/
2011)(and lock-in date)

Assume the following:

AV = $150,000
Premium payments since last Contract anniversary = $0
Partial surrenders/annuitizations since last Contract anniversary = $0
Age of Owner = 75

The enhanced death benefit is the greatest of a, b, and c below.

a. $177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0

b. $150,000 = $150,000 + $0 - $0

c. Standard death benefit = $150,000 where the standard death benefit is the greater of

i. $150,000 = AV

iii. $140,325.00 = $140,325.00 + $0 - $0

The enhanced death benefit is $177,040.60. The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations taken.

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2011 - AFTER THE SIXTH CONTRACT
ANNIVERSARY and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN

Assume the following:

AV before premium payment made = $150,000
06/30/2011 premium payment = $5,000
AV after premium payment made = $155,000

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a.	$182,040.60 = $177,040.60 + $5,000 - $0

b.	$155,000 = $150,000 + $5,000 - $0

c.	Standard death benefit = $155,000 where the standard death benefit is the greater of

i.	$155,000 = AV (after premium payment made)

ii.	$145,325 = $140,325 + $5,000 - $0

The enhanced death benefit is $182,040.60

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY (01/
01/2012) and AFTER LOCK-IN

Assume the following:

AV = $160,000
Premium payments since lock-in date = $0
Partial Surrenders/annuitizations since lock-in date = $0
Age of Owner = 76
Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the

Contract AV on any Contract anniversary divisible by seven (e.g., 7, 14, 21). The enhanced death benefit is the greatest of a, b, and c below.

a.	$182,040.60 = $182,040.60 + $0 - $0

b.	$155,000 = $155,000 + $0 - $0

c.	Standard death benefit = $160,000 where the standard death benefit is the greatest

i. $160,000 = AV on seventh Contract anniversary

ii.	$145,325 = $145,325 + $0 - $0

iii.	$160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations since that Contract anniversary)]

The enhanced death benefit is $182,040.60.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER
TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY and AFTER LOCK-IN

Assume the following:

AV ON 6/30/2012 prior to partial surrender = $190,000
Partial surrender = $5,000
AV after the partial surrender = $185,000

The enhanced death benefit after the surrender is the greatest of a, b, and c below.

a. $177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67

b. $150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50

c. Standard death benefit = $185,000 where the standard death benefit is the greatest of

i.	$185,000 = AV

ii.	$141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05

iii.	$155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00

The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER
TAKEN and AFTER LOCK-IN

Assume the following:

AV prior to partial surrender = $110,000
Partial surrender - $10,000
AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.	$161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29

b.	$137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95

c.	Standard death benefit = $141,630.51 where the standard death benefit is the greatest of

i.	$100,000 = accumulated value

ii.	$128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 - $12,862.62

iii.	$141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49

The enhanced death benefit is $161,140.64.

APPENDIX G - CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information.

The following table contains the unit values for the Contract without the Premium Payment Credit Rider for the periods ended December 31.

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
			Percentage	Units
			Change	Outstanding
	Beginning	End of	from Prior	End of Period
Division	of Period	Period	Period	(in thousands)
AllianceBernstein Small Cap Growth
2010	$11.689	$15.804	35.20%	168
2009	8.349	11.689	40.00	122
2008	15.526	8.349	-46.23	109
2007	13.782	15.526	12.65	78
2006	12.608	13.782	9.31	53
2005(1)	11.857	12.608	6.33	18
American Century VP Inflation Protection
2010	11.730	12.175	3.79	5,503
2009	10.773	11.730	8.88	5,350
2008	11.087	10.773	-2.83	4,752
2007	10.250	11.087	8.17	5,125
2006	10.216	10.250	0.33	3,389
2005(1)	10.127	10.216	0.88	1,227
American Century VP Mid Cap Value
2010(2)	10.000	11.579	15.79	17
American Century VP Ultra
2010	9.847	11.263	14.38	3,933
2009	7.412	9.847	32.85	4,281
2008	12.863	7.412	-42.38	4,883
2007	10.779	12.863	19.33	3,530
2006	11.297	10.779	-4.59	2,714
2005(1)	10.962	11.297	3.06	911
American Century VP Vista
2010	11.385	13.928	22.34	145
2009	9.413	11.385	20.95	123
2008	18.553	9.413	-49.26	125
2007	13.441	18.553	38.03	87
2006	12.485	13.441	7.66	39
2005(1)	11.980	12.485	-4.22	71
Dreyfus Technology Growth
2010	12.385	15.859	28.05	202
2009	7.984	12.385	55.12	153
2008	13.760	7.984	-41.98	60
2007	12.176	13.760	13.01	38
2006	11.851	12.176	2.75	25
2005(1)	10.954	11.851	8.19	10

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Fidelity VIP Contrafund®
2010	$12.643	$14.599	15.47%	2,671
2009	9.450	12.643	33.79	2,635
2008	16.698	9.450	-43.41	2,410
2007	14.415	16.698	15.84	2,031
2006	13.098	14.415	10.05	1,240
2005(1)	11.562	13.098	13.29	427
Fidelity VIP Equity-Income
2010	10.107	11.471	13.49	558
2009	7.879	10.107	28.28	557
2008	13.952	7.879	-43.53	572
2007	13.951	13.952	0.01	686
2006	11.779	13.951	18.44	347
2005(1)	11.373	11.779	3.57	94
Fidelity VIP Growth
2010	9.909	12.122	22.33	467
2009	7.841	9.909	26.37	426
2008	15.069	7.841	-47.97	436
2007	12.048	15.069	25.07	376
2006	11.447	12.048	5.25	204
2005(1)	10.809	11.447	5.90	59
Fidelity VIP Mid Cap
2010	14.626	18.571	26.97	558
2009	10.597	14.626	38.02	396
2008	17.768	10.597	-40.36	357
2007	15.600	17.768	13.90	321
2006	14.053	15.600	11.01	198
2005(1)	12.492	14.053	12.50	36
Fidelity VIP Overseas
2010	12.761	14.233	11.53	2,507
2009	10.237	12.761	24.66	2,659
2008	18.498	10.237	-44.66	2,623
2007	16.003	18.498	15.59	2,013
2006	13.759	16.003	16.31	1,503
2005(1)	11.951	13.759	15.13	581
Franklin Small Cap Value Securities
2010(3)	10.000	12.663	26.63	27
Goldman Sachs VIT Mid Cap Value
2010	12.383	15.286	23.45	812
2009	9.417	12.383	31.50	911
2008	15.148	9.417	-37.83	981
2007	14.863	15.148	1.92	925
2006	12.956	14.863	14.72	550
2005(1)	11.892	12.956	8.95	162

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Goldman Sachs VIT Structured Small Cap Equity
2010	$9.134	$11.738	28.50%	395
2009	7.244	9.134	26.09	360
2008	11.118	7.244	-34.84	322
2007	13.481	11.118	-17.53	287
2006	12.159	13.481	10.87	189
2005(1)	11.502	12.159	5.71	--
Invesco V.I. Basic Value
2010	9.157	9.709	6.02	363
2009	6.265	9.157	46.16	310
2008	13.154	6.265	-55.69	91
2007	13.118	13.154	0.28	69
2006	11.733	13.118	11.80	49
2005(1)	11.307	11.733	3.77	5
Invesco V.I. International Growth
2010	8.115	9.046	11.47	446
2009	6.076	8.115	33.56	359
2008(4)	10.000	6.076	-39.24	14
Invesco V.I. SmallCap Equity
2010	11.994	15.226	26.95	219
2009	10.014	11.994	19.77	188
2008	14.762	10.014	-32.16	82
2007	14.212	14.762	3.87	50
2006	12.253	14.212	15.99	25
2005(1)	11.498	12.253	6.57	6
MFS Utilities
2010	13.028	14.604	12.10	84
2009(5)	10.000	13.028	30.28	30
MFS Value
2010	12.147	13.342	9.84	100
2009(5)	10.000	12.147	21.47	32
Neuberger Berman AMT Partners
2010	11.852	13.538	14.23	288
2009	7.689	11.852	54.14	344
2008	16.356	7.689	-52.99	356
2007	15.148	16.356	7.97	327
2006	13.666	15.148	10.84	209
2005(1)	12.298	13.666	11.12	40
Neuberger Berman AMT Small Cap Growth
2010	8.327	9.836	18.13	223
2009	6.869	8.327	21.23	221
2008	11.492	6.869	-40.23	179
2007	11.578	11.492	-0.74	163
2006	11.138	11.578	3.95	104
2005(1)	10.677	11.138	4.32	35

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Neuberger Berman AMT Socially Responsive
2010	$11.232	$13.628	21.33%	373
2009	8.654	11.232	29.79	384
2008	14.471	8.654	-40.20	338
2007	13.617	14.471	6.27	265
2006	12.126	13.617	12.30	144
2005(1)	11.467	12.126	5.75	54
PIMCO VIT All Asset
2010	11.489	12.832	11.69	153
2009(5)	10.000	11.489	14.89	35
PIMCO VIT High Yield Portfolio
2010 (3)	10.000	11.308	13.08	488
PIMCO VIT Total Return
2010	10.667	11.390	6.78	1,309
2009(5)	10.000	10.667	6.67	353
T. Rowe Price Blue Chip Growth
2010	11.007	12.609	14.56	453
2009	7.860	11.007	40.04	383
2008	13.879	7.860	-43.37	114
2007	12.494	13.879	11.09	87
2006	11.571	12.494	7.98	51
2005(1)	10.774	11.571	7.40	34
T. Rowe Price Health Sciences
2010	14.368	16.362	13.88	303
2009	11.076	14.368	29.72	257
2008	15.836	11.076	-30.06	262
2007	13.623	15.836	16.24	181
2006	12.722	13.623	7.08	113
2005(1)	10.642	12.722	19.55	34
Van Eck Worldwide Hard Assets
2010	13.174	16.741	27.08	190
2009(5)	10.000	13.174	31.74	60
Asset Allocation
2010	23.206	25.003	7.74	381
2009	19.778	23.206	17.33	384
2008	26.647	19.778	-25.78	296
2007	24.140	26.647	10.39	254
2006	21.674	24.140	11.38	170
2005(1)	20.667	21.674	4.87	72

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Bond & Mortgage Securities
2010	$18.892	$20.832	10.27%	4,398
2009	15.821	18.892	19.41	4,388
2008	19.317	15.821	-18.10	4,452
2007	18.916	19.317	2.12	4,627
2006	18.302	18.916	3.35	2,822
2005(1)	18.080	18.302	1.23	1,000
Diversified Balanced
2010(3)	10.000	10.883	8.83	14,593
Diversified Growth
2010(3)	10.000	11.031	10.31	27,443
Diversified International
2010	20.974	23.552	12.29	2,035
2009	16.480	20.974	27.27	1,498
2008	31.029	16.480	-46.89	1,267
2007	27.066	31.029	14.64	1,077
2006	21.417	27.066	26.38	612
2005(1)	18.156	21.417	17.96	184
Equity Income
2010	8.024	9.206	14.73	12,283
2009	6.770	8.024	18.52	13,024
2008	10.378	6.770	-34.77	12,992
2007(6)	10.000	10.378	3.78	11,013
Government & High Quality Bond
2010	10.614	11.095	4.53	5,005
2009	10.094	10.614	5.15	694
2008(7)	10.000	10.094	0.94	12
International Emerging Markets
2010	31.077	36.604	17.78	894
2009	18.554	31.077	67.49	878
2008	41.619	18.554	-55.42	756
2007	29.657	41.619	40.33	658
2006	21.709	29.657	36.61	368
2005(1)	17.761	21.709	22.23	131
LargeCap Blend II
2010	10.862	12.149	11.84	5,985
2009	8.482	10.862	28.06	6,533
2008	13.506	8.482	-37.20	6,947
2007	13.010	13.506	3.81	5,847
2006	11.374	13.010	14.38	3,901
2005(1)	10.969	11.374	3.69	1,448

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Growth
2010	$15.814	$18.488	16.91%	549
2009	12.607	15.814	25.44	576
2008	22.461	12.607	-43.87	361
2007	18.462	22.461	21.66	236
2006	17.007	18.462	8.56	125
2005(1)	15.349	17.007	10.80	23
LargeCap Growth I
2010	28.478	33.638	18.12	246
2009	18.883	28.478	50.81	273
2008	32.193	18.883	-41.34	232
2007	30.042	32.193	7.16	194
2006	28.640	30.042	4.90	129
2005(1)	25.496	28.640	12.33	40
LargeCap S&P 500 Index
2010	8.507	9.634	13.25	2,467
2009	6.820	8.507	24.74	2,416
2008	10.978	6.820	-37.88	1,888
2007	10.573	10.978	3.83	1,455
2006	9.263	10.573	14.14	891
2005(1)	8.972	9.263	3.24	350
LargeCap Value
2010	21.317	24.017	12.67	434
2009	18.560	21.317	14.85	428
2008	28.988	18.560	-35.97	362
2007	29.384	28.988	-1.35	390
2006	24.803	29.384	18.47	209
2005(1)	24.041	24.803	3.17	84
MidCap Blend
2010	35.797	43.875	22.57	2,193
2009	27.098	35.797	32.10	1,398
2008	41.530	27.098	-34.75	1,393
2007	38.425	41.530	8.08	1,220
2006	34.060	38.425	12.82	815
2005(1)	31.455	34.060	8.28	319

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Money Market
2010	$14.318	$14.140	-1.24%	2,034
2009	14.466	14.318	-1.02	2,509
2008	14.280	14.466	1.30	2,954
2007	13.786	14.280	3.58	894
2006	13.342	13.786	3.33	371
2005(1)	13.173	13.342	1.28	166
Principal Capital Appreciation
2010	8.740	9.960	13.96	558
2009	6.817	8.740	28.21	385
2008	10.360	6.817	-34.20	203
2007(8)	10.000	10.360	3.60	93
Principal LifeTime 2010
2010	10.881	12.243	12.52	2,473
2009	8.809	10.881	23.52	2,598
2008	12.910	8.809	-31.77	2,466
2007	12.603	12.910	2.44	2,499
2006	11.363	12.603	10.91	1,605
2005(1)	10.856	11.363	4.67	904
Principal LifeTime 2020
2010	11.200	12.726	13.63	10,091
2009	8.896	11.200	25.90	10,584
2008	13.682	8.896	-34.98	9,751
2007	13.212	13.682	3.56	8,959
2006	11.616	13.212	13.74	5,303
2005(1)	11.020	11.616	5.41	1,657
Principal LifeTime 2030
2010	10.955	12.485	13.97	3,740
2009	8.652	10.955	26.62	3,369
2008	13.780	8.652	-37.21	1,333
2007	13.168	13.780	4.65	1,138
2006	11.612	13.168	13.40	677
2005(1)	11.037	11.612	5.21	190
Principal LifeTime 2040
2010	11.022	12.606	14.37	672
2009	8.615	11.022	27.94	557
2008	14.107	8.615	-38.93	591
2007	13.409	14.107	5.21	555
2006	11.793	13.409	13.70	278
2005(1)	11.180	11.793	5.48	93

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Principal LifeTime 2050
2010	$10.973	$12.593	14.76%	327
2009	8.544	10.973	28.43	319
2008	14.195	8.544	-39.81	305
2007	13.482	14.195	5.29	271
2006	11.820	13.482	14.06	168
2005(1)	11.208	11.820	5.46	27
Principal LifeTime Strategic Income
2010	10.775	11.837	9.86	1,505
2009	9.173	10.775	17.46	1,556
2008	12.204	9.173	-24.84	1,026
2007	12.101	12.204	0.85	1,246
2006	11.113	12.101	8.89	851
2005(1)	10.650	11.113	4.35	446
Real Estate Securities
2010	24.962	30.990	24.15	431
2009	19.606	24.962	27.32	454
2008	29.571	19.606	-33.70	417
2007	36.380	29.571	-18.72	414
2006	26.965	36.380	34.92	286
2005(1)	22.385	26.965	20.46	81
SAM Balanced
2010	9.195	10.317	12.20	55,182
2009	7.519	9.195	22.29	51,928
2008	10.314	7.519	-27.10	23,851
2007(8)	10.000	10.314	3.14	2,332
SAM Conservative Balanced
2010	9.818	10.844	10.45	10,654
2009	8.206	9.818	19.64	10,128
2008	10.286	8.206	-20.22	4,867
2007(8)	10.000	10.286	2.86	599
SAM Conservative Growth
2010	8.457	9.623	13.79	3,116
2009	6.813	8.457	24.13	2,317
2008	10.314	6.813	-33.94	1,434
2007(8)	10.000	10.314	3.14	410
SAM Flexible Income
2010	10.313	11.256	9.14	9,408
2009	8.706	10.313	18.46	8,280
2008	10.222	8.706	-14.83	4,008
2007(8)	10.000	10.222	2.22	109

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
SAM Strategic Growth
2010	$8.018	$9.217	14.96%	2,231
2009	6.370	8.018	25.87	1,781
2008	10.308	6.370	-38.20	1,229
2007(8)	10.000	10.308	3.08	401
Short-Term Income
2010	10.843	11.158	2.90	8,687
2009	9.986	10.843	8.58	1,322
2008(7)	10.000	9.986	-0.14	19
SmallCap Growth II
2010	8.434	10.572	25.35	586
2009	6.483	8.434	30.09	551
2008	11.154	6.483	-41.88	498
2007	10.758	11.154	3.68	418
2006	9.996	10.758	7.62	244
2005(1)	9.337	9.996	7.06	65
SmallCap Value I
2010	17.942	22.337	24.50	1,660
2009	15.635	17.942	14.76	1,053
2008	23.221	15.635	-32.67	1,766
2007	25.988	23.221	-10.65	1,639
2006	22.179	25.988	17.17	950
2005(1)	20.935	22.179	5.94	362

(1) Commenced Operations on March 1, 2005
(2) Commenced Operations on May 22, 2010
(3) Commenced Operations on January 4, 2010
(4) Commenced Operations on May 16, 2008
(5) Commenced Operations on May 16, 2009
(6) Commenced Operations on January 12, 2007
(7) Commenced Operations on November 21, 2008
(8) Commenced Operations on May 1, 2007

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AllianceBernstein Small Cap Growth
2010	$11.318	$15.211	34.40%	66
2009	8.133	11.318	39.16	42
2008	15.216	8.133	-46.55	38
2007	13.589	15.216	11.97	41
2006	12.506	13.589	8.66	19
2005(1)	11.819	12.506	5.81	4
American Century VP Inflation Protection
2010	11.358	11.719	3.18	1,634
2009	10.494	11.358	8.23	1,625
2008	10.865	10.494	-3.41	1,573
2007	10.106	10.865	7.51	1,864
2006	10.133	10.106	-0.27	1,377
2005(1)	10.095	10.133	-0.37	560
American Century VP Mid Cap Value
2010(2)	10.000	11.536	15.36	7
American Century VP Ultra
2010	9.535	10.841	13.70	1,324
2009	7.220	9.535	32.06	1,459
2008	12.606	7.220	-42.73	1,731
2007	10.627	12.606	18.62	1,347
2006	11.205	10.627	-5.16	1,128
2005(1)	10.927	11.205	2.54	468
American Century VP Vista
2010	11.024	13.406	21.61	73
2009	9.169	11.024	20.23	74
2008	18.182	9.169	-49.57	78
2007	13.252	18.182	37.20	76
2006	12.384	13.252	7.01	13
2005(1)	11.942	12.384	3.70	8
Dreyfus Technology Growth
2010	11.993	15.264	27.27	41
2009	7.778	11.993	54.19	44
2008	13.486	7.778	-42.33	30
2007	12.005	13.486	12.34	36
2006	11.754	12.005	2.14	12
2005(1)	10.920	11.754	7.64	3

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Fidelity VIP Contrafund®
2010	$12.242	$14.052	14.79%	646
2009	9.206	12.242	32.98	658
2008	16.364	9.206	-43.74	648
2007	14.212	16.364	15.14	540
2006	12.992	14.212	9.39	380
2005(1)	11.525	12.992	12.73	101
Fidelity VIP Equity-Income
2010	9.655	10.892	12.81	170
2009	7.572	9.655	27.51	169
2008	13.489	7.572	-43.87	177
2007	13.570	13.489	-0.60	180
2006	11.526	13.570	17.73	144
2005(1)	11.184	11.526	3.06	56
Fidelity VIP Growth
2010	9.595	11.667	21.59	200
2009	7.638	9.595	25.62	231
2008	14.768	7.638	-48.28	239
2007	11.879	14.768	24.32	230
2006	11.354	11.879	4.63	160
2005(1)	10.775	11.354	5.37	56
Fidelity VIP Mid Cap
2010	14.162	17.875	26.22	135
2009	10.323	14.162	37.19	125
2008	17.413	10.323	-40.72	134
2007	15.381	17.413	13.21	105
2006	13.939	15.381	10.35	85
2005(1)	12.452	13.939	11.94	35
Fidelity VIP Overseas
2010	12.356	13.699	10.87	918
2009	9.972	12.356	23.91	992
2008	18.129	9.972	-44.99	1,056
2007	15.779	18.129	14.89	890
2006	13.647	15.779	15.62	694
2005(1)	11.913	13.647	14.56	301
Franklin Small Cap Value Securities
2010(3)	10.000	12.587	25.87	8
Goldman Sachs VIT Mid Cap Value
2010	11.990	14.713	22.71	338
2009	9.173	11.990	30.71	385
2008	14.845	9.173	-38.21	403
2007	14.655	14.845	1.30	416
2006	12.850	14.655	14.05	303
2005(1)	11.854	12.850	8.40	91

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Goldman Sachs VIT Structured Small Cap Equity
2010	$8.844	$11.297	27.74%	121
2009	7.057	8.844	25.32	127
2008	10.896	7.057	-35.23	139
2007	13.292	10.896	-18.03	132
2006	12.060	13.292	10.22	110
2005(1)	11.466	12.060	5.18	31
Invesco V.I. Basic Value
2010	8.867	9.344	5.38	82
2009	6.103	8.867	45.29	78
2008	12.891	6.103	-52.66	45
2007	12.933	12.891	-0.33	45
2006	11.638	12.933	11.13	33
2005(1)	11.272	11.638	3.25	8
Invesco V.I. International Growth
2010	8.036	8.904	10.80	57
2009	6.053	8.036	32.76	41
2008(4)	10.000	6.053	-39.47	4
Invesco V.I. SmallCap Equity
2010	11.614	14.655	26.18	48
2009	9.755	11.614	19.06	50
2008	14.467	9.755	-32.57	51
2007	14.012	14.467	3.25	51
2006	12.154	14.012	15.29	30
2005(1)	11.462	12.154	6.04	7
MFS Utilities
2010	12.979	14.462	11.43	27
2009(5)	10.000	12.979	29.79	15
MFS Value
2010	12.102	13.212	9.17	10
2009(5)	10.000	12.102	21.02	7
Neuberger Berman AMT Partners
2010	11.476	13.031	13.55	107
2009	7.490	11.476	53.22	113
2008	16.029	7.490	-53.27	123
2007	14.936	16.029	7.32	112
2006	12.555	14.936	10.19	101
2005(1)	12.259	12.555	10.57	25

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Neuberger Berman AMT Small Cap Growth
2010	$8.063	$9.468	17.43%	107
2009	6.691	8.063	20.51	116
2008	11.262	6.691	-40.59	109
2007	11.415	11.262	-1.34	109
2006	11.047	11.415	3.33	71
2005(1)	10.643	11.047	3.80	22
Neuberger Berman AMT Socially Responsive
2010	10.876	13.117	20.61	97
2009	8.430	10.876	29.02	93
2008	14.182	8.430	-40.56	75
2007	13.426	14.182	5.63	60
2006	12.028	13.426	11.63	42
2005(1)	11.431	12.028	5.22	9
PIMCO VIT All Asset
2010	11.446	12.707	11.02	81
2009(5)	10.000	11.446	14.46	10
PIMCO VIT High Yield Portfolio
2010(3)	10.000	11.241	12.41	226
PIMCO VIT Total Return
2010	10.627	11.279	6.14	151
2009(5)	10.000	10.627	6.27	48
T. Rowe Price Blue Chip Growth
2010	10.658	12.137	13.88	82
2009	7.657	10.658	39.19	74
2008	13.602	7.657	-43.71	50
2007	12.319	13.602	10.41	49
2006	11.477	12.319	7.33	32
2005(1)	10.740	11.477	6.86	22
T. Rowe Price Health Sciences
2010	13.913	15.748	13.19	93
2009	10.790	13.913	28.94	84
2008	15.520	10.790	-30.48	78
2007	13.432	15.520	15.54	63
2006	12.618	13.432	6.45	49
2005(1)	11.608	12.618	8.70	9
Van Eck Worldwide Hard Assets
2010	13.124	16.579	26.33	50
2009(5)	10.000	13.124	31.24	23

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Asset Allocation
2010	$21.972	$23.532	7.10%	151
2009	18.839	21.972	16.63	159
2008	25.535	18.839	26.22	155
2007	23.273	25.535	9.72	149
2006	21.021	23.273	10.71	99
2005(1)	20.145	21.021	4.35	25
Bond & Mortgage Securities
2010	17.888	19.606	9.60	1,340
2009	15.070	17.888	18.70	1,384
2008	18.511	15.070	-18.59	1,452
2007	18.237	18.511	1.50	1,650
2006	17.751	18.237	2.74	1,157
2005(1)	17.623	17.751	0.73	474
Diversified Balanced
2010(3)	10.000	10.818	8.18	1,008
Diversified Growth
2010(3)	10.000	10.965	9.65	1,931
Diversified International
2010	19.858	22.166	11.62	655
2009	15.697	19.858	26.51	400
2008	29.734	15.697	-47.21	384
2007	26.094	29.734	13.95	347
2006	20.771	26.094	25.63	239
2005(1)	17.697	20.771	17.37	64
Equity Income
2010	7.881	8.988	14.05	3,426
2009	6.690	7.881	17.80	3,702
2008	10.317	6.690	-35.16	3,927
2007(6)	10.000	10.317	3.17	3,617
Government & High Quality Bond
2010	10.544	10.956	3.91	1,182
2009	10.088	10.544	4.52	98
2008(7)	10.000	10.088	0.88	--
International Emerging Markets
2010	29.424	34.450	17.08	316
2009	17.672	29.424	66.50	345
2008	39.883	17.672	-55.69	357
2007	28.591	39.883	39.49	317
2006	21.055	28.591	35.79	214
2005(1)	17.311	21.055	21.63	64

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Blend II
2010	$10.376	$11.535	11.17%	2,021
2009	8.151	10.376	27.30	2,185
2008	13.057	8.151	-37.57	2,452
2007	12.654	13.057	3.18	2,224
2006	11.129	12.654	13.70	1,642
2005(1)	10.787	11.129	3.17	664
LargeCap Growth
2010	14.972	17.400	16.22	153
2009	12.008	14.972	24.68	146
2008	21.523	12.008	-44.21	123
2007	17.798	21.523	20.93	113
2006	16.494	17.798	7.91	77
2005(1)	14.960	16.494	10.25	11
LargeCap Growth I
2010	26.962	31.658	17.42	88
2009	17.986	26.962	49.91	99
2008	30.849	17.986	-41.70	95
2007	28.962	30.849	6.52	91
2006	27.776	28.962	4.27	65
2005(1)	24.851	27.776	11.77	18
LargeCap S&P 500 Index
2010	8.055	9.067	12.56	651
2009	6.496	8.055	24.00	665
2008	10.520	6.496	-38.25	630
2007	10.193	10.520	3.21	589
2006	8.984	10.193	13.46	446
2005(1)	8.745	8.984	2.73	166
LargeCap Value
2010	20.183	22.604	12.00	192
2009	17.679	20.183	14.16	194
2008	27.779	17.679	-36.36	192
2007	28.328	27.779	-1.94	201
2006	24.056	28.328	17.76	130
2005(1)	23.433	24.056	2.66	31
MidCap Blend
2010	33.894	41.293	21.83	685
2009	25.811	33.894	31.32	453
2008	39.797	25.811	-35.14	499
2007	37.044	39.797	7.43	468
2006	33.034	37.044	12.14	343
2005(1)	30.660	33.034	7.74	147

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Money Market
2010	$13.557	$13.308	-1.84%	715
2009	13.779	13.557	-1.61	847
2008	13.684	13.779	0.69	1,131
2007	13.291	13.684	2.96	593
2006	12.940	13.291	2.71	370
2005(1)	12.840	12.940	0.78	189
Principal Capital Appreciation
2010	8.600	9.743	13.29	188
2009	6.749	8.600	27.43	145
2008	10.318	6.749	-34.59	96
2007(8)	10.000	10.318	3.18	44
Principal LifeTime 2010
2010	10.538	11.786	11.84	485
2009	8.582	10.538	22.79	469
2008	12.655	8.582	-32.18	478
2007	12.428	12.655	1.83	555
2006	11.273	12.428	10.25	436
2005(1)	10.824	11.273	4.15	222
Principal LifeTime 2020
2010	10.847	12.251	12.94	3,134
2009	8.667	10.847	25.15	3,168
2008	13.411	8.667	-35.37	3,188
2007	13.028	13.411	2.94	3,302
2006	11.524	13.028	13.05	1,978
2005(1)	10.987	11.524	4.89	602
Principal LifeTime 2030
2010	10.610	12.019	13.28	999
2009	8.429	10.610	25.87	992
2008	13.507	8.429	-37.60	500
2007	12.985	13.507	4.02	415
2006	11.519	12.985	12.73	234
2005(1)	11.004	11.519	4.68	90
Principal LifeTime 2040
2010	10.674	12.135	13.69	156
2009	8.393	10.674	27.18	161
2008	13.827	8.393	-39.30	198
2007	13.223	13.827	4.57	197
2006	11.699	13.223	13.03	103
2005(1)	11.147	11.699	4.95	30

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Principal LifeTime 2050
2010	$10.627	$12.123	14.08%	108
2009	8.324	10.627	27.67	113
2008	13.914	8.324	-40.18	123
2007	13.294	13.914	4.66	134
2006	11.726	13.294	13.37	92
2005(1)	11.175	11.726	4.93	39
Principal LifeTime Strategic Income
2010	10.436	11.396	9.20	255
2009	8.937	10.436	16.77	211
2008	11.962	8.937	-25.29	245
2007	11.933	11.962	0.24	264
2006	11.024	11.933	8.25	184
2005(1)	10.618	11.024	3.82	45
Real Estate Securities
2010	23.634	29.166	23.41	156
2009	18.675	23.634	26.55	165
2008	28.337	18.675	-34.10	172
2007	35.074	28.337	-19.21	165
2006	26.153	35.074	34.11	135
2005(1)	21.819	26.153	19.86	55
SAM Balanced
2010	9.049	10.092	11.53	7,259
2009	7.443	9.049	21.58	6,724
2008	10.272	7.443	-27.54	3,960
2007(8)	10.000	10.272	2.72	967
SAM Conservative Balanced
2010	9.662	10.608	9.79	1,835
2009	8.124	9.662	18.93	2,061
2008	10.244	8.124	-20.70	1,276
2007(8)	10.000	10.244	2.44	184
SAM Conservative Growth
2010	8.323	9.413	13.10	966
2009	6.745	8.323	23.40	952
2008	10.273	6.745	-34.34	779
2007(8)	10.000	10.273	2.73	175
SAM Flexible Income
2010	10.149	11.011	8.49	1,763
2009	8.619	10.149	17.75	1,647
2008	10.181	8.619	-15.34	1,252
2007(8)	10.000	10.181	1.81	15

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
				Number of
				Accumulation
				Units
			Percentage	Outstanding
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
SAM Strategic Growth
2010	$7.891	$9.016	14.26%	810
2009	6.307	7.891	25.11	841
2008	10.267	6.307	-38.57	615
2007(8)	10.000	10.267	2.67	207
Short-Term Income
2010	10.771	11.017	2.28	2,302
2009	9.980	10.771	7.93	166
2008(7)	10.000	9.980	-0.20	3
SmallCap Growth II
2010	7.985	9.950	24.61	167
2009	6.174	7.985	29.33	188
2008	10.688	6.174	-42.23	173
2007	10.371	10.688	3.06	157
2006	9.694	10.371	6.98	111
2005(1)	9.100	9.694	6.53	32
SmallCap Value I
2010	16.988	21.023	23.75	486
2009	14.892	16.988	14.07	549
2008	22.252	14.892	-33.08	563
2007	25.054	22.252	-11.18	551
2006	21.511	25.054	16.47	373
2005(1)	20.405	21.511	5.42	152

(1) Commenced Operations on March 1, 2005
(2) Commenced Operations on May 22, 2010
(3) Commenced Operations on January 4, 2010
(4) Commenced Operations on May 16, 2008
(5) Commenced Operations on May 16, 2009
(6) Commenced Operations on January 12, 2007
(7) Commenced Operations on November 21, 2008
(8) Commenced Operations on May 1, 2007

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM

Statement of Additional Information

dated May 1, 2011

This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity
(the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated May 1, 2011.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal Investment Plus Variable Annuity The Principal Financial Group P.O. Box 9382 Des Moines Iowa 50306-9382 Telephone: 1-800-852-4450

TABLE OF CONTENTS

Page
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
PRINCIPAL UNDERWRITER	3
CALCULATION OF YIELD AND TOTAL RETURN	3
TAXATION UNDER CERTAIN RETIREMENT PLANS	10
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	15
Financial Statements	16
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	156
Financial Statements	157

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Investment Plus Variable Annuity
(the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s
home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal
Financial Group, Inc., a publicly-traded company.

On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance
Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance
Company.

PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the
Principal Financial Group, 650 8th Street, Des Moines, Iowa 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the
FINRA. The Contracts may also be sold through other broker-dealers authorized by Princor and applicable law to do
so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

2010	2009	2008
received/retained	received/retained	received/retained
$21,071,957/$0	$16,651,091/$0	$20,823,068/$0

CALCULATION OF PERFORMANCE DATA

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the
Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.

The Contract was not offered prior to March 1, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this
Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.

In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the
Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for the
Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The
“yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2010
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	-1.28%	-1.28%
with a surrender charge but without a Purchase Payment Credit Rider	-7.28%	-7.28%
without a surrender charge but with a Purchase Payment Credit Rider	-1.88%	-1.88%

Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions.
The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable
Contract value. In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2010 assuming the
Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

	For Contracts without the Premium Payment
	Credit Rider and with Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
AllianceBernstein Small Cap Growth	08/15/1996	29.17%	4.08%	2.24%
American Century VP Inflation Protection	12/31/2002	-2.24%	3.01%		3.24%
American Century VP Mid Cap Value	10/29/2004	11.47%	4.61%		7.38%
American Century VP Ultra	05/01/2001	8.35%	-0.71%		-0.36%
American Century VP Vista	10/05/2001	16.31%	1.62%		4.68%
Asset Allocation	06/01/1994	1.71%	2.32%	2.31%
Bond & Mortgage Securities	12/18/1987	4.23%	2.04%	3.52%
Diversified Balanced	12/30/2009	2.80%			2.79%
Diversified Growth	12/30/2009	4.28%			4.26%
Diversified International	05/02/1994	6.26%	1.32%	2.60%
Dreyfus Technology Growth	08/31/1999	22.01%	5.48%	-2.45%
Equity Income	04/28/1998	8.70%	0.74%	4.89%
Fidelity VIP Contrafund	01/03/1995	9.44%	1.60%	3.55%
Fidelity VIP Equity-Income	11/03/1986	7.46%	-1.19%	0.93%
Fidelity VIP Growth	10/31/1986	16.29%	0.54%	-2.04%
Fidelity VIP Mid Cap	12/28/1998	20.94%	5.21%	8.11%
Fidelity VIP Overseas	01/28/1987	5.50%	0.05%	1.53%
Franklin Small Cap Value Securities	04/30/1998	20.60%	2.98%	7.40%
Goldman Sachs Mid Cap Value	05/01/1998	17.42%	2.80%	7.95%
Goldman Sachs Structured Small Cap Equity	02/13/1998	22.47%	-1.37%	3.74%
Government & High Quality Bond	05/06/1993	-1.50%	3.74%	3.90%
International Emerging Markets	10/24/2000	11.75%	10.59%	13.91%
Invesco VI Basic Value	09/10/2001	-0.01%	-4.47%		-0.37%
Invesco VI International Growth	05/05/1993	5.43%	4.15%	3.62%
Invesco VI Small Cap Equity	08/29/2003	20.91%	3.90%		6.80%
LargeCap Blend II	05/01/2002	5.81%	0.72%		2.40%
LargeCap Growth	05/02/1994	10.88%	1.08%	-1.86%
LargeCap Growth I	06/01/1994	12.09%	2.70%	-0.03%
LargeCap S&P 500 Index	05/03/1999	7.21%	0.16%	-0.22%
LargeCap Value	05/13/1970	6.63%	-1.30%	0.77%
MFS VIT Utilities	01/03/1995	6.07%	7.56%	5.07%
MFS VIT Value	01/02/2002	3.80%	1.62%		3.71%
MidCap Blend	12/18/1987	16.53%	4.67%	6.09%
Money Market	03/18/1983	-7.28%	0.56%	0.85%
Neuberger Berman AMT Partners	03/22/1994	8.20%	-0.84%	2.60%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	12.09%	-3.17%		2.20%
Neuberger Berman AMT Socially Responsive	02/18/1999	15.30%	1.77%	3.44%
PIMCO VIT All Asset	04/30/2003	5.65%	3.72%		5.96%
PIMCO VIT High Yield Portfolio	04/30/1998	7.05%	4.91%	5.60%
PIMCO VIT Total Return	12/31/1997	0.74%	6.02%	5.51%
Principal Capital Appreciation	04/28/1998	7.93%	2.12%	4.50%
Principal LifeTime 2010	08/30/2004	6.49%	0.90%		3.20%
Principal LifeTime 2020	08/30/2004	7.59%	1.24%		3.84%
Principal LifeTime 2030	08/30/2004	7.93%	0.85%		3.52%
Principal LifeTime 2040	08/30/2004	8.33%	0.73%		3.68%
Principal LifeTime 2050	08/30/2004	8.73%	0.66%		3.66%
Principal LifeTime Strategic Income	08/30/2004	3.82%	0.66%		2.65%
Real Estate Securities	05/01/1998	18.11%	2.24%	10.55%
SAM Balanced	06/03/1997	6.17%	2.67%	3.66%

	For Contracts without the Premium Payment
	Credit Rider and with Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
SAM Conservative Balanced	04/23/1998	4.42%	3.22%	4.08%
SAM Conservative Growth	06/03/1997	7.75%	1.63%	2.72%
SAM Flexible Income	09/09/1997	3.10%	3.46%	4.27%
SAM Strategic Growth	06/03/1997	8.92%	0.96%	1.96%
Short-Term Income	01/12/1994	-3.13%	2.59%	3.24%
SmallCap Growth II	05/01/1998	19.32%	0.51%	-4.61%
SmallCap Value I	05/01/1998	18.46%	-0.50%	6.02%
T. Rowe Price Blue Chip Growth	12/29/2000	8.53%	1.13%	-0.22%
T. Rowe Price Health Sciences	12/29/2000	7.84%	4.63%	3.38%
Van Eck VIP Global Hard Assets	05/01/2006	21.04%			8.37%

	For Contracts without the Premium Payment
	Credit Rider and without Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
AllianceBernstein Small Cap Growth	08/15/1996	35.17%	4.59%	2.24%
American Century VP Inflation Protection	12/31/2002	3.76%	3.54%		3.24%
American Century VP Mid Cap Value	10/29/2004	17.47%	5.11%		7.38%
American Century VP Ultra	05/01/2001	14.35%	-0.10%		-0.36%
American Century VP Vista	10/05/2001	22.31%	2.18%		4.68%
Asset Allocation	06/01/1994	7.71%	2.87%	2.31%
Bond & Mortgage Securities	12/18/1987	10.23%	2.59%	3.52%
Diversified Balanced	12/30/2009	8.80%			8.77%
Diversified Growth	12/30/2009	10.28%			10.25%
Diversified International	05/02/1994	12.26%	1.89%	2.60%
Dreyfus Technology Growth	08/31/1999	28.01%	5.96%	-2.45%
Equity Income	04/28/1998	14.70%	1.31%	4.89%
Fidelity VIP Contrafund	01/03/1995	15.44%	2.16%	3.55%
Fidelity VIP Equity-Income	11/03/1986	13.46%	-0.57%	0.93%
Fidelity VIP Growth	10/31/1986	22.29%	1.12%	-2.04%
Fidelity VIP Mid Cap	12/28/1998	26.94%	5.70%	8.11%
Fidelity VIP Overseas	01/28/1987	11.50%	0.65%	1.53%
Franklin Small Cap Value Securities	04/30/1998	26.60%	3.51%	7.40%
Goldman Sachs Mid Cap Value	05/01/1998	23.42%	3.33%	7.95%
Goldman Sachs Structured Small Cap Equity	02/13/1998	28.47%	-0.74%	3.74%
Government & High Quality Bond	05/06/1993	4.50%	4.26%	3.90%
International Emerging Markets	10/24/2000	17.75%	10.99%	13.91%
Invesco VI Basic Value	09/10/2001	5.99%	-3.76%		-0.37%
Invesco VI International Growth	05/05/1993	11.43%	4.66%	3.62%
Invesco VI Small Cap Equity	08/29/2003	26.91%	4.41%		6.80%
LargeCap Blend II	05/01/2002	11.81%	1.29%		2.40%
LargeCap Growth	05/02/1994	16.88%	1.65%	-1.86%
LargeCap Growth I	06/01/1994	18.09%	3.23%	-0.03%
LargeCap S&P 500 Index	05/03/1999	13.21%	0.75%	-0.22%
LargeCap Value	05/13/1970	12.63%	-0.68%	0.77%
MFS VIT Utilities	01/03/1995	12.07%	8.01%	5.07%
MFS VIT Value	01/02/2002	9.80%	2.18%		3.71%
MidCap Blend	12/18/1987	22.53%	5.16%	6.09%
Money Market	03/18/1983	-1.28%	1.14%	0.85%
Neuberger Berman AMT Partners	03/22/1994	14.20%	-0.23%	2.60%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	18.09%	-2.49%		2.20%

	For Contracts without the Premium Payment
	Credit Rider and without Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
Neuberger Berman AMT Socially Responsive	02/18/1999	21.30%	2.33%	3.44%
PIMCO VIT All Asset	04/30/2003	11.65%	4.23%		5.96%
PIMCO VIT High Yield Portfolio	04/30/1998	13.05%	5.40%	5.60%
PIMCO VIT Total Return	12/31/1997	6.74%	6.49%	5.51%
Principal Capital Appreciation	04/28/1998	13.93%	2.66%	4.50%
Principal LifeTime 2010	08/30/2004	12.49%	1.47%		3.20%
Principal LifeTime 2020	08/30/2004	13.59%	1.81%		3.84%
Principal LifeTime 2030	08/30/2004	13.93%	1.43%		3.52%
Principal LifeTime 2040	08/30/2004	14.33%	1.31%		3.68%
Principal LifeTime 2050	08/30/2004	14.73%	1.24%		3.66%
Principal LifeTime Strategic Income	08/30/2004	9.82%	1.24%		2.65%
Real Estate Securities	05/01/1998	24.11%	2.79%	10.55%
SAM Balanced	06/03/1997	12.17%	3.20%	3.66%
SAM Conservative Balanced	04/23/1998	10.42%	3.74%	4.08%
SAM Conservative Growth	06/03/1997	13.75%	2.19%	2.72%
SAM Flexible Income	09/09/1997	9.10%	3.98%	4.27%
SAM Strategic Growth	06/03/1997	14.92%	1.53%	1.96%
Short-Term Income	01/12/1994	2.87%	3.13%	3.24%
SmallCap Growth II	05/01/1998	25.32%	1.09%	-4.61%
SmallCap Value I	05/01/1998	24.46%	0.11%	6.02%
T. Rowe Price Blue Chip Growth	12/29/2000	14.53%	1.70%	-0.22%
T. Rowe Price Health Sciences	12/29/2000	13.84%	5.13%	3.38%
Van Eck VIP Global Hard Assets	05/01/2006	27.04%			8.84%

	For Contracts with the Premium Payment
	Credit Rider and with Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
AllianceBernstein Small Cap Growth	08/15/1996	26.37%	3.26%	1.63%
American Century VP Inflation Protection	12/31/2002	-4.86%	2.19%		2.52%
American Century VP Mid Cap Value	10/29/2004	8.76%	3.79%		6.50%
American Century VP Ultra	05/01/2001	5.67%	-1.53%		-0.96%
American Century VP Vista	10/05/2001	13.58%	0.80%		4.05%
Asset Allocation	06/01/1994	-0.93%	1.51%	1.70%
Bond & Mortgage Securities	12/18/1987	1.58%	1.22%	2.90%
Diversified Balanced	12/30/2009	0.15%			1.14%
Diversified Growth	12/30/2009	1.62%			2.61%
Diversified International	05/02/1994	3.59%	0.50%	1.98%
Dreyfus Technology Growth	08/31/1999	19.25%	4.67%	-3.03%
Equity Income	04/28/1998	6.02%	-0.08%	4.26%
Fidelity VIP Contrafund	01/03/1995	6.75%	0.78%	2.93%
Fidelity VIP Equity-Income	11/03/1986	4.78%	-2.01%	0.33%
Fidelity VIP Growth	10/31/1986	13.56%	-0.29%	-2.63%
Fidelity VIP Mid Cap	12/28/1998	18.18%	4.40%	7.46%
Fidelity VIP Overseas	01/28/1987	2.83%	-0.77%	0.92%
Franklin Small Cap Value Securities	04/30/1998	17.84%	2.16%	6.76%
Goldman Sachs Mid Cap Value	05/01/1998	14.68%	1.98%	7.30%
Goldman Sachs Structured Small Cap Equity	02/13/1998	19.70%	-2.20%	3.12%
Government & High Quality Bond	05/06/1993	-4.13%	2.93%	3.28%
International Emerging Markets	10/24/2000	9.05%	9.78%	13.22%
Invesco VI Basic Value	09/10/2001	-2.65%	-5.31%		-0.96%

	For Contracts with the Premium Payment
	Credit Rider and with Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
Invesco VI International Growth	05/05/1993	2.76%	3.34%	3.00%
Invesco VI Small Cap Equity	08/29/2003	18.15%	3.08%		6.07%
LargeCap Blend II	05/01/2002	3.14%	-0.11%		1.78%
LargeCap Growth I	06/01/1994	9.38%	1.88%	-0.63%
LargeCap Growth	05/02/1994	8.18%	0.26%	-2.46%
LargeCap S&P 500 Index	05/03/1999	4.54%	-0.66%	-0.82%
LargeCap Value	05/13/1970	3.96%	-2.13%	0.17%
MFS VIT Utilities	01/03/1995	3.40%	6.75%	4.44%
MFS VIT Value	01/02/2002	1.15%	0.81%		3.09%
MidCap Blend	12/18/1987	13.80%	3.85%	5.45%
Money Market	03/18/1983	-9.87%	-0.27%	0.24%
Neuberger Berman AMT Partners	03/22/1994	5.51%	-1.67%	1.99%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	9.39%	-4.00%		1.59%
Neuberger Berman AMT Socially Responsive	02/18/1999	12.57%	0.95%	2.82%
PIMCO VIT All Asset	04/30/2003	2.99%	2.91%		5.23%
PIMCO VIT High Yield Portfolio	04/30/1998	4.37%	4.10%	4.97%
PIMCO VIT Total Return	12/31/1997	-1.90%	5.21%	4.88%
Principal Capital Appreciation	04/28/1998	5.25%	1.30%	3.87%
Principal LifeTime 2010	08/30/2004	3.82%	0.07%		2.31%
Principal LifeTime 2020	08/30/2004	4.91%	0.42%		2.94%
Principal LifeTime 2030	08/30/2004	5.25%	0.03%		2.63%
Principal LifeTime 2040	08/30/2004	5.65%	-0.09%		2.79%
Principal LifeTime 2050	08/30/2004	6.05%	-0.16%		2.77%
Principal LifeTime Strategic Income	08/30/2004	1.16%	-0.16%		1.75%
Real Estate Securities	05/01/1998	15.37%	1.42%	9.89%
SAM Balanced	06/03/1997	3.50%	1.85%	3.04%
SAM Conservative Balanced	04/23/1998	1.76%	2.41%	3.45%
SAM Conservative Growth	06/03/1997	5.07%	0.81%	2.10%
SAM Flexible Income	09/09/1997	0.45%	2.65%	3.64%
SAM Strategic Growth	06/03/1997	6.23%	0.14%	1.35%
Short-Term Income	01/12/1994	-5.74%	1.78%	2.62%
SmallCap Growth II	05/01/1998	16.58%	-0.31%	-5.18%
SmallCap Value I	05/01/1998	15.72%	-1.33%	5.39%
T. Rowe Price Blue Chip Growth	12/29/2000	5.84%	0.31%	-0.82%
T. Rowe Price Health Sciences	12/29/2000	5.16%	3.82%	2.76%
Van Eck VIP Global Hard Assets	05/01/2006	18.29%			7.54%

	For Contracts with the Premium Payment
	Credit Rider and without Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
AllianceBernstein Small Cap Growth	08/15/1996	34.37%	3.96%	1.63%
American Century VP Inflation Protection	12/31/2002	3.14%	2.92%		2.62%
American Century VP Mid Cap Value	10/29/2004	16.76%	4.47%		6.73%
American Century VP Ultra	05/01/2001	13.67%	-0.70%		-0.96%
American Century VP Vista	10/05/2001	21.58%	1.56%		4.05%
Asset Allocation	06/01/1994	7.07%	2.25%	1.70%
Bond & Mortgage Securities	12/18/1987	9.58%	1.97%	2.90%
Diversified Balanced	12/30/2009	8.15%			8.12%
Diversified Growth	12/30/2009	9.62%			9.59%
Diversified International	05/02/1994	11.59%	1.28%	1.98%
Dreyfus Technology Growth	08/31/1999	27.25%	5.33%	-3.03%
Equity Income	04/28/1998	14.02%	0.71%	4.26%
Fidelity VIP Contrafund	01/03/1995	14.75%	1.55%	2.93%
Fidelity VIP Equity-Income	11/03/1986	12.78%	-1.16%	0.33%
Fidelity VIP Growth	10/31/1986	21.56%	0.51%	-2.63%
Fidelity VIP Mid Cap	12/28/1998	26.18%	5.07%	7.46%
Fidelity VIP Overseas	01/28/1987	10.83%	0.04%	0.92%
Franklin Small Cap Value Securities	04/30/1998	25.84%	2.88%	6.76%
Goldman Sachs Mid Cap Value	05/01/1998	22.68%	2.71%	7.30%
Goldman Sachs Structured Small Cap Equity	02/13/1998	27.70%	-1.34%	3.12%
Government & High Quality Bond	05/06/1993	3.87%	3.63%	3.28%
International Emerging Markets	10/24/2000	17.05%	10.32%	13.22%
Invesco VI Basic Value	09/10/2001	5.35%	-4.34%		-0.96%
Invesco VI International Growth	05/05/1993	10.76%	4.03%	3.00%
Invesco VI Small Cap Equity	08/29/2003	26.15%	3.78%		6.16%
LargeCap Blend II	05/01/2002	11.14%	0.68%		1.78%
LargeCap Growth I	06/01/1994	17.38%	2.61%	-0.63%
LargeCap Growth	05/02/1994	16.18%	1.04%	-2.46%
LargeCap S&P 500 Index	05/03/1999	12.54%	0.15%	-0.82%
LargeCap Value	05/13/1970	11.96%	-1.27%	0.17%
MFS VIT Utilities	01/03/1995	11.40%	7.36%	4.44%
MFS VIT Value	01/02/2002	9.15%	1.57%		3.09%
MidCap Blend	12/18/1987	21.80%	4.53%	5.45%
Money Market	03/18/1983	-1.87%	0.53%	0.24%
Neuberger Berman AMT Partners	03/22/1994	13.51%	-0.82%	1.99%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	17.39%	-3.08%		1.59%
Neuberger Berman AMT Socially Responsive	02/18/1999	20.57%	1.71%	2.82%
PIMCO VIT All Asset	04/30/2003	10.99%	3.61%		5.32%
PIMCO VIT High Yield Portfolio	04/30/1998	12.37%	4.77%	4.97%
PIMCO VIT Total Return	12/31/1997	6.10%	5.85%	4.88%
Principal Capital Appreciation	04/28/1998	13.25%	2.05%	3.87%
Principal LifeTime 2010	08/30/2004	11.82%	0.86%		2.58%
Principal LifeTime 2020	08/30/2004	12.91%	1.20%		3.21%
Principal LifeTime 2030	08/30/2004	13.25%	0.82%		2.90%
Principal LifeTime 2040	08/30/2004	13.65%	0.70%		3.06%
Principal LifeTime 2050	08/30/2004	14.05%	0.63%		3.04%
Principal LifeTime Strategic Income	08/30/2004	9.16%	0.63%		2.04%
Real Estate Securities	05/01/1998	23.37%	2.17%	9.89%
SAM Balanced	06/03/1997	11.50%	2.58%	3.04%
SAM Conservative Balanced	04/23/1998	9.76%	3.12%	3.45%
SAM Conservative Growth	06/03/1997	13.07%	1.58%	2.10%

	For Contracts with the Premium Payment
	Credit Rider and without Surrender Charge
	Effective				Since
Division	Date	One Year	Five Years	Ten Years	Inception
SAM Flexible Income	09/09/1997	8.45%	3.36%	3.64%
SAM Strategic Growth	06/03/1997	14.23%	0.92%	1.35%
Short-Term Income	01/12/1994	2.26%	2.51%	2.62%
SmallCap Growth II	05/01/1998	24.58%	0.48%	-5.18%
SmallCap Value I	05/01/1998	23.72%	-0.50%	5.39%
T. Rowe Price Blue Chip Growth	12/29/2000	13.84%	1.09%	-0.82%
T. Rowe Price Health Sciences	12/29/2000	13.16%	4.50%	2.76%
Van Eck VIP Global Hard Assets	05/01/2006	26.29%			8.19%

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2010 and 2011.

Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses’
contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation.
No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

IRA- Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2010	$5,000	$10,000
2011	$5,000	$10,000

Starting in 2012, limits are indexed to inflation.

Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.

For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $169,000 and $179,000 in
2011.

Deductibility of Traditional IRA Contributions for Active Participants
Married Individuals (Filing Jointly)			Single Individual
	Limited	No		Limited	No
Year	Deduction	Deduction	Year	Deduction	Deduction
2010	$89,000	$109,000	2010	$56,000	$66,000
2011	$90,000	$110,000	2011	$56,000	$66,000

An individual may make non-deductible IRA contributions to the extent of the excess of:
(1) The lesser of maximum annual contribution or 100% of compensation, over
(2) The IRA deductible contributions made with respect to the individual.
An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner’s death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner’s designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses and distributions for certain natural disaster victims.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50%
may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the
Contract has been distributed, the owner’s entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the
Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA
Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION
PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 100% of compensation or $49,000 for 2011.

Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.

These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Salary Reduction Simplified Employee Pension Plan (SAR-SEP)
Year	Elective Deferral	Catch-up Contribution
2010	$16,500	$5,500
2011	$16,500	$5,500

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE
IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE
IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $11,500 limit in
2011) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $11,500 to a SIMPLE IRA of (i.e., $16,500 for 2011) one
employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $5,000 in
2011 ($16,500 – $11,500) to the 401(k) plan.

The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation or fixed nonelective contributions of 2% of compensation.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
			401(k) Elective
Year	Elective Deferral	Catch-up Contribution	Deferral
2010	$11,500	$2,500	$16,500
2011	$11,500	$2,500	$16,500

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for
IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE
IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2010 and 2011.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2010	$5,000	$1,000
2011	$5,000	$1,000

Starting in 2012, individual Roth IRA limits are indexed for cost-of-living.

The maximum contribution is phased out for single taxpayers with adjusted gross income between $107,000 and
$122,000 and for joint filers with adjusted gross income between $169,000 and $179,000 (see chart below).

For rollovers/conversion to Roth IRAs done in 2010 only, the taxpayer does have a choice of electing a two-year spread option that allows deferral including the taxable amounts in gross income to years 2011 and 2012. For more information, please see your tax advisor.

Modified Adjusted Gross Income Limits - 2011
Single	Married Filing Joint	ROTH IRA Contribution
$107,000 or less	$169,000 or less	Full Contribution
$107,000 – $122,000	$169,000 – $179,000	Partial Contribution*
$122,000 & over	$179,000 & over	No Contribution

* Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.

A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the
Modified Adjusted Gross Income is less than $10,000.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B (“Separate Account”)
comprised of the divisions described in Note 1, as of December 31, 2010, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of the Separate Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the
Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the fund companies or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life
Insurance Company Separate Account B at December 31, 2010, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP
Des Moines, Iowa
April 26, 2011

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities

December 31, 2010

		American
	AllianceBernstein	Century VP
	Small Cap	Income &
	Growth	Growth
	Class A	Class I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 3,666,223	$ 16,652,967
Liabilities	–	–
Net assets	$ 3,666,223	$ 16,652,967

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	3,093,498
Principal Freedom Variable Annuity 2	–	50,086
The Principal Variable Annuity	–	10,194,331
The Principal Variable Annuity with Purchase Payment Credit Rider	–	3,315,052
Principal Investment Plus Variable Annuity	2,658,489	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,007,734	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 3,666,223	$ 16,652,967

Investments in shares of mutual funds, at cost	$ 2,939,832	$ 17,125,671
Shares of mutual fund owned	224,097	2,752,556
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	293,401
Principal Freedom Variable Annuity 2	–	5,247
The Principal Variable Annuity	–	1,000,308
The Principal Variable Annuity With Purchase Payment Credit Rider	–	344,633
Principal Investment Plus Variable Annuity	168,228	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	66,253	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	10.54
Principal Freedom Variable Annuity 2	–	9.55
The Principal Variable Annuity	–	10.19
The Principal Variable Annuity With Purchase Payment Credit Rider	–	9.62
Principal Investment Plus Variable Annuity	15.80	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	15.21	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

American	American
Century VP	Century VP
Inflation	Mid Cap	American	American	American	American
Protection	Value	Century VP	Century VP	Century VP	Century VP
Class II	Class II	Ultra® Class I	Ultra® Class II	Value Class II	VistaSM Class I
Division	Division	Division	Division	Division	Division

$ 86,143,856	$ 662,767	$ 4,935,390	$ 58,641,195	$ 25,179,723	$ 3,007,448
–	–	–	–	–	–
$ 86,143,856	$ 662,767	$ 4,935,390	$ 58,641,195	$ 25,179,723	$ 3,007,448

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	339,910	3,771,991	–	17,898,816	–
–	43,499	1,163,399	–	7,280,907	–
66,996,343	195,367	–	44,291,887	–	2,024,847
19,147,513	83,991	–	14,349,308	–	982,601

–	–	–	–	–	–
–	–	–	–	–	–
$ 86,143,856	$ 662,767	$ 4,935,390	$ 58,641,195	$ 25,179,723	$ 3,007,448

$ 80,946,151	$ 627,692	$ 4,560,480	$ 56,479,783	$ 30,301,526	$ 3,042,062
7,767,706	46,872	526,161	6,319,094	4,296,881	184,054

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	29,358	396,599	–	1,373,048	–
–	3,771	129,599	–	588,216	–
5,502,868	16,874	–	3,932,528	–	145,379
1,633,945	7,281	–	1,323,645	–	73,296

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	11.58	9.51	–	13.04	–
–	11.54	8.98	–	12.38	–
12.17	11.58	–	11.26	–	13.93
11.72	11.54	–	10.84	–	13.41

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2010

	Asset
	Allocation	Balanced
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 49,340,010	$ 42,696,436
Liabilities	–	–
Net assets	$ 49,340,010	$ 42,696,436

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	472,734
Premier Variable	168,323	2,328,604
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	32,927,346	34,867,323
The Principal Variable Annuity With Purchase Payment Credit Rider	3,182,683	5,027,775
Principal Investment Plus Variable Annuity	9,519,192	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,542,466	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 49,340,010	$ 42,696,436

Investments in shares of mutual funds, at cost	$ 48,198,839	$ 44,278,900
Shares of mutual fund owned	4,004,871	3,134,834
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	223,276
Premier Variable	117,627	1,061,158
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	1,316,949	1,777,769
The Principal Variable Annuity With Purchase Payment Credit Rider	135,252	272,377
Principal Investment Plus Variable Annuity	380,713	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	150,536	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	2.12
Premier Variable	1.43	2.19
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	25.00	19.61
The Principal Variable Annuity With Purchase Payment Credit Rider	23.53	18.46
Principal Investment Plus Variable Annuity	25.00	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	23.53	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

Bond &				Dreyfus IP
Mortgage	Diversified	Diversified	Diversified	Technology Growth	Equity
Securities	Balanced	Growth	International	Service Shares	Income
Division	Division	Division	Division	Division	Division

$ 253,668,870	$ 169,722,542	$ 323,912,050	$ 237,655,716	$ 3,834,413	$ 173,784,186
–	–	–	–	–	–
$ 253,668,870	$ 169,722,542	$ 323,912,050	$ 237,655,716	$ 3,834,413	$ 173,784,186

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
283,393	–	–	576,006	–	–
2,833,574	–	–	4,305,024	–	41,418
7,377,089	–	–	3,786,963	–	–
459,035	–	–	840,399	–	–
99,606,445	–	–	137,370,675	–	25,459,183
25,222,501	–	–	28,337,544	–	4,415,467
91,612,583	158,820,806	302,736,098	47,926,051	3,206,018	113,073,522
26,274,250	10,901,736	21,175,952	14,513,054	628,395	30,794,596

–	–	–	–	–	–
–	–	–	–	–	–
$ 253,668,870	$ 169,722,542	$ 323,912,050	$ 237,655,716	$ 3,834,413	$ 173,784,186

$ 268,504,409	$ 159,423,975	$ 300,461,242	$ 244,553,090	$ 3,047,054	$ 199,152,402
23,908,470	15,401,320	28,998,393	18,951,812	302,399	11,742,174

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
122,499	–	–	223,609	–	–
1,181,780	–	–	1,612,838	–	35,438
478,859	–	–	263,263	–	–
39,773	–	–	79,290	–	–
4,781,492	–	–	5,832,620	–	2,765,512
1,286,457	–	–	1,278,421	–	491,263
4,397,767	14,593,238	27,443,300	2,034,897	202,169	12,282,553
1,340,104	1,007,730	1,931,160	654,744	41,169	3,426,169

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
2.31	–	–	2.58	–	–
2.40	–	–	2.67	–	1.17
15.41	–	–	14.38	–	–
11.54	–	–	10.60	–	–
20.83	–	–	23.55	–	9.21
19.61	–	–	22.17	–	8.99
20.83	10.88	11.03	23.55	15.86	9.21
19.61	10.82	10.97	22.17	15.26	8.99

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2010

	Fidelity VIP	Fidelity VIP
	Equity-Income	Growth
	Service	Service
	Class 2	Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 44,412,681	$ 18,619,921
Liabilities	–	–
Net assets	$ 44,412,681	$ 18,619,921

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	25,199,208	16,057,152
The Principal Variable Annuity With Purchase Payment Credit Rider	10,957,285	2,562,769
Principal Investment Plus Variable Annuity	6,402,779	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,853,409	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 44,412,681	$ 18,619,921

Investments in shares of mutual funds, at cost	$ 51,333,942	$ 20,558,346
Shares of mutual fund owned	2,368,676	503,377
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	2,196,851	1,810,353
The Principal Variable Annuity With Purchase Payment Credit Rider	1,006,028	307,010
Principal Investment Plus Variable Annuity	558,225	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	170,179	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	11.47	8.87
The Principal Variable Annuity With Purchase Payment Credit Rider	10.89	8.35
Principal Investment Plus Variable Annuity	11.47	–
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	10.89	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

6 0707-0846563

Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Franklin
Growth	Overseas	Contrafund	Contrafund	Mid Cap	Small Cap
Service	Service	Service	Service	Service	Value Securities
Class 2	Class 2	Class	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division

$ 7,987,849	$ 48,258,753	$ 63,340,887	$ 48,068,758	$ 12,783,816	$ 447,302
–	–	–	–	–	–
$ 7,987,849	$ 48,258,753	$ 63,340,887	$ 48,068,758	$ 12,783,816	$ 447,302

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	55,175,790	–	–	–
–	–	8,165,097	–	–	–
5,656,878	35,687,235	–	38,994,494	10,362,515	344,084
2,330,971	12,571,518	–	9,074,264	2,421,301	103,218

–	–	–	–	–	–
–	–	–	–	–	–
$ 7,987,849	$ 48,258,753	$ 63,340,887	$ 48,068,758	$ 12,783,816	$ 447,302

$ 7,535,822	$ 51,401,159	$ 67,240,998	$ 50,352,257	$ 11,276,893	$ 380,802
217,534	2,903,655	2,660,264	2,046,350	397,878	27,526

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	3,660,877	–	–	–
–	–	575,624	–	–	–
466,684	2,507,443	–	2,671,022	558,019	27,173
199,792	917,695	–	645,771	135,463	8,200

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	15.07	–	–	–
–	–	14.18	–	–	–
12.12	14.23	–	14.60	18.57	12.66
11.67	13.70	–	14.05	17.87	12.59

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2010

Goldman Sachs
	Goldman Sachs	VIT Structured
	VIT Mid Cap	Small Cap
	Value	Equity Service
	Institutional	Institutional
	Class	Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 17,385,279	$ 6,006,914
Liabilities	–	–
Net assets	$ 17,385,279	$ 6,006,914

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	12,410,921	4,638,934
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	4,974,358	1,367,980
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 17,385,279	$ 6,006,914

Investments in shares of mutual funds, at cost	$ 18,186,253	$ 5,861,859
Shares of mutual fund owned	1,232,999	525,999
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	811,878	395,177
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	338,075	121,073
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	15.29	11.74
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	14.71	11.30
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

Government			Invesco V.I.
& High	International	Invesco V.I.	Capital	Invesco V.I.	Invesco V.I.
Quality	Emerging	Basic Value	Appreciation	Core Equity	Dynamics
Bond	Markets	Series I	Series I	Series I	Series I
Division	Division	Division	Division	Division	Division

$ 216,706,645	$ 108,918,848	$ 4,297,986	$ 6,028,181	$ 27,717,050	$ 2,742,034
–	–	–	–	–	–
$ 216,706,645	$ 108,918,848	$ 4,297,986	$ 6,028,181	$ 27,717,050	$ 2,742,034

$ –	$ –	$ –	$ –	$ –	$ –
127,046	–	–	–	–	–
29,984	–	–	–	–	–
128,219	–	–	–	–	–
3,419,204	777,718	–	–	–	–
3,709,738	–	–	–	–	–
308,665	–	–	–	–	–
118,677,076	51,067,934	–	5,647,354	24,996,213	1,660,274
21,818,227	13,480,047	–	380,827	2,720,837	1,081,760
55,536,011	32,720,778	3,528,763	–	–	–
12,952,475	10,872,371	769,223	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 216,706,645	$ 108,918,848	$ 4,297,986	$ 6,028,181	$ 27,717,050	$ 2,742,034

$ 221,805,056	$ 102,400,077	$ 3,681,318	$ 6,590,530	$ 26,091,507	$ 2,311,329
21,059,926	6,220,380	673,666	258,720	1,025,418	155,621

–	–	–	–	–	–
41,593	–	–	–	–	–
8,721	–	–	–	–	–
53,965	–	–	–	–	–
1,385,382	192,829	–	–	–	–
331,545	–	–	–	–	–
27,646	–	–	–	–	–
10,696,248	1,395,139	–	667,447	2,407,576	165,586
1,991,493	391,287	–	46,292	278,455	114,308
5,005,428	893,916	363,485	–	–	–
1,182,263	315,596	82,322	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
3.06	–	–	–	–	–
3.43	–	–	–	–	–
2.37	–	–	–	–	–
2.47	4.03	–	–	–	–
11.19	–	–	–	–	–
11.17	–	–	–	–	–
11.10	36.60	–	8.46	10.38	10.03
10.96	34.45	–	8.23	9.77	9.46
11.10	36.60	9.71	–	–	–
10.96	34.45	9.34	–	–	–

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2010

	Invesco V.I.	Invesco V.I.
	Global	International
	Health Care	Growth
	Series I	Series I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 7,322,711	$ 4,542,215
Liabilities	–	–
Net assets	$ 7,322,711	$ 4,542,215

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	5,445,704	–
The Principal Variable Annuity With Purchase Payment Credit Rider	1,877,007	–
Principal Investment Plus Variable Annuity	–	4,038,379
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	503,836
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 7,322,711	$ 4,542,215

Investments in shares of mutual funds, at cost	$ 6,946,124	$ 3,998,171
Shares of mutual fund owned	438,223	158,320
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	486,010	–
The Principal Variable Annuity With Purchase Payment Credit Rider	177,480	–
Principal Investment Plus Variable Annuity	–	446,466
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	56,587
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	11.20	–
The Principal Variable Annuity With Purchase Payment Credit Rider	10.58	–
Principal Investment Plus Variable Annuity	–	9.05
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	8.90
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

Invesco V.I.
Small Cap	Invesco V.I.	Janus Aspen
Equity	Technology	Enterprise	LargeCap	LargeCap	LargeCap
Series I	Series I	Service Shares	Blend II	Growth	Growth I
Division	Division	Division	Division	Division	Division

$ 7,524,206	$ 4,980,784	$ 12,637,981	$ 157,178,665	$ 59,162,639	$ 116,970,484
–	–	–	–	–	–
$ 7,524,206	$ 4,980,784	$ 12,637,981	$ 157,178,665	$ 59,162,639	$ 116,970,484

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	671,357	–
–	–	–	–	3,775,146	243,611
–	–	–	–	–	1,816,008
–	–	–	–	–	96,299
2,572,040	3,385,712	11,099,309	43,715,052	39,905,675	93,712,733
910,249	1,595,072	1,538,672	17,432,672	1,990,927	10,021,725
3,332,986	–	–	72,713,750	10,149,124	8,290,086
708,931	–	–	23,317,191	2,670,410	2,790,022

–	–	–	–	–	–
–	–	–	–	–	–
$ 7,524,206	$ 4,980,784	$ 12,637,981	$ 157,178,665	$ 59,162,639	$ 116,970,484

$ 6,223,175	$ 3,412,985	$ 8,872,464	$ 200,603,546	$ 57,426,952	$ 96,626,076
455,185	311,299	336,743	22,912,342	3,912,873	5,473,584

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	343,827	–
–	–	–	–	1,865,621	198,696
–	–	–	–	–	169,160
–	–	–	–	–	9,003
168,919	514,830	1,215,866	3,598,350	2,158,431	2,785,888
62,109	256,979	179,098	1,511,222	114,422	316,559
218,907	–	–	5,985,371	548,967	246,445
48,375	–	–	2,021,355	153,477	88,129

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	1.95	–
–	–	–	–	2.02	1.23
–	–	–	–	–	10.74
–	–	–	–	–	10.70
15.23	6.58	9.13	12.15	18.49	33.64
14.66	6.21	8.59	11.54	17.40	31.66
15.23	–	–	12.15	18.49	33.64
14.66	–	–	11.54	17.40	31.66

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2010

	LargeCap	LargeCap
	S&P 500 Index	Value
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 96,643,855	$ 97,515,490
Liabilities	–	–
Net assets	$ 96,643,855	$ 97,515,490

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ 1,173,281
Pension Builder Plus	–	1,668,022
Pension Builder Plus – Rollover IRA	–	117,289
Personal Variable	–	485,533
Premier Variable	146,316	6,339,559
Principal Freedom Variable Annuity	8,912,424	2,882,170
Principal Freedom Variable Annuity 2	630,742	490,577
The Principal Variable Annuity	46,288,856	63,419,602
The Principal Variable Annuity With Purchase Payment Credit Rider	10,990,972	6,061,438
Principal Investment Plus Variable Annuity	23,769,848	10,424,993
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	5,904,697	4,345,673
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	447
Pension Builder Plus – Rollover IRA	–	106,906
Total net assets	$ 96,643,855	$ 97,515,490

Investments in shares of mutual funds, at cost	$ 91,943,520	$ 118,400,646
Shares of mutual fund owned	10,846,673	4,076,735
Accumulation units outstanding:
Bankers Flexible Annuity	–	32,754
Pension Builder Plus	–	281,834
Pension Builder Plus – Rollover IRA	–	16,857
Personal Variable	–	164,068
Premier Variable	127,018	2,057,127
Principal Freedom Variable Annuity	882,871	283,292
Principal Freedom Variable Annuity 2	61,693	52,489
The Principal Variable Annuity	4,804,738	2,640,573
The Principal Variable Annuity With Purchase Payment Credit Rider	1,212,192	268,158
Principal Investment Plus Variable Annuity	2,467,311	434,082
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	651,234	192,262
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ 35.82
Pension Builder Plus	–	5.92
Pension Builder Plus – Rollover IRA	–	6.96
Personal Variable	–	2.96
Premier Variable	1.15	3.08
Principal Freedom Variable Annuity	10.09	10.17
Principal Freedom Variable Annuity 2	10.22	9.35
The Principal Variable Annuity	9.63	24.02
The Principal Variable Annuity With Purchase Payment Credit Rider	9.07	22.60
Principal Investment Plus Variable Annuity	9.63	24.02
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9.07	22.60
Annuitized units outstanding:
Bankers Flexible Annuity	–	12
Pension Builder Plus – Rollover IRA	–	15,363
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ 35.82
Pension Builder Plus – Rollover IRA	–	6.96

See accompanying notes.

					Neuberger
	MFS® VIT	MFS® VIT			Berman AMT
LargeCap	Utilities	Value	MidCap	Money	Partners
Value III	Service Class	Service Class	Blend	Market	I Class
Division	Division	Division	Division	Division	Division

$ 126,522,916	$ 1,619,334	$ 1,459,189	$ 378,975,288	$ 115,063,727	$ 5,295,863
–	–	–	–	–	–
$ 126,522,916	$ 1,619,334	$ 1,459,189	$ 378,975,288	$ 115,063,727	$ 5,295,863

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	134,718	–
–	–	–	–	1	–
–	–	–	1,019,010	393,872	–
–	–	–	5,680,179	4,167,695	–
–	–	–	9,248,437	3,629,969	–
–	–	–	875,873	840,573	–
31,872,343	–	–	204,109,244	55,135,826	–
10,981,514	–	–	33,566,032	12,486,972	–
63,006,949	1,233,347	1,330,958	96,201,696	28,757,389	3,904,503
20,662,110	385,987	128,231	28,274,817	9,516,712	1,391,360

–	–	–	–	–	–
–	–	–	–	–	–
$ 126,522,916	$ 1,619,334	$ 1,459,189	$ 378,975,288	$ 115,063,727	$ 5,295,863

$ 144,232,851	$ 1,478,743	$ 1,360,990	$ 337,495,312	$ 115,063,726	$ 5,931,202
13,179,470	64,903	113,733	10,017,851	115,063,728	469,908

–	–	–	–	–	–
–	–	–	–	59,589	–
–	–	–	–	–	–
–	–	–	214,773	241,168	–
–	–	–	1,155,115	2,448,295	–
–	–	–	393,523	294,969	–
–	–	–	68,474	78,486	–
2,957,792	–	–	4,652,081	3,899,149	–
1,073,265	–	–	812,870	938,270	–
5,847,162	84,455	99,760	2,192,639	2,033,717	288,400
2,019,401	26,690	9,706	684,732	715,093	106,774

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	2.26	–
–	–	–	–	2.50	–
–	–	–	4.74	1.63	–
–	–	–	4.92	1.70	–
–	–	–	23.50	12.31	–
–	–	–	12.79	10.72	–
10.78	–	–	43.87	14.14	–
10.23	–	–	41.29	13.31	–
10.78	14.60	13.34	43.87	14.14	13.54
10.23	14.46	13.21	41.29	13.31	13.03

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2010

Neuberger
	Neuberger	Berman AMT
	Berman AMT	Socially
	Small-Cap Growth	Responsive
	S Class	I Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 3,211,249	$ 6,359,439
Liabilities	–	–
Net assets	$ 3,211,249	$ 6,359,439

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	2,197,822	5,086,948
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,013,427	1,272,491
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 3,211,249	$ 6,359,439

Investments in shares of mutual funds, at cost	$ 3,195,215	$ 5,483,301
Shares of mutual fund owned	261,929	427,957
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	223,438	373,281
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	107,041	97,013
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	9.84	13.63
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	9.47	13.12
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

PIMCO	PIMCO	PIMCO		Principal
All Asset	High Yield	Total Return	Principal	LifeTime	Principal
Administrative	Administrative	Administrative	Capital	Strategic	LifeTime
Class	Class	Class	Appreciation	Income	2010
Division	Division	Division	Division	Division	Division

$ 2,993,563	$ 8,052,485	$ 16,609,083	$ 7,466,228	$ 24,279,554	$ 41,054,754
–	–	–	–	–	–
$ 2,993,563	$ 8,052,485	$ 16,609,083	$ 7,466,228	$ 24,279,554	$ 41,054,754

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	74,863	826,326	3,437,536
–	–	–	–	2,237,493	1,448,805
–	–	–	–	501,834	172,898
1,963,168	5,517,868	14,906,274	5,559,498	17,809,424	30,278,116
1,030,395	2,534,617	1,702,809	1,831,867	2,904,477	5,717,399

–	–	–	–	–	–
–	–	–	–	–	–
$ 2,993,563	$ 8,052,485	$ 16,609,083	$ 7,466,228	$ 24,279,554	$ 41,054,754

$ 3,016,713	$ 7,898,251	$ 16,822,622	$ 6,520,493	$ 24,421,430	$ 43,220,338
272,638	1,039,030	1,499,015	347,752	2,375,690	3,913,704

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	7,434	77,920	322,108
–	–	–	–	189,025	118,311
–	–	–	–	44,039	14,666
152,998	488,048	1,308,888	558,195	1,504,537	2,473,044
81,092	225,532	150,989	188,028	254,883	485,087

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	10.07	10.61	10.67
–	–	–	–	11.84	12.24
–	–	–	–	11.40	11.79
12.83	11.31	11.39	9.96	11.84	12.24
12.71	11.24	11.28	9.74	11.40	11.79

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2010

	Principal	Principal
	LifeTime	LifeTime
	2020	2030
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 176,256,223	$ 63,026,188
Liabilities	–	–
Net assets	$ 176,256,223	$ 63,026,188

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	5,280,578	3,111,993
The Principal Variable Annuity	3,422,424	1,172,660
The Principal Variable Annuity With Purchase Payment Credit Rider	740,136	44,534
Principal Investment Plus Variable Annuity	128,423,266	46,688,175
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	38,389,819	12,008,826
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 176,256,223	$ 63,026,188

Investments in shares of mutual funds, at cost	$ 186,144,336	$ 55,312,060
Shares of mutual fund owned	15,994,213	5,683,155
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	490,548	294,592
The Principal Variable Annuity	268,933	93,927
The Principal Variable Annuity With Purchase Payment Credit Rider	60,414	3,705
Principal Investment Plus Variable Annuity	10,091,129	3,739,525
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	3,133,516	999,149
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	10.76	10.56
The Principal Variable Annuity	12.73	12.49
The Principal Variable Annuity With Purchase Payment Credit Rider	12.25	12.02
Principal Investment Plus Variable Annuity	12.73	12.49
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	12.25	12.02
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

				SAM	SAM
Principal	Principal		SAM	Conservative	Conservative
LifeTime	LifeTime	Real Estate	Balanced	Balanced	Growth
2040	2050	Securities	Portfolio	Portfolio	Portfolio
Division	Division	Division	Division	Division	Division

$ 10,823,119	$ 5,829,572	$ 75,754,623	$ 684,067,078	$ 158,219,547	$ 55,154,255
–	–	–	–	–	–
$ 10,823,119	$ 5,829,572	$ 75,754,623	$ 684,067,078	$ 158,219,547	$ 55,154,255

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	34,757	–	–	–
–	–	–	–	–	–
297,485	109,416	219,209	2,050,781	1,236,191	1,143,983
88,179	244,963	43,569,019	30,975,448	19,071,745	11,194,624
62,735	50,821	14,015,083	8,475,314	2,909,435	3,734,979
8,475,965	4,113,980	13,368,602	569,306,104	115,537,655	29,986,714
1,898,755	1,310,392	4,547,953	73,259,431	19,464,521	9,093,955

–	–	–	–	–	–
–	–	–	–	–	–
$ 10,823,119	$ 5,829,572	$ 75,754,623	$ 684,067,078	$ 158,219,547	$ 55,154,255

$ 11,563,688	$ 6,091,032	$ 83,541,203	$ 617,605,339	$ 140,139,701	$ 50,123,235
956,951	518,645	5,734,642	45,543,747	13,546,194	3,590,772

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	12,411	–	–	–
–	–	–	–	–	–
28,394	10,500	20,467	196,606	112,749	117,578
6,995	19,453	1,405,921	3,002,464	1,758,703	1,163,334
5,170	4,192	480,527	839,829	274,274	396,788
672,400	326,689	431,395	55,182,141	10,654,341	3,116,105
156,469	108,092	155,935	7,259,238	1,834,935	966,077

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	2.80	–	–	–
–	–	–	–	–	–
10.48	10.42	10.71	10.43	10.96	9.73
12.61	12.59	30.99	10.32	10.84	9.62
12.14	12.12	29.17	10.09	10.61	9.41
12.61	12.59	30.99	10.32	10.84	9.62
12.14	12.12	29.17	10.09	10.61	9.41

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2010

	SAM	SAM
	Flexible	Strategic
	Income	Growth
	Portfolio	Portfolio
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 157,634,626	$ 38,640,578
Liabilities	–	–
Net assets	$ 157,634,626	$ 38,640,578

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	529,454	714,978
The Principal Variable Annuity	25,443,333	8,967,284
The Principal Variable Annuity With Purchase Payment Credit Rider	6,359,547	1,094,692
Principal Investment Plus Variable Annuity	105,889,878	20,560,786
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	19,412,414	7,302,838
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 157,634,626	$ 38,640,578

Investments in shares of mutual funds, at cost	$ 144,124,479	$ 33,997,246
Shares of mutual fund owned	12,610,770	2,297,299
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	46,524	76,721
The Principal Variable Annuity	2,260,478	972,914
The Principal Variable Annuity With Purchase Payment Credit Rider	577,598	121,418
Principal Investment Plus Variable Annuity	9,407,516	2,230,696
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	1,763,084	809,973
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom Variable Annuity 2	11.38	9.32
The Principal Variable Annuity	11.26	9.22
The Principal Variable Annuity With Purchase Payment Credit Rider	11.01	9.02
Principal Investment Plus Variable Annuity	11.26	9.22
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	11.01	9.02
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

				T. Rowe Price	T. Rowe Price
Short-Term	SmallCap	SmallCap	SmallCap	Blue Chip	Health
Income	Blend	Growth II	Value I	Growth II	Sciences II
Division	Division	Division	Division	Division	Division

$ 161,858,230	$ 35,312,556	$ 31,721,697	$ 86,698,136	$ 6,703,493	$ 6,428,884
–	–	–	–	–	–
$ 161,858,230	$ 35,312,556	$ 31,721,697	$ 86,698,136	$ 6,703,493	$ 6,428,884

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	100,797	93,125	220,360	–	–
2,445,934	3,072,705	860,290	–	–	–
69,760	109,339	132,992	298,035	–	–
28,371,573	26,314,969	19,597,766	31,145,059	–	–
8,685,839	5,714,746	3,176,514	7,740,972	–	–
96,920,358	–	6,199,578	37,074,428	5,712,112	4,965,363
25,364,766	–	1,661,432	10,219,282	991,381	1,463,521

–	–	–	–	–	–
–	–	–	–	–	–
$ 161,858,230	$ 35,312,556	$ 31,721,697	$ 86,698,136	$ 6,703,493	$ 6,428,884

$ 162,693,862	$ 36,047,176	$ 32,885,913	$ 88,543,990	$ 5,254,443	$ 5,338,479
64,485,350	4,249,405	2,839,901	6,412,584	608,302	442,152

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	79,982	115,210	123,391	–	–
217,376	192,638	89,161	–	–	–
6,214	11,120	13,431	31,617	–	–
2,542,794	2,114,456	1,853,691	1,394,320	–	–
788,380	487,912	319,257	368,222	–	–
8,686,505	–	586,411	1,659,745	453,029	303,481
2,302,274	–	166,986	486,102	81,689	92,934

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	1.26	0.81	1.79	–	–
11.25	15.95	9.65	–	–	–
11.23	9.83	9.90	9.43	–	–
11.16	12.45	10.57	22.34	–	–
11.02	11.71	9.95	21.02	–	–
11.16	–	10.57	22.34	12.61	16.36
11.02	–	9.95	21.02	12.14	15.75

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company

Separate Account B

Statements of Assets and Liabilities (continued)

December 31, 2010

Van Eck
	Templeton	VIP Global
	Growth Securities	Hard Assets
	Class 2	Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 1,200,063	$ 5,397,141
Liabilities	–	–
Net assets	$ 1,200,063	$ 5,397,141

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	1,200,063	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	1,294,121
The Principal Variable Annuity With Purchase Payment Credit Rider	–	99,329
Principal Investment Plus Variable Annuity	–	3,179,240
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	824,451
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 1,200,063	$ 5,397,141

Investments in shares of mutual funds, at cost	$ 1,323,935	$ 4,481,497
Shares of mutual fund owned	108,998	146,066
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	78,783	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	77,304
The Principal Variable Annuity With Purchase Payment Credit Rider	–	5,992
Principal Investment Plus Variable Annuity	–	189,912
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	49,732
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	15.23	–
Principal Freedom Variable Annuity 2	–	–
The Principal Variable Annuity	–	16.74
The Principal Variable Annuity With Purchase Payment Credit Rider	–	16.58
Principal Investment Plus Variable Annuity	–	16.74
Principal Investment Plus Variable Annuity with Premium Payment Credit Rider	–	16.58
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year Ended December 31, 2010

		American
	AllianceBernstein	Century VP
	Small Cap	Income &
	Growth	Growth
	Class A	Class I
	Division	Division
Investment income (loss)
Income:
Dividends	$ –	$ 248,730

Expenses:
Mortality and expense risks	29,089	194,756
Separate account rider charges	3,489	23,423
Net investment income (loss)	(32,578)	30,551

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(43,302)	(559,787)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(43,302)	(559,787)

Change in net unrealized appreciation or depreciation of
investments	767,397	2,471,742
Net increase (decrease) in net assets resulting from operations	$ 691,517	$ 1,942,506

(1) Commenced operations May 24, 2010.

See accompanying notes.

American	American
Century VP	Century VP
Inflation	Mid Cap	American	American	American	American
Protection	Value	Century VP	Century VP	Century VP	Century VP
Class II	Class II	Ultra® Class I	Ultra® Class II	Value Class II	VistaSM Class I
Division	Division (1)	Division	Division	Division	Division

$ 1,380,743	$ 4,466	$ 26,712	$ 200,064	$ 501,910	$ –

995,929	1,304	61,169	706,876	309,080	29,098
110,376	156	8,257	83,327	45,069	5,123
274,438	3,006	(42,714)	(590,139)	147,761	(34,221)

760,308	(47)	(139,841)	(1,291,484)	(1,570,245)	(82,651)
–	–	–	–	–	–
760,308	(47)	(139,841)	(1,291,484)	(1,570,245)	(82,651)

1,921,335	35,075	796,574	10,029,002	4,086,189	603,706
$ 2,956,081	$ 38,034	$ 614,019	$ 8,147,379	$ 2,663,705	$ 486,834

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2010

	Asset
	Allocation	Balanced
	Division	Division
Investment income (loss)
Income:
Dividends	$ 1,211,875	$ 1,165,658

Expenses:
Mortality and expense risks	622,014	509,691
Separate account rider charges	43,046	35,396
Net investment income (loss)	546,815	620,571

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(564,387)	(1,449,570)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(564,387)	(1,449,570)

Change in net unrealized appreciation or depreciation of
investments	3,577,611	5,682,855
Net increase (decrease) in net assets resulting from operations	$ 3,560,039	$ 4,853,856

(1) Commenced operations January 4, 2010.

See accompanying notes.

Bond &				Dreyfus IP
Mortgage	Diversified	Diversified	Diversified	Technology Growth	Equity
Securities	Balanced	Growth	International	Service Shares	Income
Division	Division (1)	Division (1)	Division	Division	Division

$ 13,422,495	$ –	$ –	$ 4,054,636	$ –	$ 5,320,829

3,117,338	901,490	1,669,268	2,374,469	31,569	2,056,364
334,637	24,317	58,499	219,066	3,316	204,947
9,970,520	(925,807)	(1,727,767)	1,461,101	(34,885)	3,059,518

(3,979,942)	(35,682)	42,239	(11,854,379)	157,688	(6,777,325)
–	–	–	–	–	–
(3,979,942)	(35,682)	42,239	(11,854,379)	157,688	(6,777,325)

18,550,473	10,298,567	23,450,808	41,204,160	524,178	26,597,775
$ 24,541,051	$ 9,337,078	$ 21,765,280	$ 30,810,882	$ 646,981	$ 22,879,968

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2010

	Fidelity VIP	Fidelity VIP
	Equity-Income	Growth
	Service	Service
	Class 2	Class
	Division	Division
Investment income (loss)
Income:
Dividends	$ 670,341	$ 28,787

Expenses:
Mortality and expense risks	535,433	217,177
Separate account rider charges	78,280	17,374
Net investment income (loss)	56,628	(205,764)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,350,284)	(1,058,915)
Capital gains distributions	–	56,843
Total realized gains (losses) on investments	(2,350,284)	(1,002,072)

Change in net unrealized appreciation or depreciation of
investments	7,629,950	4,712,691
Net increase (decrease) in net assets resulting from operations	$ 5,336,294	$ 3,504,855

See accompanying notes.

Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Franklin
Growth	Overseas	Contrafund	Contrafund	Mid Cap	Small Cap
Service	Service	Service	Service	Service	Value Securities
Class 2	Class 2	Class	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division (1)

$ 2,109	$ 570,747	$ 640,824	$ 454,174	$ 13,528	$ 708

81,710	565,777	775,414	546,843	116,110	1,908
13,090	71,217	58,553	49,627	11,895	221
(92,691)	(66,247)	(193,143)	(142,296)	(114,477)	(1,421)

(167,673)	(2,868,539)	(2,659,415)	(1,821,141)	(102,215)	(3,573)
23,298	87,119	26,466	20,723	31,596	–
(144,375)	(2,781,420)	(2,632,949)	(1,800,418)	(70,619)	(3,573)

1,585,330	8,085,668	11,543,118	8,468,091	2,481,192	66,500
$ 1,348,264	$ 5,238,001	$ 8,717,026	$ 6,525,377	$ 2,296,096	$ 61,506

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2010
		Goldman Sachs
	Goldman Sachs	VIT Structured
	VIT Mid Cap	Small Cap
	Value	Equity Service
	Institutional	Institutional
	Class	Class
	Division	Division
Investment income (loss)
Income:
Dividends	$ 108,518 $	28,387

Expenses:
Mortality and expense risks	203,001	62,021
Separate account rider charges	27,980	7,154
Net investment income (loss)	(122,463)	(40,788)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(957,236)	(382,309)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(957,236)	(382,309)

Change in net unrealized appreciation or depreciation of
investments	4,428,358	1,656,732
Net increase (decrease) in net assets resulting from operations	$ 3,348,659 $	1,233,635

(1) Commenced operations January 4, 2010.
(2) Represented the operations of Mortgage Securities Division until July 16, 2010 name change.
(3) Represented the operations of AIM V.I. Basic Value Series I Division until May 24, 2010 name change.
(4) Represented the operations of AIM V.I. Capital Appreciation Series I Division until May 24, 2010 name change.
(5) Represented the operations of AIM V.I. Core Equity Series I Division until May 24, 2010 name change.

See accompanying notes.

Government			Invesco V.I.
& High	International	Invesco V.I.	Capital	Invesco V.I.	Invesco V.I.
Quality	Emerging	Basic Value	Appreciation	Core Equity	Dynamics
Bond	Markets	Series I	Series I	Series I	Series I
Division (2)	Division	Division (3)	Division (4)	Division (5)	Division (1)

$ 6,037,412	$ 1,230,172	$ 25,764	$ 43,320	$ 268,189	$ –

1,363,434	1,236,406	49,647	73,900	358,498	30,959
115,612	148,195	4,589	2,560	22,389	6,398
4,558,366	(154,429)	(28,472)	(33,140)	(112,698)	(37,357)

286,309	(2,997,495)	(286,584)	(334,552)	(112,947)	(44,243)
–	–	–	–	–	–
286,309	(2,997,495)	(286,584)	(334,552)	(112,947)	(44,243)

(4,840,933)	19,109,070	595,238	1,119,430	2,312,679	546,285
$ 3,742	$ 15,957,146	$ 280,182	$ 751,738	$ 2,087,034	$ 464,685

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2010

	Invesco V.I.	Invesco V.I.
	Global	International
	Health Care	Growth
	Series I	Series I
	Division (2)	Division (3)
Investment income (loss)
Income:
Dividends	$ – $	95,254

Expenses:
Mortality and expense risks	97,808	47,832
Separate account rider charges	13,210	2,488
Net investment income (loss)	(111,018)	44,934

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(32,163)	185,539
Capital gains distributions	–	–
Total realized gains (losses) on investments	(32,163)	185,539

Change in net unrealized appreciation or depreciation of
investments	378,037	256,168
Net increase (decrease) in net assets resulting from operations	$ 234,856 $	486,641

(1) Represented the operations of AIM V.I. Dynamics Series I Division until May 24, 2010 name change.
(2) Represented the operations of AIM V.I. Global Health Care Series I Division until May 24, 2010 name change.
(3) Represented the operations of AIM V.I. International Growth Series I Division until May 24, 2010 name change.
(4) Represented the operations of AIM V.I. Small Cap Equity Series I Division until May 24, 2010 name change.
(5) Represented the operations of AIM V.I. Technology Series I Division until May 24, 2010 name change.

See accompanying notes.

Invesco V.I.
Small Cap	Invesco V.I.	Janus Aspen
Equity	Technology	Enterprise	LargeCap	LargeCap	LargeCap
Series I	Series I	Service Shares	Blend II	Growth	Growth I
Division (4)	Division (5)	Division	Division	Division	Division

$ –	$ –	$ –	$ 3,738,682	$ 35,289	$ 146,345

81,372	60,483	147,124	1,915,154	677,878	1,396,801
8,883	9,760	11,511	246,526	28,836	86,646
(90,255)	(70,243)	(158,635)	1,577,002	(671,425)	(1,337,102)

(163,779)	169,058	533,965	(13,547,114)	(1,742,652)	1,092,996
–	–	–	–	–	–
(163,779)	169,058	533,965	(13,547,114)	(1,742,652)	1,092,996

1,783,127	669,793	2,130,642	29,104,152	11,215,610	18,663,714
$ 1,529,093	$ 768,608	$ 2,505,972	$ 17,134,040	$ 8,801,533	$ 18,419,608

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2010

	LargeCap	LargeCap
	S&P 500 Index	Value
	Division	Division
Investment income (loss)
Income:
Dividends	$ 1,321,164	$ 1,669,930

Expenses:
Mortality and expense risks	1,120,431	1,115,244
Separate account rider charges	106,754	68,092
Net investment income (loss)	93,979	486,594

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,594,164)	(7,684,280)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(1,594,164)	(7,684,280)

Change in net unrealized appreciation or depreciation of
investments	12,961,305	18,508,724
Net increase (decrease) in net assets resulting from operations	$ 11,461,120	$ 11,311,038

See accompanying notes.

					Neuberger
	MFS® VIT	MFS® VIT			Berman AMT
LargeCap	Utilities	Value	MidCap	Money	Partners
Value III	Service Class	Service Class	Blend	Market	I Class
Division	Division	Division	Division	Division	Division

$ 2,190,278	$ 24,349	$ 8,953	$ 7,880,433	$ 46	$ 33,013

1,547,594	14,162	10,108	3,659,047	1,576,624	67,062
192,187	1,853	536	298,064	152,902	7,697
450,497	8,334	(1,691)	3,923,322	(1,729,480)	(41,746)

(7,283,917)	74,067	14,171	(2,886,295)	–	(1,249,499)
–	–	–	–	–	–
(7,283,917)	74,067	14,171	(2,886,295)	–	(1,249,499)

20,429,154	106,217	81,718	69,136,060	–	1,843,911
$ 13,595,734	$ 188,618	$ 94,198	$ 70,173,087	$ (1,729,480)	$ 552,666

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2010

		Neuberger
	Neuberger	Berman AMT
	Berman AMT	Socially
	Small-Cap Growth	Responsive
	S Class	I Class
	Division	Division
Investment income (loss)
Income:
Dividends	$ –	$ 2,214

Expenses:
Mortality and expense risks	35,739	73,507
Separate account rider charges	5,533	6,971
Net investment income (loss)	(41,272)	(78,264)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(127,142)	(167,982)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(127,142)	(167,982)

Change in net unrealized appreciation or depreciation of
investments	662,737	1,421,819
Net increase (decrease) in net assets resulting from operations	$ 494,323	$ 1,175,573

(1) Commenced operations January 4, 2010.

See accompanying notes.

PIMCO	PIMCO	PIMCO		Principal
All Asset	High Yield	Total Return	Principal	LifeTime	Principal
Administrative	Administrative	Administrative	Capital	Strategic	LifeTime
Class	Class	Class	Appreciation	Income	2010
Division	Division (1)	Division	Division	Division	Division

$ 125,228	$ 283,617	$ 279,268	$ 105,211	$ 1,108,352	$ 1,679,900

15,785	49,313	144,266	72,306	284,791	479,916
2,106	8,940	7,259	8,677	18,270	32,953
107,337	225,364	127,743	24,228	805,291	1,167,031

40,454	22,452	103,867	(111,852)	(455,593)	(759,757)
–	–	477,841	127,826	–	–
40,454	22,452	581,708	15,974	(455,593)	(759,757)

(18,155)	154,234	(118,884)	811,449	1,786,753	4,249,324
$ 129,636	$ 402,050	$ 590,567	$ 851,651	$ 2,136,451	$ 4,656,598

Principal Life Insurance Company
Separate Account B

Statements of Operations (continued)

Year Ended December 31, 2010

	Principal	Principal
	LifeTime	LifeTime
	2020	2030
	Division	Division
Investment income (loss)
Income:
Dividends	$ 6,349,336	$ 1,289,926

Expenses:
Mortality and expense risks	2,056,646	684,426
Separate account rider charges	218,652	66,504
Net investment income (loss)	4,074,038	538,996

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,236,673)	(671,448)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(3,236,673)	(671,448)

Change in net unrealized appreciation or depreciation of
investments	20,442,319	7,680,659
Net increase (decrease) in net assets resulting from operations	$ 21,279,684	$ 7,548,207

See accompanying notes.

				SAM	SAM
Principal	Principal		SAM	Conservative	Conservative
LifeTime	LifeTime	Real Estate	Balanced	Balanced	Growth
2040	2050	Securities	Portfolio	Portfolio	Portfolio
Division	Division	Division	Division	Division	Division

$ 202,642	$ 113,340	$ 2,201,741	$ 22,429,504	$ 6,365,259	$ 1,438,449

112,623	66,547	923,860	7,764,363	1,834,422	569,393
10,791	8,035	120,018	448,016	139,296	71,962
79,228	38,758	1,157,863	14,217,125	4,391,541	797,094

(226,962)	(178,133)	(5,161,508)	(5,504,356)	(4,727)	(2,452,442)
–	–	–	–	–	–
(226,962)	(178,133)	(5,161,508)	(5,504,356)	(4,727)	(2,452,442)

1,432,053	885,658	19,836,091	63,623,656	10,201,352	7,763,703
$ 1,284,319	$ 746,283	$ 15,832,446	$ 72,336,425	$ 14,588,166	$ 6,108,355

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year Ended December 31, 2010

	SAM	SAM
	Flexible	Strategic
	Income	Growth
	Portfolio	Portfolio
	Division	Division
Investment income (loss)
Income:
Dividends	$ 7,679,403	$ 819,347

Expenses:
Mortality and expense risks	1,810,118	408,463
Separate account rider charges	151,809	49,022
Net investment income (loss)	5,717,476	361,862

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	213,477	(1,635,575)
Capital gains distributions	–	–
Total realized gains (losses) on investments	213,477	(1,635,575)

Change in net unrealized appreciation or depreciation of
investments	6,898,055	5,934,583
Net increase (decrease) in net assets resulting from operations	$ 12,829,008	$ 4,660,870

See accompanying notes.

				T. Rowe Price	T. Rowe Price
Short-Term	SmallCap	SmallCap	SmallCap	Blue Chip	Health
Income	Blend	Growth II	Value I	Growth II	Sciences II
Division	Division	Division	Division	Division	Division

$ 2,883,751	$ 163,754	$ –	$ 685,146	$ –	$ –

1,210,707	404,321	349,915	1,022,837	71,872	67,295
107,856	36,295	29,897	110,179	5,609	7,739
1,565,188	(276,862)	(379,812)	(447,870)	(77,481)	(75,034)

796,722	(1,287,973)	(1,702,840)	(4,331,528)	(2,990)	53,728
–	–	–	–	–	–
796,722	(1,287,973)	(1,702,840)	(4,331,528)	(2,990)	53,728

(808,306)	8,337,628	8,475,160	22,956,837	989,068	775,129
$ 1,553,604	$ 6,772,793	$ 6,392,508	$ 18,177,439	$ 908,597	$ 753,823

Principal Life Insurance Company
Separate Account B

Statements of Operations

Year Ended December 31, 2010

		Van Eck
	Templeton	VIP Global
	Growth Securities	Hard Assets
	Class 2	Class
	Division	Division (1)
Investment income (loss)
Income:
Dividends	$ 16,526	$3,874

Expenses:
Mortality and expense risks	10,105	31,330
Separate account rider charges	–	3,158
Net investment income (loss)	6,421	(30,614)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(57,415)	34,719
Capital gains distributions	–	–
Total realized gains (losses) on investments	(57,415)	34,719

Change in net unrealized appreciation or depreciation of
investments	115,557	889,614
Net increase (decrease) in net assets resulting from operations	$ 64,563	$893,719

(1) Represented the operations of Van Eck Worldwide Hard Assets Service Class Division until May 24, 2010 name change.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009, Except as Noted

	AllianceBernstein
	Small Cap
	Growth
	Class A
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (32,578)	$ (20,510)
Total realized gains (losses) on investments	(43,302)	(166,124)
Change in net unrealized appreciation or depreciation of investments	767,397	691,114
Net gains (losses) from investments	691,517	504,480

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	691,517	504,480

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,744,627	637,223
Administration charges	(256)	497
Contingent sales charges	(3,083)	(2,152)
Contract terminations	(89,634)	(55,946)
Death benefit payments	(4,534)	(11,558)
Flexible withdrawal option payments	(10,325)	(8,225)
Transfer payments to other contracts	(563,980)	(379,102)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	1,072,815	180,737
Total increase (decrease)	1,764,332	685,217

Net assets at beginning of period	1,901,891	1,216,674
Net assets at end of period	$ 3,666,223	$ 1,901,891

(1) Commenced operations May 24, 2010.

See accompanying notes.

American		American		American
Century VP		Century VP		Century VP
Income &		Inflation		Mid Cap
Growth		Protection		Value
Class I		Class II		Class II
Division		Division		Division (1)
2010	2009	2010	2009	2010

$ 30,551	$567,795	$ 274,438	$ 272,679	$ 3,006
(559,787)	(1,338,661)	760,308	43,812	(47)
2,471,742	3,146,056	1,921,335	5,666,482	35,075
1,942,506	2,375,190	2,956,081	5,982,973	38,034

–	–	–	–	–

1,942,506	2,375,190	2,956,081	5,982,973	38,034

2,490,927	1,803,378	17,801,418	29,497,984	696,229
(2,212)	(2,262)	(524,277)	(488,652)	(13)
(16,767)	(20,716)	(92,960)	(74,695)	(283)
(2,127,392)	(1,647,955)	(2,702,278)	(1,941,779)	(13,165)
(168,246)	(82,851)	(187,696)	(302,585)	–
(248,280)	(269,872)	(1,650,662)	(1,451,541)	(600)
(2,723,918)	(2,524,477)	(10,648,255)	(17,713,331)	(57,435)
–	–	–	–	–
(2,795,888)	(2,744,755)	1,995,290	7,525,401	624,733
(853,382)	(369,565)	4,951,371	13,508,374	662,767

17,506,349	17,875,914	81,192,485	67,684,111	–
$ 16,652,967	$17,506,349	$ 86,143,856	$ 81,192,485	$ 662,767

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	American
	Century VP
	Ultra® Class I
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (42,714)	$ (52,284)
Total realized gains (losses) on investments	(139,841)	(425,458)
Change in net unrealized appreciation or depreciation of investments	796,574	1,738,953
Net gains (losses) from investments	614,019	1,261,211

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	614,019	1,261,211

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,149,863	925,765
Administration charges	(841)	(1,023)
Contingent sales charges	(5,595)	(6,412)
Contract terminations	(719,093)	(455,502)
Death benefit payments	(37,156)	(4,646)
Flexible withdrawal option payments	(72,069)	(65,015)
Transfer payments to other contracts	(1,119,308)	(922,283)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(804,199)	(529,116)
Total increase (decrease)	(190,180)	732,095

Net assets at beginning of period	5,125,570	4,393,475
Net assets at end of period	$ 4,935,390	$ 5,125,570

See accompanying notes.

American		American		American
Century VP		Century VP		Century VP
Ultra® Class II		Value Class II		VistaSM Class I
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ (590,139)	$(617,522)	$ 147,761	$969,114	$ (34,221)	$ (28,227)
(1,291,484)	(4,150,471)	(1,570,245)	(3,206,329)	(82,651)	(230,776)
10,029,002	19,391,959	4,086,189	6,029,843	603,706	625,969
8,147,379	14,623,966	2,663,705	3,792,628	486,834	366,966

–	–	–	–	–	–

8,147,379	14,623,966	2,663,705	3,792,628	486,834	366,966

5,804,184	4,811,592	2,352,402	2,251,924	616,017	367,636
(415,629)	(406,928)	(5,580)	(6,597)	(1,345)	(676)
(67,912)	(54,064)	(20,686)	(28,544)	(1,926)	(3,306)
(1,974,165)	(1,405,462)	(2,658,393)	(2,027,589)	(55,989)	(85,936)
(167,511)	(246,233)	(97,077)	(108,521)	–	–
(1,056,494)	(924,179)	(306,613)	(300,913)	(11,534)	(13,556)
(7,699,793)	(9,019,277)	(2,659,838)	(3,620,668)	(243,735)	(303,755)
–	–	–	–	–	–
(5,577,320)	(7,244,551)	(3,395,785)	(3,840,908)	301,488	(39,593)
2,570,059	7,379,415	(732,080)	(48,280)	788,322	327,373

56,071,136	48,691,721	25,911,803	25,960,083	2,219,126	1,891,753
$ 58,641,195	$56,071,136	$ 25,179,723	$25,911,803	$ 3,007,448	$ 2,219,126

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Asset
	Allocation
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 546,815	$ 784,365
Total realized gains (losses) on investments	(564,387)	(2,124,367)
Change in net unrealized appreciation or depreciation of investments	3,577,611	8,962,274
Net gains (losses) from investments	3,560,039	7,622,272

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	3,560,039	7,622,272

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	4,942,823	7,596,204
Administration charges	(83,203)	(76,439)
Contingent sales charges	(54,824)	(63,498)
Contract terminations	(5,591,832)	(4,262,157)
Death benefit payments	(339,352)	(445,812)
Flexible withdrawal option payments	(950,906)	(1,059,829)
Transfer payments to other contracts	(5,007,308)	(6,959,658)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(7,084,602)	(5,271,189)
Total increase (decrease)	(3,524,563)	2,351,083

Net assets at beginning of period	52,864,573	50,513,490
Net assets at end of period	$ 49,340,010	$ 52,864,573

See accompanying notes.

		Bond &
		Mortgage		Diversified
Balanced		Securities		Balanced
Division		Division		Division (1)
2010	2009	2010	2009	2010

$ 620,571	$1,512,312	$ 9,970,520	$23,605,608	$ (925,807)
(1,449,570)	(3,562,620)	(3,979,942)	(10,699,786)	(35,682)
5,682,855	9,317,827	18,550,473	27,589,155	10,298,567
4,853,856	7,267,519	24,541,051	40,494,977	9,337,078

–	–	–	–	–

4,853,856	7,267,519	24,541,051	40,494,977	9,337,078

3,795,291	3,008,849	44,539,158	40,475,504	167,126,980
(22,795)	(24,230)	(649,923)	(631,491)	(738,034)
(29,820)	(60,865)	(293,973)	(319,042)	(32,632)
(4,726,211)	(5,096,297)	(24,029,631)	(18,561,331)	(948,604)
(461,889)	(419,374)	(1,212,464)	(1,253,313)	(78,615)
(805,584)	(892,954)	(4,920,415)	(4,865,974)	(728,598)
(3,958,501)	(4,705,157)	(35,710,398)	(42,550,343)	(4,215,033)
–	–	–	–	–
(6,209,509)	(8,190,028)	(22,277,646)	(27,705,990)	160,385,464
(1,355,653)	(922,509)	2,263,405	12,788,987	169,722,542

44,052,089	44,974,598	251,405,465	238,616,478	–
$ 42,696,436	$44,052,089	$ 253,668,870	$251,405,465	$ 169,722,542

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Diversified	Diversified
	Growth	International
	Division (1)	Division
	2010	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (1,727,767)	$ 1,461,101	$ 5,922,863
Total realized gains (losses) on investments	42,239	(11,854,379)	(13,975,971)
Change in net unrealized appreciation or depreciation of investments	23,450,808	41,204,160	44,023,516
Net gains (losses) from investments	21,765,280	30,810,882	35,970,408

Payment from Affiliate	–	–	1,400,614

Net increase (decrease) in net assets resulting from operations	21,765,280	30,810,882	37,371,022

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	308,672,441	83,449,602	27,906,687
Administration charges	(1,339,585)	(175,231)	(135,344)
Contingent sales charges	(28,332)	(198,144)	(195,065)
Contract terminations	(823,586)	(20,853,137)	(13,396,263)
Death benefit payments	(69,056)	(1,040,554)	(682,131)
Flexible withdrawal option payments	(710,047)	(1,965,128)	(1,774,997)
Transfer payments to other contracts	(3,555,065)	(29,125,870)	(23,879,337)
Annuity payments	–	–	–
Increase (decrease) in net assets from principal transactions	302,146,770	30,091,538	(12,156,450)
Total increase (decrease)	323,912,050	60,902,420	25,214,572

Net assets at beginning of period	–	176,753,296	151,538,724
Net assets at end of period	$ 323,912,050	$ 237,655,716	$ 176,753,296

(1) Commenced operations January 4, 2010.

See accompanying notes.

				Fidelity VIP
Dreyfus IP				Equity-Income
Technology Growth		Equity		Service
Service Shares		Income		Class 2
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ (34,885)	$(16,045)	$ 3,059,518	$ 6,450,341	$ 56,628	$ 246,613
157,688	(79,610)	(6,777,325)	(12,322,227)	(2,350,284)	(4,148,510)
524,178	612,753	26,597,775	31,929,448	7,629,950	13,727,220
646,981	517,098	22,879,968	26,057,562	5,336,294	9,825,323

–	–	–	–	–	–

646,981	517,098	22,879,968	26,057,562	5,336,294	9,825,323

2,145,709	1,961,773	16,368,612	24,940,303	5,221,723	5,816,809
(330)	(152)	(957,659)	(921,639)	(10,314)	(9,988)
(3,434)	(1,997)	(185,773)	(164,248)	(41,954)	(42,835)
(99,818)	(51,910)	(7,857,059)	(6,022,332)	(4,069,770)	(2,646,592)
(11,146)	–	(555,275)	(858,200)	(202,074)	(158,526)
(27,264)	(19,668)	(3,011,898)	(2,693,097)	(439,800)	(424,975)
(1,241,259)	(689,693)	(15,540,669)	(20,643,016)	(6,118,493)	(6,006,640)
–	–	–	–	–	–
762,458	1,198,353	(11,739,721)	(6,362,229)	(5,660,682)	(3,472,747)
1,409,439	1,715,451	11,140,247	19,695,333	(324,388)	6,352,576

2,424,974	709,523	162,643,939	142,948,606	44,737,069	38,384,493
$ 3,834,413	$2,424,974	$ 173,784,186	$ 162,643,939	$ 44,412,681	$ 44,737,069

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP
	Growth
	Service
	Class
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (205,764)	$ (172,704)
Total realized gains (losses) on investments	(1,002,072)	(2,250,333)
Change in net unrealized appreciation or depreciation of investments	4,712,691	6,257,651
Net gains (losses) from investments	3,504,855	3,834,614

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	3,504,855	3,834,614

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,324,139	2,055,052
Administration charges	(4,773)	(4,184)
Contingent sales charges	(17,504)	(26,299)
Contract terminations	(2,249,538)	(1,868,100)
Death benefit payments	(39,177)	(57,398)
Flexible withdrawal option payments	(176,492)	(175,207)
Transfer payments to other contracts	(2,455,328)	(2,665,191)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(2,618,673)	(2,741,327)
Total increase (decrease)	886,182	1,093,287

Net assets at beginning of period	17,733,739	16,640,452
Net assets at end of period	$ 18,619,921	$ 17,733,739

See accompanying notes.

Fidelity VIP		Fidelity VIP		Fidelity VIP
Growth		Overseas		Contrafund
Service		Service		Service
Class 2		Class 2		Class
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ (92,691)	$(67,930)	$ (66,247)	$224,314	$ (193,143)	$(58,306)
(144,375)	(406,451)	(2,781,420)	(3,702,872)	(2,632,949)	(5,878,582)
1,585,330	1,755,226	8,085,668	12,911,110	11,543,118	22,943,510
1,348,264	1,280,845	5,238,001	9,432,552	8,717,026	17,006,622

–	–	–	–	–	–

1,348,264	1,280,845	5,238,001	9,432,552	8,717,026	17,006,622

1,433,490	787,271	6,719,933	8,913,658	8,638,329	9,189,048
(975)	(728)	(228,818)	(213,855)	(19,698)	(23,142)
(13,930)	(9,697)	(65,891)	(48,344)	(66,908)	(90,727)
(404,935)	(252,078)	(1,915,408)	(1,256,750)	(8,598,547)	(6,444,754)
(6,620)	(51,568)	(178,321)	(250,244)	(211,646)	(291,957)
(19,101)	(15,040)	(623,232)	(553,958)	(763,928)	(852,097)
(786,613)	(542,695)	(6,884,924)	(7,206,063)	(10,382,093)	(10,133,864)
–	–	–	–	–	–
201,316	(84,535)	(3,176,661)	(615,556)	(11,404,491)	(8,647,493)
1,549,580	1,196,310	2,061,340	8,816,996	(2,687,465)	8,359,129

6,438,269	5,241,959	46,197,413	37,380,417	66,028,352	57,669,223
$ 7,987,849 $	6,438,269	$ 48,258,753 $	46,197,413	$ 63,340,887 $	66,028,352

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP
	Contrafund
	Service
	Class 2
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (142,296)	$ (37,040)
Total realized gains (losses) on investments	(1,800,418)	(3,922,022)
Change in net unrealized appreciation or depreciation of investments	8,468,091	13,888,919
Net gains (losses) from investments	6,525,377	9,929,857

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	6,525,377	9,929,857

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	8,804,155	13,945,048
Administration charges	(154,490)	(126,956)
Contingent sales charges	(54,381)	(40,831)
Contract terminations	(1,580,825)	(1,061,440)
Death benefit payments	(112,297)	(53,723)
Flexible withdrawal option payments	(541,390)	(418,219)
Transfer payments to other contracts	(6,184,787)	(9,543,718)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	175,985	2,700,161
Total increase (decrease)	6,701,362	12,630,018

Net assets at beginning of period	41,367,396	28,737,378
Net assets at end of period	$ 48,068,758	$ 41,367,396

(1) Commenced operations January 4, 2010.

See accompanying notes.

Fidelity VIP		Franklin	Goldman Sachs
Mid Cap		Small Cap	VIT Mid Cap
Service		Value Securities	Value
Class 2		Class 2	Institutional Class
Division		Division (1)	Division
2010	2009	2010	2010	2009

$ (114,477)	$(53,524)	$ (1,421)	$ (122,463)	$60,019
(70,619)	(695,464)	(3,573)	(957,236)	(1,324,415)
2,481,192	2,625,370	66,500	4,428,358	4,974,063
2,296,096	1,876,382	61,506	3,348,659	3,709,667

–	–	–	–	–

2,296,096	1,876,382	61,506	3,348,659	3,709,667

4,968,450	2,791,365	471,143	2,024,312	1,518,621
(1,311)	(1,225)	(30)	(2,442)	(2,093)
(14,073)	(6,736)	(325)	(26,617)	(20,853)
(409,086)	(175,119)	(9,452)	(773,746)	(542,100)
(18,318)	(4,269)	–	(83,391)	(90,249)
(86,643)	(53,986)	(945)	(109,723)	(105,440)
(1,522,578)	(2,015,920)	(74,595)	(2,897,871)	(1,500,777)
–	–	–	–	–
2,916,441	534,110	385,796	(1,869,478)	(742,891)
5,212,537	2,410,492	447,302	1,479,181	2,966,776

7,571,279	5,160,787	–	15,906,098	12,939,322
$ 12,783,816	$7,571,279	$ 447,302	$ 17,385,279	$15,906,098

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Goldman Sachs
	VIT Structured
	Small Cap
	Equity Service
	Institutional Class
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (40,788)	$ (3,847)
Total realized gains (losses) on investments	(382,309)	(506,526)
Change in net unrealized appreciation or depreciation of investments	1,656,732	1,344,984
Net gains (losses) from investments	1,233,635	834,611

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	1,233,635	834,611

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,587,957	1,035,644
Administration charges	(340)	(240)
Contingent sales charges	(4,757)	(4,419)
Contract terminations	(138,296)	(114,889)
Death benefit payments	(11,621)	(28,786)
Flexible withdrawal option payments	(36,422)	(30,460)
Transfer payments to other contracts	(1,036,777)	(587,474)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	359,744	269,376
Total increase (decrease)	1,593,379	1,103,987

Net assets at beginning of period	4,413,535	3,309,548
Net assets at end of period	$ 6,006,914	$ 4,413,535

(1) Represented the operations of Mortgage Securities Division until July 16, 2010 name change.

See accompanying notes.

Government
& High		International		Invesco V.I.
Quality		Emerging		Basic Value
Bond		Markets		Series I
Division (1)		Division		Division (1)
2010	2009	2010	2009	2010	2009

$ 4,558,366	$ 10,515,508	$ (154,429)	$530,481	$ (28,472)	$19,948
286,309	(3,911,795)	(2,997,495)	(7,529,278)	(286,584)	(391,908)
(4,840,933)	1,430,068	19,109,070	46,845,737	595,238	1,033,694
3,742	8,033,781	15,957,146	39,846,940	280,182	661,734

–	–	–	227,485	–	–

3,742	8,033,781	15,957,146	40,074,425	280,182	661,734

242,212,813	48,967,188	20,410,810	26,921,227	1,321,562	3,293,374
(172,401)	(259,983)	(31,047)	(34,533)	(18,441)	(6,369)
(133,810)	(356,748)	(109,508)	(108,918)	(2,778)	(1,121)
(13,446,110)	(22,658,992)	(8,937,298)	(6,250,338)	(80,750)	(29,143)
(560,683)	(1,856,753)	(297,642)	(245,306)	–	–
(2,494,705)	(5,647,970)	(753,763)	(681,082)	(36,929)	(20,178)
(21,213,328)	(54,153,629)	(20,826,156)	(18,603,895)	(695,324)	(1,209,853)
–	–	–	–	–	–
204,191,776	(35,966,887)	(10,544,604)	997,155	487,340	2,026,710
204,195,518	(27,933,106)	5,412,542	41,071,580	767,522	2,688,444

12,511,127	237,196,678	103,506,306	62,434,726	3,530,464	842,020
$ 216,706,645	$ 209,263,572	$ 108,918,848	$103,506,306	$ 4,297,986	$3,530,464

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Invesco V.I.
	Capital
	Appreciation
	Series I
	Division (2)
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (33,140)	$ (39,565)
Total realized gains (losses) on investments	(334,552)	(676,702)
Change in net unrealized appreciation or depreciation of investments	1,119,430	1,709,991
Net gains (losses) from investments	751,738	993,724

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	751,738	993,724

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	601,321	872,366
Administration charges	(1,708)	(1,974)
Contingent sales charges	(5,723)	(9,975)
Contract terminations	(735,478)	(708,562)
Death benefit payments	(53,857)	(71,879)
Flexible withdrawal option payments	(80,141)	(88,229)
Transfer payments to other contracts	(639,019)	(935,570)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(914,605)	(943,823)
Total increase (decrease)	(162,867)	49,901

Net assets at beginning of period	6,191,048	6,141,147
Net assets at end of period	$ 6,028,181	$ 6,191,048

(1) Represented the operations of AIM V.I. Basic Value Series I Division until May 24, 2010 name change.
(2) Represented the operations of AIM V.I. Capital Appreciation Series I Division until May 24, 2010 name change.
(3) Represented the operations of AIM V.I. Core Equity Series I Division until May 24, 2010 name change.
(4) Represented the operations of AIM V.I. Dynamics Series I Division until May 24, 2010 name change.

See accompanying notes.

				Invesco V.I.
Invesco V.I.		Invesco V.I.		Global
Core Equity		Dynamics		Health Care
Series I		Series I		Series I
Division (3)		Division (4)		Division (1)
2010	2009	2010	2009	2010	2009

$ (112,698)	$121,432	$ (37,357)	$(30,869)	$ (111,018)	$(90,476)
(112,947)	(1,517,994)	(44,243)	(134,599)	(32,163)	(442,399)
2,312,679	8,101,356	546,285	855,375	378,037	2,350,276
2,087,034	6,704,794	464,685	689,907	234,856	1,817,401

–	–	–	–	–	–

2,087,034	6,704,794	464,685	689,907	234,856	1,817,401

3,950,956	3,505,455	767,960	402,387	1,458,804	1,239,351
(10,108)	(15,645)	(403)	(274)	(2,259)	(3,225)
(34,569)	(49,692)	(1,203)	(1,450)	(8,394)	(12,526)
(4,442,592)	(3,529,853)	(154,573)	(102,974)	(1,078,737)	(889,779)
(192,129)	(207,348)	(1,564)	–	(14,101)	(65,830)
(453,455)	(516,173)	(35,318)	(27,877)	(105,223)	(99,921)
(4,708,330)	(4,455,884)	(765,295)	(291,792)	(1,817,706)	(1,735,382)
–	–	–	–	–	–
(5,890,227)	(5,269,140)	(190,396)	(21,980)	(1,567,616)	(1,567,312)
(3,803,193)	1,435,654	274,289	667,927	(1,332,760)	250,089

31,520,243	30,084,589	2,467,745	1,799,818	8,655,471	8,405,382
$ 27,717,050	$31,520,243	$ 2,742,034	$2,467,745	$ 7,322,711	$8,655,471

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Invesco V.I.
	International
	Growth
	Series I
	Division (2)
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 44,934	$ 21,905
Total realized gains (losses) on investments	185,539	45,012
Change in net unrealized appreciation or depreciation of investments	256,168	300,228
Net gains (losses) from investments	486,641	367,145

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	486,641	367,145

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,100,832	3,315,133
Administration charges	(22,621)	(7,154)
Contingent sales charges	(2,623)	(670)
Contract terminations	(76,253)	(17,430)
Death benefit payments	(11,194)	–
Flexible withdrawal option payments	(13,032)	(3,233)
Transfer payments to other contracts	(1,162,177)	(522,784)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	812,932	2,763,862
Total increase (decrease)	1,299,573	3,131,007

Net assets at beginning of period	3,242,642	111,635
Net assets at end of period	$ 4,542,215	$ 3,242,642

(1) Represented the operations of AIM V.I. Global Health Care Series I Division until May 24, 2010 name change.
(2) Represented the operations of AIM V.I. International Growth Series I Division until May 24, 2010 name change.
(3) Represented the operations of AIM V.I. Small Cap Equity Series I Division until May 24, 2010 name change.
(4) Represented the operations of AIM V.I. Technology Series I Division until May 24, 2010 name change.

See accompanying notes.

Invesco V.I.
Small Cap		Invesco V.I.		Janus Aspen
Equity		Technology		Enterprise
Series I		Series I		Service Shares
Division (3)		Division (4)		Division
2010	2009	2010	2009	2010	2009

$ (90,255)	$(52,729)	$ (70,243)	$(58,165)	$ (158,635)	$(151,366)
(163,779)	(493,994)	169,058	(265,623)	533,965	(266,512)
1,783,127	1,327,760	669,793	2,049,011	2,130,642	4,221,108
1,529,093	781,037	768,608	1,725,223	2,505,972	3,803,230

–	–	–	–	–	–

1,529,093	781,037	768,608	1,725,223	2,505,972	3,803,230

3,095,836	2,112,745	1,232,579	2,772,736	2,686,021	2,939,018
(10,507)	(4,196)	(788)	(800)	(4,956)	(4,600)
(7,990)	(6,954)	(4,092)	(6,207)	(13,858)	(20,597)
(607,474)	(385,147)	(525,819)	(440,936)	(1,780,881)	(1,463,064)
–	(2,057)	(12,279)	(2,564)	(44,331)	(33,604)
(58,290)	(49,723)	(58,983)	(54,851)	(119,025)	(103,710)
(2,078,242)	(856,179)	(1,806,368)	(1,402,634)	(3,046,261)	(2,644,969)
–	–	–	–	–	–
333,333	808,489	(1,175,750)	864,744	(2,323,291)	(1,331,526)
1,862,426	1,589,526	(407,142)	2,589,967	182,681	2,471,704

5,661,780	4,072,254	5,387,926	2,797,959	12,455,300	9,983,596
$ 7,524,206	$5,661,780	$ 4,980,784	$5,387,926	$ 12,637,981	$12,455,300

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	LargeCap
	Blend II
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 1,577,002	$ 627,062
Total realized gains (losses) on investments	(13,547,114)	(18,529,982)
Change in net unrealized appreciation or depreciation of investments	29,104,152	53,189,814
Net gains (losses) from investments	17,134,040	35,286,894

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	17,134,040	35,286,894

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	13,666,603	15,531,306
Administration charges	(513,440)	(494,973)
Contingent sales charges	(168,175)	(160,666)
Contract terminations	(10,228,041)	(6,903,254)
Death benefit payments	(596,049)	(549,741)
Flexible withdrawal option payments	(2,175,126)	(2,070,360)
Transfer payments to other contracts	(18,994,330)	(20,208,857)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(19,008,558)	(14,856,545)
Total increase (decrease)	(1,874,518)	20,430,349

Net assets at beginning of period	159,053,183	138,622,834
Net assets at end of period	$ 157,178,665	$ 159,053,183

See accompanying notes.

LargeCap		LargeCap		LargeCap
Growth		Growth I		S&P 500 Index
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ (671,425)	$(249,736)	$ (1,337,102)	$(1,315,070)	$ 93,979	$ 2,638,665
(1,742,652)	(4,338,986)	1,092,996	(5,247,795)	(1,594,164)	(5,206,106)
11,215,610	16,423,590	18,663,714	47,815,801	12,961,305	21,526,447
8,801,533	11,834,868	18,419,608	41,252,936	11,461,120	18,959,006

–	–	–	–	–	–

8,801,533	11,834,868	18,419,608	41,252,936	11,461,120	18,959,006

7,251,506	10,816,058	11,784,858	14,510,734	13,879,610	20,108,044
(42,808)	(30,632)	(49,859)	(55,033)	(88,023)	(75,090)
(63,449)	(68,840)	(116,292)	(148,786)	(101,014)	(103,986)
(7,830,935)	(5,744,258)	(13,903,485)	(10,502,632)	(9,600,569)	(7,299,942)
(304,349)	(283,667)	(527,879)	(388,950)	(434,663)	(301,693)
(838,589)	(862,829)	(1,263,671)	(1,262,028)	(1,275,326)	(1,185,059)
(6,774,576)	(6,468,722)	(16,245,613)	(14,443,115)	(13,228,319)	(16,218,037)
–	–	–	–	–	–
(8,603,200)	(2,642,890)	(20,321,941)	(12,289,810)	(10,848,304)	(5,075,763)
198,333	9,191,978	(1,902,333)	28,963,126	612,816	13,883,243

58,964,306	49,772,328	118,872,817	89,909,691	96,031,039	82,147,796
$ 59,162,639	$58,964,306	$ 116,970,484	$118,872,817	$ 96,643,855	$ 96,031,039

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	LargeCap
	Value
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 486,594	$ 3,407,443
Total realized gains (losses) on investments	(7,684,280)	(11,114,027)
Change in net unrealized appreciation or depreciation of investments	18,508,724	20,128,881
Net gains (losses) from investments	11,311,038	12,422,297

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	11,311,038	12,422,297

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	9,204,068	11,026,669
Administration charges	(91,018)	(81,254)
Contingent sales charges	(80,753)	(96,595)
Contract terminations	(10,782,779)	(9,080,750)
Death benefit payments	(578,550)	(476,724)
Flexible withdrawal option payments	(1,450,105)	(1,492,304)
Transfer payments to other contracts	(9,169,429)	(10,343,707)
Annuity payments	–	(12,850)
Increase (decrease) in net assets from principal transactions	(12,948,566)	(10,557,515)
Total increase (decrease)	(1,637,528)	1,864,782

Net assets at beginning of period	99,153,018	97,288,236
Net assets at end of period	$ 97,515,490	$ 99,153,018

(1) Commenced operations May 18, 2009.

See accompanying notes.

		MFS® VIT		MFS® VIT
LargeCap		Utilities		Value
Value III		Service Class		Service Class
Division		Division (1)		Division (1)
2010	2009	2010	2009	2010	2009

$ 450,497	$ 2,614,336	$ 8,334	$ (1,958)	$ (1,691)	$ (1,318)
(7,283,917)	(10,525,317)	74,067	1,718	14,171	322
20,429,154	28,295,999	106,217	34,374	81,718	16,481
13,595,734	20,385,018	188,618	34,134	94,198	15,485

–	–	–	–	–	–

13,595,734	20,385,018	188,618	34,134	94,198	15,485

11,277,960	18,684,348	1,454,362	567,866	1,114,778	453,116
(457,465)	(432,107)	(51)	(14)	–	–
(137,010)	(132,166)	(1,490)	(195)	(3,630)	–
(8,260,591)	(5,630,936)	(43,320)	(5,068)	(105,523)	–
(485,794)	(662,047)	(9,885)	–	–	–
(1,825,716)	(1,674,043)	(7,586)	(860)	(14,598)	(1,110)
(15,364,407)	(15,358,813)	(554,814)	(2,363)	(93,310)	(217)
–	–	–	–	–	–
(15,253,023)	(5,205,764)	837,216	559,366	897,717	451,789
(1,657,289)	15,179,254	1,025,834	593,500	991,915	467,274

128,180,205	113,000,951	593,500	–	467,274	–
$ 126,522,916	$ 128,180,205	$ 1,619,334	$ 593,500	$ 1,459,189	$ 467,274

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	MidCap
	Blend
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 3,923,322	$ (1,023,661)
Total realized gains (losses) on investments	(2,886,295)	(2,729,529)
Change in net unrealized appreciation or depreciation of investments	69,136,060	64,122,590
Net gains (losses) from investments	70,173,087	60,369,400

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	70,173,087	60,369,400

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	137,908,371	26,474,039
Administration charges	(520,593)	(379,083)
Contingent sales charges	(302,627)	(279,436)
Contract terminations	(29,584,893)	(18,592,252)
Death benefit payments	(1,349,068)	(1,162,401)
Flexible withdrawal option payments	(3,903,130)	(3,113,784)
Transfer payments to other contracts	(38,873,256)	(29,620,513)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	63,374,804	(26,673,430)
Total increase (decrease)	133,547,891	33,695,970

Net assets at beginning of period	245,427,397	211,731,427
Net assets at end of period	$ 378,975,288	$ 245,427,397

(1) Commenced operations May 18, 2009.

See accompanying notes.

		Neuberger		Neuberger
		Berman AMT		Berman AMT
Money		Partners		Small-Cap Growth
Market		I Class		S Class
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ (1,729,480)	$(2,303,892)	$ (41,746)	$51,782	$ (41,272)	$(31,528)
–	–	(1,249,499)	(678,472)	(127,142)	(182,188)
–	–	1,843,911	2,281,197	662,737	656,221
(1,729,480)	(2,303,892)	552,666	1,654,507	494,323	442,505

–	–	–	–	–	–

(1,729,480)	(2,303,892)	552,666	1,654,507	494,323	442,505

86,669,046	140,034,568	1,308,429	1,866,255	455,558	743,271
(94,360)	(126,906)	(1,956)	(2,685)	(4,470)	(1,993)
(367,729)	(839,531)	(5,883)	(10,700)	(5,416)	(3,107)
(35,749,865)	(53,581,426)	(171,004)	(278,158)	(157,437)	(80,767)
(728,322)	(1,224,123)	(2,470)	(13,454)	(1,008)	(25,615)
(3,831,014)	(6,391,469)	(55,110)	(58,279)	(8,447)	(6,871)
(93,753,335)	(155,305,962)	(1,692,597)	(1,453,347)	(342,299)	(248,380)
–	–	–	–	–	–
(47,855,579)	(77,434,849)	(620,591)	49,632	(63,519)	376,538
(49,585,059)	(79,738,741)	(67,925)	1,704,139	430,804	819,043

164,648,786	244,387,527	5,363,788	3,659,649	2,780,445	1,961,402
$ 115,063,727	$164,648,786	$ 5,295,863	$5,363,788	$ 3,211,249	$2,780,445

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Neuberger
	Berman AMT
	Socially
	Responsive
	I Class
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (78,264)	$ 39,387
Total realized gains (losses) on investments	(167,982)	(486,365)
Change in net unrealized appreciation or depreciation of investments	1,421,819	1,485,733
Net gains (losses) from investments	1,175,573	1,038,755

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	1,175,573	1,038,755

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,210,736	2,069,639
Administration charges	(31,739)	(22,192)
Contingent sales charges	(4,547)	(2,931)
Contract terminations	(132,176)	(76,199)
Death benefit payments	–	(12,311)
Flexible withdrawal option payments	(71,618)	(53,576)
Transfer payments to other contracts	(1,110,916)	(1,171,851)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(140,260)	730,579
Total increase (decrease)	1,035,313	1,769,334

Net assets at beginning of period	5,324,126	3,554,792
Net assets at end of period	$ 6,359,439	$ 5,324,126

(1) Commenced operations May 18, 2009.
(2) Commenced operations January 4, 2010.

See accompanying notes.

PIMCO		PIMCO	PIMCO
All Asset		High Yield	Total Return
Administrative		Administrative	Administrative
Class		Class	Class
Division (1)		Division (2)	Division (1)
2010	2009	2010	2010	2009

$ 107,337	$ 21,818	$ 225,364	$ 127,743	$ 23,995
40,454	383	22,452	581,708	115,495
(18,155)	(4,995)	154,234	(118,884)	(94,655)
129,636	17,206	402,050	590,567	44,835

–	–	–	–	–

129,636	17,206	402,050	590,567	44,835

3,247,556	526,311	9,461,212	16,246,914	4,352,008
–	–	(120)	(2,085)	(431)
(5,528)	(21)	(2,526)	(21,929)	(943)
(160,710)	(549)	(73,434)	(637,462)	(24,524)
–	–	–	–	–
(12,414)	(2,012)	(63,468)	(87,070)	(7,406)
(723,485)	(22,427)	(1,671,229)	(3,752,767)	(90,624)
–	–	–	–	–
2,345,419	501,302	7,650,435	11,745,601	4,228,080
2,475,055	518,508	8,052,485	12,336,168	4,272,915

518,508	–	–	4,272,915	–
$ 2,993,563	$ 518,508	$ 8,052,485	$ 16,609,083	$ 4,272,915

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Principal
	Capital
	Appreciation
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 24,228	$ 9,333
Total realized gains (losses) on investments	15,974	(229,646)
Change in net unrealized appreciation or depreciation of investments	811,449	1,068,023
Net gains (losses) from investments	851,651	847,710

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	851,651	847,710

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	3,157,804	2,422,377
Administration charges	(858)	(753)
Contingent sales charges	(8,347)	(10,329)
Contract terminations	(246,490)	(268,506)
Death benefit payments	–	(100)
Flexible withdrawal option payments	(26,256)	(12,075)
Transfer payments to other contracts	(931,611)	(388,291)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	1,944,242	1,742,323
Total increase (decrease)	2,795,893	2,590,033

Net assets at beginning of period	4,670,335	2,080,302
Net assets at end of period	$ 7,466,228	$ 4,670,335

(1) Commenced operations May 18, 2009.

See accompanying notes.

Principal
LifeTime		Principal		Principal
Strategic		LifeTime		LifeTime
Income		2010		2020
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ 805,291	$707,519	$ 1,167,031	$957,606	$ 4,074,038	$2,805,156
(455,593)	(961,835)	(759,757)	(2,170,048)	(3,236,673)	(6,294,996)
1,786,753	3,352,920	4,249,324	8,075,389	20,442,319	35,355,976
2,136,451	3,098,604	4,656,598	6,862,947	21,279,684	31,866,136

–	–	–	–	–	–

2,136,451	3,098,604	4,656,598	6,862,947	21,279,684	31,866,136

4,474,233	7,079,955	2,567,643	6,483,192	9,908,242	25,585,481
(88,223)	(74,647)	(197,749)	(176,812)	(1,087,442)	(976,324)
(30,608)	(37,285)	(33,120)	(41,009)	(162,896)	(127,952)
(1,007,706)	(1,369,806)	(1,221,518)	(1,276,749)	(5,377,594)	(3,745,649)
(47,121)	(56,790)	(41,596)	(138,742)	(69,931)	(126,371)
(796,060)	(679,028)	(776,295)	(602,008)	(2,035,658)	(1,574,066)
(1,776,834)	(2,991,096)	(1,728,939)	(3,426,459)	(6,729,623)	(9,905,324)
–	–	–	–	–	–
727,681	1,871,303	(1,431,574)	821,413	(5,554,902)	9,129,795
2,864,132	4,969,907	3,225,024	7,684,360	15,724,782	40,995,931

21,415,422	16,445,515	37,829,730	30,145,370	160,531,441	119,535,510
$ 24,279,554	$21,415,422	$ 41,054,754	$37,829,730	$ 176,256,223	$160,531,441

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Principal
	LifeTime
	2030
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 538,996	$ 153,699
Total realized gains (losses) on investments	(671,448)	(1,423,054)
Change in net unrealized appreciation or depreciation of investments	7,680,659	9,452,110
Net gains (losses) from investments	7,548,207	8,182,755

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	7,548,207	8,182,755

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	9,586,592	28,666,861
Administration charges	(308,795)	(131,539)
Contingent sales charges	(52,401)	(31,211)
Contract terminations	(1,732,840)	(1,083,295)
Death benefit payments	(288,089)	(236,074)
Flexible withdrawal option payments	(301,447)	(135,640)
Transfer payments to other contracts	(2,677,074)	(2,974,993)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	4,225,946	24,074,109
Total increase (decrease)	11,774,153	32,256,864

Net assets at beginning of period	51,252,035	18,995,171
Net assets at end of period	$ 63,026,188	$ 51,252,035

See accompanying notes.

Principal		Principal
LifeTime		LifeTime		Real Estate
2040		2050		Securities
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ 79,228	$ 95,589	$ 38,758	$ 39,632	$ 1,157,863	$1,626,108
(226,962)	(807,702)	(178,133)	(374,623)	(5,161,508)	(9,695,036)
1,432,053	2,436,867	885,658	1,361,523	19,836,091	23,372,325
1,284,319	1,724,754	746,283	1,026,532	15,832,446	15,303,397

–	–	–	–	–	–

1,284,319	1,724,754	746,283	1,026,532	15,832,446	15,303,397

2,263,592	776,432	957,796	825,814	14,149,521	10,938,745
(5,625)	(6,005)	(4,071)	(4,062)	(36,482)	(23,572)
(13,978)	(19,433)	(16,913)	(10,620)	(80,722)	(85,282)
(458,866)	(569,704)	(538,020)	(301,320)	(8,365,048)	(5,056,623)
(7,889)	(7,779)	(11,877)	(16,907)	(214,808)	(233,554)
(34,805)	(37,684)	(13,389)	(7,062)	(842,153)	(769,249)
(370,490)	(815,493)	(308,448)	(350,586)	(16,962,039)	(11,856,556)
–	–	–	–	–	–
1,371,939	(679,666)	65,078	135,257	(12,351,731)	(7,086,091)
2,656,258	1,045,088	811,361	1,161,789	3,480,715	8,217,306

8,166,861	7,121,773	5,018,211	3,856,422	72,273,908	64,056,602
$ 10,823,119	$ 8,166,861	$ 5,829,572	$ 5,018,211	$ 75,754,623	$72,273,908

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	SAM
	Balanced
	Portfolio
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 14,217,125	$ 9,286,184
Total realized gains (losses) on investments	(5,504,356)	8,364,614
Change in net unrealized appreciation or depreciation of investments	63,623,656	70,590,554
Net gains (losses) from investments	72,336,425	88,241,352

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	72,336,425	88,241,352

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	105,433,533	300,122,353
Administration charges	(4,193,350)	(2,566,950)
Contingent sales charges	(605,894)	(316,041)
Contract terminations	(22,919,907)	(10,193,525)
Death benefit payments	(2,466,521)	(989,664)
Flexible withdrawal option payments	(6,491,146)	(3,735,981)
Transfer payments to other contracts	(34,379,465)	(22,535,030)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	34,377,250	259,785,162
Total increase (decrease)	106,713,675	348,026,514

Net assets at beginning of period	577,353,403	229,326,889
Net assets at end of period	$ 684,067,078	$ 577,353,403

See accompanying notes.

SAM		SAM		SAM
Conservative		Conservative		Flexible
Balanced		Growth		Income
Portfolio		Portfolio		Portfolio
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ 4,391,541	$1,776,281	$ 797,094	$1,159,295	$ 5,717,476	$ 3,054,285
(4,727)	(499,621)	(2,452,442)	(571,701)	213,477	(1,515,430)
10,201,352	18,357,269	7,763,703	7,205,836	6,898,055	15,170,884
14,588,166	19,633,929	6,108,355	7,793,430	12,829,008	16,709,739

–	–	–	–	–	–

14,588,166	19,633,929	6,108,355	7,793,430	12,829,008	16,709,739

37,006,244	79,447,152	18,558,887	19,074,680	48,817,423	79,992,452
(764,225)	(526,866)	(12,646)	(10,488)	(631,403)	(424,123)
(263,131)	(70,890)	(45,962)	(51,719)	(182,162)	(103,063)
(10,891,423)	(2,830,493)	(2,398,833)	(1,684,947)	(9,949,963)	(4,188,488)
(1,294,773)	(708,418)	(69,613)	(56,840)	(1,027,852)	(308,853)
(2,128,515)	(1,547,890)	(317,659)	(197,284)	(2,799,113)	(1,977,476)
(16,681,359)	(14,892,253)	(8,274,489)	(5,754,212)	(18,100,938)	(27,390,453)
–	–	–	–	–	–
4,982,818	58,870,342	7,439,685	11,319,190	16,125,992	45,599,996
19,570,984	78,504,271	13,548,040	19,112,620	28,955,000	62,309,735

138,648,563	60,144,292	41,606,215	22,493,595	128,679,626	66,369,891
$ 158,219,547	$138,648,563	$ 55,154,255	$41,606,215	$ 157,634,626	$ 128,679,626

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	SAM
	Strategic
	Growth
	Portfolio
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 361,862	$ 534,685
Total realized gains (losses) on investments	(1,635,575)	(1,869,905)
Change in net unrealized appreciation or depreciation of investments	5,934,583	7,394,328
Net gains (losses) from investments	4,660,870	6,059,108

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	4,660,870	6,059,108

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	11,294,806	12,997,019
Administration charges	(9,853)	(8,327)
Contingent sales charges	(29,628)	(30,904)
Contract terminations	(1,432,845)	(1,030,461)
Death benefit payments	(22,366)	(162,037)
Flexible withdrawal option payments	(194,346)	(154,185)
Transfer payments to other contracts	(5,795,059)	(3,839,826)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	3,810,709	7,771,279
Total increase (decrease)	8,471,579	13,830,387

Net assets at beginning of period	30,168,999	16,338,612
Net assets at end of period	$ 38,640,578	$ 30,168,999

See accompanying notes.

Short-Term		SmallCap		SmallCap
Income		Blend		Growth II
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ 1,565,188	$ 732,443	$ (276,862)	$(187,424)	$ (379,812)	$(334,253)
796,722	36,022	(1,287,973)	(3,234,069)	(1,702,840)	(2,980,114)
(808,306)	(27,169)	8,337,628	8,913,069	8,475,160	9,861,828
1,553,604	741,296	6,772,793	5,491,576	6,392,508	6,547,461

–	–	–	–	–	–

1,553,604	741,296	6,772,793	5,491,576	6,392,508	6,547,461

183,643,483	27,914,538	4,255,523	3,891,119	4,265,934	3,973,681
(419,629)	(41,399)	(6,109)	(5,822)	(4,281)	(4,289)
(137,473)	(14,072)	(30,986)	(40,202)	(30,774)	(33,592)
(8,429,971)	(777,339)	(4,078,772)	(3,040,478)	(3,151,206)	(2,248,330)
(511,778)	(25,848)	(189,643)	(101,640)	(88,360)	(156,453)
(2,307,768)	(171,549)	(464,462)	(481,547)	(275,807)	(257,904)
(35,083,408)	(4,335,776)	(4,774,757)	(4,385,188)	(4,061,503)	(3,200,018)
–	–	–	–	–	–
136,753,456	22,548,555	(5,289,206)	(4,163,758)	(3,345,997)	(1,926,905)
138,307,060	23,289,851	1,483,587	1,327,818	3,046,511	4,620,556

23,551,170	261,319	33,828,969	32,501,151	28,675,186	24,054,630
$ 161,858,230	$ 23,551,170	$ 35,312,556	$33,828,969	$ 31,721,697	$28,675,186

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	SmallCap
	Value I
	Division
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (447,870)	$ 624,402
Total realized gains (losses) on investments	(4,331,528)	(7,979,980)
Change in net unrealized appreciation or depreciation of investments	22,956,837	17,927,225
Net gains (losses) from investments	18,177,439	10,571,647

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	18,177,439	10,571,647

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	10,555,133	14,066,914
Administration charges	(239,766)	(225,382)
Contingent sales charges	(90,296)	(92,958)
Contract terminations	(6,737,765)	(4,955,267)
Death benefit payments	(332,649)	(290,611)
Flexible withdrawal option payments	(1,045,657)	(972,043)
Transfer payments to other contracts	(14,220,207)	(12,096,755)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(12,111,207)	(4,566,102)
Total increase (decrease)	6,066,232	6,005,545

Net assets at beginning of period	80,631,904	74,626,359
Net assets at end of period	$ 86,698,136	$ 80,631,904

See accompanying notes.

T. Rowe Price		T. Rowe Price		Templeton
Blue Chip		Health		Growth Securities
Growth II		Sciences II		Class 2
Division		Division		Division
2010	2009	2010	2009	2010	2009

$ (77,481)	$(36,101)	$ (75,034)	$ (57,301)	$ 6,421	$25,874
(2,990)	(113,736)	53,728	(215,091)	(57,415)	(126,785)
989,068	1,079,077	775,129	1,376,826	115,557	399,572
908,597	929,240	753,823	1,104,434	64,563	298,661

–	–	–	–	–	–

908,597	929,240	753,823	1,104,434	64,563	298,661

2,224,032	4,043,942	1,757,262	1,763,044	31,844	66,181
(26,186)	(10,208)	(17,383)	(15,729)	–	–
(5,884)	(3,884)	(5,727)	(5,252)	(1,184)	(566)
(171,052)	(100,966)	(166,476)	(136,520)	(139,212)	(101,160)
(9,282)	(3,440)	(505)	(1,801)	(15,881)	(1,386)
(69,273)	(19,803)	(56,228)	(59,291)	(13,131)	(13,106)
(1,148,604)	(1,111,322)	(704,582)	(1,516,653)	(42,253)	(91,497)
–	–	–	–	–	–
793,751	2,794,319	806,361	27,798	(179,817)	(141,534)
1,702,348	3,723,559	1,560,184	1,132,232	(115,254)	157,127

5,001,145	1,277,586	4,868,700	3,736,468	1,315,317	1,158,190
$ 6,703,493	$5,001,145	$ 6,428,884	$ 4,868,700	$ 1,200,063	$1,315,317

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009, Except as Noted

	Van Eck
	VIP Global
	Hard Assets
	Class
	Division (1)
	2010	2009
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (30,614)	$ (3,425)
Total realized gains (losses) on investments	34,719	19,535
Change in net unrealized appreciation or depreciation of investments	889,614	26,030
Net gains (losses) from investments	893,719	42,140

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	893,719	42,140

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	3,976,972	1,205,728
Administration charges	(439)	(89)
Contingent sales charges	(2,827)	(478)
Contract terminations	(153,910)	(12,430)
Death benefit payments	–	–
Flexible withdrawal option payments	(10,896)	–
Transfer payments to other contracts	(386,943)	(153,406)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	3,421,957	1,039,325
Total increase (decrease)	4,315,676	1,081,465

Net assets at beginning of period	1,081,465	–
Net assets at end of period	$ 5,397,141	$ 1,081,465

(1) Represented the operations of Van Eck Worldwide Hard Assets Service Class Division until May 24, 2010 name change.

See accompanying notes.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2010

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate
Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2010, contractholder investment options include the following open-
end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1 (1)
Asset Allocation Account
Balanced Account
Bond & Mortgage Securities Account
Diversified International Account
Equity Income Account (3)
Government & High Quality Bond Account (6,10)
International Emerging Markets Account
LargeCap Blend Account II
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
LargeCap Value Account III
MidCap Blend Account
Money Market Account
Principal Capital Appreciation Account (4)
Principal LifeTime Strategic Income Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Real Estate Securities Account
Short-Term Income Account (6)
SmallCap Blend Account
SmallCap Growth Account II
SmallCap Value Account I
Strategic Asset Management Balanced Portfolio (4)
Strategic Asset Management Conservative Balanced Portfolio (4)
Strategic Asset Management Conservative Growth Portfolio (4)
Strategic Asset Management Flexible Income Portfolio (4)
Strategic Asset Management Strategic Growth Portfolio (4)
Principal Variable Contracts Funds, Inc. – Class 2 (1)
Diversified Balanced Account (8)
Diversified Growth Account (8)

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

AllianceBernstein Variable Product Series Fund, Inc:
Small Cap Growth Portfolio – Class A
American Century Investments®:
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II (9)
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
VP VistaSM Fund – Class I
Dreyfus Investment Portfolios:
Technology Growth Portfolio – Service Shares
Fidelity Variable Insurance Products Fund:
Contrafund Portfolio – Service Class
Contrafund Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Small Cap Value Securities Fund – Class 2 (8)
Templeton Growth Securities Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Structured Small Cap Equity Fund – Institutional Shares
Invesco Variable Insurance Fund:
Basic Value Fund – Series I Shares (11)
Capital Appreciation Fund – Series I Shares (2,12)
Core Equity Fund – Series I Shares (13)
Dynamics Fund – Series I Shares (14)
Global Health Care Fund – Series I Shares (15)
International Growth Fund – Series I Shares (5,16)
Small Cap Equity Fund – Series I Shares (17)
Technology Fund – Series I Shares (18)
Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio – Service Shares
MFS® Variable Insurance Trust:
Utilities Series – S Class (7)
Value Series – S Class (7)
Neuberger Berman Advisors Management Trust:
Partners Portfolio – I Class Shares
Small-Cap Growth Portfolio – S Class Shares
Socially Responsive Portfolio – I Class Shares
PIMCO Variable Insurance Trust:
All Asset Portfolio Administrative Class (7)
High Yield Portfolio Administrative Class (8)
Total Return Portfolio Administrative Class (7)
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
Van Eck VIP Trust:
Global Hard Assets Fund – S Class (7,19)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

(1) Organized by Principal Life Insurance Company.
(2) Commenced operations April 28, 2006.
(3) Commenced operations January 5, 2007.
(4) Commenced operations May 1, 2007.
(5) Commenced operations May 19, 2008.
(6) Commenced operations November 24, 2008.
(7) Commenced operations May 18, 2009.
(8) Commenced operations January 4, 2010.
(9) Commenced operations May 24, 2010.
(10) Represented the operations of Mortgage Securities Account until July 16, 2010 name change.
(11) Represented the operations of AIM V.I. Basic Value Fund Series I until May 24, 2010 name change.
(12) Represented the operations of AIM V.I. Capital Appreciation Fund Series I until May 24, 2010 name change.
(13) Represented the operations of AIM V.I. Core Equity Fund Series I until May 24, 2010 name change.
(14) Represented the operations of AIM V.I. Dynamics Fund Series I until May 24, 2010 name change.
(15) Represented the operations of AIM V.I. Global Health Care Fund Series I until May 24, 2010 name change.
(16) Represented the operations of AIM V.I. International Growth Fund Series I until May 24, 2010 name change.
(17) Represented the operations of AIM V.I. Small Cap Equity Fund Series I until May 24, 2010 name change.
(18) Represented the operations of AIM V.I. Technology Fund Series I until May 24, 2010 name change.
(19) Represented the operations of Van Eck Worldwide Hard Assets Service Class until May 24, 2010 name change.

Commencement of operations date is the date that the division became available to contractholders.

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension
Builder Plus; Pension Builder Plus – Rollover IRA; Personal Variable; Premier Variable; Principal
Freedom Variable Annuity; Principal Freedom Variable Annuity 2; The Principal Variable
Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal
Investment Plus Variable Annuity, and Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider. Principal Life no longer accepts contributions for Bankers Flexible
Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 31, 2010.
Net realized gains and losses on sales of investments are determined on the basis of the FIFO method. Dividends are taken into income on an accrual basis as of the ex-dividend date.
Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

• Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
• Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
• Level 3 – Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal Life may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to Separate Account B. Principal Life will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to Separate Account B within a reasonable time of receiving a tax benefit. The amounts presented as payment from affiliate on the Statement of Operations and the Statement of Changes in Net Assets reflect compensation for subsequently claimed refunds.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal
Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.0% for a Rollover
Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7.0% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of
$275 depending upon a participant’s investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the Contractholders, in their sole discretion, a customized Plan-level service package and charges. An annual administration charge of
$34 (increased to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the Contractholders, in their sole discretion, a customized Plan-level service package and charges. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the
Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

Principal Freedom Variable Annuity – Mortality and expenses risk assumed by Principal
Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.
This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expenses risk assumed by Principal
Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. A surrender charge up to 3.0% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to
6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived.
The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by
Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.0% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2.0% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to
0.15% of the asset value of each Division. This fee is currently being waived. The product also contains an optional premium payment credit rider, which charges an

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.0% from withdrawals made during the first eight years.

During the year ended December 31, 2010, management fees were paid indirectly to Principal
Management Corporation (wholly owned by Principal Financial Services, Inc. ), an affiliate of
Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment
advisory and management fees are computed on an annual rate of 0.25% of the average daily net assets of the LargeCap S&P 500 Index Account and 0.03% of each of the Principal LifeTime
Accounts’ average daily net assets. Prior to July 1, 2009, the annual rate paid by each Principal
LifeTime Account was 0.1225% of the average daily net assets up to $3 billion and 0.1125% of the average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other Accounts are as shown in the following tables.

		Net Assets of Accounts (in millions)

					Over
	First $100	Next $100	Next $100	Next $100	$400
Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

				Net Assets of Accounts (in millions)
							Over
			First $250	Next $250	Next $250	Next $250	$1000
Diversified International Account			0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account			1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II			0.75	0.70	0.65	0.60	0.55
LargeCap Value Account			0.60	0.55	0.50	0.45	0.40
LargeCap Value Account III			0.75	0.70	0.65	0.60	0.55

	Net Assets of Accounts				Net Assets of Accounts
		(in millions)			(in millions)
	First	Next	Over			First	Over
	$200	$300	$500			$500	$500
Short-Term				Principal Capital
Income Account	0.50%	0.45%	0.40%	Appreciation Account		0.625%	0.50%

			Net Assets of Accounts (in millions)
				Next $1	Next $1	Over $3
		First $500	Next $500	billion	billion	billion
LargeCap Growth Account		0.68%	0.63%	0.61%	0.56%	0.51%

Net Assets of Accounts
	First $2	Over $2
	billion	billion				Overall Fee
Equity Income	0.50%	0.45%				0.25%
Account			LargeCap S&P 500 Index Account
Government & High
Quality Bond Account	0.50	0.45

		All Assets
Diversified Balanced
Account		.05%
Diversified Growth Account		.05%

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of
Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2010:

Division:	Purchases	Sales

AllianceBernstein Small Cap Growth Class A Division:	$ 1,744,627	$ 704,390
Principal Investment Plus Variable Annuity	$ 1,360,391	$ 663,994
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	384,236	40,396

American Century VP Income & Growth Class I Division:	$ 2,739,657	$ 5,504,994
Principal Freedom Variable Annuity	188,877	610,283
Principal Freedom Variable Annuity 2	1,907	28,458
The Principal Variable Annuity	2,353,299	2,724,032
The Principal Variable Annuity with Purchase Payment
Credit Rider	195,574	2,142,221

American Century VP Inflation Protection Class II Division:	19,182,161	16,912,433
Principal Investment Plus Variable Annuity	15,350,539	13,235,186
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	3,831,622	3,677,247

American Century VP Mid Cap Value Class II Division:	700,695	72,956
The Principal Variable Annuity	329,328	7,979
The Principal Variable Annuity with Purchase Payment
Credit Rider	48,346	7,061
Principal Investment Plus Variable Annuity	243,931	57,592
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	79,090	324

American Century VP Ultra® Class I Division:	1,176,575	2,023,488
The Principal Variable Annuity	1,073,625	1,141,414
The Principal Variable Annuity with Purchase Payment
Credit Rider	102,950	882,074

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

American Century VP Ultra® Class II Division:	6,004,248	12,171,707
Principal Investment Plus Variable Annuity	$ 4,627,228	$ 9,112,959
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,377,020	3,058,748

American Century VP Value Class II Division:	$ 2,854,312	$ 6,102,336
The Principal Variable Annuity	2,144,169	3,693,139
The Principal Variable Annuity with Purchase Payment
Credit Rider	710,143	2,409,197

American Century VP VistaSM Class I Division:	616,017	348,750
Principal Investment Plus Variable Annuity	581,104	300,009
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	34,913	48,741

Asset Allocation Division:	6,154,698	12,692,485
Premier Variable	30,381	57,564
The Principal Variable Annuity	3,292,654	8,048,121
The Principal Variable Annuity with Purchase Payment
Credit Rider	493,743	2,122,253
Principal Investment Plus Variable Annuity	1,776,715	1,728,548
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	561,205	735,999

Balanced Division:	4,960,949	10,549,887
Personal Variable	77,843	311,177
Premier Variable	471,359	602,464
The Principal Variable Annuity	3,926,011	6,443,708
The Principal Variable Annuity with Purchase Payment
Credit Rider	485,736	3,192,538

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Bond & Mortgage Securities Division:	57,961,653	70,268,779
Personal Variable	$ 81,102	$ 124,574
Premier Variable	1,018,377	1,715,870
Principal Freedom Variable Annuity	835,916	1,549,407
Principal Freedom Variable Annuity 2	245,841	220,932
The Principal Variable Annuity	24,878,495	28,211,444
The Principal Variable Annuity with Purchase Payment
Credit Rider	4,106,887	15,722,414
Principal Investment Plus Variable Annuity	21,153,779	17,149,589
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	5,641,256	5,574,549

Principal Capital Appreciation Division:	$ 3,390,841	$ 1,294,545
Principal Freedom Variable Annuity 2	12,064	5,273
Principal Investment Plus Variable Annuity	2,577,186	907,645
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	801,591	381,627

Diversified Balanced Division:	167,126,980	7,667,323
Principal Investment Plus Variable Annuity	156,621,500	7,501,515
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	10,505,480	165,808

Diversified Growth Division:	308,672,441	8,253,438
Principal Investment Plus Variable Annuity	288,247,170	7,544,031
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	20,425,271	709,407

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Diversified International Division:	87,504,238	55,951,599
Personal Variable	$ 87,994	$ 103,472
Premier Variable	758,587	1,240,851
Principal Freedom Variable Annuity	292,624	1,109,534
Principal Freedom Variable Annuity 2	214,991	227,558
The Principal Variable Annuity	48,509,048	29,175,720
The Principal Variable Annuity with Purchase Payment
Credit Rider	11,852,608	13,375,244
Principal Investment Plus Variable Annuity	18,668,431	8,578,332
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	7,119,955	2,140,888

Dreyfus IP Technology Growth Service Shares Division:	2,145,709	1,418,136
Principal Investment Plus Variable Annuity	1,952,178	1,204,771
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	193,531	213,365

Equity Income Division:	21,689,441	30,369,644
Premier Variable	25,037	18,029
The Principal Variable Annuity	5,966,810	6,688,118
The Principal Variable Annuity with Purchase Payment
Credit Rider	944,437	2,630,520
Principal Investment Plus Variable Annuity	12,200,476	16,470,134
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	2,552,681	4,562,843

Fidelity VIP Equity-Income Service Class 2 Division:	$ 5,892,064	$11,496,118
The Principal Variable Annuity	3,654,310	6,480,931
The Principal Variable Annuity with Purchase Payment
Credit Rider	915,188	3,751,185
Principal Investment Plus Variable Annuity	1,055,798	1,012,349
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	266,768	251,653

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales
	0
Fidelity VIP Growth Service Class Division:	2,409,769	5,177,363
The Principal Variable Annuity	$ 2,205,990	$ 3,366,690
The Principal Variable Annuity with Purchase Payment
Credit Rider	203,779	1,810,673

Fidelity VIP Growth Service Class 2 Division:	1,458,897	1,326,974
Principal Investment Plus Variable Annuity	1,329,764	858,699
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	129,133	468,275

Fidelity VIP Overseas Service Class 2 Division:	7,377,799	10,533,588
Principal Investment Plus Variable Annuity	5,678,586	7,805,489
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,699,213	2,728,099

Fidelity VIP II Contrafund Service Class Division:	9,305,619	20,876,787
The Principal Variable Annuity	7,969,677	13,520,497
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,335,942	7,356,290

Fidelity VIP Contrafund Service Class 2 Division:	9,279,052	9,224,640
Principal Investment Plus Variable Annuity	7,785,582	7,514,442
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,493,470	1,710,198

Fidelity VIP Mid Cap Service Class 2 Division:	5,013,574	2,180,014
Principal Investment Plus Variable Annuity	4,378,712	1,701,841
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	634,862	478,173

Franklin Small Cap Value Securities Class 2 Division:	471,851	87,476
Principal Investment Plus Variable Annuity	377,913	82,889
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	93,938	4,587

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Goldman Sachs VIT Mid Cap Value Institutional Class
Division:	2,132,830	4,124,771
Principal Investment Plus Variable Annuity	$ 1,949,748	$ 3,298,793
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	183,082	825,978

Goldman Sachs VIT Structured Small Cap Equity Institutional
Class Division:	$ 1,616,344	$ 1,297,388
Principal Investment Plus Variable Annuity	1,503,411	1,122,748
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	112,933	174,640

Government & High Quality Bond Division:	248,250,225	39,500,083
Pension Builder Plus	150,713	20,491
Pension Builder Plus - Rollover IRA	30,863	141
Personal Variable	257,645	127,624
Premier Variable	4,720,137	1,218,717
Principal Freedom Variable Annuity	4,111,451	441,626
Principal Freedom Variable Annuity 2	474,277	164,143
The Principal Variable Annuity	137,748,944	19,119,350
The Principal Variable Annuity with Purchase Payment
Credit Rider	30,964,398	9,887,256
Principal Investment Plus Variable Annuity	55,709,099	6,741,757
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	14,082,698	1,778,978

International Emerging Markets Division:	21,640,982	32,340,015
Premier Variable	242,271	227,597
The Principal Variable Annuity	10,170,655	13,938,359
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,658,943	8,412,559
Principal Investment Plus Variable Annuity	8,019,391	7,304,673
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,549,722	2,456,827

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Invesco V.I. Basic Value Series I Division:	1,347,326	888,458
Principal Investment Plus Variable Annuity	$ 1,145,016	$ 710,739
Principal Investment Plus Variable Annuity With Purchase
Rider	202,310	177,719

Invesco V.I. Capital Appreciation Series I Division:	644,641	1,592,386
The Principal Variable Annuity	592,315	1,334,353
The Principal Variable Annuity with Purchase Payment
Credit Rider	52,326	258,033

Invesco V.I. Core Equity Series I Division:	4,219,145	10,222,070
The Principal Variable Annuity	3,913,935	6,819,990
The Principal Variable Annuity with Purchase Payment
Credit Rider	305,210	3,402,080

Invesco V.I. Dynamics Series I Division:	767,960	995,713
The Principal Variable Annuity	623,632	508,862
The Principal Variable Annuity with Purchase Payment
Credit Rider	144,328	486,851

Invesco V.I. Global Health Care Series I Division:	$ 1,458,804	$ 3,137,438
The Principal Variable Annuity	1,276,840	1,771,299
The Principal Variable Annuity with Purchase Payment
Credit Rider	181,964	1,366,139

Invesco V.I. International Growth Series I Division:	2,196,086	1,338,220
Principal Investment Plus Variable Annuity	1,980,600	1,249,570
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	215,486	88,650

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Invesco V.I. Small Cap Equity Series I Division:	3,095,836	2,852,758
The Principal Variable Annuity	$ 1,013,861	$ 990,101
The Principal Variable Annuity with Purchase Payment
Credit Rider	208,690	364,436
Principal Investment Plus Variable Annuity	1,719,348	1,325,293
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	153,937	172,928

Invesco V.I. Technology Series I Division:	1,232,579	2,478,572
The Principal Variable Annuity	1,030,711	1,648,069
The Principal Variable Annuity with Purchase Payment
Credit Rider	201,868	830,503

Janus Aspen Enterprise Service Shares Division:	2,686,021	5,167,947
The Principal Variable Annuity	2,513,933	3,337,908
The Principal Variable Annuity with Purchase Payment
Credit Rider	172,088	1,830,039

LargeCap Blend II Division:	17,405,285	34,836,841
The Principal Variable Annuity	5,988,410	11,146,633
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,350,459	6,341,206
Principal Investment Plus Variable Annuity	7,746,738	13,353,361
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	2,319,678	3,995,641

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

LargeCap Growth Division:	7,286,795	16,561,420
Personal Variable	$ 511,156	$ 608,741
Premier Variable	576,682	1,326,804
The Principal Variable Annuity	2,921,871	9,196,319
The Principal Variable Annuity with Purchase Payment
Credit Rider	408,453	2,098,629
Principal Investment Plus Variable Annuity	2,162,407	2,721,691
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	706,226	609,236

LargeCap Growth I Division:	$11,931,203	$33,590,246
Premier Variable	41,156	261,741
Principal Freedom Variable Annuity	115,480	266,649
Principal Freedom Variable Annuity 2	3,336	14,962
The Principal Variable Annuity	8,383,081	21,749,477
The Principal Variable Annuity with Purchase Payment
Credit Rider	817,392	7,586,459
Principal Investment Plus Variable Annuity	2,161,511	2,985,456
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	409,247	725,502

LargeCap S&P 500 Index Division:	15,200,774	25,955,099
Premier Variable	109,515	656,609
Principal Freedom Variable Annuity	360,396	1,536,322
Principal Freedom Variable Annuity 2	313,319	403,900
The Principal Variable Annuity	7,380,372	10,811,155
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,341,556	7,157,779
Principal Investment Plus Variable Annuity	4,967,960	4,528,202
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	727,656	861,132

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

LargeCap Value Division:	10,873,998	23,335,970
Bankers Flexible Annuity	$ 19,672	$ 77,975
Pension Builder Plus	27,771	145,873
Pension Builder Plus - Rollover IRA	3,732	26,723
Personal Variable	74,769	247,207
Premier Variable	713,644	1,566,412
Principal Freedom Variable Annuity	149,488	612,349
Principal Freedom Variable Annuity 2	39,464	59,088
The Principal Variable Annuity	6,591,604	13,040,154
The Principal Variable Annuity with Purchase Payment
Credit Rider	537,103	4,935,203
Principal Investment Plus Variable Annuity	2,070,411	1,932,059
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	646,340	692,927

LargeCap Value III Division:	13,468,238	28,270,764
The Principal Variable Annuity	4,280,036	8,771,703
The Principal Variable Annuity with Purchase Payment
Credit Rider	803,998	4,480,686
Principal Investment Plus Variable Annuity	6,201,906	11,134,218
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	2,182,298	3,884,157

MFS® VIT Utilities Service Class Division:	$ 1,478,711	$ 633,161
Principal Investment Plus Variable Annuity	1,304,968	614,729
Principal Investment Plus Variable Annuity With Purchase
Rider	173,743	18,432

MFS® VIT Value Service Class Division:	1,123,731	227,705
Principal Investment Plus Variable Annuity	1,078,666	220,168
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	45,065	7,537

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

MidCap Blend Division:	145,788,804	78,490,678
Personal Variable	$ 112,868	$ 257,411
Premier Variable	997,525	1,800,693
Principal Freedom Variable Annuity	5,379,658	1,102,385
Principal Freedom Variable Annuity 2	557,093	189,432
The Principal Variable Annuity	63,225,787	39,626,397
The Principal Variable Annuity with Purchase Payment
Credit Rider	19,042,489	16,883,604
Principal Investment Plus Variable Annuity	43,399,293	14,077,924
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	13,074,091	4,552,832

Money Market Division:	86,669,092	136,254,151
Pension Builder Plus	1	19,840
Pension Builder Plus - Rollover IRA	2	7,566
Personal Variable	538,911	619,455
Premier Variable	2,607,340	4,204,613
Principal Freedom Variable Annuity	1,073,721	1,795,231
Principal Freedom Variable Annuity 2	213,445	789,900
The Principal Variable Annuity	28,945,280	57,501,559
The Principal Variable Annuity with Purchase Payment
Credit Rider	4,730,340	13,620,969
Principal Investment Plus Variable Annuity	38,025,930	45,176,411
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	10,534,122	12,518,607

Neuberger Berman AMT Partners I Class Division:	1,341,442	2,003,779
Principal Investment Plus Variable Annuity	1,206,553	1,806,485
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	134,889	197,294

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

	Division:	Purchases	Sales

	Neuberger Berman AMT Small-Cap Growth S Class Division:	455,558	560,349
	Principal Investment Plus Variable Annuity	$ 376,798	$ 390,156
	Principal Investment Plus Variable Annuity with Premium
	Payment Credit Rider	78,760	170,193

	Neuberger Berman AMT Socially Responsive I Class
	Division:	$ 1,212,950	$ 1,431,474
	Principal Investment Plus Variable Annuity	961,640	1,210,127
	Principal Investment Plus Variable Annuity with Premium
	Payment Credit Rider	251,310	221,347

PIMCO All Asset Administrative Class Division:		3,372,784	920,028
	Principal Investment Plus Variable Annuity	2,372,373	844,639
	Principal Investment Plus Variable Annuity with Premium
	Payment Credit Rider	1,000,411	75,389

	PIMCO High Yield Administrative Class Division:	9,744,829	1,869,030
	Principal Investment Plus Variable Annuity	6,806,553	1,420,892
	Principal Investment Plus Variable Annuity with Premium
	Payment Credit Rider	2,938,276	448,138

	PIMCO Total Return Administrative Class Division:	17,004,023	4,652,838
i	Principal Investment Plus Variable Annuity	14,549,135	3,397,245
	Principal Investment Plus Variable Annuity with Premium
i	Payment Credit Rider	2,454,888	1,255,593

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Principal LifeTime Strategic Income Division:	5,582,585	4,049,613
Principal Freedom Variable Annuity 2	$ 46,342	$ 224,865
The Principal Variable Annuity	1,502,391	406,012
The Principal Variable Annuity with Purchase Payment
Credit Rider	332,146	294,063
Principal Investment Plus Variable Annuity	2,438,268	2,627,428
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,263,438	497,245

Principal LifeTime 2010 Division:	4,247,543	4,512,086
Principal Freedom Variable Annuity 2	146,754	200,971
The Principal Variable Annuity	435,106	325,491
The Principal Variable Annuity with Purchase Payment
Credit Rider	60,049	88,314
Principal Investment Plus Variable Annuity	2,545,034	3,374,833
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,060,600	522,477

Principal LifeTime 2020 Division:	16,257,578	17,738,442
Principal Freedom Variable Annuity 2	883,999	975,068
The Principal Variable Annuity	1,651,520	550,612
The Principal Variable Annuity with Purchase Payment
Credit Rider	91,900	201,782
Principal Investment Plus Variable Annuity	10,243,184	13,323,419
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	3,386,975	2,687,561

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Principal LifeTime 2030 Division:	$10,876,518	$ 6,111,576
Principal Freedom Variable Annuity 2	$ 166,602	$ 253,653
The Principal Variable Annuity	303,248	141,427
The Principal Variable Annuity with Purchase Payment
Credit Rider	27,837	74,198
Principal Investment Plus Variable Annuity	9,285,368	4,625,135
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,093,463	1,017,163

Principal LifeTime 2040 Division:	2,466,234	1,015,067
Principal Freedom Variable Annuity 2	46,440	55,716
The Principal Variable Annuity	89,998	26,787
The Principal Variable Annuity with Purchase Payment
Credit Rider	50,861	9,341
Principal Investment Plus Variable Annuity	2,136,882	719,264
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	142,053	203,959

Principal LifeTime 2050 Division:	1,071,136	967,300
Principal Freedom Variable Annuity 2	2,654	27,788
The Principal Variable Annuity	163,837	40,037
The Principal Variable Annuity with Purchase Payment
Credit Rider	24,070	79,926
Principal Investment Plus Variable Annuity	634,538	522,235
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	246,037	297,314

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Real Estate Securities Division:	16,351,262	27,545,130
Premier Variable	$ 243,283	$ 378,422
Principal Freedom Variable Annuity 2	100,266	119,396
The Principal Variable Annuity	9,356,001	12,335,045
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,778,210	9,186,611
Principal Investment Plus Variable Annuity	3,926,112	4,367,058
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	947,390	1,158,598

SAM Balanced Portfolio Division:	127,863,037	79,268,662
Principal Freedom Variable Annuity 2	389,226	363,363
The Principal Variable Annuity	11,352,472	10,504,240
The Principal Variable Annuity with Purchase Payment
Credit Rider	3,911,094	5,844,717
Principal Investment Plus Variable Annuity	97,491,717	54,756,895
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	14,718,528	7,799,447

SAM Conservative Balanced Portfolio Division:	$43,371,503	$33,997,144
Principal Freedom Variable Annuity 2	788,616	154,290
The Principal Variable Annuity	8,665,086	6,202,153
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,894,673	2,601,328
Principal Investment Plus Variable Annuity	29,867,496	20,683,279
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	2,155,632	4,356,094

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

SAM Conservative Growth Portfolio Division:	19,997,336	11,760,557
Principal Freedom Variable Annuity 2	$ 98,841	$ 135,471
The Principal Variable Annuity	3,891,566	3,048,035
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,382,585	1,784,575
Principal Investment Plus Variable Annuity	12,213,862	4,588,120
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	2,410,482	2,204,356

SAM Flexible Income Portfolio Division:	56,496,826	34,653,358
Principal Freedom Variable Annuity 2	509,488	75,869
The Principal Variable Annuity	15,420,523	9,987,301
The Principal Variable Annuity with Purchase Payment
Credit Rider	2,340,077	3,982,085
Principal Investment Plus Variable Annuity	31,836,285	16,110,016
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	6,390,453	4,498,087

SAM Strategic Growth Portfolio Division:	12,114,153	7,941,582
Principal Freedom Variable Annuity 2	143,316	122,715
The Principal Variable Annuity	3,441,533	2,101,633
The Principal Variable Annuity with Purchase Payment
Credit Rider	204,705	1,185,577
Principal Investment Plus Variable Annuity	6,389,179	2,364,486
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,935,420	2,167,171

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Short-Term Income Division:	186,527,234	48,208,590
Principal Freedom Variable Annuity	$ 2,972,014	$ 609,470
Principal Freedom Variable Annuity 2	125,802	109,071
The Principal Variable Annuity	35,054,213	12,339,174
The Principal Variable Annuity with Purchase Payment
Credit Rider	9,554,840	2,541,964
Principal Investment Plus Variable Annuity	111,693,811	29,461,900
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	27,126,554	3,147,011

SmallCap Blend Division:	$ 4,419,277	$ 9,985,345
Premier Variable	92,008	121,459
Principal Freedom Variable Annuity	78,482	583,174
Principal Freedom Variable Annuity 2	74,916	69,383
The Principal Variable Annuity	3,594,222	6,273,619
The Principal Variable Annuity with Purchase Payment
Credit Rider	579,649	2,937,710

SmallCap Growth II Division:	4,265,934	7,991,743
Premier Variable	99,034	76,918
Principal Freedom Variable Annuity	20,836	157,088
Principal Freedom Variable Annuity 2	13,164	9,693
The Principal Variable Annuity	2,401,190	4,394,254
The Principal Variable Annuity with Purchase Payment
Credit Rider	321,209	2,061,115
Principal Investment Plus Variable Annuity	1,218,193	906,387
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	192,308	386,288

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

SmallCap Value I Division:	11,240,279	23,799,356
Premier Variable	$ 166,388	$ 145,382
Principal Freedom Variable Annuity 2	20,302	27,356
The Principal Variable Annuity	5,625,425	8,256,102
The Principal Variable Annuity with Purchase Payment
Credit Rider	739,860	5,180,954
Principal Investment Plus Variable Annuity	3,522,621	7,672,051
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	1,165,683	2,517,511

T. Rowe Price Blue Chip Growth II Division:	2,224,032	1,507,762
Principal Investment Plus Variable Annuity	1,964,144	1,316,644
Principal Investment Plus Variable Annuity	259,888	191,118

T. Rowe Price Health Sciences II Division:	1,757,262	1,025,935
Principal Investment Plus Variable Annuity	1,460,309	840,297
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	296,953	185,638

Templeton Growth Securities Class 2 Division:	48,370	221,766
Principal Freedom Variable Annuity	48,370	221,766

Van Eck VIP Global Hard Assets Class Division:	3,980,846	589,503
The Principal Variable Annuity	1,224,810	130,227
The Principal Variable Annuity with Purchase Payment
Credit Rider	99,556	14,636
Principal Investment Plus Variable Annuity	2,168,534	336,943
Principal Investment Plus Variable Annuity with Premium
Payment Credit Rider	487,946	107,697

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

AllianceBernstein Small Cap Growth Class A
Division:
Principal Investment Plus Variable Annuity	97,233	51,152	55,641	42,447
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	27,463	3,112	11,007	6,855

American Century VP Income & Growth Class I
Division:
Principal Freedom Variable Annuity	14,447	60,875	14,243	73,516
Principal Freedom Variable Annuity 2	116	3,428	60	4,990
The Principal Variable Annuity	235,782	289,145	175,242	281,099
The Principal Variable Annuity With Purchase
Payment Credit Rider	19,595	227,388	41,712	247,627

American Century VP Inflation Protection Class II
Division:
Principal Investment Plus Variable Annuity	1,188,390	1,035,921	2,186,229	1,587,697
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	296,632	287,819	437,848	385,596

American Century VP Mid Cap Value Class II
Division:
The Principal Variable Annuity	30,088	730	–	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	4,417	646	–	–
Principal Investment Plus Variable Annuity	22,555	5,681	–	–
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	7,313	32	–	–

American Century VP Ultra® Class I Division:
The Principal Variable Annuity	124,820	135,179	81,832	123,790
The Principal Variable Annuity With Purchase
Payment Credit Rider	11,969	104,465	55,296	99,562

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

American Century VP Ultra® Class II Division:
Principal Investment Plus Variable Annuity	484,585	833,468	519,671	1,121,101
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	144,208	279,752	84,109	356,216

American Century VP Value Class II Division:
The Principal Variable Annuity	150,913	297,383	163,935	381,966
The Principal Variable Annuity With Purchase
Payment Credit Rider	49,982	193,996	73,185	267,985

American Century VP VistaSM Class I Division:
Principal Investment Plus Variable Annuity	45,240	22,854	32,558	35,007
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	2,718	3,713	5,375	8,630

Asset Allocation Division:
Premier Variable	19,052	42,371	69,592	58,686
The Principal Variable Annuity	107,087	330,347	152,397	386,578
The Principal Variable Annuity With Purchase
Payment Credit Rider	16,058	87,111	17,393	156,032
Principal Investment Plus Variable Annuity	66,908	69,957	173,611	86,245
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	21,134	29,787	25,146	20,748

Balanced Division:
Personal Variable	32,228	160,074	57,264	84,810
Premier Variable	200,790	295,799	252,260	361,205
The Principal Variable Annuity	164,885	342,341	139,000	527,132
The Principal Variable Annuity With Purchase
Payment Credit Rider	20,400	169,613	26,159	188,085

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

Bond & Mortgage Securities Division:
Personal Variable	29,404	55,515	41,115	22,468
Premier Variable	371,399	748,833	317,685	230,967
Principal Freedom Variable Annuity	29,362	99,956	37,888	172,908
Principal Freedom Variable Annuity 2	20,139	19,443	15,455	35,423
The Principal Variable Annuity	953,714	1,369,109	768,546	1,715,864
The Principal Variable Annuity With Purchase
Payment Credit Rider	157,437	763,013	347,151	961,114
Principal Investment Plus Variable Annuity	812,023	802,112	941,287	1,005,552
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	216,549	260,730	231,579	299,659

Principal Capital Appreciation Division:
Principal Freedom Variable Annuity 2	1,123	514	18	46
Principal Investment Plus Variable Annuity	270,778	97,584	251,542	69,296
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	84,221	41,030	78,501	30,163

Diversified Balanced Division:
Principal Investment Plus Variable Annuity	15,235,407	642,169	–	–
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	1,021,924	14,194	–	–

Diversified Growth Division:
Principal Investment Plus Variable Annuity	28,024,931	581,631	–	–
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	1,985,854	54,694	–	–

Diversified International Division:
Personal Variable	34,248	45,082	61,074	90,337
Premier Variable	287,415	521,578	341,345	425,703
Principal Freedom Variable Annuity	17,294	87,098	50,601	99,687
Principal Freedom Variable Annuity 2	21,042	24,582	16,143	20,737
The Principal Variable Annuity	2,341,567	1,337,057	672,532	1,230,330
The Principal Variable Annuity With Purchase
Payment Credit Rider	572,134	612,957	205,222	629,131
Principal Investment Plus Variable Annuity	917,137	380,732	594,116	362,187
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	349,787	95,019	100,095	83,972

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

Dreyfus IP Technology Growth Service Shares
Division:
Principal Investment Plus Variable Annuity	145,981	97,109	157,092	63,886
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	14,472	17,198	25,622	11,268

Equity Income Division:
Premier Variable	21,779	17,475	21,602	33,890
The Principal Variable Annuity	614,455	770,451	592,175	858,128
The Principal Variable Annuity With Purchase
Payment Credit Rider	97,257	303,028	121,933	488,474
Principal Investment Plus Variable Annuity	1,041,983	1,783,705	2,691,074	2,658,326
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	218,012	494,153	385,891	610,168

Fidelity VIP Equity-Income Service Class 2
Division:
The Principal Variable Annuity	315,280	605,881	369,927	587,377
The Principal Variable Annuity With Purchase
Payment Credit Rider	78,959	350,686	175,048	378,876
Principal Investment Plus Variable Annuity	92,916	91,241	154,896	170,557
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	23,477	22,681	25,785	33,733

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	273,190	427,805	291,841	515,089
The Principal Variable Annuity With Purchase
Payment Credit Rider	25,236	230,082	56,462	301,356

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	117,815	77,531	77,754	86,992
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	11,441	42,280	18,078	26,508

Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	432,598	584,369	708,435	672,618
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	129,447	204,243	156,327	219,744

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

Fidelity VIP Contrafund Service Class Division:
The Principal Variable Annuity	555,080	992,668	669,805	1,116,432
The Principal Variable Annuity With Purchase
Payment Credit Rider	93,047	540,095	210,962	641,001

Fidelity VIP Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	580,732	544,356	1,197,898	973,294
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	111,399	123,889	152,197	141,617

Fidelity VIP Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	260,883	99,059	181,357	141,950
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	37,825	27,833	36,517	44,730

Franklin Small Cap Value Securities Class 2
Division:
Principal Investment Plus Variable Annuity	34,654	7,481	–	–
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	8,614	414	–	–

Goldman Sachs VIT Mid Cap Value Institutional
Class Division:
Principal Investment Plus Variable Annuity	142,012	241,625	104,746	174,565
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	13,335	60,500	46,009	63,986

Goldman Sachs VIT Structured Small Cap Equity
Institutional Class Division:
Principal Investment Plus Variable Annuity	145,079	109,870	114,420	76,095
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	10,898	17,090	15,655	27,196

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

Government & High Quality Bond Division:
Pension Builder Plus	47,918	6,326	–	–
Pension Builder Plus - Rollover IRA	8,721	–	–	–
Personal Variable	107,222	53,257	–	–
Premier Variable	1,873,141	487,758	–	–
Principal Freedom Variable Annuity	356,884	36,934	21,985	10,390
Principal Freedom Variable Annuity 2	41,492	14,565	1,280	561
The Principal Variable Annuity	11,889,262	1,482,389	404,254	128,362
The Principal Variable Annuity With Purchase
Payment Credit Rider	2,672,571	766,593	153,802	68,287
Principal Investment Plus Variable Annuity	4,851,060	539,874	804,901	122,767
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	1,226,299	142,459	124,151	25,847

International Emerging Markets Division:
Premier Variable	66,816	68,477	132,252	112,723
The Principal Variable Annuity	301,985	438,103	515,924	510,836
The Principal Variable Annuity With Purchase
Payment Credit Rider	49,257	264,419	145,132	298,066
Principal Investment Plus Variable Annuity	240,392	224,219	346,347	224,871
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	46,455	75,413	81,980	94,628

Invesco V.I. Basic Value Series I Division:
Principal Investment Plus Variable Annuity	126,585	72,934	365,552	146,427
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	22,366	18,237	43,256	9,914

Invesco V.I. Capital Appreciation Series I Division:
The Principal Variable Annuity	74,077	170,119	132,141	204,722
The Principal Variable Annuity With Purchase
Payment Credit Rider	6,544	32,897	5,736	89,398

Invesco V.I. Core Equity Series I Division:
The Principal Variable Annuity	380,262	694,067	404,222	745,983
The Principal Variable Annuity With Purchase
Payment Credit Rider	29,653	346,228	35,511	394,899

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

Invesco V.I. Dynamics Series I Division:
The Principal Variable Annuity	71,680	59,881	36,222	38,413
The Principal Variable Annuity With Purchase
Payment Credit Rider	16,589	57,291	24,873	29,835

Invesco V.I. Global Health Care Series I Division:
The Principal Variable Annuity	119,233	164,001	112,275	176,220
The Principal Variable Annuity With Purchase
Payment Credit Rider	16,992	126,488	22,988	143,083

Invesco V.I. International Growth Series I Division:
Principal Investment Plus Variable Annuity	234,489	146,538	417,031	72,911
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	25,512	10,396	41,640	4,163

Invesco V.I. Small Cap Equity Series I Division:
The Principal Variable Annuity	77,270	73,628	45,900	61,881
The Principal Variable Annuity With Purchase
Payment Credit Rider	15,905	27,101	7,577	30,851
Principal Investment Plus Variable Annuity	132,522	101,247	132,229	26,381
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	11,865	13,211	14,226	15,367

Invesco V.I. Technology Series I Division:
The Principal Variable Annuity	188,146	301,533	499,585	351,364
The Principal Variable Annuity With Purchase
Payment Credit Rider	36,849	151,950	145,337	100,178

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	322,509	427,451	439,368	389,732
The Principal Variable Annuity With Purchase
Payment Credit Rider	22,077	234,354	62,706	367,149

LargeCap Blend II Division:
The Principal Variable Annuity	436,531	979,404	431,804	1,021,961
The Principal Variable Annuity With Purchase
Payment Credit Rider	98,443	557,173	174,371	607,464
Principal Investment Plus Variable Annuity	577,299	1,124,814	998,697	1,412,870
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	172,866	336,571	156,683	423,159

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

LargeCap Growth Division:
Personal Variable	298,145	358,071	261,267	387,290
Premier Variable	314,479	733,147	381,871	622,068
The Principal Variable Annuity	176,849	540,926	270,082	569,800
The Principal Variable Annuity With Purchase
Payment Credit Rider	24,722	123,441	78,281	201,633
Principal Investment Plus Variable Annuity	132,177	159,079	336,767	121,951
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	43,168	35,609	59,500	36,463

LargeCap Growth I Division:
Premier Variable	36,502	257,433	784,793	406,700
Principal Freedom Variable Annuity	12,175	27,285	28,198	40,572
Principal Freedom Variable Annuity 2	328	1,619	142	949
The Principal Variable Annuity	280,919	715,433	366,116	792,951
The Principal Variable Annuity With Purchase
Payment Credit Rider	27,391	249,551	85,964	307,404
Principal Investment Plus Variable Annuity	72,866	99,851	114,310	72,908
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	13,796	24,265	31,619	27,770

LargeCap S&P 500 Index Division:
Premier Variable	104,110	645,040	172,130	283,611
Principal Freedom Variable Annuity	26,224	160,236	63,527	263,228
Principal Freedom Variable Annuity 2	33,298	43,656	41,240	43,978
The Principal Variable Annuity	775,768	1,218,564	968,609	1,498,753
The Principal Variable Annuity With Purchase
Payment Credit Rider	141,014	806,779	336,539	920,812
Principal Investment Plus Variable Annuity	538,125	487,178	1,294,878	766,267
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	78,819	92,647	166,235	130,815

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

LargeCap Value Division:
Bankers Flexible Annuity	–	2,258	–	10,373
Pension Builder Plus	–	22,117	2	18,122
Pension Builder Plus – Rollover IRA	–	3,807	8,800	17,733
Personal Variable	24,862	91,237	41,215	139,054
Premier Variable	214,993	556,119	420,756	765,646
Principal Freedom Variable Annuity	10,504	65,436	23,431	73,419
Principal Freedom Variable Annuity 2	3,562	6,703	614	5,514
The Principal Variable Annuity	252,151	575,841	266,421	660,646
The Principal Variable Annuity With Purchase
Payment Credit Rider	20,546	217,934	34,007	204,438
Principal Investment Plus Variable Annuity	88,715	82,156	193,897	128,784
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	27,695	29,465	52,495	50,461

LargeCap Value III Division:
The Principal Variable Annuity	372,646	863,581	441,149	924,480
The Principal Variable Annuity With Purchase
Payment Credit Rider	70,001	441,127	157,092	468,477
Principal Investment Plus Variable Annuity	556,089	1,045,247	1,434,778	1,248,879
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	195,674	364,633	420,165	370,842

MFS® VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	96,147	42,155	31,084	621
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	12,801	1,264	15,229	76

MFS® VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	84,685	16,680	31,848	93
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	3,538	571	6,756	17

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

MidCap Blend Division:
Personal Variable	21,400	61,635	41,150	104,630
Premier Variable	200,030	405,931	229,464	377,033
Principal Freedom Variable Annuity	262,147	49,093	18,989	41,480
Principal Freedom Variable Annuity 2	48,853	16,403	4,943	5,253
The Principal Variable Annuity	1,590,784	973,524	388,886	967,953
The Principal Variable Annuity With Purchase
Payment Credit Rider	479,116	414,789	79,997	394,153
Principal Investment Plus Variable Annuity	1,129,841	335,443	330,271	325,185
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	340,366	108,483	53,872	100,015

Money Market Division:
Pension Builder Plus	–	7,760	–	3,206
Pension Builder Plus – Rollover IRA	–	3,002	–	16
Personal Variable	328,762	376,226	330,846	384,119
Premier Variable	1,528,408	2,452,525	1,765,593	2,013,513
Principal Freedom Variable Annuity	86,846	142,484	119,853	334,460
Principal Freedom Variable Annuity 2	19,823	72,368	68,767	77,198
The Principal Variable Annuity	2,050,176	4,017,169	3,649,065	6,605,042
The Principal Variable Annuity With Purchase
Payment Credit Rider	335,047	951,587	1,323,797	2,888,997
Principal Investment Plus Variable Annuity	2,706,448	3,181,863	3,532,919	3,978,080
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	749,753	881,710	912,682	1,196,262

Neuberger Berman AMT Partners I Class Division:
Principal Investment Plus Variable Annuity	97,257	152,443	160,465	172,874
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	10,873	16,649	22,485	33,065

Neuberger Berman AMT Small-Cap Growth S Class
Division:
Principal Investment Plus Variable Annuity	44,674	42,559	80,003	37,747
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	9,338	18,565	24,952	17,992

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

Neuberger Berman AMT Socially Responsive I
Class Division:
Principal Investment Plus Variable Annuity	82,603	93,706	169,363	122,798
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	21,587	17,140	46,922	29,253

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	183,015	65,430	37,500	2,087
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	77,176	5,840	9,849	93

PIMCO High Yield Administrative Class Division:
Principal Investment Plus Variable Annuity	615,743	127,695	–	–
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	265,806	40,274	–	–

PIMCO Total Return Administrative Class
Division:
Principal Investment Plus Variable Annuity	1,245,783	289,782	362,358	9,471
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	210,202	107,101	50,069	2,181

Principal LifeTime Strategic Income Division:
Principal Freedom Variable Annuity 2	6	21,495	10,805	19,942
The Principal Variable Annuity	126,729	35,252	47,227	72,811
The Principal Variable Annuity With Purchase
Payment Credit Rider	28,017	25,532	42,548	9,653
Principal Investment Plus Variable Annuity	161,557	213,071	568,383	338,734
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	83,714	40,324	64,601	97,649

Principal LifeTime 2010 Division:
Principal Freedom Variable Annuity 2	739	16,782	–	65,777
The Principal Variable Annuity	32,976	27,550	42,114	42,497
The Principal Variable Annuity With Purchase
Payment Credit Rider	4,551	7,475	9,045	18,758
Principal Investment Plus Variable Annuity	134,333	259,670	559,036	426,510
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	55,981	40,201	71,024	80,179

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime 2020 Division:
Principal Freedom Variable Annuity 2	70,905	92,793	17,322	73,074
The Principal Variable Annuity	132,678	44,727	133,990	22,747
The Principal Variable Annuity With Purchase
Payment Credit Rider	7,383	16,391	48,285	12,835
Principal Investment Plus Variable Annuity	500,462	993,213	2,170,141	1,336,807
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	165,481	200,348	337,381	357,460

Principal LifeTime 2030 Division:
Principal Freedom Variable Annuity 2	10,634	24,182	18,613	91,834
The Principal Variable Annuity	25,186	12,115	53,212	22,194
The Principal Variable Annuity With Purchase
Payment Credit Rider	2,312	6,356	5,045	2,254
Principal Investment Plus Variable Annuity	730,983	360,466	2,304,264	267,889
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	86,082	79,274	631,822	139,772

Principal LifeTime 2040 Division:
Principal Freedom Variable Annuity 2	4,398	5,971	10	10,629
The Principal Variable Annuity	7,554	2,383	347	4,377
The Principal Variable Annuity With Purchase
Payment Credit Rider	4,269	831	1,206	2,898
Principal Investment Plus Variable Annuity	171,789	56,128	61,228	95,545
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	11,420	15,916	21,997	58,906

Principal LifeTime 2050 Division:
Principal Freedom Variable Annuity 2	–	3,008	–	5,795
The Principal Variable Annuity	13,899	3,527	1,378	3,137
The Principal Variable Annuity With Purchase
Payment Credit Rider	2,042	7,041	19,732	10,541
Principal Investment Plus Variable Annuity	49,453	41,805	55,534	41,275
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	19,175	23,800	14,638	24,773

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

Real Estate Securities Division:
Premier Variable	105,096	151,615	50,222	52,753
Principal Freedom Variable Annuity 2	10,524	12,288	9,014	13,037
The Principal Variable Annuity	282,804	436,827	287,038	502,930
The Principal Variable Annuity With Purchase
Payment Credit Rider	53,750	325,330	131,116	318,886
Principal Investment Plus Variable Annuity	125,990	148,720	159,238	122,341
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	30,402	39,456	45,685	53,068

SAM Balanced Portfolio Division:
Principal Freedom Variable Annuity 2	33,933	36,300	96,258	37,861
The Principal Variable Annuity	1,090,110	1,082,778	1,960,167	637,041
The Principal Variable Annuity With Purchase
Payment Credit Rider	375,559	602,474	586,391	446,853
Principal Investment Plus Variable Annuity	8,385,040	5,130,846	31,601,567	3,524,872
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	1,265,907	730,826	3,260,796	496,159

SAM Conservative Balanced Portfolio Division:
Principal Freedom Variable Annuity 2	74,533	14,329	25,862	16,702
The Principal Variable Annuity	782,238	590,656	1,076,882	299,127
The Principal Variable Annuity With Purchase
Payment Credit Rider	171,041	247,735	399,093	417,847
Principal Investment Plus Variable Annuity	2,437,221	1,910,427	6,520,200	1,259,636
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	175,902	402,354	1,256,439	471,221

SAM Conservative Growth Portfolio Division:
Principal Freedom Variable Annuity 2	6,817	14,407	42,850	13,020
The Principal Variable Annuity	408,011	340,298	614,175	134,095
The Principal Variable Annuity With Purchase
Payment Credit Rider	144,957	199,239	391,402	330,062
Principal Investment Plus Variable Annuity	1,307,458	508,300	1,296,712	413,304
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	258,035	244,212	360,583	187,139

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

SAM Flexible Income Portfolio Division:
Principal Freedom Variable Annuity 2	46,524	6,797	6,797	–
The Principal Variable Annuity	1,321,772	904,930	1,120,624	896,320
The Principal Variable Annuity With Purchase
Payment Credit Rider	200,580	360,809	498,896	525,267
Principal Investment Plus Variable Annuity	2,529,261	1,401,616	5,631,313	1,359,905
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	507,695	391,346	1,432,454	1,037,592

SAM Strategic Growth Portfolio Division:
Principal Freedom Variable Annuity 2	15,796	14,261	50,381	3,461
The Principal Variable Annuity	387,504	254,702	540,802	272,116
The Principal Variable Annuity With Purchase
Payment Credit Rider	23,049	143,683	228,434	115,749
Principal Investment Plus Variable Annuity	722,550	272,727	813,782	261,462
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	218,876	249,968	384,464	157,962

Short-Term Income Division:
Principal Freedom Variable Annuity	233,900	25,228	9,311	607
Principal Freedom Variable Annuity 2	11,127	9,662	4,749	–
The Principal Variable Annuity	3,076,190	1,042,146	648,474	145,251
The Principal Variable Annuity With Purchase
Payment Credit Rider	838,487	214,690	282,217	117,634
Principal Investment Plus Variable Annuity	9,923,549	2,558,945	1,492,632	189,874
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	2,410,086	273,337	226,614	64,063

SmallCap Blend Division:
Premier Variable	77,523	116,753	62,611	34,318
Principal Freedom Variable Annuity	4,585	40,956	17,803	45,402
Principal Freedom Variable Annuity 2	8,491	8,288	9,006	11,283
The Principal Variable Annuity	319,261	564,184	367,028	594,924
The Principal Variable Annuity With Purchase
Payment Credit Rider	51,488	264,187	57,724	337,505

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2010		2009
Division:	Purchased	Redeemed	Purchased	Redeemed

SmallCap Growth II Division:
Premier Variable	129,833	114,231	339,591	272,832
Principal Freedom Variable Annuity	2,482	18,741	7,600	18,526
Principal Freedom Variable Annuity 2	1,313	1,110	115	917
The Principal Variable Annuity	267,846	485,686	285,723	485,373
The Principal Variable Annuity With Purchase
Payment Credit Rider	35,830	227,810	64,737	242,677
Principal Investment Plus Variable Annuity	132,596	97,392	150,826	97,162
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	20,932	41,507	50,215	35,433

SmallCap Value I Division:
Premier Variable	100,575	99,021	158,948	136,017
Principal Freedom Variable Annuity 2	2,027	3,143	147	5,285
The Principal Variable Annuity	277,941	418,869	268,036	446,076
The Principal Variable Annuity With Purchase
Payment Credit Rider	36,555	262,853	51,274	227,598
Principal Investment Plus Variable Annuity	170,806	363,707	541,262	454,240
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	56,522	119,347	107,571	121,592

T. Rowe Price Blue Chip Growth II Division:
Principal Investment Plus Variable Annuity	180,258	110,137	388,099	119,494
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	23,851	15,987	36,633	12,329

T. Rowe Price Health Sciences II Division:
Principal Investment Plus Variable Annuity	98,579	52,209	118,200	122,885
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	20,046	11,534	27,866	21,003

Templeton Growth Securities Class 2 Division:
Principal Freedom Variable Annuity	2,295	15,448	5,875	19,173

Van Eck VIP Global Hard Assets Class Division:
The Principal Variable Annuity	86,673	9,369	63,824	4,206
The Principal Variable Annuity With Purchase
Payment Credit Rider	7,045	1,053	31,414	8,853
Principal Investment Plus Variable Annuity	152,983	22,689	–	–
Principal Investment Plus Variable Annuity with
Premium Payment Credit Rider	34,423	7,252	–	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights

Principal Life sells anumber of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2010, 2009, 2008, 2007, and 2006 in accordance with AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in
Note 2.

				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest
AllianceBernstein VP Series
Small Cap Growth Class A
Division:
2010	234	$15.80 to $15.21	$3,666	–%	1.25% to 1.85%	35.16% to 34.36%
2009	164	11.69 to 11.32	1,902	–	1.25 to 1.85	40.00 to 39.24
2008	147	8.35 to 8.13	1,217	–	1.25 to 1.85	(46.23) to (46.58)
2007	120	15.53 to 15.22	1,843	–	1.25 to 1.85	12.65 to 11.97
2006	72	13.78 to 13.59	994	–	1.25 to 1.85	9.31 to 8.66
American Century VP Income &
Growth Class I Division:
2010	1,644	10.54 to 9.62	16,653	1.52	0.85 to 1.85	13.09 to 12.12
2009	1,954	9.32 to 8.58	17,506	4.89	0.85 to 1.85	17.09 to 15.95
2008	2,330	7.96 to 7.40	17,876	2.11	0.85 to 1.85	(35.13) to (35.82)
2007	2,869	12.27 to 11.53	34,147	1.87	0.85 to 1.85	(0.92) to (1.91)
2006	3,173	12.38 to 11.76	38,341	1.80	0.85 to 1.85	16.10 to 14.95

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

American Century VP Inflation
Protection Class II Division:
2010	7,137	$12.17 to $11.72	$86,144	1.68%	1.25% to 1.85%	3.75% to 3.17%
2009	6,976	11.73 to 11.36	81,192	1.75	1.25 to 1.85	8.91 to 8.29
2008	6,325	10.77 to 10.49	67,684	4.86	1.25 to 1.85	(2.89) to (3.50)
2007	6,990	11.09 to 10.87	77,061	4.39	1.25 to 1.85	8.17 to 7.52
2006	4,767	10.25 to 10.11	48,661	3.17	1.25 to 1.85	0.33 to (0.27)

American Century VP Mid Cap
Value Class II Division:
2010 (12)	57	11.58 to 11.54	663	3.40	1.25 to 1.85	17.33 to 16.92

American Century VP Ultra®
Class I Division:
2010	526	9.51 to 8.98	4,935	0.55	1.25 to 1.85	14.58 to 13.96
2009	629	8.30 to 7.88	5,126	0.29	1.25 to 1.85	32.80 to 31.99
2008	715	6.25 to 5.97	4,393	–	1.25 to 1.85	(42.18) to (42.54)
2007	907	10.81 to 10.39	9,654	–	1.25 to 1.85	19.51 to 18.79
2006	1,057	9.04 to 8.74	9,446	–	1.25 to 1.85	(4.47) to (5.04)

American Century VP Ultra®
Class II Division:
2010	5,256	11.26 to 10.84	58,641	0.36	1.25 to 1.85	14.31 to 13.75
2009	5,741	9.85 to 9.53	56,071	0.18	1.25 to 1.85	32.93 to 31.99
2008	6,614	7.41 to 7.22	48,692	–	1.25 to 1.85	(42.38) to (42.74)
2007	4,877	12.86 to 12.61	62,389	–	1.25 to 1.85	19.33 to 18.62
2006	3,842	10.78 to 10.63	41,243	–	1.25 to 1.85	(4.59) to (5.16)

American Century VP Value
Class II Division:
2010	1,961	13.04 to 12.38	25,180	2.05	1.25 to 1.85	11.64 to 11.03
2009	2,252	11.68 to 11.15	25,912	5.58	1.25 to 1.85	18.22 to 17.49
2008	2,665	9.88 to 9.49	25,960	2.38	1.25 to 1.85	(27.67) to (28.16)
2007	3,286	13.66 to 13.21	44,384	1.46	1.25 to 1.85	(6.49) to (7.05)
2006	3,494	14.61 to 14.21	50,565	1.17	1.25 to 1.85	17.00 to 16.30

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

American Century VP VistaSM
Class I Division:
2010	219	$13.93 to $13.41	$3,007	–%	1.25% to 1.85%	22.41% to 21.69%
2009	197	11.38 to 11.02	2,219	–	1.25 to 1.85	20.94 to 20.17
2008	203	9.41 to 9.17	1,892	–	1.25 to 1.85	(49.27) to (49.56)
2007	163	18.55 to 18.18	2,996	–	1.25 to 1.85	38.03 to 37.20
2006	52	13.44 to 13.25	694	–	1.25 to 1.85	7.66 to 7.01

Asset Allocation Division:
2010	2,101	1.43 to 23.53	49,340	2.45	0.46 to 1.85	8.64 to 7.10
2009	2,430	1.32 to 21.97	52,865	2.97	0.44 to 1.85	18.28 to 16.61
2008	2,701	1.11 to 18.84	50,513	3.02	0.51 to 1.85	(25.15) to (26.20)
2007	3,276	1.49 to 25.53	85,057	1.39	0.42 to 1.85	11.31 to 9.72
2006	3,514	1.34 to 23.27	84,221	0.77	0.42 to 1.85	12.29 to 10.71

Balanced Division:
2010	3,334	2.19 to 18.46	42,696	2.76	0.42 to 1.85	13.15 to 11.54
2009	3,884	1.94 to 16.55	44,052	4.94	0.41 to 1.85	20.65 to 18.98
2008	4,571	1.61 to 13.91	44,975	3.67	0.41 to 1.85	(31.21) to (32.21)
2007	5,932	2.34 to 20.52	85,957	2.60	0.42 to 1.85	4.93 to 3.43
2006	6,432	2.17 to 19.84	92,320	2.49	0.42 to 1.85	10.73 to 9.40

Bond & Mortgage Securities
Division:
2010	13,628	2.40 to 19.61	253,669	5.27	0.43 to 1.85	11.19 to 9.61
2009	15,157	2.16 to 17.89	251,405	11.41	0.40 to 1.85	20.41 to 18.71
2008	16,901	1.79 to 15.07	238,616	6.18	0.44 to 1.85	(17.41) to (18.58)
2007	20,618	2.17 to 18.51	358,686	4.24	0.42 to 1.85	2.97 to 1.50
2006	18,814	2.11 to 18.24	319,793	3.87	0.42 to 1.85	4.21 to 2.73

Principal Capital Appreciation
2010	754	10.07 to 9.74	7,466	1.80	0.95 to 1.85	14.30 to 13.26
2009	537	8.81 to 8.60	4,670	1.68	0.95 to 1.85	28.61 to 27.41
2008	306	6.85 to 6.75	2,080	1.08	0.95 to 1.85	(34.01) to (34.59)
2007 (7)	139	10.38 to 10.32	1,433	0.08	0.95 to 1.85	3.48 to 2.86

Diversified Balanced Division:
2010 (11)	15,601	10.88 to 10.82	169,723	–	1.25 to 1.85	7.94 to 7.34

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31			Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Diversified Growth Division:
2010 (11)	29,374	$11.03 to $10.97	$323,912	–%	1.25% to 1.85%	9.10% to 8.51%

Diversified International Division:
2010	11,979	2.67 to 22.17	237,656	2.09	0.41 to 1.85	13.25 to 11.63
2009 (4)	10,543	2.36 to 19.86	176,753	5.22	0.40 to 1.85	27.22 to 26.50
2008	11,444	1.85 to 15.70	151,539	1.79	0.41 to 1.85	(46.44) to (47.19)
2007	13,180	3.46 to 29.73	325,698	0.91	0.42 to 1.85	15.60 to 13.95
2006	13,309	2.99 to 26.09	290,731	1.18	0.42 to 1.85	27.43 to 25.63

Dreyfus IP Technology Growth
Service Shares Division:
2010	243	15.86 to 15.26	3,834	–	1.25 to 1.85	28.01 to 27.27
2009	197	12.39 to 11.99	2,425	0.12	1.25 to 1.85	55.26 to 54.11
2008	90	7.98 to 7.78	710	–	1.25 to 1.85	(42.01) to (42.33)
2007	75	13.76 to 13.49	1,018	–	1.25 to 1.85	13.01 to 12.33
2006	37	12.18 to 12.00	452	–	1.25 to 1.85	2.75 to 2.13

Equity Income Division:
2010	19,001	1.17 to 8.99	173,784	3.26	0.29 to 1.85	15.69 to 14.09
2009	20,376	1.01 to 7.88	162,644	5.86	0.55 to 1.85	19.23 to 17.79
2008	21,213	0.85 to 6.69	142,949	2.55	0.48 to 1.85	(34.22) to (35.17)
2007 (6)	20,275	1.29 to 10.32	209,477	0.94	0.42 to 1.85	5.73 to 3.46

Fidelity VIP Equity-Income
Service Class 2 Division:
2010	3,931	11.47 to 10.89	44,413	1.59	1.25 to 1.85	13.45 to 12.85
2009	4,491	10.11 to 9.65	44,737	2.08	1.25 to 1.85	28.30 to 27.48
2008	4,936	7.88 to 7.57	38,384	2.15	1.25 to 1.85	(43.51) to (43.88)
2007	5,796	13.95 to 13.49	79,977	1.62	1.25 to 1.85	0.01 to (0.59)
2006	5,585	13.95 to 13.57	77,174	2.96	1.25 to 1.85	18.44 to 17.74

Fidelity VIP Growth Service
Class Division:
2010	2,117	8.87 to 8.35	18,620	0.17	1.25 to 1.85	22.51 to 21.90
2009	2,477	7.24 to 6.85	17,734	0.33	1.25 to 1.85	26.57 to 25.69
2008	2,945	5.72 to 5.45	16,640	0.68	1.25 to 1.85	(47.91) to (48.19)
2007	3,524	10.98 to 10.52	38,299	0.62	1.25 to 1.85	25.29 to 24.53
2006	3,889	8.76 to 8.45	33,789	0.30	1.25 to 1.85	5.41 to 4.78

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Fidelity VIP Growth Service
Class 2 Division:
2010	666	$12.12 to $11.67	$7,988	0.03%	1.25% to 1.85%	22.30% to 21.56%
2009	657	9.91 to 9.60	6,438	0.21	1.25 to 1.85	26.40 to 25.65
2008	675	7.84 to 7.64	5,242	0.61	1.25 to 1.85	(47.98) to (48.27)
2007	607	15.07 to 14.77	9,071	0.30	1.25 to 1.85	25.08 to 24.33
2006	364	12.05 to 11.88	4,365	0.09	1.25 to 1.85	5.25 to 4.62

Fidelity VIP Overseas Service
Class 2 Division:
2010	3,425	14.23 to 13.70	48,259	1.28	1.25 to 1.85	11.52 to 10.84
2009	3,652	12.76 to 12.36	46,197	1.96	1.25 to 1.85	24.61 to 23.97
2008	3,679	10.24 to 9.97	37,380	2.74	1.25 to 1.85	(44.65) to (45.01)
2007	2,903	18.50 to 18.13	53,358	2.91	1.25 to 1.85	15.59 to 14.90
2006	2,197	16.00 to 15.78	35,000	0.42	1.25 to 1.85	16.31 to 15.62

Fidelity VIP Contrafund
Service Class Division:
2010	4,237	15.07 to 14.18	63,341	1.05	1.25 to 1.85	15.66 to 14.91
2009	5,121	13.03 to 12.34	66,028	1.28	1.25 to 1.85	33.92 to 33.26
2008	5,998	9.73 to 9.26	57,669	0.83	1.25 to 1.85	(43.30) to (43.71)
2007	7,435	17.16 to 16.45	126,342	0.83	1.25 to 1.85	16.04 to 15.34
2006	8,076	14.79 to 14.26	118,478	1.10	1.25 to 1.85	10.21 to 9.55

Fidelity VIP Contrafund
Service Class 2 Division:
2010	3,317	14.60 to 14.05	48,069	1.05	1.25 to 1.85	15.51 to 14.79
2009	3,293	12.64 to 12.24	41,367	1.25	1.25 to 1.85	33.76 to 32.90
2008	3,058	9.45 to 9.21	28,737	0.84	1.25 to 1.85	(43.41) to (43.70)
2007	2,571	16.70 to 16.36	42,751	0.90	1.25 to 1.85	15.84 to 15.14
2006	1,620	14.41 to 14.21	23,281	1.10	1.25 to 1.85	10.05 to 9.39

Fidelity VIP Mid Cap Service
Class 2 Division:
2010	693	18.57 to 17.87	12,784	0.14	1.25 to 1.85	26.93 to 26.20
2009	522	14.63 to 14.16	7,571	0.48	1.25 to 1.85	38.02 to 37.21
2008	490	10.60 to 10.32	5,161	0.24	1.25 to 1.85	(40.35) to (40.72)
2007	426	17.77 to 17.41	7,539	0.49	1.25 to 1.85	13.90 to 13.21
2006	283	15.60 to 15.38	4,393	0.09	1.25 to 1.85	11.01 to 10.35

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Franklin Small Cap Value
Securities Class 2 Division:
2010 (11)	35	$12.66 to $12.59	$447	0.42%	1.25% to 1.85%	23.75% to 23.07%

Goldman Sachs VIT Mid Cap
Value Institutional Class Division:
2010	1,150	15.29 to 14.71	17,385	0.67	1.25 to 1.85	23.51 to 22.69
2009	1,297	12.38 to 11.99	15,906	1.88	1.25 to 1.85	31.42 to 30.75
2008	1,385	9.42 to 9.17	12,939	1.07	1.25 to 1.85	(37.82) to (38.25)
2007	1,341	15.15 to 14.85	20,193	0.93	1.25 to 1.85	1.91 to 1.30
2006	853	14.86 to 14.65	12,621	1.43	1.25 to 1.85	14.72 to 14.04

Goldman Sachs VIT Structured
Small Cap Equity Institutional
Class Division:
2010	516	11.74 to 11.30	6,007	0.57	1.25 to 1.85	28.59 to 27.83
2009	487	9.13 to 8.84	4,414	1.30	1.25 to 1.85	26.10 to 25.21
2008	460	7.24 to 7.06	3,310	0.71	1.25 to 1.85	(34.89) to (35.23)
2007	419	11.12 to 10.90	4,626	0.42	1.25 to 1.85	(17.53) to (18.02)
2006	298	13.48 to 13.29	4,001	0.94	1.25 to 1.85	10.88 to 10.22

Government & High Quality
Bond Division:
2010 (22)	20,724	2.47 to 10.96	216,707	5.00	0.44 to 1.85	5.71 to 3.98
2009	1,180	10.66 to 10.54	12,511	8.98	0.85 to 1.85	5.54 to 103.87
2008 (9)	26	10.10 to 5.17	259	–	0.85 to 1.85	1.20 to (48.20)

International Emerging Markets
Division:
2010	3,189	4.03 to 34.45	108,919	1.25	0.41 to 1.85	18.76 to 17.10
2009 (4)	3,554	3.40 to 29.42	103,506	2.08	0.42 to 1.85	68.27 to 66.50
2008	3,574	2.02 to 17.67	62,435	1.14	0.43 to 1.85	(55.05) to (55.69)
2007	4,121	4.49 to 39.88	163,677	0.91	0.42 to 1.85	41.51 to 39.49
2006	3,632	3.17 to 28.59	104,347	–	0.42 to 1.85	37.74 to 35.79

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Invesco V.I. Basic Value Series I
Division:
2010 (13)	446	$9.71 to $9.34	$4,298	0.65%	1.25% to 1.85%	6.00% to 5.30%
2009	388	9.16 to 8.87	3,530	2.35	1.25 to 1.85	46.09 to 45.41
2008	136	6.27 to 6.10	842	1.04	1.25 to 1.85	(52.32) to (52.68)
2007	113	13.15 to 12.89	1,479	0.55	1.25 to 1.85	0.28 to (0.33)
2006	82	13.12 to 12.93	1,073	0.64	1.25 to 1.85	11.80 to 11.13

Invesco V.I. Capital Appreciation
Series I Division:
2010 (14)	714	8.46 to 8.23	6,028	0.74	1.25 to 1.85	14.02 to 13.36
2009	836	7.42 to 7.26	6,191	0.63	1.25 to 1.85	19.68 to 19.02
2008	992	6.20 to 6.10	6,141	–	1.25 to 1.85	(43.22) to (43.62)
2007	1,295	10.92 to 10.82	14,126	–	1.25 to 1.85	10.61 to 9.95
2006 (5)	1,579	9.88 to 9.84	15,582	0.07	1.25 to 1.85	(1.12) to (1.52)

Invesco V.I. Core Equity Series I
Division:
2010 (15)	2,686	10.38 to 9.77	27,717	0.95	1.25 to 1.85	8.12 to 7.48
2009	3,316	9.60 to 9.09	31,520	1.80	1.25 to 1.85	26.82 to 26.07
2008	4,018	7.57 to 7.21	30,085	1.97	1.25 to 1.85	(31.06) to (31.46)
2007	5,185	10.98 to 10.52	56,331	1.05	1.25 to 1.85	6.77 to 6.12
2006	6,064	10.28 to 9.91	61,828	0.61	1.25 to 1.85	15.26 to 14.57

Invesco V.I. Dynamics Series I
Division:
2010 (16)	280	10.03 to 9.46	2,742	–	1.25 to 1.85	22.32 to 21.44
2009	309	8.20 to 7.79	2,468	–	1.25 to 1.85	40.65 to 39.86
2008	316	5.83 to 5.57	1,800	–	1.25 to 1.85	(48.72) to (48.99)
2007	395	11.37 to 10.92	4,416	–	1.25 to 1.85	10.79 to 10.12
2006	303	10.26 to 9.92	3,068	–	1.25 to 1.85	14.68 to 13.99

Invesco V.I. Global Health Care
Series I Division:
2010 (17)	663	11.20 to 10.58	7,323	–	1.25 to 1.85	3.99 to 3.42
2009	818	10.77 to 10.23	8,655	0.34	1.25 to 1.85	25.96 to 25.37
2008	1,002	8.55 to 8.16	8,405	–	1.25 to 1.85	(29.46) to (29.96)
2007	1,170	12.12 to 11.65	13,957	–	1.25 to 1.85	10.46 to 9.79
2006	1,279	10.98 to 10.61	13,857	–	1.25 to 1.85	3.93 to 3.31

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Invesco V.I. International
Growth Series I Division:
2010 (18)	503	$9.05 to $8.90	$4,542	2.48%	1.25% to 1.85%	11.45% to 10.70%
2009	400	8.12 to 8.04	3,243	2.96	1.25 to 1.85	33.55 to 32.89
2008 (8)	18	6.08 to 6.05	112	1.65	1.25 to 1.85	(39.14) to (39.44)

Invesco V.I. Small Cap Equity
Series I Division:
2010 (19)	498	15.23 to 14.66	7,524	–	1.25 to 1.85	27.02 to 26.27
2009	476	11.99 to 11.61	5,662	0.20	1.25 to 1.85	19.78 to 19.08
2008	410	10.01 to 9.75	4,072	–	1.25 to 1.85	(32.18) to (32.62)
2007	413	14.76 to 14.47	6,049	0.05	1.25 to 1.85	(1.03) to 3.25
2006	55	14.21 to 14.01	775	–	1.25 to 1.85	15.98 to 15.29

Invesco V.I. Technology Series I
Division:
2010 (20)	772	6.58 to 6.21	4,981	–	1.25 to 1.85	19.85 to 19.19
2009	1,000	5.49 to 5.21	5,388	–	1.25 to 1.85	55.52 to 54.60
2008	807	3.53 to 3.37	2,798	–	1.25 to 1.85	(45.19) to (45.56)
2007	1,034	6.44 to 6.19	6,561	–	1.25 to 1.85	6.36 to 5.72
2006	1,028	6.06 to 5.86	6,148	–	1.25 to 1.85	9.11 to 8.46

Janus Aspen Enterprise
Service Shares Division:
2010	1,395	9.13 to 8.59	12,638	–	1.25 to 1.85	24.05 to 23.24
2009	1,712	7.36 to 6.97	12,455	–	1.25 to 1.85	42.64 to 41.67
2008	1,967	5.16 to 4.92	9,984	0.06	1.25 to 1.85	(44.58) to (44.84)
2007	2,454	9.31 to 8.92	22,519	0.07	1.25 to 1.85	20.22 to 19.50
2006	2,530	7.74 to 7.47	19,323	–	1.25 to 1.85	11.90 to 11.23

LargeCap Blend II Division:
2010	13,116	12.15 to 11.54	157,179	2.47	1.25 to 1.85	11.88 to 11.18
2009	14,829	10.86 to 10.38	159,053	1.87	1.25 to 1.85	28.07 to 27.36
2008	16,533	8.48 to 8.15	138,623	1.40	1.25 to 1.85	(37.23) to (37.60)
2007	16,908	13.51 to 13.06	226,044	0.67	1.25 to 1.85	3.81 to 3.19
2006	14,897	13.01 to 12.65	192,106	0.62	1.25 to 1.85	14.38 to 13.70

		Principal Life Insurance Company

		Separate Account B

	Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

LargeCap Growth Division:
2010	5,184	$2.02 to $17.40	$59,163	0.06%	0.42% to 1.85%	17.88% to 16.23%
2009	6,145	1.72 to 14.97	58,964	0.76	0.40 to 1.85	26.48 to 24.65
2008	6,697	1.36 to 12.01	49,772	0.52	0.41 to 1.85	(43.40) to (44.19)
2007	7,931	2.40 to 21.52	104,201	0.17	0.42 to 1.85	22.68 to 20.93
2006	8,539	1.95 to 17.80	96,085	0.27	0.42 to 1.85	9.46 to 7.91

LargeCap Growth I Division:
2010	3,814	1.23 to 31.66	116,970	0.13	0.53 to 1.85	19.10 to 17.43
2009	4,745	1.03 to 26.96	118,873	0.05	0.49 to 1.85	52.05 to 49.86
2008	4,983	0.68 to 17.99	89,910	0.17	0.49 to 1.85	(40.85) to (41.69)
2007	6,013	1.14 to 30.85	185,017	0.53	0.42 to 1.85	8.14 to 6.52
2006	6,016	1.06 to 28.96	179,750	–	0.42 to 1.85	5.71 to 4.27

LargeCap S&P 500 Index
Division:
2010	10,207	1.15 to 9.07	96,644	1.44	0.21 to 1.85	14.19 to 12.67
2009	11,964	1.01 to 8.05	96,031	4.51	0.37 to 1.85	25.78 to 23.85
2008	12,828	0.80 to 6.50	82,148	2.42	0.43 to 1.85	(37.36) to (38.21)
2007	14,712	1.28 to 10.52	154,077	1.39	0.42 to 1.85	4.70 to 3.21
2006	15,070	1.22 to 10.19	152,650	1.33	0.42 to 1.85	15.09 to 13.46

LargeCap Value Division:
2010	6,439	35.82 to 22.60	97,515	1.77	0.29 to 1.85	13.54 to 11.99
2009	7,449	31.55 to 20.18	99,153	5.02	0.35 to 1.85	15.90 to 14.14
2008	8,481	2.34 to 17.68	97,288	2.36	0.41 to 1.85	(35.44) to (36.36)
2007	10,935	3.63 to 27.78	193,783	1.66	0.42 to 1.85	(0.52) to (1.94)
2006	11,695	3.65 to 28.33	213,650	1.57	0.42 to 1.85	19.45 to 17.76

LargeCap Value III Division:
2010	11,898	10.78 to 10.23	126,523	1.79	1.25 to 1.85	11.48 to 10.71
2009	13,417	9.67 to 9.24	128,180	3.72	1.25 to 1.85	18.36 to 17.71
2008	13,977	8.17 to 7.85	113,001	2.34	1.25 to 1.85	(41.56) to (41.89)
2007	13,775	13.98 to 13.51	190,694	1.26	1.25 to 1.85	(4.92) to (5.49)
2006	11,912	14.70 to 14.30	173,683	0.94	1.25 to 1.85	20.04 to 19.33

MFS® VIT Utilities Service Class
Division:
2010	111	14.60 to 14.46	1,619	2.09	1.25 to 1.85	12.05 to 11.40
2009 (11)	46	13.03 to 12.98	594	–	1.25 to 1.85	27.62 to 27.13

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

MFS® VIT Value Service Class
Division:
2010	109	$13.34 to $13.21	$1,459	1.08%	1.25% to 1.85%	9.79% to 9.17%
2009 (11)	38	12.15 to 12.10	467	–	1.25 to 1.85	18.31 to 17.82

MidCap Blend Division:
2010	10,174	4.92 to 41.29	378,975	2.61	0.44 to 1.85	23.58 to 21.84
2009	8,467	3.98 to 33.89	245,427	0.86	0.40 to 1.85	33.20 to 31.31
2008	9,635	2.99 to 25.81	211,731	0.63	0.44 to 1.85	(34.20) to (35.15)
2007	11,351	4.54 to 39.80	380,164	0.61	0.42 to 1.85	8.99 to 7.43
2006	11,881	4.17 to 37.04	367,161	1.03	0.42 to 1.85	13.75 to 12.14

Money Market Division:
2010	10,709	1.70 to 13.31	115,064	–	0.40 to 1.85	(0.42) to (1.84)
2009	14,990	1.71 to 13.56	164,649	0.32	0.43 to 1.85	(0.20) to (1.60)
2008	20,768	1.71 to 13.78	244,388	2.44	0.40 to 1.85	2.15 to 0.73
2007	12,707	1.68 to 13.68	131,679	4.73	0.42 to 1.85	4.55 to 2.96
2006	9,838	1.60 to 13.29	94,506	4.53	0.42 to 1.85	4.32 to 2.71

Neuberger Berman AMT Partners
I Class Division:
2010	395	13.54 to 13.03	5,296	0.62	1.25 to 1.85	14.26 to 13.50
2009	456	11.85 to 11.48	5,364	2.65	1.25 to 1.85	54.10 to 53.27
2008	479	7.69 to 7.49	3,660	0.54	1.25 to 1.85	(53.00) to (53.28)
2007	440	16.36 to 16.03	7,154	0.70	1.25 to 1.85	7.97 to 7.32
2006	310	15.15 to 14.94	4,672	0.96	1.25 to 1.85	10.85 to 10.19

Neuberger Berman AMT Small
Cap Growth S Class Division:
2010	330	9.84 to 9.47	3,211	–	1.25 to 1.85	18.13 to 17.49
2009	338	8.33 to 8.06	2,780	–	1.25 to 1.85	21.25 to 20.48
2008	288	6.87 to 6.69	1,961	–	1.25 to 1.85	(40.21) to (40.59)
2007	273	11.49 to 11.26	3,111	–	1.25 to 1.85	(0.74) to (1.34)
2006	174	11.58 to 11.42	2,008	–	1.25 to 1.85	3.95 to 3.33

		Principal Life Insurance Company
		Separate Account B

	Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31			Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Neuberger Berman AMT Socially
Responsive I Class Division:
2010	470	$13.63 to $13.12	$6,359	0.04%	1.25% to 1.85%	21.37% to 20.59%
2009	477	11.23 to 10.88	5,324	2.33	1.25 to 1.85	29.83 to 29.06
2008	413	8.65 to 8.43	3,555	2.30	1.25 to 1.85	(40.22) to (40.55)
2007	325	14.47 to 14.18	4,689	0.10	1.25 to 1.85	6.27 to 5.63
2006	186	13.62 to 13.43	2,519	0.14	1.25 to 1.85	12.29 to 11.62

PIMCO All Asset
Administrative Class Division:
2010	234	12.83 to 12.71	2,994	9.57	1.25 to 1.85	11.66 to 11.00
2009 (10)	45	11.49 to 11.45	519	15.41	1.25 to 1.85	14.21 to 13.82

PIMCO High Yield
Administrative Class Division:
2010 (11)	714	11.31 to 11.24	8,052	6.63	1.25 to 1.85	12.65 to 11.95

PIMCO Total Return
Administrative Class Division:
2010	1,460	11.39 to 11.28	16,609	2.31	1.25 to 1.85	6.75 to 6.11
2009 (10)	401	10.67 to 10.63	4,273	3.19	1.25 to 1.85	6.70 to 6.30

Principal LifeTime Strategic
Income Division:
2010	2,070	10.61 to 11.40	24,280	4.80	0.95 to 1.85	10.29 to 9.20
2009	2,006	9.62 to 10.44	21,415	5.09	0.95 to 1.85	17.75 to 16.78
2008	1,811	8.17 to 8.94	16,446	3.91	0.95 to 1.85	(24.63) to (25.25)
2007	1,725	10.84 to 11.97	20,783	1.19	0.95 to 1.85	1.15 to (0.06)
2006	1,035	10.71 to 11.93	12,491	0.13	0.95 to 1.85	1.69 to 8.24

Principal LifeTime 2010 Division:
2010	3,413	10.67 to 11.79	41,055	4.30	0.95 to 1.85	12.79 to 11.86
2009	3,536	9.46 to 10.54	37,830	4.27	0.95 to 1.85	23.98 to 22.84
2008	3,489	7.63 to 8.58	30,145	4.31	0.95 to 1.85	(31.57) to (32.17)
2007	3,408	11.15 to 12.66	43,289	1.12	0.95 to 1.85	2.75 to 0.95
2006	2,089	10.85 to 12.43	26,166	0.04	0.95 to 1.85	2.75 to 10.24

Principal Life Insurance Company Separate Account B Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Principal LifeTime 2020 Division:
2010	14,045	$10.76 to $12.25	$176,256	3.85%	0.95% to 1.85%	13.86% to 12.90%
2009	14,515	9.45 to 10.85	160,531	3.46	0.95 to 1.85	26.34 to 25.14
2008	13,611	7.48 to 8.67	119,536	4.33	0.95 to 1.85	(34.79) to (35.35)
2007	12,818	11.47 to 13.42	173,292	0.49	0.95 to 1.85	3.87 to 1.54
2006	7,291	11.04 to 13.03	95,945	–	0.95 to 1.85	3.41 to 13.06

Principal LifeTime 2030 Division:
2010	5,131	10.56 to 12.02	63,026	2.32	0.95 to 1.85	14.29 to 13.29
2009	4,758	9.24 to 10.61	51,252	1.78	0.95 to 1.85	26.92 to 25.86
2008	2,269	7.28 to 8.43	18,995	4.09	0.95 to 1.85	(36.97) to (37.60)
2007	1,816	11.55 to 13.52	24,342	0.35	0.95 to 1.85	4.96 to 1.97
2006	914	11.01 to 12.99	11,982	0.01	0.95 to 1.85	3.90 to 12.73

Principal LifeTime 2040 Division:
2010	869	10.48 to 12.14	10,823	2.23	0.95 to 1.85	14.79 to 13.78
2009	751	9.13 to 10.67	8,167	2.73	0.95 to 1.85	28.23 to 27.18
2008	839	7.12 to 8.39	7,122	3.94	0.95 to 1.85	(38.73) to (39.33)
2007	799	11.62 to 13.84	11,107	0.29	0.95 to 1.85	5.52 to 2.13
2006	390	11.01 to 13.22	5,191	0.02	0.95 to 1.85	4.22 to 13.03

Principal LifeTime 2050 Division:
2010	469	10.42 to 12.12	5,830	2.13	0.95 to 1.85	15.14 to 14.02
2009	464	9.05 to 10.63	5,018	2.41	0.95 to 1.85	28.73 to 27.76
2008	458	7.03 to 8.32	3,856	4.05	0.95 to 1.85	(39.60) to (40.19)
2007	426	11.64 to 13.92	5,960	0.21	0.95 to 1.85	5.61 to 2.26
2006	260	11.02 to 13.29	3,485	0.01	1.25 to 1.85	4.59 to 13.38

Real Estate Securities Division:
2010	2,507	2.80 to 29.17	75,755	2.99	0.67 to 1.85	25.17 to 23.44
2009	3,012	2.24 to 23.63	72,274	4.21	0.37 to 1.85	28.33 to 26.50
2008	3,393	1.74 to 18.68	64,057	2.39	0.47 to 1.85	(33.14) to (34.09)
2007	4,085	2.61 to 28.34	116,915	0.83	0.42 to 1.85	(18.04) to (19.21)
2006	5,236	3.18 to 35.07	181,645	1.59	0.42 to 1.85	35.90 to 34.11

SAM Balanced Portfolio
Division:
2010	66,480	10.43 to 10.09	684,067	3.60	0.95 to 1.85	12.51 to 11.49
2009	62,913	9.27 to 9.05	577,353	3.66	0.95 to 1.85	22.62 to 21.64
2008	30,551	7.56 to 7.44	229,327	3.52	0.95 to 1.85	(26.82) to (27.56)
2007 (7)	3,428	10.33 to 10.28	35,315	0.06	0.95 to 1.85	3.35 to 2.20

		Principal Life Insurance Company
		Separate Account B

	Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

SAM Conservative Balanced
Portfolio Division:
2010	14,635	$10.96 to $10.61	$158,220	4.32%	0.95% to 1.85%	10.71% to 9.83%
2009	14,160	9.90 to 9.66	138,649	3.08	0.95 to 1.85	20.00 to 18.97
2008	7,346	8.25 to 8.12	60,144	3.11	0.95 to 1.85	(19.98) to (20.70)
2007 (7)	843	10.31 to 10.25	8,661	0.29	0.95 to 1.85	3.07 to 1.64

SAM Conservative Growth
Portfolio Division:
2010	5,760	9.73 to 9.41	55,154	3.12	0.95 to 1.85	14.07 to 13.10
2009	4,941	8.53 to 8.32	41,606	4.97	0.95 to 1.85	24.53 to 23.44
2008	3,313	6.85 to 6.74	22,494	3.79	0.95 to 1.85	(33.75) to (34.37)
2007 (7)	670	10.34 to 10.28	6,902	0.54	0.95 to 1.85	3.30 to 2.62

SAM Flexible Income Portfolio
Division:
2010	14,055	11.38 to 11.01	157,635	5.26	0.95 to 1.85	9.42 to 8.47
2009	12,515	10.40 to 10.15	128,680	4.54	0.95 to 1.85	18.86 to 17.75
2008	7,644	8.75 to 8.62	66,370	4.86	0.95 to 1.85	(14.55) to (15.32)
2007 (7)	149	10.24 to 10.19	1,519	0.49	0.95 to 1.85	2.43 to 1.12

SAM Strategic Growth Portfolio
Division:
2010	4,212	9.32 to 9.02	38,641	2.50	0.95 to 1.85	15.35 to 14.32
2009	3,779	8.08 to 7.89	30,169	3.70	0.95 to 1.85	26.25 to 25.04
2008	2,572	6.40 to 6.31	16,339	3.61	0.95 to 1.85	(38.04) to (38.56)
2007 (7)	659	10.33 to 10.27	6,786	0.18	0.95 to 1.85	3.16 to 2.87

Short-Term Income Division:
2010	14,544	11.25 to 11.02	161,858	2.79	0.85 to 1.85	3.31 to 2.32
2009	2,174	10.89 to 10.77	23,551	7.36	0.85 to 1.85	9.01 to 110.35
2008 (9)	28	9.99 to 5.12	261	–	0.85 to 1.85	0.30 to (48.59)

SmallCap Blend Division:
2010	2,886	1.26 to 11.71	33,079	0.50	0.20 to 1.85	23.74 to 21.98
2009	3,419	1.02 to 9.60	33,829	0.73	0.33 to 1.85	21.60 to 19.85
2008	3,928	0.84 to 8.01	32,501	0.45	0.43 to 1.85	(37.00) to (37.86)
2007	4,859	1.33 to 12.89	65,212	0.31	0.42 to 1.85	1.22 to (0.23)
2006	5,338	1.31 to 12.92	71,752	0.16	0.42 to 1.85	12.23 to 10.64

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

SmallCap Growth II Division:
2010	3,144	$0.81 to $9.95	$31,722	–%	0.23% to 1.85%	26.40% to 24.69%
2009	3,540	0.64 to 7.98	28,675	–	0.72 to 1.85	31.00 to 29.34
2008	3,794	0.49 to 6.17	24,055	–	0.43 to 1.85	(41.39) to (42.28)
2007	4,379	0.83 to 10.69	47,856	–	0.42 to 1.85	4.48 to 3.06
2006	4,608	0.80 to 10.37	48,773	–	0.42 to 1.85	8.52 to 6.98

SmallCap Value I Division:
2010	4,063	1.79 to 21.02	86,698	0.84	0.36 to 1.85	25.53 to 23.72
2009	4,686	1.42 to 16.99	80,632	2.30	0.46 to 1.85	15.68 to 14.10
2008	4,949	1.23 to 14.89	74,626	0.98	0.41 to 1.85	(32.10) to (33.08)
2007	5,471	1.81 to 22.25	123,310	0.36	0.42 to 1.85	(9.90) to (11.18)
2006	4,998	2.01 to 25.05	126,060	0.29	0.42 to 1.85	18.24 to 16.47

T. Rowe Price Blue Chip Growth
II Division:
2010	535	12.61 to 12.14	6,703	–	1.25 to 1.85	14.53 to 13.88
2009	457	11.01 to 10.66	5,001	–	1.25 to 1.85	40.08 to 39.16
2008	164	7.86 to 7.66	1,278	0.11	1.25 to 1.85	(43.37) to (43.68)
2007	136	13.88 to 13.60	1,872	0.11	1.25 to 1.85	11.08 to 10.42
2006	83	12.49 to 12.32	1,028	0.24	1.25 to 1.85	7.97 to 7.33

T. Rowe Price Health Sciences II
Division:
2010	396	16.36 to 15.75	6,429	–	1.25 to 1.85	13.85 to 13.23
2009	342	14.37 to 13.91	4,869	–	1.25 to 1.85	29.69 to 28.92
2008	339	11.08 to 10.79	3,736	–	1.25 to 1.85	(30.05) to (30.48)
2007	245	15.84 to 15.52	3,858	–	1.25 to 1.85	16.24 to 15.54
2006	162	13.62 to 13.43	2,197	–	1.25 to 1.85	7.09 to 6.45

Templeton Growth Securities
Class 2 Division:
2010	79	15.23	1,200	1.41	0.85	6.43
2009	92	14.31	1,315	3.15	0.85	29.97
2008	105	11.01	1,158	1.81	0.85	(42.81)
2007	138	19.25	2,663	1.33	0.85	1.48
2006	160	18.97	3,029	1.28	0.85	20.78

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
For the Year Ended December 31,
			December 31		Except as Noted
			Unit Fair Value			Expense
			Corresponding to	Net	Investment	Ratio (2)
		Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
	Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Van Eck VIP Global Hard Assets
Class Division:
	2010 (21)	323	$16.74 to $16.58	$5,397	0.14%	1.25% to 1.85%	27.11% to 41.23%
	2009 (10)	82	13.17 to 13.12	1,081	–	1.25 to 1.85	26.63 to 26.28

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in adirect reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in areduction in the total return presented.
Investment options with adate notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	These divisions received payment from an affiliate as compensation for foreign income tax credits. The total returns for these divisions would have been lower without the inclusion of the Payment from Affiliate.
(5)	Commenced operations April 28, 2006.
(6)	Commenced operations January 5, 2007.
(7)	Commenced operations May 1, 2007.
(8)	Commenced operations May 19, 2008.
(9)	Commenced operations November 24, 2008.
(10)	Commenced operations May 18, 2009.
(11)	Commenced operations January 4, 2010.
(12)	Commenced operations May 24, 2010.
(13)	Formerly known as AIM V.I. Basic Value Fund Series I Division when the name was changed on May 24, 2010.
(14)	Formerly known as AIM V.I. Core Equity Fund Series I Division when the name was changed on May 24, 2010.
(15)	Formerly known as AIM V.I. Capital Appreciation Fund Series I Division when the name was changed on May 24, 2010.
(16)	Formerly known as AIM V.I. Dynamics Fund Series I Division when the name was changed on May 24, 2010.
(17)	Formerly known as AIM V.I. Small Cap Equity Fund Series I Division when the name was changed on May 24, 2010.
(18)	Formerly known as AIM V.I. International Growth Fund Series I Division when the name was changed on May 24, 2010.
(19)	Formerly known as AIM V.I. Global Health Care Fund Series I Division when the name was changed on May 24, 2010.
(20)	Formerly known as AIM V.I. Technology Fund Series I Division when the name was changed on May 24, 2010.
(21)	Formerly known as Van Eck Worldwide Hard Assets Service Class Division when the name was changed on May 24, 2010.
(22)	Formerly known as Mortgage Securities Division when the name was changed on July 16, 2010.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

Division	2010 Unit Value	2010 Total Return

American Century VP Income & Growth Class I Division	$9.55	13.15%
Asset Allocation Division	25.00	–
Balanced Division	2.12 and 19.61
Bond & Mortgage Securities Division	2.31 and 20.83	–
Diversified International Division	2.58 and 23.55	–
Equity Income Division	9.21	–
	2.37, 11.10, 11.17 and
Government & High Quality Bond Division	11.19	–
International Emerging Markets Division	36.60	–
LargeCap Growth Division	1.95 and 18.49	–
LargeCap Growth I Division	33.64	–
LargeCap S&P 500 Index Division	9.63, 10.09 and 10.22	–
	2.96, 3.08, 5.92, 6.96,
LargeCap Value Division	9.35 and 10.17	13.60
MidCap Blend Division	4.74 and 43.87	–
Money Market Division	1.63 and 14.14	–
Principal LifeTime Strategic Income Division	11.84	–
Principal LifeTime 2010 Division	12.24	–
Principal LifeTime 2020 Division	12.73	–
Principal LifeTime 2030 Division	12.49	–
Principal LifeTime 2040 Division	12.61	–
Principal LifeTime 2050 Division	12.59	–
Real Estate Securities Division	30.99	–
SmallCap Blend Division	12.45 and 15.95	–
SmallCap Growth II Division	10.57	–
SmallCap Value I Division	22.34	–
Van Eck VIP Global Hard Assets Class Division	–	26.37 and 41.74

Division	2009 Unit Value	2009 Total Return

American Century VP Income & Growth Class I Division	$8.44	–%
Asset Allocation Division	23.21	–
Balanced Division	1.88 and 17.48	–
Bond & Mortgage Securities Division	2.09 and 18.89	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

Division	2009 Unit Value	2009 Total Return

Diversified International Division	$2.28 and $20.97	–%
Equity Income Division	8.02	–
Government & High Quality Bond Division	2.25 and 19.27	–
International Emerging Markets Division	31.08	–
International Small Cap Division	21.74	–
LargeCap Growth Division	1.66 and 15.81	–
LargeCap Growth I Division	28.48	–
LargeCap S&P 500 Index Division	8.51, 8.88 and 9.00	–
	2.61, 2.71, 5.27,
LargeCap Value Division	6.16, 8.27 and 8.99	–
MidCap Blend Division	3.85 and 35.80	–
		32.72, 33.42 and
MidCap Growth I Division	10.62 and 11.86	33.94
MidCap Value II Division	12.17 and 18.45	–
Money Market Division	1.64 and 14.32	–
Mortgage Securities Division	–	5.15 and 5.45
Principal LifeTime Strategic Income Division	10.78	–
Principal LifeTime 2010 Division	10.88	–
Principal LifeTime 2020 Division	11.20	–
Principal LifeTime 2030 Division	10.96	–
Principal LifeTime 2040 Division	11.02	–
Principal LifeTime 2050 Division	10.97	–
Real Estate Securities Division	24.96	–
Short-Term Income Division	–	8.51 and 8.91
SmallCap Blend Division	10.14 and 12.95	–
SmallCap Growth II Division	8.43	–
SmallCap Value I Division	17.94	–

Division	2008 Unit Value	2008 Total Return

American Century VP Income & Growth Class I Division	$7.22	–%
Asset Allocation Division	19.78	–
Balanced Division	1.56 and 14.61	–
Bond & Mortgage Securities Division	1.74 and 15.82	–
Diversified International Division	1.80 and 16.48	–
Equity Income Division	6.77	–
Government & High Quality Bond Division	2.15 and 18.53	–
International Emerging Markets Division	18.55	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

Division	2008 Unit Value	2008 Total Return

International SmallCap Division	$16.33	–%
LargeCap Growth Division	1.32 and 12.61	–
LargeCap Growth I Division	18.88	–
LargeCap S&P 500 Index Division	6.82, 7.09 and 7.19	–
LargeCap Value Division	2.26, 18.56 and 27.22	–
MidCap Blend Division	2.90 and 27.10	–
MidCap Growth I Division	7.96 and 8.85	–
MidCap Value II Division	9.19 and 13.88	–
Money Market Division	1.65 and 14.47	–
Principal LifeTime Strategic Income Division	9.17	(25.31)
Principal LifeTime 2010 Division	8.81	(32.23)
Principal LifeTime 2020 Division	8.90	(35.39)
Principal LifeTime 2030 Division	8.65	(37.65)
Principal LifeTime 2040 Division	8.61	(39.38)
Principal LifeTime 2050 Division	8.54	(40.23)
Real Estate Securities Division	19.61	–
SAM Balanced Portfolio Division	–	(27.63)
SAM Conservative Balanced Portfolio Division	–	(20.78)
SAM Conservative Growth Portfolio Division	–	(34.44)
SAM Flexible Income Portfolio Division	–	(15.41)
SmallCap Blend Division	8.40 and 10.69	–
SmallCap Growth II Division	6.48	–
SmallCap Value I Division	15.63	–

Division	2007 Unit Value	2007 Total Return

AIM V.I. SmallCap Equity Series I Division	$ –	(1.43)% and 3.87%
American Century VP Income and Growth Class I Division	11.14	–
Asset Allocation Division	26.65	–
Balanced Division	2.27 and 21.41	–
Bond Division	2.11 and 19.32	–
Principal Capital Value Division	3.51, 28.99 and 42.27	–
Diversified International Division	3.36 and 31.03	–
Equity Growth Division	32.19	2.66 and 2.73
Equity Income I Division	10.38	–
Government & High Quality Bond Division	2.20 and 19.07	–
Growth Division	2.33 and 22.46	–
International Emerging Markets Division	41.62	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

Division	2007 Unit Value	2007 Total Return

International SmallCap Division	$33.26	–%
	10.98, 11.37 and
LargeCap Stock Index Division	11.55	–
MidCap Division	4.41 and 41.53	–
MidCap Growth Division	13.69 and 15.16	–
MidCap Value Division	16.60 and 24.95	–
Money Market Division	1.62 and 14.28	–
Principal LifeTime Strategic Income Division	12.20	–
Principal LifeTime 2010 Division	12.91	–
Principal LifeTime 2020 Division	13.68	–
Principal LifeTime 2030 Division	13.78	–
Principal LifeTime 2040 Division	14.11	–
Principal LifeTime 2050 Division	14.20	–
Real Estate Securities Division	29.57	–
SAM Balanced Portfolio Division	10.27	–
SAM Conservative Balanced Portfolio Division	10.24	–
SAM Conservative Growth Portfolio Division	10.27	–
SAM Flexible Income Portfolio Division	10.18	–
SAM Strategic Growth Portfolio Division	–	2.54
SmallCap Division	13.45 and 17.04	–
SmallCap Growth Division	11.15	–
SmallCap Value Division	23.22	–

Division	2006 Unit Value	2006 Total Return

American Century VP Income & Growth Class I Division	$11.25	4.83%
Asset Allocation Division	24.14	–
Balanced Division	2.17 and 20.58	–
Bond Division	2.05 and 18.92	0.35
Capital Value Division	3.53, 29.38 and 42.51	4.47
Diversified International Division	2.91 and 27.07	6.56
Equity Growth Division	30.04	–
Government & High Quality Bond Division	2.11 and 18.41	0.29
Growth Division	1.90 and 18.46	–
International Emerging Markets Division	29.66	–
International SmallCap Division	30.83	–
	10.57, 10.90 and
LargeCap Stock Index Division	11.09	3.93

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

Division	2006 Unit Value	2006 Total Return

MidCap Division	$4.05 and $38.42	4.32%
MidCap Growth Division	12.51 and 13.80	3.76
MidCap Value Division	16.98 and 25.43	4.92
Money Market Division	1.55 and 13.79	0.60
Principal LifeTime Strategic Income Division	12.10	8.89
Principal LifeTime 2010 Division	12.60	10.91
Principal LifeTime 2020 Division	13.21	13.73
Principal LifeTime 2030 Division	13.17	13.40
Principal LifeTime 2040 Division	13.41	13.70
Principal LifeTime 2050 Division	13.48	14.06
Real Estate Securities Division	36.38	3.71
Short-Term Bond Division	–	0.44
SmallCap Division	13.40 and 16.90	4.60
SmallCap Growth Division	10.76	3.49
SmallCap Value Division	25.99	4.97

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder Principal Life Insurance Company

     We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (“the Company”) as of December 31, 2010 and 2009, and the related consolidated statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2010 and 2009, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for credit derivatives embedded in beneficial interests in securitized financial assets effective July 1, 2010; for variable interest entities effective January 1, 2010; for other-than-temporary impairments on debt securities and for the treatment of noncontrolling interests effective January 1, 2009; and for its pension and other postretirement benefits effective January 1, 2008.

/s/ Ernst & Young LLP

Des Moines, Iowa March 16, 2011

Principal Life Insurance Company
Consolidated Statements of Financial Position

	December 31,
	2010	2009
	(in millions)
Assets
Fixed maturities, available-for-sale (2010 includes $257.9 million related to consolidated variable interest
entities)	$ 45,184.8	$ 43,518.4
Fixed maturities, trading (2010 includes $131.4 million related to consolidated variable interest entities)	606.9	484.8
Equity securities, available-for-sale	165.9	211.7
Equity securities, trading (2010 includes $158.6 million related to consolidated variable interest entities)	258.3	177.2
Mortgage loans	10,477.1	11,250.5
Real estate	1,052.3	1,022.2
Policy loans	878.3	881.3
Other investments (2010 includes $128.7 million related to consolidated variable interest entities of
which $128.3 million are measured at fair value under the fair value option)	1,407.6	1,398.5
Total investments	60,031.2	58,944.6
Cash and cash equivalents (2010 includes $100.0 million related to consolidated variable interest
entities)	1,546.8	2,044.5
Accrued investment income	655.7	681.7
Premiums due and other receivables	999.7	1,011.2
Deferred policy acquisition costs	3,258.8	3,454.8
Property and equipment	432.4	466.0
Goodwill	214.6	258.2
Other intangibles	139.7	145.7
Separate account assets	62,738.4	57,380.8
Other assets	921.8	1,311.3
Total assets	$ 130,939.1	$ 125,698.8

Liabilities
Contractholder funds	$ 37,092.1	$ 39,764.7
Future policy benefits and claims	16,068.1	15,944.4
Other policyholder funds	569.9	539.7
Short-term debt	294.4	312.1
Long-term debt	120.4	120.8
Income taxes currently payable	0.3	1.9
Deferred income taxes	267.8	4.9
Separate account liabilities	62,738.4	57,380.8
Other liabilities (2010 includes $433.6 million related to consolidated variable interest entities of which
$114.5 million are measured at fair value under the fair value option)	5,821.5	5,162.6
Total liabilities	122,972.9	119,231.9
Stockholder’s equity
Common stock, par value $1 per share — 5.0 million shares authorized, 2.5 million shares issued and
outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,145.0	6,408.9
Retained earnings	1,472.4	1,024.3
Accumulated other comprehensive income (loss)	195.4	(1,086.8)
Total stockholder’s equity attributable to Principal Life Insurance Company	7,815.3	6,348.9
Noncontrolling interest	150.9	118.0
Total stockholder’s equity	7,966.2	6,466.9
Total liabilities and stockholder’s equity	$ 130,939.1	$ 125,698.8

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Revenues
Premiums and other considerations	$ 3,300.3	$ 3,511.5	$ 4,005.1
Fees and other revenues	1,755.1	1,619.0	1,849.5
Net investment income	3,085.8	3,188.2	3,472.0
Net realized capital gains (losses), excluding impairment losses on available-for-sale
securities	(47.4)	6.2	(144.9)
Total other-than-temporary impairment losses on available-for-sale securities	(297.1)	(712.4)	(477.7)
Portion of impairment losses on fixed maturities, available-for-sale recognized in other
comprehensive income	56.1	260.9	—
Net impairment losses on available-for-sale securities	(241.0)	(451.5)	(477.7)
Net realized capital losses	(288.4)	(445.3)	(622.6)
Total revenues	7,852.8	7,873.4	8,704.0
Expenses
Benefits, claims and settlement expenses	4,840.6	5,005.9	5,634.0
Dividends to policyholders	219.9	242.2	267.3
Operating expenses	2,169.4	1,975.1	2,345.7
Total expenses	7,229.9	7,223.2	8,247.0
Income before income taxes	622.9	650.2	457.0
Income taxes	120.4	124.8	44.3
Net income	502.5	525.4	412.7
Net income attributable to noncontrolling interest	16.6	23.0	9.6
Net income attributable to Principal Life Insurance Company	$ 485.9	$ 502.4	$ 403.1

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder’s Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder’s
	stock	capital	earnings	income (loss)	interest	equity
				(in millions)
Balances at January 1, 2008	$ 2.5	$ 5,595.9	$ 760.8	$ 117.5	$ 89.9	$ 6,566.6
Return of capital to parent	—	(5.2)	—	—	—	(5.2)
Capital transactions of equity method investee, net of related income taxes	—	0.6		—	—	0.6
Stock-based compensation and additional related tax benefits	—	35.3	(0.8)	—	—	34.5
Dividends to parent	—	—	(5.5)	—	—	(5.5)
Distributions to noncontrolling interest	—	—	—	—	(14.7)	(14.7)
Contributions from noncontrolling interest	—	—	—	—	7.0	7.0
Effects of changing postretirement benefit plan measurement date, net of related income
taxes	—	—	0.9	(2.0)	—	(1.1)
Comprehensive loss:
Net income	—	—	403.1	—	9.6	412.7
Net unrealized losses, net	—	—	—	(4,205.1)	—	(4,205.1)
Foreign currency translation adjustment, net of related income taxes	—	—	—	(15.5)	—	(15.5)
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	(632.5)	—	(632.5)
Comprehensive loss						(4,440.4)
Balances at December 31, 2008	2.5	5,626.6	1,158.5	(4,737.6)	91.8	2,141.8
Contributions from parent	—	795.9	—	—	—	795.9
Stock-based compensation and additional related tax benefits	—	32.3	(1.5)	—	—	30.8
Dividends to parent	—	—	(645.0)	—	—	(645.0)
Distributions to noncontrolling interest	—	—	—	—	(7.1)	(7.1)
Contributions from noncontrolling interest	—	—	—	—	10.1	10.1
Purchase of subsidiary shares from noncontrolling interest	—	(45.9)	—	—	0.2	(45.7)
Effects of reclassifying noncredit component of previously recognized impairment
losses on fixed maturities, available-for-sale, net	—	—	9.9	(9.9)	—	—
Comprehensive income:
Net income	—	—	502.4	—	23.0	525.4
Net unrealized gains, net	—	—	—	3,620.9	—	3,620.9
Noncredit component of impairment losses on fixed maturities, available-for-sale, net	—	—	—	(152.9)	—	(152.9)
Foreign currency translation adjustment, net of related income taxes	—	—	—	21.6	—	21.6
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	171.1	—	171.1
Comprehensive income						4,186.1
Balances at December 31, 2009	2.5	6,408.9	1,024.3	(1,086.8)	118.0	6,466.9
Return of capital to parent	—	(301.8)	—	—	—	(301.8)
Stock-based compensation and additional related tax benefits	—	37.9	(1.7)	—	—	36.2
Distributions to noncontrolling interest	—	—	—	—	(7.8)	(7.8)
Contributions from noncontrolling interest	—	—	—	—	24.1	24.1
Effects of implementation of accounting change related to variable interest entities,
net	—	—	(10.7)	10.7	—	—
Effects of electing fair value option for fixed maturities upon implementation of
accounting change related to embedded credit derivatives, net	—	—	(25.4)	25.4	—	—
Comprehensive income:
Net income	—	—	485.9	—	16.6	502.5
Net unrealized gains, net	—	—	—	1,076.2	—	1,076.2
Noncredit component of impairment losses on fixed maturities, available-for-sale, net	—	—	—	(33.5)	—	(33.5)
Foreign currency translation adjustment, net of related income taxes	—	—	—	(4.6)	—	(4.6)
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	208.0	—	208.0
Comprehensive income						1,748.6
Balances at December 31, 2010	$ 2.5	$ 6,145.0	$ 1,472.4	$ 195.4	$ 150.9	$ 7,966.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Operating activities
Net income	$ 502.5	$ 525.4	$ 412.7
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred policy acquisition costs	201.6	93.9	375.0
Additions to deferred policy acquisition costs	(461.1)	(454.3)	(637.9)
Accrued investment income	26.0	62.3	22.3
Net cash flows for trading securities	78.8	299.9	(457.9)
Premiums due and other receivables	1.3	(124.6)	(74.9)
Contractholder and policyholder liabilities and dividends	1,165.9	1,422.3	2,010.4
Current and deferred income taxes (benefits)	29.8	35.4	(194.3)
Net realized capital losses	288.4	445.3	622.6
Depreciation and amortization expense	139.1	98.4	91.4
Mortgage loans held for sale, acquired or originated	—	(3.0)	(36.8)
Mortgage loans held for sale, sold or repaid, net of gain	1.7	17.5	18.1
Real estate acquired through operating activities	—	(19.8)	(77.5)
Real estate sold through operating activities	116.5	5.2	24.5
Stock-based compensation	36.2	30.0	23.2
Other	621.3	152.4	(58.9)
Net adjustments	2,245.5	2,060.9	1,649.3
Net cash provided by operating activities	2,748.0	2,586.3	2,062.0
Investing activities
Available-for-sale securities:
Purchases	(6,442.4)	(7,046.2)	(6,179.9)
Sales	1,491.6	3,115.5	1,087.1
Maturities	4,783.0	4,128.8	3,039.4
Mortgage loans acquired or originated	(1,189.8)	(514.8)	(3,395.7)
Mortgage loans sold or repaid	1,678.4	1,615.4	2,791.1
Real estate acquired	(53.8)	(62.2)	(33.3)
Real estate sold	—	25.3	68.7
Net purchases of property and equipment	(9.8)	(17.9)	(104.1)
Purchases of interest in subsidiaries, net of cash acquired	—	(45.7)	(18.0)
Net change in other investments	(15.1)	(8.7)	(31.5)
Net cash provided by (used in) investing activities	$ 242.1	$ 1,189.5	$ (2,776.2)

Principal Life Insurance Company
Consolidated Statements of Cash Flows — (continued)

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Financing activities
Proceeds from financing element derivatives	$ 79.3	$ 122.0	$ 142.2
Payments for financing element derivatives	(46.5)	(67.4)	(114.6)
Excess tax benefits from share-based payment arrangements	0.8	0.2	2.7
Dividends to parent	—	(645.0)	(5.5)
Capital contributions from (to) parent	(301.8)	795.9	(5.2)
Issuance of long-term debt	—	—	0.1
Principal repayments of long-term debt	(0.4)	(0.4)	(65.8)
Net proceeds from (repayments of) short-term borrowings	(17.7)	21.0	(53.3)
Investment contract deposits	4,099.9	4,220.2	11,349.0
Investment contract withdrawals	(7,343.3)	(8,752.7)	(9,813.7)
Net increase in banking operation deposits	46.2	43.9	373.1
Other	(4.3)	(5.7)	(5.4)
Net cash provided by (used in) financing activities	(3,487.8)	(4,268.0)	1,803.6
Net increase (decrease) in cash and cash equivalents	(497.7)	(492.2)	1,089.4
Cash and cash equivalents at beginning of year	2,044.5	2,536.7	1,447.3
Cash and cash equivalents at end of year	$ 1,546.8	$ 2,044.5	$ 2,536.7

Supplemental Information:
Cash paid for interest	$ 10.7	$ 14.7	$ 15.2
Cash paid for income taxes	$ 88.6	$ 107.1	$ 227.5

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2010

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries and consolidated variable interest entities (“VIEs”), have been prepared in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”). Less than majority-owned entities in which we have at least a 20% interest and limited liability companies (“LLCs”), partnerships and real estate joint ventures in which we have at least a 5% interest, are reported on the equity method in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% are accounted for under the equity or cost method depending upon the specific facts and circumstances of our ownership and involvement. All significant intercompany accounts and transactions have been eliminated. Information included in the notes to the financial statements excludes information applicable to less than majority-owned entities reported on the equity and cost methods, unless otherwise noted.

We have evaluated subsequent events through March 16, 2011, which was the date our consolidated financial statements were issued.

Reclassifications have been made to prior period financial statements to conform to the December 31, 2010, presentation. See Recent Accounting Pronouncements for impact of new accounting guidance on prior period financial statements.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Recent Accounting Pronouncements

In October 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. This guidance will be effective for us on January 1, 2012, with retrospective application permitted but not required. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

In July 2010, the FASB issued authoritative guidance that requires new and expanded disclosures related to the credit quality of financing receivables and the allowance for credit losses. Reporting entities are required to provide qualitative and quantitative disclosures on the allowance for credit losses, credit quality, impaired loans, modifications and nonaccrual and past due financing receivables. The disclosures are required to be presented on a disaggregated basis by portfolio segment and class of financing receivable. Disclosures required by the guidance that relate to the end of a reporting period were effective for us in our December 31, 2010, consolidated financial statements. See Note 5, Investments, for further details. Disclosures required by the guidance that relate to an activity that occurs during a reporting period will be effective for us on January 1, 2011, and will not have a material impact on our consolidated financial statements. In January 2011, the FASB issued authoritative guidance that deferred indefinitely the disclosures relating to troubled debt restructuring.

In April 2010, the FASB issued authoritative guidance addressing how investments held through the separate accounts of an insurance entity affect the entity’s consolidation analysis. This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. This guidance will be effective for us on January 1, 2011, and will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

In March 2010, the FASB issued authoritative guidance that amends and clarifies the guidance on evaluation of credit derivatives embedded in beneficial interests in securitized financial assets, including asset-backed securities, credit-linked notes, collateralized loan obligations and collateralized debt obligations (“CDOs”). This guidance eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. We adopted this guidance effective July 1, 2010, and within the scope of this guidance reclassified fixed maturities with a fair value of $75.3 million, from available-for-sale to trading. The cumulative change in accounting principle related to unrealized losses on these fixed maturities resulted in a net $25.4 million decrease to retained earnings, with a corresponding increase to accumulated other comprehensive income (“AOCI”).

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques.
Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level
2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S.
GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance was effective for us on January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which will be effective for us on January 1, 2011. This guidance will not have a material impact on our consolidated financial statements.

In September 2009, FASB issued authoritative guidance for measuring the fair value of certain alternative investments and to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. This guidance was effective for us on October 1, 2009, and did not have a material impact on our consolidated financial statements.

In August 2009, the FASB issued authoritative guidance to provide additional guidance on measuring the fair value of liabilities. This guidance clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset; or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. This guidance was effective for us on October 1, 2009, and did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance for the establishment of the FASB Accounting Standards
CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under federal securities laws are also sources of authoritative
U.S. GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority. This guidance was effective for us on July 1, 2009, and did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance and cash flows; and a transferor’s continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity (“QSPE”). Therefore, former QSPEs, as defined under previous accounting standards, should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance.
This guidance was effective for us on January 1, 2010, and did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Also in June 2009, the FASB issued authoritative guidance related to the accounting for VIEs, which amends prior guidance and requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise with
(1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. In addition, this guidance requires ongoing reassessments of whether an enterprise is the primary beneficiary of a
VIE. Furthermore, we are required to enhance disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a VIE. We adopted this guidance prospectively effective
January 1, 2010. Due to the implementation of this guidance, certain previously unconsolidated VIEs were consolidated and certain previously consolidated VIEs were deconsolidated. The cumulative change in accounting principle from adopting this guidance resulted in a net $10.7 million decrease to retained earnings and a net $10.7 million increase to AOCI. In February
2010, the FASB issued an amendment to this guidance. The amendment indefinitely defers the consolidation requirements for reporting enterprises’ interests in entities that have the characteristics of investment companies and regulated money market funds. This amendment was effective January 1, 2010, and did not have a material impact to our consolidated financial statements. The required disclosures are included in our consolidated financial statements. See Note 4, Variable
Interest Entities, for further details.

In April 2009, the FASB issued authoritative guidance which relates to the recognition and presentation of an other-
than-temporary impairment (“OTTI”) of securities and requires additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered other-than-temporarily impaired if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. This guidance also changes how an entity recognizes an OTTI for a debt security by separating the loss between the amount representing the credit loss and the amount relating to other factors, if a holder does not have the intent to sell or it more likely than not will not be required to sell prior to recovery of the amortized cost less any current period credit loss. Credit losses will be recognized in net income and losses relating to other factors will be recognized in other comprehensive income (“OCI”). If the holder has the intent to sell or it more likely than not will be required to sell before its recovery of amortized cost less any current period credit loss, the entire OTTI will continue to be recognized in net income. Furthermore, this guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI. We adopted this guidance effective January 1, 2009. The cumulative change in accounting principle from adopting this guidance resulted in a net $9.9 million increase to retained earnings and a corresponding decrease to accumulated OCI. The required disclosures have been included in our consolidated financial statements.

Also in April 2009, the FASB issued authoritative guidance which provides additional information on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. It also provides additional guidance on circumstances that may indicate a transaction is not orderly. Further, it requires additional disclosures about fair value measurements in annual and interim reporting periods. We adopted this guidance effective January 1, 2009, and it did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.

In January 2009, the FASB issued authoritative guidance related to the assessment of the OTTI of certain beneficial interests in securitized financial assets, which eliminated the requirement that a financial instrument holder’s best estimate of cash flows be based upon those that a market participant would use. Instead, this guidance requires the use of management’s judgment in the determination of whether it is probable there has been an adverse change in estimated cash flow. This guidance was effective for us on October 1, 2008, and did not have a material impact on our consolidated financial statements.

In December 2008, the FASB issued authoritative guidance requiring additional disclosures by public entities with continuing involvement in transfers of financial assets to special purpose entities and with variable interests in VIEs. This guidance was effective for us on October 1, 2008. We have included the required disclosures in our consolidated financial statements. See Note 4, Variable Interest Entities for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

In September 2008, the FASB issued authoritative guidance (1) requiring disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument and (2) requiring an additional disclosure about the current status of the payment/performance risk of a guarantee. This guidance was effective for us on October 1, 2008. We have included the required disclosures in our consolidated financial statements. See Note 6, Derivative Financial Instruments, for
further details relating to our credit derivatives.

In March 2008, the FASB issued authoritative guidance requiring (1) qualitative disclosures about objectives and strategies for using derivatives, (2) quantitative disclosures about fair value amounts of gains and losses on derivative instruments and related hedged items and (3) disclosures about credit-risk-related contingent features in derivative instruments.
The disclosures are intended to provide users of financial statements with an enhanced understanding of how and why derivative instruments are used, how they are accounted for and the financial statement impacts. We adopted these changes on January 1,
2009. See Note 6, Derivative Financial Instruments, for further details.

In December 2007, the FASB issued authoritative guidance requiring that the acquiring entity in a business combination establish the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed, including any noncontrolling interests, and requires the acquirer to disclose additional information needed to more comprehensively evaluate and understand the nature and financial effect of the business combination. In addition, direct acquisition costs are to be expensed. We adopted this guidance on January 1, 2009, and all requirements are applied prospectively.

Also in December 2007, the FASB issued authoritative guidance mandating the following changes to noncontrolling interests:

(1) Noncontrolling interests are to be treated as a separate component of equity, rather than as a liability or other item outside of equity.
(2) Net income includes the total income of all consolidated subsidiaries, with separate disclosures on the face of the statement of operations of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income.
(3) This guidance revises the accounting requirements for changes in a parent’s ownership interest when the parent retains control and for changes in a parent’s ownership interest that results in deconsolidation.

We adopted this guidance on January 1, 2009. Presentation and disclosure requirements have been applied retrospectively for all periods presented. All other requirements have been applied prospectively.

In February 2007, the FASB issued authoritative guidance permitting entities to choose, at specified election dates, to measure eligible financial instruments and certain other items at fair value that are not currently required to be reported at fair value. Unrealized gains and losses on items for which the fair value option is elected shall be reported in net income. The decision about whether to elect the fair value option (1) is applied instrument by instrument, with certain exceptions (2) is irrevocable and (3) is applied to an entire instrument and not only to specified risks, specific cash flows, or portions of that instrument. This guidance also requires additional disclosures that are intended to facilitate comparisons between entities that choose different measurement attributes for similar assets and liabilities and between assets and liabilities in the financial statements of an entity that selects different measurement attributes for similar assets and liabilities. At the effective date, the fair value option may be elected for eligible items that exist at that date and the effect of the first remeasurement to fair value for those items should be reported as a cumulative effect adjustment to retained earnings. We adopted this guidance on January 1,
2008, and the resulting cumulative effect of the change in accounting principle was immaterial. Therefore, the pre-tax cumulative effect of the change in accounting principle is reflected in net realized capital gains (losses). Election of this option upon acquisition or assumption of eligible items could introduce period to period volatility in net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

In September 2006, the FASB issued authoritative guidance related to defined benefit pension plans and other postretirement benefit plans, which eliminated the ability to choose a measurement date by requiring that plan assets and benefit obligations be measured as of the annual balance sheet date. This guidance was effective for us on December 31, 2008. For
2007, we used a measurement date of October 1 for the measurement of plan assets and benefit obligations. Two transition methods were available when implementing the change in measurement date for 2008. We chose the alternative that allowed us to use the October 1, 2007, measurement date as a basis for determining the 2008 expense and transition adjustment. The effect of changing the measurement date resulted in a $0.9 million increase to retained earnings and a $2.0 million decrease to accumulated OCI in the first quarter of 2008.

In September 2006, the FASB issued authoritative guidance for using fair value to measure assets and liabilities, which applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not expand the use of fair value measurement. This guidance establishes a fair value hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy. In February 2008, the FASB deferred the effective date of this guidance for one year for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a nonrecurring basis. In February 2008, the
FASB issued authoritative guidance excluding instruments covered by lease accounting and its related interpretive guidance from the scope of its fair value measurement guidance. In October 2008, the FASB issued authoritative guidance which clarifies the application of its fair value measurement guidance in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is inactive. Our adoption of the
FASB’s fair value measurement guidance on January 1, 2008, for assets and liabilities measured at fair value on a recurring basis and financial assets and liabilities measured at fair value on a nonrecurring basis did not have a material impact on our consolidated financial statements. We deferred the adoption for nonfinancial assets and liabilities measured at fair value on a nonrecurring basis until January 1, 2009, which also did not have a material impact on our consolidated financial statements. See
Note 15, Fair Value Measurements, for further details.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

• the fair value of investments in the absence of quoted market values;
• investment impairments and valuation allowances;
• the fair value of and accounting for derivatives;
• the deferred policy acquisition costs (“DPAC”) and other actuarial balances where the amortization is based on estimated gross profits;
• the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;
• the liability for future policy benefits and claims;
• the value of our pension and other postretirement benefit obligations and
• accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Investments

Fixed maturities include bonds, mortgage-backed securities, redeemable preferred stock and certain nonredeemable preferred stock. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on trading securities are reflected in net realized capital gains (losses).

The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities is adjusted for declines in value that are other than temporary.
Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities reported in OCI. See further discussion in
Note 4, Investments. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease.
We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $41.7 million and $23.8 million as of December 31, 2010 and 2009, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other than temporary impairments of securities and subsequent recoveries, mark-to-market adjustments on trading securities, mark-to-
market adjustments on certain seed money investments, fair value and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision and subsequent commercial mortgage loan recoveries and impairments of real estate held for investment. Investment gains and losses on sales of certain real estate held for sale, which do not meet the criteria for classification as a discontinued operation are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate collars, swaptions, futures, currency swaps, credit default swaps and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15,
Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:
(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b) a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c) a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income.
At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.
We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Participating business represented approximately 16%, 17% and 17% of our life insurance in force and 53%, 55% and
57% of the number of life insurance policies in force at December 31, 2010, 2009 and 2008, respectively. Participating business represented approximately 67%, 68% and 68% of life insurance premiums for the years ended December 31, 2010, 2009 and
2008, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

The liability for unpaid disability and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage.
Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and field expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable.
Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

DPAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins.
This amortization is adjusted in the current period when estimated gross profits are revised. For individual variable life insurance, individual variable annuities and group annuities which have separate account equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. The DPAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Policy Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing
DPAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DPAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2010 and 2009, our largest exposures to a single third-party reinsurer in our individual life insurance business was $23.3 billion and $22.0 billion of life insurance in force, representing 15% and 14% of total net individual life insurance in force, respectively. The financial statement exposure is limited to the reinsurance recoverable related to this single third party reinsurer, which was $27.5 million and $26.8 million at
December 31, 2010 and 2009, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Premiums and other considerations:
Direct	$ 3,604.0	$ 3,807.9 $	4,290.5
Assumed	3.5	5.2	9.7
Ceded	(307.2)	(301.6)	(295.1)
Net premiums and other considerations	$ 3,300.3	$ 3,511.5 $	4,005.1
Benefits, claims and settlement expenses:
Direct	$ 5,007.4	$ 5,234.0 $	5,853.7
Assumed	36.8	38.9	43.5
Ceded	(203.6)	(267.0)	(263.2)
Net benefits, claims and settlement expenses	$ 4,840.6	$ 5,005.9 $	5,634.0

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Separate Accounts

The separate account assets presented in the consolidated financial statements represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations.
Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2010 and 2009, the separate accounts include a separate account valued at $221.7 million and
$191.5 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding
Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized.
Rather, they are tested for impairment during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level to which it was assigned. A reporting unit is an operating segment or a business one level below that operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset.
If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Related Party Transaction

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2010, 2009 and 2008, we received $210.8 million, $196.1 million and $199.2 million, respectively, of expense reimbursements from affiliated entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

2. Related Party Transaction — (continued)

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $547.5 million and $458.7 million at December 31, 2010 and 2009, respectively, and earned interest of $1.4 million, $1.3 million and $10.9 million during 2010, 2009 and 2008, respectively.

We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $178.9 million and
$5.0 million as of December 31, 2010 and 2009, respectively. In addition, we had assumed reinsurance expenses of $115.2 million and $2.8 million for the years ended December 31, 2010 and 2009, respectively.

We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on our behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $282.4 million, $172.7 million and $101.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was
$61.4 million, $57.8 million and $145.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Investor	Global	Insurance
	Services	Investors	Solutions	Corporate	Consolidated
(in millions)
Balances at December 31, 2009	$ 18.7	$ 152.5	$ 43.4	$ 43.6	$ 258.2

Balances at January 1, 2010	$ 18.7	$ 152.5	$ 43.4	$ 43.6	$ 258.2
Impairment	—	—	—	(43.6)	(43.6)
Balances at December 31, 2010	$ 18.7	$ 152.5	$ 43.4	$ —	$ 214.6

On September 30, 2010, we announced our decision to exit the group medical insurance business. This event constituted a substantive change in circumstances that would more likely than not reduce the fair value of our group medical insurance reporting unit below its carrying amount. Accordingly, we performed an interim goodwill impairment test as of
September 30, 2010. As a result of the shortened period of projected cash flows, we determined that the goodwill related to this reporting unit within our Corporate operating segment was impaired and it was written down to a value of zero. We recorded a $43.6 million pre-tax impairment loss as an operating expense in the consolidated statements of operations during the year ended December 31, 2010.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

3. Goodwill and Other Intangible Assets— (continued)
Finite Lived Intangible Assets
Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 18 years were as follows:

December 31,
		2010			2009
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount
(in millions)
Total finite lived intangible assets	$ 74.8	$ 29.6	$ 45.2	$ 80.3	$ 29.1	$ 51.2

During 2010, we recorded a $1.6 million pre-tax impairment loss as an operating expense related to finite lived intangible assets with a gross carrying amount of $5.5 million and $3.9 million of accumulated amortization at the time of impairment resulting from our decision to exit the group medical insurance business. We had no significant impairments in 2009 and 2008. The amortization expense for intangible assets with finite useful lives was $4.5 million, $6.0 million and $8.3 million for 2010, 2009 and 2008, respectively. At December 31, 2010, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2011	$ 4.4
2012	4.2
2013	3.7
2014	3.5
2015	2.0

Indefinite Lived Intangible Assets

The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31,
2010 and 2009. This represents our share of the purchase price from our parent’s December 31, 2006, acquisition of WM
Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.

4. Variable Interest Entities
We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary we are required to consolidate the entity in our financial statements. On January 1, 2010, we adopted authoritative guidance that changed the method of determining the primary beneficiary of a VIE. Prior to January 1, 2010, the primary beneficiary was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance identifies the primary beneficiary of a VIE as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. We assess whether we are the primary beneficiary of VIEs we have relationships with on an ongoing basis. See further discussion of the adoption in Note 1, Nature of
Operations and Significant Accounting Policies.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. As our interest-only certificates are exposed to the majority of the risk of loss due to interest rate risk, we determined we were the primary beneficiary prior to January 1, 2010. Beginning January 1, 2010, we determined we remain the primary beneficiary as a result of our contribution of securities into the trusts.

Collateralized Private Investment Vehicles

We invest in synthetic CDOs, collateralized bond obligations, collateralized loan obligations, collateralized commodity obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives, financial guarantees and the notes due at maturity or termination of the trusts.

Prior to January 1, 2010, we determined we were the primary beneficiary of a certain number of these entities due to the nature of our direct investment in the VIEs. As of December 31, 2009, we consolidated five collateralized private investment vehicles with assets of $135.6 million. Upon adoption of the new accounting guidance as of January 1, 2010, we determined we were no longer the primary beneficiary of three of these entities with assets of $65.4 million. For these three entities, we do not control the decisions affecting the economic performance of the entities and we were not involved with the design of the entities.
As of December 31, 2010, we continue to hold $53.9 million of investments in these entities classified on the consolidated statements of financial position as fixed maturities, available-for-sale or fixed maturities, trading. We also determined we are the primary beneficiary of two additional collateralized private investment vehicles. For all the collateralized structures consolidated as of December 31, 2010, we are the primary beneficiary because we act as the investment manager of the underlying portfolio and we have an ownership interest.

In October 2009, a synthetic CDO we had previously consolidated was terminated. During the year ended December
31, 2009, we recognized a pre-tax gain of $49.8 million related to the change in fair value and termination of the credit default swaps within the VIE. We were considered the primary beneficiary due to our direct investment in the VIE and management of the synthetic reference portfolios.

Commercial Mortgage-Backed Securities

In September 2000, we sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. Prior to January 1, 2010, this entity was scoped out of the consolidation guidance as a QSPE. Based on the new accounting guidance, the previous scope exception for QSPEs no longer exists and this entity is now a VIE due to the entity having insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class which controls the unilateral kick out rights of the special servicer.

Hedge Funds

We are a general partner with an insignificant equity ownership in various hedge funds. These entities are deemed VIEs due to the equity owners not having decision-making ability. Before January 1, 2010, we consolidated these VIEs due to our related parties’ ownership. Beginning January 1, 2010, we continue to consolidate these entities due to our control through our management relationship, related party ownership and our fee structure in certain of these funds. These entities contain various fixed maturities held as available-for-sale and trading and equity securities held as trading.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated
VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicles	CMBS	Hedge funds (2)	Total
			(in millions)
December 31, 2010
Fixed maturities, available-for-sale	$ 243.1	$ 14.8	$ —	$ —	$ 257.9
Fixed maturities, trading	—	131.4	—	—	131.4
Equity securities, trading	—	—	—	158.6	158.6
Other investments	—	—	128.4	0.3	128.7
Cash and cash equivalents	—	55.0	—	45.0	100.0
Accrued investment income	0.7	0.1	0.8	—	1.6
Premiums due and other receivables	—	1.6	—	13.9	15.5
Total assets	$ 243.8	$ 202.9	$ 129.2	$ 217.8	$ 793.7
Deferred income taxes	$ 2.4	$ —	$ —	$ —	$ 2.4
Other liabilities (1)	135.8	132.6	94.1	71.1	433.6
Total liabilities	$ 138.2	$ 132.6	$ 94.1	$ 71.1	$ 436.0
December 31, 2009
Fixed maturities, available-for-sale	$ 226.6	$ 59.2	$ —	$ —	$ 285.8
Fixed maturities, trading	—	19.8	—	—	19.8
Equity securities, trading	—	—	—	90.9	90.9
Cash and cash equivalents	—	55.0	—	45.1	100.1
Accrued investment income	0.8	0.2	—	—	1.0
Premiums due and other receivables	—	1.4	—	18.1	19.5
Total assets	$ 227.4	$ 135.6	$ —	$ 154.1	$ 517.1
Deferred income taxes	$ 2.7	$ —	$ —	$ —	$ 2.7
Other liabilities (1)	89.1	24.6	—	43.1	156.8
Total liabilities	$ 91.8	$ 24.6	$ —	$ 43.1	$ 159.5

(1) Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities;
collateralized private investment vehicles include derivative liabilities, financial guarantees and obligation to redeem notes at maturity or termination of the trust; CMBS includes obligation to the bondholders; and hedge funds include liabilities to securities brokers.

(2) The consolidated statements of financial position included a $145.9 million and $110.2 million as of December 31, 2010 and 2009, respectively, noncontrolling interest for hedge funds.

We did not provide financial or other support to investees designated as VIEs for the years ended December 31, 2010 and 2009.

Unconsolidated Variable Interest Entities

Invested Securities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in securities issued by these VIEs are reported in fixed maturities, available-for-sale and fixed maturities, trading in the consolidated statements of financial position and are described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Variable Interest Entities — (continued)

VIEs include CMBS, residential mortgage-backed securities and asset-backed securities. All of these entities were deemed VIEs upon the removal of the QSPE scope exception because the equity within these entities is insufficient to sustain them. We currently are not the primary beneficiary in any of the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs.
These include cash and synthetic structures that we do not manage. We are currently not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. Prior to January 1, 2010, we had performed a quantitative analysis and concluded that although we held a significant variable interest in these entities we were not the primary beneficiary due to lack of majority of the risk of loss or because they were scoped out as a QSPE. Beginning January 1, 2010, we concluded we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

Prior to January 1, 2010, we were only required to disclose information about carrying value and maximum loss exposure for our significant unconsolidated VIEs. The carrying value and maximum loss exposure for our unconsolidated
VIEs as of December 31, 2010, and for our significant unconsolidated VIEs as of December 31, 2009, were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2010
Fixed maturities, available-for-sale:
Corporate	$ 429.0	$ 367.7
Residential mortgage-backed securities	3,164.0	3,047.9
Commercial mortgage-backed securities	3,842.2	4,424.9
Collateralized debt obligations	293.0	380.5
Other debt obligations	3,114.1	3,184.9
Fixed maturities, trading:
Residential mortgage-backed securities	130.3	130.3
Commercial mortgage-backed securities	5.1	5.1
Collateralized debt obligations	87.2	87.2
Other debt obligations	88.9	88.9

December 31, 2009
Fixed maturities, available-for-sale:
Corporate	$ 162.8	$ 144.2

(1) Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and to fair value for our fixed maturities, trading.

Sponsored Investment Funds

We provide asset management and other services to certain investment structures that are considered VIEs as we generally earn management fees and in some instances performance based fees. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments
Fixed Maturities and Equity Securities
The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

				Other-than-
		Gross	Gross	temporary
		unrealized	unrealized	impairments in
	Amortized cost	gains	losses	AOCI	Fair value
	(in millions)
December 31, 2010
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 529.1	$ 20.7	$ 0.1	$ —	$ 549.7
Non-U.S. governments	389.3	34.9	—	—	424.2
States and political subdivisions	2,615.0	64.7	23.3	—	2,656.4
Corporate	29,917.7	1,725.1	483.6	18.0	31,141.2
Residential mortgage-backed securities	3,047.9	122.0	5.9	—	3,164.0
Commercial mortgage-backed securities	4,424.9	118.0	506.1	194.6	3,842.2
Collateralized debt obligations	380.5	1.7	51.8	37.4	293.0
Other debt obligations	3,184.9	53.7	40.0	84.5	3,114.1
Total fixed maturities, available-for-sale	$ 44,489.3	$ 2,140.8	$ 1,110.8	$ 334.5	$ 45,184.8
Total equity securities, available-for-sale	$ 177.3	$ 6.8	$ 18.2		$ 165.9
December 31, 2009
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 530.4	$ 8.7	$ 0.5	$ —	$ 538.6
Non-U.S. governments	421.1	42.4	1.1	—	462.4
States and political subdivisions	2,008.7	53.4	13.5	—	2,048.6
Corporate	30,592.6	1,222.0	989.6	58.0	30,767.0
Residential mortgage-backed securities	3,019.1	86.0	3.8	—	3,101.3
Commercial mortgage-backed securities	4,898.0	20.9	1,211.5	107.7	3,599.7
Collateralized debt obligations	607.5	1.8	200.7	39.0	369.6
Other debt obligations	2,900.2	34.5	229.8	73.7	2,631.2
Total fixed maturities, available-for-sale	$ 44,977.6	$ 1,469.7	$ 2,650.5	$ 278.4	$ 43,518.4
Total equity securities, available-for-sale	$ 229.9	$ 16.1	$ 34.3		$ 211.7

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2010, by expected maturity, were as follows:

	Amortized
	cost	Fair value
	(in millions)
Due in one year or less	$ 2,325.6	$ 2,364.7
Due after one year through five years	13,357.5	13,937.6
Due after five years through ten years	8,495.7	8,919.3
Due after ten years	9,272.3	9,549.9
Subtotal	33,451.1	34,771.5
Mortgage-backed and other asset-backed securities	11,038.2	10,413.3
Total	$ 44,489.3	$ 45,184.8

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

Net Investment Income

Major categories of net investment income are summarized as follows:
	For the year ended December 31,
	2010	2009	2008
		(in millions)
Fixed maturities, available-for-sale	$ 2,500.1	$ 2,587.0	$ 2,748.3
Fixed maturities, trading	21.1	29.8	30.5
Equity securities, available-for-sale	11.4	16.8	16.2
Equity securities, trading	0.7	0.3	0.4
Mortgage loans	630.2	675.3	743.2
Real estate	57.1	35.8	54.0
Policy loans	54.9	57.0	54.1
Cash and cash equivalents	4.8	9.1	63.0
Derivatives	(153.2)	(128.3)	(56.8)
Other	47.1	15.9	(31.0)
Total	3,174.2	3,298.7	3,621.9
Investment expenses	(88.4)	(110.5)	(149.9)
Net investment income	$ 3,085.8	$ 3,188.2	$ 3,472.0

Net Realized Capital Gains and Losses
The major components of net realized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Fixed maturities, available-for-sale:
Gross gains	$ 56.9	$ 109.0	$ 39.3
Gross losses	(339.5)	(701.9)	(436.2)
Portion of OTTI losses recognized in OCI	56.1	260.9	—
Hedging, net	142.2	(229.1)	496.3
Fixed maturities, trading	7.4	50.8	(41.1)
Equity securities, available-for-sale:
Gross gains	8.8	26.3	12.0
Gross losses	(3.2)	(46.2)	(56.6)
Equity securities, trading	24.2	37.3	(62.7)
Mortgage loans	(150.7)	(153.1)	(44.3)
Derivatives	(142.0)	230.1	(595.7)
Other	51.4	(29.4)	66.4
Net realized capital losses	$ (288.4)	$ (445.3)	$ (622.6)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were
$1.4 billion, $3.0 billion and $1.1 billion in 2010, 2009 and 2008, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

During first quarter 2009, we adopted authoritative guidance that changed the recognition and presentation of other-
than-temporary impairments. See further discussion of the adoption in Note 1, Nature of Operations and Significant Accounting
Policies. The recognition provisions of the guidance apply only to debt securities classified as available-for-sale and held-to-
maturity, while the presentation and disclosure requirements apply to both debt and equity securities.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and
(6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. Prior to 2009, our ability and intent to hold fixed maturities for a period of time that allowed for a recovery in value was considered rather than our intent to sell these securities. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are now recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, less any current period credit loss, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, less any current period credit loss, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI. Prior to 2009, other-than-temporary impairments on fixed maturities were recorded in net income in their entirety and the amount recognized was the difference between amortized cost and fair value.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The asset-backed securities cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Fixed maturities, available-for-sale	$ (300.8)	$ (692.2)	$ (430.4)
Equity securities, available-for-sale	3.7	(20.2)	(47.3)
Total other-than-temporary impairment losses, net of recoveries from the sale of
previously impaired securities	$ (297.1)	$ (712.4)	$ (477.7)

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

The change in accumulated credit losses associated with other-than-temporary impairments on fixed maturities for which an amount related to credit losses was recognized in net realized capital gains (losses) and an amount related to noncredit losses was recognized in OCI (“bifurcated OTTI”) is summarized as follows:

	For the year ended December 31,
	2010	2009
	(in millions)
Total other-than-temporary impairments on fixed maturities for which an amount related to
noncredit losses was recognized in OCI	$ (180.6) $	(448.7)
Noncredit loss recognized in OCI	56.1	260.9
Credit loss impairment recognized in net realized capital losses (1)	$ (124.5) $	(187.8)

(1) Includes additions to bifurcated credit losses recognized in net realized capital gains (losses) during the period for fixed maturities for which an other-than-temporary impairment was not previously recognized and additional credit losses for previously recognized other-than-temporary impairments of $222.1 million and $221.2 million for the years ended
December 31, 2010 and 2009, respectively. These losses were offset by reductions for previously recognized bifurcated credit losses on fixed maturities now sold or intended to be sold and fixed maturities reclassified from available-for-sale to trading due to the adoption of new accounting guidance, which did not impact net income for the period, of $97.6 million and $33.4 million for the years ended December 31, 2010 and 2009, respectively. See the credit loss rollforward table below for further details on bifurcated credit losses.

Non-bifurcated other-than-temporary impairment losses, net of recoveries from the sale of previously impaired available-
for-sale securities, for fixed maturities recognized in net realized capital gains (losses) during the period were $22.6 million and $210.1 million for the years ended December 31, 2010 and 2009, respectively.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2010	2009
	(in millions)
Beginning balance	$ (204.7)	$ (18.5)
Credit losses for which an other-than-temporary impairment was not previously
recognized	(112.4)	(168.5)
Credit losses for which an other-than-temporary impairment was previously recognized	(109.7)	(52.7)
Reduction for credit losses previously recognized on fixed maturities now sold or intended
to be sold	53.2	33.4
Reduction for credit losses previously recognized on fixed maturities reclassified to
trading (1)	44.4	—
Reduction for positive changes in cash flows expected to be collected and amortization (2)	3.5	1.6
Ending balance	$ (325.7)	$ (204.7)

(1) Fixed maturities previously classified as available-for-sale have been reclassified to trading as a result of electing the fair value option upon adoption of accounting guidance related to the evaluation of credit derivatives embedded in beneficial interests in securitized financial assets.
(2) Amounts are recognized in net investment income.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
5. Investments — (continued)

	December 31, 2010
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Carrying	unrealized	Carrying	unrealized	Carrying	unrealized
	value	losses	value	losses	value	losses
			(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 14.9	$ 0.1	$ —	$ —	$ 14.9	$ 0.1
States and political subdivisions	771.0	18.4	44.2	4.9	815.2	23.3
Corporate	2,189.5	57.5	3,759.9	444.1	5,949.4	501.6
Residential mortgage-backed securities	384.9	5.9	—	—	384.9	5.9
Commercial mortgage-backed securities	340.1	4.9	1,186.4	695.8	1,526.5	700.7
Collateralized debt obligations	10.4	0.5	233.0	88.7	243.4	89.2
Other debt obligations	401.5	8.4	578.4	116.1	979.9	124.5
Total fixed maturities, available-for-sale	$ 4,112.3	$ 95.7	$ 5,801.9	$ 1,349.6	$ 9,914.2	$ 1,445.3
Total equity securities, available-for-sale	$ 47.3	$ 7.2	$ 77.0	$ 11.0	$ 124.3	$ 18.2

Our consolidated portfolio consists of fixed maturities where 77% were investment grade (rated AAA through BBB-)
with an average price of 87 (carrying value/amortized cost) at December 31, 2010. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2010, due to a decline in interest rates and a tightening of credit spreads primarily in the corporate and commercial mortgage-backed securities sectors.

For those securities that had been in a loss position for less than twelve months, our consolidated portfolio held 534 securities with a carrying value of $4,112.3 million and unrealized losses of $95.7 million reflecting an average price of 98 at
December 31, 2010. Of this portfolio, 94% was investment grade (rated AAA through BBB-) at December 31, 2010, with associated unrealized losses of $88.7 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio held 773 securities with a carrying value of $5,801.9 million and unrealized losses of $1,349.6 million. The average rating of this portfolio was BBB with an average price of 81 at December 31, 2010. Of the $1,349.6 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $695.8 million in unrealized losses with an average price of 63 and an average credit rating of BBB. The remaining unrealized losses consist primarily of $444.1 million within the corporate sector at December 31, 2010. The average price of the corporate sector was 89 and the average credit rating was BBB. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2010.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
5. Investments — (continued)

	December 31, 2009
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Carrying	unrealized	Carrying	unrealized	Carrying	unrealized
	value	losses	value	losses	value	losses
			(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 32.7	$ 0.4	$ 1.0	$ 0.1	$ 33.7	$ 0.5
Non-U.S. governments	9.6	0.4	30.2	0.7	39.8	1.1
States and political subdivisions	242.8	1.9	247.9	11.6	490.7	13.5
Corporate	2,183.3	54.1	7,474.5	993.5	9,657.8	1,047.6
Residential mortgage-backed securities	489.9	3.7	0.6	0.1	490.5	3.8
Commercial mortgage-backed securities	468.1	16.7	2,217.3	1,302.5	2,685.4	1,319.2
Collateralized debt obligations	—	—	366.1	239.7	366.1	239.7
Other debt obligations	312.9	23.3	902.3	280.2	1,215.2	303.5
Total fixed maturities, available-for-sale	$ 3,739.3	$ 100.5	$ 11,239.9	$ 2,828.4	$ 14,979.2	$ 2,928.9
Total equity securities, available-for-sale	$ 4.4	$ 0.1	$ 116.1	$ 34.2	$ 120.5	$ 34.3

Our consolidated portfolio consists of fixed maturities where 83% were investment grade (rated AAA through BBB-)
with an average price of 84 (carrying value/amortized cost) at December 31, 2009. Due to the credit disruption that began in the last half of 2007 and continued into first quarter of 2009, which reduced liquidity and led to wider credit spreads, we saw an increase in unrealized losses in our securities portfolio. The unrealized losses were more pronounced in the Corporate sector and in structured products, such as commercial mortgage-backed securities, collateralized debt obligations and asset-backed securities (included in other debt obligations). During the second quarter of 2009 and continuing through the end of the year, a narrowing of credit spreads and improvement in liquidity resulted in a decrease in the unrealized losses in our securities portfolio relative to year-end 2008.

For those securities that had been in a loss position for less than twelve months, our consolidated portfolio held 406 securities with a carrying value of $3,739.3 million and unrealized losses of $100.5 million reflecting an average price of 97 at
December 31, 2009. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2009, with associated unrealized losses of $82.7 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio held 1,481 securities with a carrying value of $11,239.9 million and unrealized losses of $2,828.4 million. The average rating of this portfolio was BBB+ with an average price of 80 at December 31, 2009. Of the $2,828.4 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $1,302.5 million in unrealized losses with an average price of 63 and an average credit rating of AA-. The remaining unrealized losses consist primarily of $993.5 million within the
Corporate sector at December 31, 2009. The average price of the Corporate sector was 88 and the average credit rating was
BBB. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2009.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-
sale and derivative instruments are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments net of adjustments related to DPAC, sales inducements, unearned revenue reserves and applicable income taxes was as follows:
		December 31,
		2010	2009
		(in millions)
Net unrealized gains (losses) on fixed maturities, available-for-sale (1)	$ 957.2		$ (1,180.8)
Noncredit component of impairment losses on fixed maturities, available-for-sale		(334.5)	(260.9)
Net unrealized losses on equity securities, available-for-sale		(11.4)	(18.2)
Adjustments for assumed changes in amortization patterns		(273.8)	211.9
Net unrealized gains on derivative instruments		122.4	90.4
Net unrealized gains on equity method subsidiaries and noncontrolling interest adjustments		74.9	103.2
Provision for deferred income tax benefits (taxes)		(186.3)	370.1
Effects of implementation of accounting change related to variable interest entities, net		10.7	—
Effects of electing fair value option for fixed maturities upon implementation of accounting
changes related to embedded credit derivatives, net		25.4	—
Effects of reclassifying noncredit component of previously recognized impairment losses on
fixed maturities, available-for-sale, net		—	(9.9)
Net unrealized gains (losses) on available-for-sale securities and derivative instruments	$ 384.6		$ (694.2)

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan
We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:
	December 31,
	2010		2009
	(in millions)

Commercial mortgage loans	$ 9,680.2	$ 10,254.4
Residential mortgage loans	915.2		1,157.4
Total amortized cost	10,595.4		11,411.8

Valuation allowance	(118.3)		(161.3)
Total carrying value	$ 10,477.1	$ 11,250.5

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on fully or near fully leased properties. Commercial mortgage loans represent a primary area of credit risk exposure.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31,
	2010		2009
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
		($ in millions)
Geographic distribution
New England	$ 430.3	4.4% $	446.3	4.4%
Middle Atlantic	1,648.4	17.0	1,535.4	15.0
East North Central	841.1	8.7	941.8	9.2
West North Central	466.7	4.8	504.3	4.9
South Atlantic	2,358.1	24.4	2,641.9	25.8
East South Central	231.5	2.4	300.0	2.9
West South Central	548.6	5.7	672.1	6.5
Mountain	691.0	7.1	835.4	8.1
Pacific	2,464.5	25.5	2,377.2	23.2
Total	$ 9,680.2	100.0% $	10,254.4	100.0%
Property type distribution
Office	$ 2,886.2	29.8% $	2,782.1	27.1%
Retail	2,503.0	25.9	2,782.0	27.1
Industrial	2,334.5	24.1	2,394.4	23.4
Apartments	1,138.1	11.8	1,415.2	13.8
Hotel	471.8	4.9	497.2	4.8
Mixed use/other	346.6	3.5	383.5	3.8
Total	$ 9,680.2	100.0% $	10,254.4	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $719.3 million and $912.2 million and first lien mortgages with an amortized cost of $195.9 million and $245.2 million as of December
31, 2010 and 2009, respectively. Our residential home equity mortgages are concentrated in the United States and are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis results in expected credit losses comparable to equivalent bond ratings. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

Our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2010
	Brick and mortar	CTL	Total
		(in millions)
A- and above	$ 4,780.1	$ 324.7	$ 5,104.8
BBB+ thru BBB-	2,629.5	249.5	2,879.0
BB+ thru BB-	726.1	38.5	764.6
B+ and below	927.9	3.9	931.8
Total	$ 9,063.6	$ 616.6	$ 9,680.2

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-
performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

Our performing and non-performing residential mortgage loans were as follows:
	December 31, 2010
	Home equity	First liens	Total
		(in millions)
Performing	$ 705.0 $	186.2	$ 891.2
Nonperforming	14.3	9.7	24.0
Total	$ 719.3 $	195.9	$ 915.2

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Mortgage loans on non-accrual status were as follows:
December 31, 2010
(in millions)
Commercial:
Brick and mortar	$ 67.1
Residential:
Home equity	14.3
First liens	9.7
Total	$ 91.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)
The aging of mortgage loans was as follows:

	December 31, 2010
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
				(in millions)
Commercial-brick and mortar	$ —	$ 22.5	$ 9.1	$ 31.6	$ 9,032.0	$ 9,063.6
Commercial-CTL	—	—	—	—	616.6	616.6
Residential-home equity	9.3	4.5	9.2	23.0	696.3	719.3
Residential-first liens	1.5	2.0	7.0	10.5	185.4	195.9
Total	$ 10.8	$ 29.0	$ 25.3	$ 65.1	$ 10,530.3	$ 10,595.4

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of December
31, 2010.

Mortgage Loan Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we expect to incur a loss. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral.
Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. When a valuation allowance is established, subsequent recoveries are removed from the valuation allowance and subsequent losses are added to the valuation allowance. The change in the valuation allowance is included in net realized capital gains (losses) on our consolidated statements of operations.

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by major product type and/or risk level with an estimated loss ratio applied against each product type and/or risk level. The loss ratio is generally based upon historic loss experience for each loan type as adjusted for certain environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions.
Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral, and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
		(in millions)
December 31, 2010
Beginning balance	$ 132.5	$ 28.8	$ 161.3
Provision	54.1	97.5	151.6
Charge-offs	(106.0)	(89.7)	(195.7)
Recoveries	—	1.1	1.1
Ending balance	$ 80.6	$ 37.7	$ 118.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$ 9.1	$ 3.0	$ 12.1
Collectively evaluated for impairment	71.5	34.7	106.2
Allowance ending balance	$ 80.6	$ 37.7	$ 118.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$ 29.8	$ 16.1	$ 45.9
Collectively evaluated for impairment	9,650.4	899.1	10,549.5
Loan ending balance	$ 9,680.2	$ 915.2	$ 10,595.4
December 31, 2009
Beginning balance	$ 57.0	$ 12.1	$ 69.1
Provision	115.4	32.9	148.3
Charge-offs/recoveries	(39.9)	(16.2)	(56.1)
Ending balance	$ 132.5	$ 28.8	$ 161.3
December 31, 2008
Beginning balance	$ 42.8	$ 5.7	$ 48.5
Provision	42.2	11.5	53.7
Charge-offs/recoveries	(28.0)	(5.1)	(33.1)
Ending balance	$ 57.0	$ 12.1	$ 69.1

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We sold $34.1 million of commercial mortgage loans as of December 31, 2010.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

Impaired Mortgage Loans

Impaired mortgage loans include loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or troubled debt restructurings. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, for each reporting period and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

		Unpaid		Average
	Recorded	principal	Related	recorded	Interest income
	investment	balance	allowance	investment	recognized
(in millions)
For the year ended, December 31, 2010
With no related allowance recorded:
Commercial-brick and mortar	$ 22.5	$ 28.9	$ —	$ 13.4	$ 1.1
Residential-first liens	5.3	5.2	—	5.3	—
With an allowance recorded:
Commercial-brick and mortar	29.8	29.7	9.1	77.2	1.8
Residential-home equity	11.5	11.2	2.4	12.2	—
Residential-first liens	4.6	4.6	0.6	11.7	—
Total:
Commercial	$ 52.3	$ 58.6	$ 9.1	$ 90.6	$ 2.9
Residential	$ 21.4	$ 21.0	$ 3.0	$ 29.2	$ —
For the year ended, December 31, 2009
Total:
Commercial	$ 120.7	$ 120.5	$ 43.8	$ 97.6	$ 0.3
Residential	$ 10.2	$ 14.7	$ 6.3	$ 12.5	$ —
For the year ended, December 31, 2008
Total:
Commercial	$ 74.4	$ 74.4	$ 13.4	$ 45.7	$ 0.1
Residential	$ 14.7	$ 14.7	$ 4.5	$ 15.5	$ —

Real Estate

Depreciation expense on invested real estate was $41.1 million, $41.7 million and $32.1 million in 2010, 2009 and
2008, respectively. Accumulated depreciation was $331.2 million and $290.1 million as of December 31, 2010 and 2009, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Investments — (continued)

Other Investments

Other investments include minority interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

	December 31,
	2010	2009
	(in millions)
Total assets	$ 6,366.8	$ 5,371.7
Total liabilities	2,972.9	2,839.8
Total equity	$ 3,393.9	$ 2,531.9

Net investment in unconsolidated entities	$ 77.4	$ 31.1

Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Posted as Collateral

We posted $1,052.5 million in fixed maturities, available-for-sale securities at December 31, 2010, to satisfy collateral requirements primarily associated with our derivative credit support annex (collateral) agreements and a reinsurance arrangement. In addition, we posted $1,695.1 million in commercial mortgage loans as of December 31, 2010, to satisfy collateral requirements associated with our obligation under funding agreements with the Federal Home Loan Bank of Des
Moines. Since we did not relinquish ownership rights on these securities, they are reported as fixed maturities, available-for-
sale and commercial mortgage loans, respectively, on our consolidated statements of financial position.

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Total revenues	$ 3,076.1	$ 2,594.8	$ 2,198.6
Total expenses	2,782.7	2,770.2	2,414.4
Net income	269.8	129.4	(32.5)

Our share of net income of unconsolidated entities	28.9	2.5	(41.9)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts
Interest rate risk is the risk that we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The
GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We have entered into interest rate collars whereby we receive amounts if a specified market rate falls below a floor strike interest rate, and we pay if a specified market rate exceeds a cap strike interest rate. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset existing exposures. We have also written these options and received a premium in order to transform our callable liabilities into fixed term liabilities. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange-traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts
Foreign currency risk is the risk that we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-
denominated fixed maturities we invest in. We may use currency swaps to hedge foreign currency risk.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-
fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts
Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We may sell an investment-type insurance contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Credit Contracts
Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, at the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts
Commodity Swaps. Commodity swaps are used to sell or buy protection on commodity prices in return for receiving or paying a quarterly premium. We have purchased secured limited recourse notes from VIEs that were consolidated in our financial results prior to 2010, but for which we are no longer the primary beneficiary. These VIEs used a commodity swap to enhance the return on an investment portfolio by selling protection on a static portfolio of commodity trigger swaps, each referencing a base or precious metal. The portfolio of commodity trigger swaps was a portfolio of deep out-of-the-money
European puts on various base or precious metals. The VIEs provided mezzanine protection that the average spot rate would not fall below a certain trigger price on each commodity trigger swap in the portfolio and received guaranteed quarterly premiums in return until maturity. At the same time the VIEs entered into this synthetic transaction, they bought a quality cash bond to match against the commodity swaps.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We sell investment-type insurance contracts in which the return is tied to an external equity index, a leveraged inflation index or leveraged reference swap. We economically hedge the risk associated with these investment-type insurance contracts.

We offer group benefit plan contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. Declines in the equity market may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these annuity contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc.
(“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $376.8 million and $273.7 million in cash and securities under collateral arrangements as of December 31,
2010 and 2009, respectively, to satisfy collateral requirements associated with our derivative credit support agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the rating on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2010 and 2009, was $1,262.0 million and $1,139.7 million, respectively. With respect to these derivatives, we posted collateral of $376.8 million and $273.7 million as of December 31, 2010 and 2009, respectively, in the normal course of business, which reflects netting under derivative credit support annex agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2010, we would be required to post an additional $56.6 million of collateral to our counterparties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

As of December 31, 2010 and 2009, we had received $233.1 million and $341.3 million, respectively, of cash collateral associated with our derivative credit support annex agreements. The cash collateral is included in other assets on the consolidated statements of financial position, with a corresponding liability reflecting our obligation to return the collateral recorded in other liabilities.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2010	December 31, 2009
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$ 19,803.0	$ 19,531.0
Interest rate collars	500.0	—
Swaptions	68.5	—
Futures	0.8	43.3
Foreign exchange contracts:
Foreign currency swaps	4,553.9	5,253.2
Equity contracts:
Options	997.5	818.2
Futures	—	84.6
Credit contracts:
Credit default swaps	1,482.4	1,586.4
Other contracts:
Embedded derivative financial instruments	3,478.2	2,838.6
Commodity swaps	—	40.0
Total notional amounts at end of period	$ 30,884.3	$ 30,195.3

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$ 607.1	$ 578.9
Interest rate collars	1.7	—
Swaptions	0.1	—
Foreign exchange contracts:
Foreign currency swaps	471.8	578.7
Equity contracts:
Options	64.9	149.8
Credit contracts:
Credit default swaps	6.7	15.5
Total gross credit exposure	1,152.3	1,322.9
Less: collateral received	233.1	383.5
Net credit exposure	$ 919.2	$ 939.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
6. Derivative Financial Instruments — (continued)
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009
	(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$ 66.6	$ 81.5	$ 405.4	$ 309.1
Foreign exchange contracts	390.8	444.4	142.5	240.6
Total derivatives designated as hedging
instruments	$ 457.4	$ 525.9	$ 547.9	$ 549.7

Derivatives not designated as hedging
instruments
Interest rate contracts	$ 488.4	$ 433.4	$ 459.5	$ 336.8
Foreign exchange contracts	41.1	88.0	60.3	72.2
Equity contracts	64.9	149.8	31.7	—
Credit contracts	6.7	15.5	171.7	84.0
Other contracts	—	—	131.8	121.7
Total derivatives not designated as hedging
instruments	$ 601.1	$ 686.7	$ 855.0	$ 614.7

Total derivative instruments	$ 1,058.5	$ 1,212.6	$ 1,402.9	$ 1,164.4

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a net (asset)
liability fair value of $(7.4) million and $17.1 million as of December 31, 2010 and 2009, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities.
These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions.
The effect of this purchased protection would reduce our total maximum future payments by $10.0 million and $47.0 million as of December 31, 2010 and 2009, respectively. These credit derivative transactions had a net asset (liability) fair value of $(0.8)
million and $2.4 million as of December 31, 2010 and 2009, respectively. Our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased certain investment structures with embedded credit features that are fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference a single name or several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2010
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
		(in millions)
Single name credit default swaps
Corporate debt
AA	$ 135.0	$ (0.5)	$ 135.0	3.9
A	564.0	0.9	564.0	2.9
BBB	150.0	0.3	150.0	1.1
Structured finance
B	25.9	(20.0)	25.9	5.9
CCC	22.0	(18.4)	22.0	9.4
Total single name credit default swaps	896.9	(37.7)	896.9	3.0

Basket and index credit default swaps
Corporate debt
A	6.0	—	6.0	1.0
CCC (1)	125.0	(103.0)	125.0	6.2
CC	15.0	(8.5)	15.0	2.0
Government/municipalities
A	40.0	(11.2)	40.0	5.4
Structured finance
AA	20.0	(2.0)	20.0	4.4
BBB	5.0	(0.3)	5.0	14.9
Total basket and index credit default swaps	211.0	(125.0)	211.0	5.6
Total credit default swap protection sold	$ 1,107.9	$ (162.7)	$ 1,107.9	3.5

(1)	The increase from December 31, 2009, resulted from the consolidation of additional collateralized private investment vehicles due to our implementation of new authoritative guidance related to the accounting for VIEs effective January 1,
2010.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)
	December 31, 2009
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
		(in millions)
Single name credit default swaps
Corporate debt
AA	$ 135.0	$ (0.6)	$ 135.0	4.9
A	609.0	1.2	609.0	3.6
BBB	220.0	0.2	220.0	1.8
BB	10.0	—	10.0	0.8
Structured finance
AA	9.9	(6.0)	9.9	2.5
BBB	16.0	(15.2)	16.0	9.6
CCC	22.0	(20.2)	22.0	10.4
Total single name credit default swaps	1,021.9	(40.6)	1,021.9	3.6

Basket and index credit default swaps
Corporate debt
A	6.0	(0.1)	6.0	2.0
BBB	20.0	—	20.0	0.5
CCC	15.0	(11.9)	15.0	3.0
Government/municipalities
A	50.0	(9.3)	50.0	5.1
Structured finance
AA	20.0	(5.9)	20.0	5.4
BBB	5.0	(1.2)	5.0	15.9
Total basket and index credit default swaps	116.0	(28.4)	116.0	4.4
Total credit default swap protection sold	$ 1,137.9 $	(69.0)	$ 1,137.9	3.6

We also have invested in fixed maturities classified as available-for-sale that contain credit default swaps that do not require bifurcation and fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)
	December 31, 2010
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
BB	$ 18.1	$18.1	6.0
CCC	50.0	46.2	2.1
CC	12.1	1.6	4.9
Total corporate debt	80.2	65.9	3.4
Structured finance
AA	5.2	5.2	5.8
BBB	26.8	23.1	5.5
BB	15.5	15.0	3.7
B	10.5	10.5	6.4
CCC	9.2	8.7	5.9
C	13.5	5.8	12.8
Total structured finance	80.7	68.3	6.6
Total fixed maturities with credit derivatives	$ 160.9	$ 134.2	5.0

	December 31, 2009
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
AA	$ 15.0	$ 14.3	0.7
A	15.0	14.6	0.3
BBB	5.0	4.9	0.3
BB	35.0	29.1	5.1
CCC	51.4	43.8	4.5
C	22.7	6.5	6.6
Total corporate debt	144.1	113.2	4.3
Structured finance
AA	9.5	5.6	9.1
A	7.0	5.0	6.8
BBB	41.1	23.2	6.8
BB	32.6	17.4	7.3
B	7.4	3.1	7.3
CCC	16.1	5.7	19.4
CC	18.0	0.8	7.8
C	10.8	3.3	12.9
Total structured finance	142.5	64.1	11.2
Total fixed maturities with credit derivatives	$ 286.6	$ 177.3	8.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into
U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We also sell callable investment-type insurance contracts and use cancellable interest rate swaps and have written interest rate swaptions to hedge the changes in fair value of the callable feature.

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss) recognized in net income				Amount of gain (loss) recognized in net
Derivatives in fair	on derivatives for the year				income on related hedged item for the year
value hedging	ended December 31, (1)			Hedged items in fair value	ended December 31, (1)
relationships	2010	2009	2008	hedging relationships	2010	2009	2008
		(in millions)				(in millions)
Interest rate				Fixed maturities,
contracts	$ (100.2)	$ 308.6	$ (532.2)	available-for-sale	$ 106.4	$ (264.0) $	510.8
Interest rate				Investment-type
contracts	(19.2)	(30.8)	47.8	insurance contracts	20.6	46.9	(68.1)
Foreign
exchange				Fixed maturities,
contracts	6.9	4.8	(0.1)	available-for-sale	(5.6)	(6.0)	0.6
Foreign
exchange				Investment-type
contracts	(23.3)	82.4	(199.8)	insurance contracts	18.1	(86.2)	214.4
Total	$ (135.8)	$ 365.0	$ (684.3)	Total	$ 139.5	$ (309.3)	$ 657.7

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

(1) The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains
(losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year ended December 31,
Hedged Item	2010	2009	2008
		(in millions)
Fixed maturities, available-for-sale (1)	$ (161.9) $	(143.5) $	(63.4)
Investment-type insurance contracts (2)	76.3	106.2	64.8

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 9.5 years.
At December 31, 2010, we had $65.8 million of gross unrealized gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income. No amounts were reclassified from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2010 and 2008. During the year ended December 31, 2009, $40.4 million of gross unrealized losses were reclassified from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows of a forecasted liability issuance were probable of not occurring.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss) recognized in				Amount of gain (loss) reclassified
Derivatives in		AOCI on derivatives (effective			Location of gain (loss)	from AOCI on derivatives
cash flow		portion) for the year ended			reclassified from AOCI	(effective portion) for the year
hedging			December 31,		into net income	ended December 31,
relationships	Related hedged item	2010	2009	2008	(effective portion)	2010	2009	2008
			(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$ (18.0)	$ (124.4) $	206.7	income	$ 7.1	$ 4.8	$ 3.6
					Benefits, claims and
Interest rate	Investment-type				settlement
contracts	insurance contracts	18.4	112.3	(38.1)	expenses	(1.0)	(1.0)	(0.3)
Foreign
exchange	Fixed maturities,				Net investment
contracts	available-for-sale	136.7	(216.8)	234.6	income	—	—	—
Foreign					Benefits, claims and
exchange	Investment-type				settlement
contracts	insurance contracts	(76.5)	167.4	(316.0)	expenses	(6.1)	(5.6)	1.0
					Net realized capital
					gains (losses)	(0.1)	22.8	(4.0)
Total		$ 60.6	$ (61.5) $	87.2	Total	$ (0.1)	$ 21.0	$ 0.3

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year ended December 31,
Hedged Item	2010	2009	2008
		(in millions)
Fixed maturities, available-for-sale (1)	$ 11.1 $	16.9 $		8.0
Investment-type insurance contracts (2)	(12.5)	(20.0)		(2.7)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net loss resulting from the ineffective portion of interest rate contracts in cash flow hedging relationships was zero for the years ended December 31, 2010 and 2009, and $1.8 million for the year ended December 31,
2008. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was
$0.9 million, $2.2 million and $0.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

We expect to reclassify net gains of $31.1 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net deferred losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Derivative Financial Instruments — (continued)

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following tables show the effect of derivatives not designated as hedging instruments, including market value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in net income on derivatives for the year
	ended December 31,
Derivatives not designated as hedging instruments	2010	2009	2008
		(in millions)
Interest rate contracts	$ 45.3	$ (58.8)	$ 90.4
Foreign exchange contracts	(79.6)	68.3	(128.3)
Equity contracts	(24.0)	(107.7)	86.3
Credit contracts	5.3	61.7	(102.0)
Other contracts (1)	(1.2)	7.8	(43.2)
Total	$ (54.2)	$ (28.7)	$ (96.8)

(1) Primarily includes the change in fair value of embedded derivatives.

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the
Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block.
Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the
Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Closed Block — (continued)

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed
Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31,
2010 and 2009, cumulative actual earnings have been less than cumulative expected earnings. Additionally, cumulative net unrealized gains were not greater than expected. Therefore, we had no PDO liability as of December 31, 2010 and 2009.

Closed Block liabilities and assets designated to the Closed Block were as follows:
	December 31,
	2010	2009
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$ 5,003.1	$ 5,172.9
Other policyholder funds	21.7	23.9
Policyholder dividends payable	294.2	308.9
Other liabilities	79.2	14.7
Total Closed Block liabilities	5,398.2	5,520.4
Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,833.7	2,748.6
Fixed maturities, trading	29.5	31.0
Equity securities, available-for-sale	11.2	14.4
Mortgage loans	677.9	591.8
Policy loans	725.4	747.2
Other investments	163.5	157.5
Total investments	4,441.2	4,290.5
Cash and cash equivalents	—	33.6
Accrued investment income	64.3	69.2
Premiums due and other receivables	17.9	18.7
Deferred income tax asset	60.2	133.3
Total assets designated to the Closed Block	4,583.6	4,545.3
Excess of Closed Block liabilities over assets designated to the Closed Block	814.6	975.1
Amounts included in accumulated other comprehensive income (loss)	33.0	(61.6)
Maximum future earnings to be recognized from Closed Block assets and liabilities	$ 847.6	$ 913.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Closed Block — (continued)

Closed Block revenues and expenses were as follows:
	For the year ended December 31,
	2010	2009	2008
		(in millions)
Revenues
Premiums and other considerations	$ 459.3	$ 508.6	$ 550.4
Net investment income	257.6	268.6	280.9
Net realized capital gains (losses)	1.8	(23.5)	(12.7)
Total revenues	718.7	753.7	818.6
Expenses
Benefits, claims and settlement expenses	385.5	422.1	467.6
Dividends to policyholders	215.1	235.9	261.8
Operating expenses	6.4	6.8	7.4
Total expenses	607.0	664.8	736.8
Closed Block revenues, net of Closed Block expenses, before income taxes	111.7	88.9	81.8
Income taxes	36.2	28.1	25.6
Closed Block revenues, net of Closed Block expenses and income taxes	75.5	60.8	56.2
Funding adjustment charges	(9.6)	(6.6)	(8.5)
Closed Block revenues, net of Closed Block expenses, income taxes and funding
adjustment charges	$ 65.9	$ 54.2	$ 47.7

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Beginning of year	$ 913.5	$ 967.7	$ 1,015.4
End of year	847.6	913.5	967.7
Change in maximum future earnings	$ (65.9)	$ (54.2)	$ (47.7)

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized were as follows:
	For the year ended December 31,
	2010	2009	2008
		(in millions)
Balance at beginning of year	$ 3,454.8	$ 3,970.1	$ 2,626.7
Cost deferred during the year	461.1	454.3	637.9
Amortized to expense during the year (1)	(201.6)	(93.9)	(375.0)
Adjustment related to unrealized (gains) losses on available-for-sale securities
and derivative instruments	(455.5)	(875.7)	1,080.5
Balance at end of year	$ 3,258.8	$ 3,454.8	$ 3,970.1

(1) Includes adjustments for revisions to estimated gross profits.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

9. Insurance Liabilities
Contractholder Funds
Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2010	2009
	(in millions)
Liabilities for investment-type insurance contracts:
GICs	$ 10,013.6	$ 10,839.2
Funding agreements	10,226.9	12,511.2
Other investment-type insurance contracts	758.6	891.4
Total liabilities for investment-type insurance contracts	20,999.1	24,241.8
Liabilities for individual annuities	11,718.7	11,428.4
Universal life and other reserves	4,374.3	4,094.5
Total contractholder funds	$ 37,092.1	$ 39,764.7

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors, as well as to four separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities.
Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2010 and 2009,
$2,055.4 million and $2,502.2 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program as we are authorized to issue up to Euro
4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2010 and 2009, $1,340.0 million and $1,404.2 million, respectively, of liabilities are outstanding with respect to the issuances outstanding under this program.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets.
The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2010 and 2009, $2,224.7 million and $2,474.0 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the SEC-registered program described in the following paragraph.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In
February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2010 and 2009, $3,597.8 million and
$5,122.4 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG.

Due to a downturn in the credit market, we reduced the amount of medium term note issuances in 2008 and had no issuances in 2009 and 2010. As economic conditions change, we will reassess the issuance of funding agreements to these medium term note programs.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

9. Insurance Liabilities — (continued)

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:
	For the year ended December 31,
	2010	2009	2008
		(in millions)
Balance at beginning of year	$ 1,025.6	$ 991.8	$ 964.3
Incurred:
Current year	1,611.9	1,888.3	1,994.5
Prior years	11.1	(33.4)	(56.7)
Total incurred	1,623.0	1,854.9	1,937.8
Payments:
Current year	1,269.4	1,507.1	1,588.6
Prior years	317.4	314.0	321.7
Total payments	1,586.8	1,821.1	1,910.3
Balance at end of year:
Current year	342.5	381.2	405.9
Prior years	719.3	644.4	585.9
Total balance at end of year	$ 1,061.8	$ 1,025.6	$ 991.8

Supplemental information:
Claim adjustment expense liabilities	$ 42.7	$ 40.7	$ 39.1
Reinsurance recoverables	1.6	3.7	4.3

Incurred liability adjustments relating to prior years, which affected current operations during 2010, 2009 and 2008, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

10. Debt

Short-Term Debt

As of both December 31, 2010 and 2009, we had credit facilities with various financial institutions in an aggregate amount of $644.0 million. As of December 31, 2010 and 2009, we had $294.4 million and $312.1 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with zero assets pledged as support as of December 31, 2010. Interest paid on intercompany debt was $1.3 million, $1.3 million and $8.3 million during 2010, 2009 and 2008.

The weighted-average interest rate on short-term borrowings as of both December 31, 2010 and 2009, was 0.4%.
Long-Term Debt
The components of long-term debt were as follows:

	December 31,
	2010	2009
	(in millions)
8% surplus notes payable, due 2044	$ 99.3	$ 99.2
Other mortgages and notes payable	21.1	21.6
Total long-term debt	$ 120.4	$ 120.8

The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

10. Debt — (continued)

On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $8.0 million for each of the years ended December 31,
2010, 2009 and 2008 was approved by the Commissioner, and charged to expense.
Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1,
2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.
The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments.
Outstanding principal balances as of December 31, 2010, ranged from $5.8 million to $8.9 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding principal balances as of December 31, 2009, ranged from $5.9 million to $9.1 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $29.6 million and $30.1 million as of December 31, 2010 and 2009, respectively.
At December 31, 2010, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2011	$ 0.4
2012	0.4
2013	8.8
2014	6.0
2015	—
Thereafter	104.8
Total future maturities of the long-term debt	$ 120.4

11. Income Taxes
Income Tax Expense
Our income tax expense (benefit) was as follows:

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Current income taxes:
U.S. federal	$ 120.0	$ 140.4	$ 116.0
State and foreign	15.8	10.3	34.7
Total current income taxes	135.8	150.7	150.7
Deferred income taxes	(15.4)	(25.9)	(106.4)
Total income taxes	$ 120.4	$ 124.8	$ 44.3

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate is as follows:

	For the year ended
	December 31,
	2010	2009	2008
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(14)	(11)	(19)
Interest exclusion from taxable income	(4)	(4)	(6)
Other	2	(1)	—
Effective income tax rate	19%	19%	10%

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11. Income Taxes — (continued)
Unrecognized Tax Benefits
A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2010	2009
	(in millions)
Balance at beginning of year	$ 52.6	$ 62.9
Additions based on tax positions related to the current year	1.6	1.6
Additions for tax positions of prior years	1.2	0.3
Reductions for tax positions related to the current year	(2.4)	(7.1)
Reductions for tax positions of prior years	—	(1.6)
Settlements	—	(3.5)
Balance at end of year (1)	$ 53.0	$ 52.6

(1)	Of this amount, $20.5 million, if recognized, would reduce the 2010 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.

As of December 31, 2010 and 2009, we had recognized $23.4 million and $22.5 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Net Deferred Income Taxes

Significant components of our net deferred income taxes were as follows:
	December 31,
	2010	2009
	(in millions)
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$ —	$ 375.4
Insurance liabilities	337.1	344.6
Net operating and capital loss carryforwards	312.8	344.7
Postretirement benefits	320.9	327.0
Stock-based compensation	59.2	51.7
Other deferred income tax assets	67.6	54.3
Gross deferred income tax assets	1,097.6	1,497.7
Valuation allowance	(0.6)	—
Total deferred income tax assets	1,097.0	1,497.7
Deferred income tax liabilities:
Deferred policy acquisition costs	(1,012.7)	(924.0)
Net unrealized gains on available-for-sale securities	(205.9)	—
Real estate	(115.6)	(103.5)
Intangible assets	(26.5)	(42.1)
Other deferred income tax liabilities	(4.1)	(40.9)
Total deferred income tax liabilities	(1,364.8)	(1,110.5)
Total net deferred income tax assets (liabilities)	$ (267.8)	$ 387.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11. Income Taxes — (continued)

Net deferred income taxes by jurisdiction are as follows:

	December 31,
	2010	2009
	(in millions)
Deferred income tax assets:
U.S.	$ —	$ 392.1
Deferred income tax liabilities:
U.S.	(262.6)	—
State	(5.2)	(4.9)
Total net deferred income tax assets (liabilities)	$ (267.8)	$ 387.2

No valuation allowance was provided on the deferred income tax asset attributable to the net unrealized losses on available-for-sale securities as of December 31, 2009. This deferred tax asset reversed during 2010 to a deferred tax liability position attributable to the net unrealized gains on available-for-sale securities as of December 31, 2010.

The total deferred income tax asset also includes capital and net operating loss carryforwards for tax purposes available to offset future capital gains and taxable income, respectively. The total capital loss carryforward, available to offset future capital gains, was $209.1 million as of December 31, 2010. If not used, this remaining capital loss carryforward generated in
2009 will expire in 2014. Domestic state net operating loss carryforwards were $0.8 million as of December 31, 2010, and will expire between 2017 and 2029. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. A valuation allowance has been recorded on income tax benefits associated with state net operating loss carryforwards and foreign net operating loss carryforwards. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax asset that is more likely than not to be realized.

Accumulated net operating losses of $640.8 million and $485.2 million at December 31, 2010 and 2009, respectively, are attributed to captive reinsurance companies that are temporarily excluded from our consolidated U.S. federal income tax return. These net operating losses will expire between 2021 and 2025. One of the captive reinsurance companies will be able to join the consolidated U.S. federal income tax return in 2012, with the other in 2013. All accumulated net operating losses are anticipated to be utilized before expiration. Therefore, no valuation allowance has been provided for the deferred income tax assets attributable to these net operating losses.

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the consolidated federal income tax returns for years prior to 2004. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We are also litigating a partnership issue for the years 2002-2003 in the federal district court of Iowa.
We had $229.1 million and $241.0 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2010 and 2009, respectively.
We do not expect the litigation to be resolved within the next twelve months.

The IRS commenced examination of the U.S. consolidated federal income tax returns for 2004-2005 in March 2007.
The fieldwork is substantially complete and the final report is expected to be received sometime in the first or second quarter of
2011. The statute of limitations for the 2004-2005 tax years expires on September 15, 2011. The IRS commenced examination of the U.S. consolidated federal income tax returns for 2006-2007 in March 2009 and of the tax return for 2008 in January 2010.

We do not believe there is a reasonable possibility that the total amount of unrecognized tax benefits will significantly increase or decrease in the next twelve months. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued.
Consequently, we do not expect the ultimate resolution of issues from tax years 1995 - 2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits

We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.

We have defined benefit pension plans covering substantially all of our employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to
January 1, 2002, who retire on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)

Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

			Other postretirement
	Pension benefits		benefits
	December 31,		December 31,
	2010	2009	2010	2009
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$ (1,797.4)	$ (1,712.1)	$ (360.1)	$ (335.0)
Service cost	(45.6)	(51.4)	(8.8)	(11.3)
Interest cost	(105.7)	(100.8)	(18.1)	(19.7)
Actuarial gain (loss)	(59.6)	(26.8)	62.5	(2.8)
Participant contributions	—	—	(6.0)	(5.5)
Benefits paid	70.2	72.8	15.3	15.0
Amount recognized due to special events	—	—	(0.2)	—
Plan amendment	—	—	153.6	—
Other	4.3	20.9	(0.8)	(0.8)
Benefit obligation at end of year	$ (1,933.8)	$ (1,797.4)	$ (162.6)	$ (360.1)
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,250.3	$ 1,010.5	$ 421.5	$ 362.0
Actual return on plan assets	181.1	217.0	58.1	68.3
Employer contribution	56.5	95.6	1.4	0.7
Participant contributions	—	—	6.0	5.5
Benefits paid	(70.2)	(72.8)	(15.3)	(15.0)
Fair value of plan assets at end of year	$ 1,417.7	$ 1,250.3	$ 471.7	$ 421.5
Amount recognized in statement of financial position
Other assets	$ —	$ —	$ 309.4	$ 78.4
Other liabilities	(516.1)	(547.1)	(0.3)	(17.0)
Total	$ (516.1)	$ (547.1)	$ 309.1	$ 61.4
Amount recognized in accumulated other comprehensive
(income) loss
Total net actuarial loss	$ 469.7	$ 564.9	$ 10.2	$ 104.1
Prior service benefit	(41.6)	(52.7)	(148.8)	(6.8)
Pre-tax accumulated other comprehensive (income) loss	$ 428.1	$ 512.2	$ (138.6)	$ 97.3

The accumulated benefit obligation for all defined benefit pension plans was $1,811.7 million and $1,640.5 million at
December 31, 2010 and 2009, respectively.

Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets under U.S. GAAP. The market value of assets held in these trusts was $265.3 million and $245.1 million as of December 31, 2010 and 2009, respectively.

Pension Plan Changes and Plan Gains/Losses

On January 1, 2010, benefits under the Principal Pension Plan are frozen for certain participants. This change was recognized as a prior service cost and resulted in a decrease in liabilities as of December 31, 2009.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)

For the year ended December 31, 2010, the pension plans had a loss primarily due to a decrease in the discount rate and a change in the mortality assumption. The plans also had a gain resulting from asset returns greater than expected. The net result was an actuarial gain for the year ended December 31, 2010. For the year ended December 31, 2009, the pension plans had an actuarial loss primarily due to a greater than expected cost of living adjustment and greater number of early retirements.

Other Postretirement Plan Changes and Plan Gains/Losses

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare
Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under
Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2010, 2009 and 2008, the Medicare subsidies we received and accrued for were $0.8 million.

An actuarial gain occurred during 2010 for the other postretirement benefit plans. This was due to a decrease in the trend and claim cost assumptions and greater than expected increase in the medical premium equivalents. This was partially offset by the decrease in the discount rate. An actuarial loss occurred during 2009 for the other postretirement benefit plans. This was due to a less than expected increase in retiree contributions, an increase in assumed health care costs for our agents and an increase in the trend assumption.

Impact of Amendment to Retiree Health Benefits

In September 2010, an amendment to retiree health benefits was announced. This amendment, which is effective for individuals retiring on or after January 1, 2011, resulted in a plan remeasurement as of September 30, 2010. Under this amendment, the company-paid subsidy for pre-Medicare-eligible coverage will be 40% and the cost of coverage for
Medicare-eligible retirees (or their dependents) will no longer be subsidized. Prior to amendment, the subsidy calculation was complex and varied based on age and service with the company at the time of retirement. In addition to the changes for individuals retiring on or after January 1, 2011, the plan was simplified to a single consolidated plan design, the coordination with Medicare was changed for certain post-1984 retirees and the method for determining the premium equivalent rate was changed to be based solely on retiree experience. For the remeasurement of the retiree health benefits as of September 30,
2010, the assumptions used were a 5.40% discount rate to determine the benefit obligation; a 7.25% weighted-average expected long-term return on plan assets used to determine the net periodic benefit cost; and a health care cost initial trend rate of 9.5% pre-Medicare and 9.0% post-Medicare, decreasing to an ultimate rate of 5.0% in the year 2022. The plan amendment resulted in a $153.6 million reduction to the accumulated postretirement benefit obligation as of September 30,
2010. The plan amendment and remeasurement resulted in a $14.0 million reduction in the 2010 net periodic postretirement benefit cost, which was reflected in the fourth quarter of 2010.

Impact from Exit of Group Medical Insurance Business

On September 30, 2010, we announced our decision to exit the group medical insurance business and entered into an agreement with United Healthcare Services, Inc. to renew medical insurance coverage for our customers as the business transitions. Our exit from the group medical insurance business will result in a curtailment associated with the pension and other postretirement benefits of the impacted employees. We have determined that the curtailment will result in a gain, which will be recognized quarterly in our consolidated financial statements as impacted employees are terminated. In the fourth quarter of 2010, the curtailment gain recognized was $0.9 million for the pension benefits and $2.6 million for the other postretirement benefits from the accelerated recognition of the existing prior service benefits. Also in the fourth quarter of
2010, the recognition of terminations resulted in a $0.2 million increase in the accumulated postretirement benefit obligation resulting from losses associated with individuals who were retirement eligible at termination exceeding the gains associated with those individuals who were not retirement eligible at termination.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)

Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets

For 2010 and 2009, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

	December 31,
	2010	2009
	(in millions)
Projected benefit obligation	$ 1,933.8	$ 1,797.4
Accumulated benefit obligation	1,811.7	1,640.5
Fair value of plan assets	1,417.7	1,250.3

Information for Other Postretirement Benefit Plans with an Accumulated Postretirement Benefit Obligation in Excess of
Plan Assets

					December 31,
					2010	2009
					(in millions)
Accumulated postretirement benefit obligation					$ 1.5	$ 98.7
Fair value of plan assets					1.4	81.7

Components of Net Periodic Benefit Cost
		Pension benefits		Other postretirement benefits
		For the year ended December 31,
	2010	2009	2008	2010	2009	2008
			(in millions)
Service cost	$ 45.6	$ 51.4	$ 62.0	$ 8.8	$ 11.3	$ 10.5
Interest cost	105.7	100.8	124.3	18.1	19.7	20.9
Expected return on plan assets	(98.4)	(79.5)	(162.8)	(30.6)	(25.9)	(46.9)
Amortization of prior service benefit	(10.1)	(7.7)	(9.6)	(9.1)	(2.1)	(3.1)
Recognized net actuarial (gain) loss	67.6	92.6	1.5	4.1	9.3	(4.0)
Amount recognized due to special events	(0.9)	—	—	(2.6)	—	—
Net periodic benefit cost (income)	$ 109.5	$ 157.6	$ 15.4	$ (11.3)	$ 12.3	$ (22.6)

For 2008, 2009 and 2010, we used a December 31 measurement date in connection with our adoption of required measurement date guidance. Net periodic benefit cost shown above for 2008 covers the period of 15 months from October 1,
2007, through December 31, 2008. Net periodic benefit cost for the period from October 1, 2007, to December 31, 2007, was recognized as a direct adjustment to retained earnings during 2008 as required by the measurement date guidance. The breakdown of 2008 net periodic benefit cost between the two periods was as follows:

	Pension benefits		Other postretirement benefits
	10/1/07-	1/1/08-		10/1/07-	1/1/08-
	12/31/07	12/31/08	Total	12/31/07	12/31/08	Total
(in millions)
Net periodic benefit cost (income)	$ 3.1	$ 12.3 $	15.4 $ (4.5) $ (18.1)			$ (22.6)

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)

The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses are amortized without use of the
10% allowable corridor. For the nonqualified pension plans and other postretirement benefit plans, the corridors allowed are used.

			Other
			postretirement
	Pension benefits		benefits
	For the year ended December 31,
	2010	2009	2010	2009
	(in millions)
Other changes recognized in accumulated other comprehensive (income)
loss
Net actuarial gain	$ (27.5)	$ (110.7)	$ (89.8)	$ (39.6)
Prior service benefit	—	(20.9)	(153.7)	—
Amortization of net loss	(67.6)	(92.6)	(4.1)	(9.3)
Amortization of prior service benefit	11.0	7.7	11.7	2.1
Total recognized in pre-tax accumulated other comprehensive income	$ (84.1)	$ (216.5)	$(235.9)	$ (46.8)
Total recognized in net periodic benefit cost and pre-tax accumulated other
comprehensive (income) loss	$ 25.4	$ (58.9)	$(247.2)	$ (34.5)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from AOCI into net periodic benefit cost for the pension benefits during the 2011 fiscal year are $62.8 million and $(9.8) million, respectively. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from
AOCI into net periodic benefit cost during the 2011 fiscal year are $0.4 million and $(29.7) million, respectively. The estimated amortization of net actuarial (gain) loss does not reflect future curtailment recognition.

Assumptions

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

					Other postretirement
			Pension benefits		benefits
			For the year ended December 31,
			2010	2009	2010	2009
Discount rate			5.65%	6.00%	5.65%	6.00%
Rate of compensation increase			5.00%	5.00%	5.00%	5.00%

Weighted-average assumptions used to determine net periodic benefit cost
		Pension benefits		Other postretirement benefits
	For the year ended December 31,
	2010	2009	2008	2010	2009	2008
Discount rate	6.00%	6.00%	6.30%	6.00%	6.00%	6.30%
Expected long-term return on plan assets	8.00%	8.00%	8.25%	7.30%	7.30%	7.30%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

For the pension benefits, the expected return on plan assets is the long-term rate we expect to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-
term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

For other postretirement benefits, the 7.3% expected long-term return on plan assets for 2010 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)
Assumed Health Care Cost Trend Rates

	December 31,
	2010	2009
Health care cost trend rate assumed for next year under age 65	9.5%	11.0%
Health care cost trend rate assumed for next year age 65 and over	9.0%	10.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2022	2021

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-
percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage-	1-percentage-
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$ 4.2 $	(3.4)
Effect on accumulated postretirement benefit obligation	(9.4)	8.2

Pension Plan and Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

• Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.
• Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.
• Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a real estate investment fund and a general account investment of ours.

Our pension plan assets consist of investments in separate accounts. Net asset value (“NAV”) of the separate accounts is calculated in a manner consistent with U.S. GAAP for investment companies and is determinative of their fair value. Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted. Some of the separate accounts also invest in fixed income securities. The fair value of the underlying securities is based on quoted prices of similar assets and used to determine the NAV of the separate account. One separate account invests in real estate, for which the fair value of the underlying real estate is based on unobservable inputs and used to determine the NAV of the separate account. The fair value of the underlying real estate is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows.
This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)
Pension Plan Assets
The fair value of the qualified pension plan’s assets by asset category as of the most recent measurement date is as follows:

		As of December 31, 2010
Assets /
	(liabilities)	Fair value hierarchy level
measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Asset category
U.S. large cap equity portfolios (1)	$ 580.9	$ —	$ 580.9	$ —
U.S. small/mid cap equity portfolios (2)	143.5	—	143.5	—
International equity portfolios (3)	241.7	—	241.7	—
Fixed income security portfolios (4)	331.5	—	331.5	—
Real estate investment portfolios:
Real estate investment trusts (5)	35.4	—	35.4	—
Direct real estate investments (6)	84.7	—	—	84.7
Total	$ 1,417.7	$ —	$ 1,333.0	$ 84.7

		As of December 31, 2009
Assets /
	(liabilities)		Fair value hierarchy level
measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Asset category
U.S. large cap equity portfolios (1)	$ 555.5	$ —	$ 555.5 $	—
U.S. small/mid cap equity portfolios (2)	103.6	—	103.6	—
International equity portfolios (3)	215.5	—	215.5	—
Fixed income security portfolios (4)	288.3	—	288.3	—
Real estate investment portfolios:
Real estate investment trusts (5)	33.4	—	33.4	—
Direct real estate investments (6)	54.0	—	—	54.0
Total	$ 1,250.3	$ —	$ 1,196.3 $	54.0

(1)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(2)	The portfolios invest primarily in publicly traded equity securities of mid-sized and small U.S. companies.
(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.
(4)	The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(5)	The portfolio invests primarily in publicly traded securities of U.S. equity real estate investment trusts.
(6)	The portfolio invests primarily in U.S. commercial real estate properties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)
The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2010
Actual return gains (losses) on
	Beginning	plan assets				Ending
	asset	Relating to				asset
	balance as	assets still	Relating to			balance
	of	held at the	assets sold	Purchases,	Transfers	as of
	December	reporting	during the	sales and	in (out) of	December
	31, 2009	date	period	settlements	Level 3	31, 2010
(in millions)
Asset category
Direct real estate investments	$ 54.0	$ 10.7	$ —	$ 20.0	$ —	$ 84.7
Total	$ 54.0	$ 10.7	$ —	$ 20.0	$ —	$ 84.7

For the year ended December 31, 2009
Actual return gains (losses) on
		plan assets				Ending
	Beginning	Relating to				asset
	asset	assets still	Relating to			balance
	balance as	held at the	assets sold	Purchases,	Transfers	as of
	of January	reporting	during the	sales and	in (out) of	December
	1, 2009	date	period	settlements	Level 3	31, 2009
(in millions)
Asset category
Direct real estate investments	$ 78.8	$ (24.8)	$ —	$ —	$ —	$ 54.0
Total	$ 78.8	$ (24.8)	$ —	$ —	$ —	$ 54.0

We have established an investment policy that provides the investment objectives and guidelines for the pension plan.
Our investment strategy is to achieve the following:

• Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
• Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.
• Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

In administering the qualified pension plan’s asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the qualified plan is:

Asset category	Target allocation
U.S. equity portfolios	35% - 60%
International equity portfolios	5% - 20%
Fixed income security portfolios	20% - 37%
Real estate investment portfolios	3% - 10%

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)

Other Postretirement Benefit Plan Assets

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

		As of December 31, 2010
	Assets /
	(liabilities)	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Asset category
Cash and cash equivalents	$ 1.3	$ 1.3	$ —	$ —
Fixed income security portfolios:
Fixed income investment funds (1)	143.5	143.5	—	—
Principal Life general account investment (2)	44.5	—	—	44.5
U.S. equity portfolios (3)	232.2	190.0	42.2	—
International equity portfolios (4)	50.2	38.3	11.9	—
Total	$ 471.7	$ 373.1	$ 54.1	$ 44.5

		As of December 31, 2009
	Assets /
	(liabilities)	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Asset category
Cash and cash equivalents	$ 1.0	$ 1.0	$ —	$ —
Fixed income security portfolios:
Fixed income investment funds (1)	131.1	131.1	—	—
Principal Life general account investment (2)	45.5	—	—	45.5
U.S. equity portfolios (3)	198.9	162.5	36.4	—
International equity portfolios (4)	45.0	34.3	10.7	—
Total	$ 421.5	$ 328.9	$ 47.1	$ 45.5

(1)	The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)	The general account is invested in various fixed income securities.
(3)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(4)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

As of December 31, 2010 and 2009, respectively, $54.1 million and $47.1 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2010
Actual return gains (losses) on
	Beginning	plan assets				Ending
	asset	Relating to				asset
	balance as	assets still	Relating to			balance
	of	held at the	assets sold	Purchases,	Transfers	as of
	December	reporting	during the	sales and	in (out) of	December
	31, 2009	date	period	settlements	Level 3	31, 2010
(in millions)
Asset category
Principal Life general account investment	$ 45.5	$ 4.3 $	—	$ (5.3)	$ —	$ 44.5
Total	$ 45.5	$ 4.3 $	—	$ (5.3)	$ —	$ 44.5

For the year ended December 31, 2009
Actual return gains (losses) on
		plan assets				Ending
	Beginning	Relating to				asset
	asset	assets still	Relating to			balance
	balance as	held at the	assets sold	Purchases,	Transfers	as of
	of January	reporting	during the	sales and	in (out) of	December
	1, 2009	date	period	settlements	Level 3	31, 2009
(in millions)
Asset category
Principal Life general account investment	$ 54.9	$ (1.3) $	—	$ (8.1)	$ —	$ 45.5
Total	$ 54.9	$ (1.3) $	—	$ (8.1)	$ —	$ 45.5

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	45% - 65%
International equity portfolios	5% - 15%
Fixed income security portfolios	30% - 50%

The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate contributions will be needed to satisfy the minimum funding requirements of ERISA for our qualified plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2011 in the range of $60-$90 million. This includes funding for both our qualified and nonqualified pension plans. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. We may contribute to our other postretirement benefit plans in 2011 pending future analysis.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)
Estimated Future Benefit Payments
The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

		Other postretirement benefits
		(gross benefit payments,
		including prescription drug	Amount of Medicare Part D
	Pension benefits	benefits)	subsidy receipts
		(in millions)
Year ending December 31:
2011	$ 76.9	$ 19.3	$ 0.9
2012	81.6	20.2	1.0
2013	86.5	21.3	1.1
2014	91.0	22.4	1.2
2015	95.2	23.4	1.3
2016-2020	567.0	126.8	6.9

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2010.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Employee and Agent Benefits — (continued)

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

	For the year ended December 31,
	2010				2009
	Qualified	Nonqualified		Qualified	Nonqualified
	plan	plans	Total	plan	plans	Total
			(in millions)
Amount recognized in statement of financial position
Other assets	$ —	$ —	$ —	$ —	$ —	$ —
Other liabilities	(210.8)	(305.3)	(516.1)	(249.9)	(297.2)	(547.1)
Total	$ (210.8)	$ (305.3)	$ (516.1)	$ (249.9)	$ (297.2)	$ (547.1)
Amount recognized in accumulated other
comprehensive loss
Total net actuarial loss	$ 404.1	$ 65.6	$ 469.7	$ 495.0	$ 69.9	$ 564.9
Prior service cost benefit	(26.6)	(15.0)	(41.6)	(33.9)	(18.8)	(52.7)
Total pre-tax accumulated other comprehensive loss	$ 377.5	$ 50.6	$ 428.1	$ 461.1	$ 51.1	$ 512.2
Components of net periodic benefit cost
Service cost	$ 39.3	$ 6.3	$ 45.6	$ 41.8	$ 9.6	$ 51.4
Interest cost	88.2	17.5	105.7	83.0	17.8	100.8
Expected return on plan assets	(98.4)	—	(98.4)	(79.5)	—	(79.5)
Amortization of prior service cost benefit	(6.6)	(3.5)	(10.1)	(5.4)	(2.3)	(7.7)
Recognized net actuarial loss	62.5	5.1	67.6	86.5	6.1	92.6
Amount recognized due to special events	(0.6)	(0.3)	(0.9)	—	—	—
Net periodic benefit cost	$ 84.4	$ 25.1	$ 109.5	$ 126.4	$ 31.2	$ 157.6
Other changes recognized in accumulated other
comprehensive (income) loss
Net actuarial (gain) loss	$ (28.4)	$ 0.9	$ (27.5)	$ (108.8)	$ (1.9)	$ (110.7)
Prior service benefit	—	—	—	(10.7)	(10.2)	(20.9)
Amortization of net loss	(62.5)	(5.1)	(67.6)	(86.5)	(6.1)	(92.6)
Amortization of prior service cost benefit	7.3	3.7	11.0	5.4	2.3	7.7
Total recognized in pre-tax accumulated other
comprehensive income	$ (83.6)	$ (0.5)	$ (84.1)	$ (200.6)	$ (15.9)	$ (216.5)
Total recognized in net periodic benefit cost and pre-
tax accumulated other comprehensive (income) loss	$ 0.8	$ 24.6	$ 25.4	$ (74.2)	$ 15.3	$ (58.9)

In addition, we have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $16,500 of their compensation to the plans in 2010. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered
Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75%
contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. We contributed $35.7 million, $33.9 million and
$41.2 million in 2010, 2009 and 2008, respectively, to our qualified defined contribution plans.

We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2010, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3%
of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $2.8 million, $4.6 million and
$7.3 million in 2010, 2009 and 2008, respectively, to our nonqualified deferred compensation plans.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

13. Contingencies, Guarantees and Indemnifications
Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for unspecified or substantial punitive and treble damages. In addition, regulatory bodies such as state insurance departments, the Securities Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor and
other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit the United States District Court for the Southern District of Illinois against us. Our motion to transfer venue was granted and the case is now pending in the Southern District of Iowa. The complaint alleged, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive “revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans”
and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. Plaintiff further alleged that these acts constitute prohibited transactions under ERISA. Plaintiff sought to certify a class of all retirement plans to which we were a service provider and for which we received and retained “revenue sharing” fees from mutual funds. On August 27, 2008, the plaintiff's motion for class certification was denied. The plaintiff’s new motion for class certification, filed May 11, 2009, was stricken by the court on March 31, 2010. We continue to aggressively defend the lawsuit.

On October 28, 2009, Judith Curran filed a derivative action lawsuit on behalf of Principal Funds, Inc. Strategic Asset
Management Portfolios in the United States District Court for the Southern District of Iowa against Principal Management
Corporation, Principal Global Investors, LLC, and Principal Funds Distributor, Inc. (the “Curran Defendants”). The lawsuit alleges the Curran Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging advisory fees and distribution fees that were excessive. The Curran Defendants filed a motion to dismiss the case on January
29, 2010. That motion was granted in part and overruled in part. Principal Global Investors, LLC was dismissed from the suit.
The remaining Curran Defendants are aggressively defending the lawsuit.

On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney, each filed putative class action lawsuits in the United States District Court for the Southern District of New York against us, PFG, Principal Global
Investors, LLC, and Principal Real Estate Investors, LLC (the “Cruise/Mullaney Defendants”). The lawsuits alleged the
Cruise/Mullaney Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a “withdrawal freeze” on September 26, 2008, and instituted a “withdrawal queue” to honor withdrawal requests as sufficient liquidity became available. Plaintiffs allege these actions constitute a breach of fiduciary duties under ERISA. Plaintiffs seek to certify a class including all qualified ERISA plans and the participants of those plans that invested in PUSPSA between September 26, 2008, and the present that have suffered losses caused by the queue. The two lawsuits, as well as two subsequently filed complaints asserting similar claims, have been consolidated and are now known as In re Principal U.S. Property Account Litigation. On April 22, 2010, an order was entered granting the motion made by the Cruise/Mullaney Defendants for change of venue to the United States District Court for the Southern District of
Iowa. The plaintiffs have filed a Consolidated Complaint adding five new plaintiffs. The Cruise/Mullaney Defendants are aggressively defending the lawsuit.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

13. Contingencies, Guarantees and Indemnifications — (continued)

On July 1, 2010, Debra and Russell Hurd filed a putative class action lawsuit in the United States District Court for the Southern District of Iowa against us and PFG (the “Hurd Defendants”). The complaint alleges the Hurd Defendants underpay out-of-network health claims by using an allegedly flawed database to calculate usual and customary charges.
Plaintiffs are suing on behalf of "all participants and/or beneficiaries in group health plans in the United States issued, insured or administered by [us] as to which [we] have administered claims and/or paid or denied benefits for out-of-network benefit claims." The complaint alleged four causes of action, all based on violations of ERISA. The Hurd Defendants filed a stipulated dismissal with prejudice on December 8, 2010.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any pending litigation or regulatory matter will have a material adverse effect on our business or financial position.
The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2010, was approximately $226.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required.
Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position.
While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2010 and 2009, the liability balance for guaranty fund assessments, which is not discounted, was $14.5 million and $15.1 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2010 and 2009, $6.9 million and $7.4 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

13. Contingencies, Guarantees and Indemnifications — (continued)
Operating Leases
As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2010, 2009 and 2008, respectively, was $45.0 million,
$47.8 million and $46.7 million.
The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2011	$ 41.0
2012	31.7
2013	23.6
2014	18.8
2015	14.5
2016 and thereafter	64.3
Total operating lease obligations	193.9
Less: Future sublease rental income on noncancelable leases	3.9
Total future minimum lease payments	$ 190.0

Capital Leases

We lease hardware storage equipment under capital leases. As of December 31, 2010 and 2009, these leases had a gross asset balance of $17.4 million and $16.1 million and accumulated depreciation of $13.4 million and $9.2 million, respectively. Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was $4.2 million, $5.2 million and $6.2 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2011	$ 3.0
2012	1.1
2013	0.3
Total	4.4
Less: Amounts representing interest	0.2
Net present value of minimum lease payments	$ 4.2

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

14. Stockholder’s Equity
Accumulated Other Comprehensive Income (Loss)
Comprehensive income includes all changes in stockholder’s equity during a period except those resulting from investments by our stockholder and distributions to our stockholder.
The components of accumulated other comprehensive income (loss) were as follows:

	Net unrealized	Net unrealized	Foreign	Unrecognized	Accumulated
	gains (losses) on	gains on	currency	postretirement	other
	available-for-sale	derivative	translation	benefit	comprehensive
	securities	instruments	adjustment	obligations	income (loss)
			(in millions)
Balances at January 1, 2008	$ 31.2	$ 21.6	$ (2.5)	$ 67.2	$ 117.5
Net change in unrealized gains on fixed
maturities, available-for-sale	(7,782.1)	—	—	—	(7,782.1)
Net change in unrealized gains on equity
securities, available-for-sale	(61.1)	—	—	—	(61.1)
Net change in unrealized gains on equity
method subsidiaries and minority interest
adjustments	76.2	—	—	—	76.2
Adjustments for assumed changes in
amortization pattern	1,173.0	—	—	—	1,173.0
Net change in unrealized gains on derivative
instruments	—	124.5	—	—	124.5
Change in net foreign currency translation
adjustment	—	—	(23.8)	—	(23.8)
Effects of changing postretirement benefit
plan measurement date	—	—	—	(3.1)	(3.1)
Change in unrecognized postretirement
benefit obligations	—	—	—	(973.1)	(973.1)
Net change in provision for deferred income
tax benefit (expense)	2,307.9	(43.5)	8.3	341.7	2,614.4
Balances at December 31, 2008	$ (4,254.9)	$ 102.6	$ (18.0)	$ (567.3)	$ (4,737.6)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
14. Stockholder’s Equity — (continued)

	Net unrealized	Net unrealized	Foreign	Unrecognized	Accumulated
	losses on	gains on	currency	postretirement	other
	available-for-sale	derivative	translation	benefit	comprehensive
	securities	instruments	adjustment	obligations	loss
			(in millions)
Balances at January 1, 2009	$ (4,254.9)	$ 102.6	$ (18.0)	$ (567.3)	$ (4,737.6)
Net change in unrealized losses on fixed
maturities, available-for-sale	6,548.5	—	—	—	6,548.5
Net change in noncredit component of
impairment losses on fixed maturities,
available-for-sale	(260.9)	—	—	—	(260.9)
Net change in unrealized losses on equity
securities, available-for-sale	47.8	—	—	—	47.8
Net change in unrealized losses on equity
method subsidiaries and noncontrolling
interest adjustments	29.6	—	—	—	29.6
Adjustments for assumed changes in
amortization pattern	(963.3)	—	—	—	(963.3)
Net change in unrealized gains on derivative
instruments	—	(66.4)	—	—	(66.4)
Change in net foreign currency translation
adjustment	—	—	33.2	—	33.2
Change in unrecognized postretirement benefit
obligations	—	—	—	263.3	263.3
Cumulative effect of reclassifying noncredit
component of previously recognized
impairment losses on fixed maturities,
available-for-sale, net	(9.9)	—	—	—	(9.9)
Net change in provision for deferred income
tax benefit (expense)	(1,890.6)	23.3	(11.6)	(92.2)	(1,971.1)
Balances at December 31, 2009	$ (753.7)	$ 59.5	$ 3.6	$ (396.2)	$ (1,086.8)

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

14. Stockholder’s Equity — (continued)

	Net unrealized	Net unrealized	Foreign	Unrecognized	Accumulated
	gains (losses) on	gains on	currency	postretirement	other
	available-for-sale	derivative	translation	benefit	comprehensive
	securities	instruments	adjustment	obligations	income (loss)
		(in millions)
Balances at January 1, 2010	$ (753.7)	$ 59.5	$ 3.6	$ (396.2)	$ (1,086.8)
Net change in unrealized losses on fixed
maturities, available-for-sale	2,138.0	—	—	—	2,138.0
Net change in noncredit component of
impairment losses on fixed maturities,
available-for-sale	(56.1)	—	—	—	(56.1)
Net change in unrealized losses on equity
securities, available-for-sale	6.8	—	—	—	6.8
Net change in unrealized losses on equity
method subsidiaries and noncontrolling
interest adjustments	(28.3)	—	—	—	(28.3)
Adjustments for assumed changes in
amortization pattern	(488.0)	—	—	—	(488.0)
Net change in unrealized gains on derivative
instruments	—	32.0	—	—	32.0
Change in net foreign currency translation
adjustment	—	—	(7.1)	—	(7.1)
Change in unrecognized postretirement benefit
obligations	—	—	—	320.0	320.0
Cumulative effect of implementation of
accounting change related to variable interest
entities, net	10.7	—	—	—	10.7
Cumulative effect of electing fair value option
for fixed maturities upon implementation of
accounting change related to embedded
credit derivatives, net	25.4	—	—	—	25.4
Net change in provision for deferred income
tax benefit (expense)	(550.5)	(11.2)	2.5	(112.0)	(671.2)
Balances at December 31, 2010	$ 304.3	$ 80.3	$ (1.0)	$ (188.2)	$ 195.4

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

14. Stockholder’s Equity — (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Unrealized gains (losses) on available-for-sale securities and derivative instruments,
as reported	$ 1,078.8	$ 3,458.1	$ (4,205.1)
Adjustment for realized gains (losses) on available-for-sale securities and derivative
instruments included in net income	(94.0)	(465.4)	15.1
Unrealized gains (losses) on available-for-sale securities and derivative instruments
arising during the year	$ 984.8	$ 2,992.7	$ (4,190.0)

The above table includes unrealized gains (losses) on available-for-sale securities and derivatives in cash flow hedge relationships net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder benefits and claims and applicable income taxes.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2010 statutory results, we could pay approximately $509.7 million in stockholder dividends in 2011 without exceeding the statutory limitation.

Principal Life Insurance Company Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.

Fair Value of Financial Instruments

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2010		December 31, 2009
	Carrying amount	Fair value	Carrying amount	Fair value
		(in millions)
Assets (liabilities)
Fixed maturities, available-for-sale	$ 45,184.8 $	45,184.8 $	43,518.4 $	43,518.4
Fixed maturities, trading	606.9	606.9	484.8	484.8
Equity securities, available-for-sale	165.9	165.9	211.7	211.7
Equity securities, trading	258.3	258.3	177.2	177.2
Mortgage loans	10,477.1	10,540.3	11,250.5	10,808.7
Policy loans	878.3	986.6	881.3	1,001.4
Other investments	271.7	271.7	154.8	154.8
Cash and cash equivalents	1,546.8	1,546.8	2,044.5	2,044.5
Derivative assets	1,058.5	1,058.5	1,212.6	1,212.6
Separate account assets	62,738.4	62,738.4	57,380.8	57,380.8
Cash collateral	219.9	219.9	374.3	374.3
Investment-type insurance contracts	(32,717.8)	(32,826.2)	(35,670.2)	(34,873.7)
Short-term debt	(294.4)	(294.4)	(312.1)	(312.1)
Long-term debt	(120.4)	(130.7)	(120.8)	(104.7)
Separate account liabilities	(55,864.5)	(54,989.5)	(51,559.8)	(50,709.1)
Derivative liabilities	(1,274.5)	(1,274.5)	(1,048.1)	(1,048.1)
Bank deposits	(2,219.2)	(2,230.9)	(2,185.8)	(2,188.5)
Cash collateral payable	(219.9)	(219.9)	(355.6)	(355.6)
Other liabilities	(250.3)	(250.3)	(99.2)	(99.2)

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level
1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.
•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, over-the-counter derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.
•	Level 3 – Fair values are based on significant unobservable inputs for the asset or liability. Our Level 3 assets and liabilities include certain fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives and embedded derivatives that must be priced using broker quotes or other valuation methods that utilize at least one significant unobservable input.

Principal Life Insurance Company Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2010.

Fixed Maturities

Fixed maturities include bonds, asset-backed securities, redeemable preferred stock and certain nonredeemable preferred stock. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which a matrix pricing valuation approach is used. In this approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available, which are reflected in Level 3 and can include fixed maturities across all asset classes. These models primarily use projected cash flows discounted using a rate derived from market interest rate curves and relevant risk spreads. As of December 31, 2010, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. government and agencies/Non-U.S. governments – Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

State and political subdivisions – Inputs include Municipal Securities Rulemaking Board reported trades, U.S.
Treasury and other benchmark curves, material event notices, new issue data, and issuer financial statements.

Corporates – Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current U.S. Treasury curve and risk spreads based on sector, rating and average life of the issuance.

Principal Life Insurance Company Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

RMBS, CMBS, CDOs and Other debt obligations — Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level
1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Mortgage Loans

Mortgage loans are not measured at fair value on a recurring basis. Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values.

Policy Loans

Policy loans are not measured at fair value on a recurring basis. Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in
Level 1. Exchange-traded derivatives include interest rate and equity futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of over-the-counter derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our over-the-counter derivatives are valued with models that use market observable inputs, which are reflected in Level 2.
Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain over-the-counter derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread.
This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate.

Interest Rate Contracts. We use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps and interest rate collars that are valued using broker quotes. These are reflected in
Level 3. We use option pricing models to determine the fair value of swaptions using observable swap interest rate curves and observable implied volatilities as inputs. These are reflected in Level 2.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Principal Life Insurance Company Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps.
These are reflected in Level 3.

Other Contracts. We use broker prices to determine the fair value of commodity swaps. These are reflected in Level 3.

Other Investments

Other investments reported at fair value primarily include seed money investments, for which the fair value is determined using the net asset value of the fund. The net asset value of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the net asset value is published are reflected in Level 1. Seed money investments in mutual funds or other investment funds in markets that do not have a published net asset value are reflected in Level 2.

Other investments reported at fair value also include commercial mortgage loans of consolidated VIEs for which the fair value option was elected, which are reflected in Level 3. Fair value of these commercial mortgage loans is computed utilizing a discount rate based on the current market. The market discount rate is then adjusted based on various factors that differentiate it from our pool of loans.

The carrying amounts of other assets classified as other investments in the accompanying consolidated statements of financial position, which are not measured at fair value on a recurring basis, approximate their fair values.

Cash and Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

The carrying amounts of cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value.

Separate Account Assets

Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser. The real estate within the separate accounts is reflected in Level 3.

Cash Collateral and Cash Collateral Payable

Cash collateral is not measured at fair value on a recurring basis. The carrying amounts of cash collateral received and posted under derivative credit support annex (collateral) agreements and the carrying amount of the payable associated with our obligation to return the cash collateral received approximate their fair value.

Principal Life Insurance Company Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Investment-Type Insurance Contracts

Investment-type insurance contracts are not measured at fair value on a recurring basis. The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3.
The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). They are valued using a combination of historical data and actuarial judgment. Stochastic models are used to value the embedded derivatives that incorporate a spread reflecting our own creditworthiness and risk margins.

The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.

Short-Term Debt

Short-term debt is not measured at fair value on a recurring basis. The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity.

Long-Term Debt

Long-term debt is not measured at fair value on a recurring basis. Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Separate Account Liabilities

Separate account liabilities are not measured at fair value on a recurring basis. Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-
free rate as measured by the yield on U.S. Treasury securities at maturities aligned with the estimated timing of fee collection.

Bank Deposits

Bank deposits are not measured at fair value on a recurring basis. The fair value of deposits of our Principal Bank subsidiary with no stated maturity, such as demand deposits, savings, and interest-bearing demand accounts, is equal to the amount payable on demand (i.e., their carrying amounts). The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities.

Principal Life Insurance Company Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities. We have had an embedded derivative in which the fair value of the underlying securities was obtained from a third party pricing vendor and was reflected in Level 2. We also have an embedded derivative in which the fair value of the underlying securities is calculated utilizing the yield, credit quality and average maturity of each security, which is reflected in Level 3.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. These obligations are valued either based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2, or broker quotes, which are reflected in Level 3.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

		As of December 31, 2010
	Assets /
	(liabilities)	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 549.7	$ 15.0	$ 534.7	$ —
Non-U.S. governments	424.2	—	424.2	—
States and political subdivisions	2,656.4	—	2,656.4	—
Corporate	31,141.2	95.4	30,531.9	513.9
Residential mortgage-backed securities	3,164.0	—	3,164.0	—
Commercial mortgage-backed securities	3,842.2	—	3,826.0	16.2
Collateralized debt obligations	293.0	—	183.7	109.3
Other debt obligations	3,114.1	—	3,025.3	88.8
Total fixed maturities, available-for-sale	45,184.8	110.4	44,346.2	728.2
Fixed maturities, trading	606.9	—	337.8	269.1
Equity securities, available-for-sale	165.9	122.7	—	43.2
Equity securities, trading	258.3	162.2	96.1	—
Derivative assets (1)	1,058.5	—	1,025.2	33.3
Other investments (2)	198.0	1.4	68.3	128.3
Cash equivalents (3)	659.1	210.4	448.7	—
Sub-total excluding separate account assets	48,131.5	607.1	46,322.3	1,202.1

Separate account assets	62,738.4	49,789.3	9,311.0	3,638.1
Total assets	$ 110,869.9	$ 50,396.4	$ 55,633.3	$ 4,840.2

Liabilities
Investment-type insurance contracts (4)	$ 7.4	$ —	$ —	$ 7.4
Derivative liabilities (1)	(1,274.5)	—	(1,093.0)	(181.5)
Other liabilities (4)	(250.3)	—	(93.5)	(156.8)
Total liabilities	$ (1,517.4)	$ —	$ (1,186.5)	$ (330.9)

Net assets (liabilities)	$ 109,352.5	$ 50,396.4	$ 54,446.8	$ 4,509.3

Principal Life Insurance Company Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

		As of December 31, 2009
	Assets /
	(liabilities)	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Assets
Fixed maturities, available-for-sale
U.S. government and agencies	$ 538.6	$ 11.2	$ 527.4	$ —
Non-U.S. governments	462.4	—	462.4	—
States and political subdivisions	2,048.6	—	2,037.1	11.5
Corporate	30,767.0	95.2	30,008.1	663.7
Residential mortgage-backed securities	3,101.3	—	3,101.3	—
Commercial mortgage-backed securities	3,599.7	—	3,565.4	34.3
Collateralized debt obligations	369.6	—	72.8	296.8
Other debt obligations	2,631.2	—	2,554.6	76.6
Total fixed maturities, available-for-sale	43,518.4	106.4	42,329.1	1,082.9
Fixed maturities, trading	484.8	—	421.3	63.5
Equity securities, available-for-sale	211.7	140.0	—	71.7
Equity securities, trading	177.2	91.2	86.0	—
Derivative assets (1)	1,212.6	—	1,158.2	54.4
Other investments (2)	63.1	4.1	59.0	—
Cash equivalents (3)	1,156.2	614.7	541.5	—
Sub-total excluding separate account assets	46,824.0	956.4	44,595.1	1,272.5

Separate account assets	57,380.8	39,511.7	13,872.1	3,997.0
Total assets	$ 104,204.8	$ 40,468.1	$ 58,467.2	$ 5,269.5

Liabilities
Investment-type insurance contracts (4)	$ (17.1)	$ —	$ —	$ (17.1)
Derivative liabilities (1)	(1,048.1)	—	(954.4)	(93.7)
Other liabilities (4)	(99.2)	—	(10.1)	(89.1)
Total liabilities	$ (1,164.4)	$ —	$ (964.5)	$ (199.9)

Net assets (liabilities)	$ 103,040.4	$ 40,468.1	$ 57,502.7	$ 5,069.6

(1)	Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of some credit default swaps and other swaps that are Level 3.
(2)	Primarily includes seed money investments and, beginning in 2010, commercial mortgage loans of consolidated VIEs reported at fair value.
(3)	Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4)	Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported and, beginning in 2010, other liabilities include obligations of consolidated VIEs reported at fair value.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

15. Fair Value Measurements — (continued)
Changes in Level 3 fair value measurements
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

			For the year ended December 31, 2010					Changes in
	Beginning	Total realized/unrealized gains					Ending	unrealized
	asset /	(losses)		Purchases,			asset /	gains (losses)
	(liability)			sales,			(liability)	included in net
	balance as		Included in	issuances			balance	income
	of	Included in	other	and	Transfers	Transfers	as of	relating to
	December	net income	comprehensive	settlements	into	out of	December	positions still
	31, 2009	(1)	income	(4)	Level 3	Level 3	31, 2010	held (1)
				(in millions)
Assets
Fixed maturities,
available-for-sale:
State and political
subdivisions	11.5	—	1.0	—	11.5	(24.0)	—	—
Corporate	663.7	(1.2)	26.9	(155.9)	152.2	(171.8)	513.9	(2.1)
Commercial
mortgage-backed
securities	34.3	(0.1)	1.0	11.2	—	(30.2)	16.2	(0.1)
Collateralized
debt obligations	296.8	(14.9)	40.0	(125.2)	0.9	(88.3)	109.3	(1.9)
Other debt
obligations	76.6	—	4.5	36.9	32.9	(62.1)	88.8	—
Total fixed
maturities,
available-for-sale	1,082.9	(16.2)	73.4	(233.0)	197.5	(376.4)	728.2	(4.1)
Fixed maturities,
trading	63.5	13.5	—	194.1	—	(2.0)	269.1	13.2
Equity securities,
available-for-sale	71.7	2.6	(8.2)	(21.4)	0.1	(1.6)	43.2	3.3
Derivative assets	54.4	(18.3)	(0.1)	(2.7)	—	—	33.3	(17.1)
Other investments	—	25.9	—	102.4	—	—	128.3	25.9
Separate account
assets (2)	3,997.0	305.9	—	(576.2)	28.5	(117.1)	3,638.1	250.9

Liabilities
Investment-type
insurance
contracts	(17.1)	(0.7)	—	25.2	—	—	7.4	(1.1)
Derivative liabilities	(93.7)	9.9	(1.4)	(96.3)	—	—	(181.5)	8.0
Other liabilities (3)	(89.1)	9.3	(28.3)	(48.7)	—	—	(156.8)	2.3

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

15. Fair Value Measurements — (continued)

		For the year ended December 31, 2009					Changes in
	Beginning	Total realized/unrealized gains				Ending	unrealized
	asset /	(losses)				asset /	gains (losses)
	(liability)			Purchases,		(liability)	included in
	balance as		Included in	sales,		balance	net income
	of	Included in	other	issuances	Transfers	as of	relating to
	December	net income	comprehensive	and	in (out) of	December	positions still
	31, 2008	(1)	income	settlements	Level 3	31, 2009	held (1)
				(in millions)
Assets
Fixed maturities, available-for-sale
Non-U.S. governments	$ 33.6	$ (10.2)	$ 2.6	$ (26.0)	$ —	$ —	$ —
State and political subdivisions	—	—	1.3	—	10.2	11.5	—
Corporate	725.5	(25.9)	159.4	(382.9)	187.6	663.7	(31.5)
Commercial mortgage-backed
securities	58.0	(0.3)	9.8	(12.1)	(21.1)	34.3	—
Collateralized debt obligations	236.8	(63.9)	150.4	(10.6)	(15.9)	296.8	(63.5)
Other debt obligations	82.1	(2.1)	17.4	25.9	(46.7)	76.6	—
Total fixed maturities, available-
for-sale	1,136.0	(102.4)	340.9	(405.7)	114.1	1,082.9	(95.0)
Fixed maturities, trading	60.7	13.0	—	—	(10.2)	63.5	13.1
Equity securities, available-for-sale	56.2	(0.2)	30.3	(43.7)	29.1	71.7	(2.0)
Derivative assets	100.7	(43.6)	(0.2)	(2.5)	—	54.4	(30.5)
Separate account assets (2)	5,892.6	(1,577.4)	—	(290.2)	(28.0)	3,997.0	(1,464.2)

Liabilities
Investment-type insurance
contracts	(39.9)	(3.0)	—	25.8	—	(17.1)	(3.0)
Derivative liabilities	(266.9)	141.4	7.2	24.6	—	(93.7)	88.8
Other liabilities (3)	(103.8)	—	33.2	(18.5)	—	(89.1)	—

		For the year ended December 31, 2008					Changes in
		Total realized/unrealized gains				Ending	unrealized
	Beginning	(losses)				asset /	gains (losses)
	asset /			Purchases,		(liability)	included in
	(liability)		Included in	sales,		balance	net income
	balance as	Included in	other	issuances	Transfers	as of	relating to
	of January	net income	comprehensive	and	in (out) of	December	positions still
	1, 2008	(1)	income	settlements	Level 3	31, 2008	held (1)
			(in millions)
Assets
Fixed maturities, available-for-sale	$ 2,153.6	$ (148.5)	$ (508.7)	$ (567.8)	$ 207.4	$ 1,136.0	$ (116.7)
Fixed maturities, trading	92.3	(19.1)	—	(11.4)	(1.1)	60.7	(19.1)
Equity securities, available-for-sale	51.1	(41.5)	(12.1)	20.7	38.0	56.2	(35.3)
Derivative assets	54.3	74.7	(15.8)	(12.5)	—	100.7	62.4
Separate account assets (2)	7,122.2	(958.4)	—	(166.9)	(104.3)	5,892.6	(944.1)

Liabilities
Investment-type insurance
contracts	(49.3)	(38.2)	—	47.6	—	(39.9)	(50.3)
Derivative liabilities	(62.3)	(200.0)	(8.1)	3.5	—	(266.9)	(192.9)
Other liabilities (3)	(155.6)	—	70.0	(18.2)	—	(103.8)	—

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.

Principal Life Insurance Company Notes to Consolidated Financial Statements (continued)

15. Fair Value Measurements — (continued)

(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

(3) Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.

(4) As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January 1,
2010, certain previously unconsolidated VIEs were consolidated and certain previously consolidated VIEs were deconsolidated. The fair value of the Level 3 assets and liabilities of the newly consolidated and deconsolidated VIEs is primarily included in fixed maturities, trading; other investments; derivative liabilities and other liabilities. As a result of our implementation of new authoritative guidance related to the accounting for embedded credit derivatives effective July
1, 2010, we elected the fair value option for certain securities previously included in fixed maturities, available-for-sale, effectively reclassifying them to fixed maturities, trading.

Transfers

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Assets transferred into Level 3 during 2010, 2009 and 2008 were $226.1 million, $518.6 million and $1,405.6 million, respectively. The majority of assets transferred into Level 3 primarily include those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor and, to a lesser extent, assets added to our “watch list”
that were previously priced using a matrix pricing valuation approach that may no longer be relevant when applied to asset-
specific situations.

Assets transferred out of Level 3 during 2010, 2009 and 2008 were $497.1 million, $413.6 million and $1,265.6 million, respectively. The majority of assets that transferred out of Level 3 include those for which we are now able to obtain pricing from a recognized third party pricing vendor.

We had significant transfers of separate account assets between Level 1 and Level 2, primarily related to foreign equity securities. When these securities are valued at the local close price of the exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New
York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2. During 2010, $6,600.6 million of separate account assets transferred out of
Level 2 into Level 1. During 2010, $3,128.3 million of separate account assets transferred out of Level 1 into Level 2.

Other transfers into and out of Level 2 during 2010 primarily included those that transferred out of and into Level 3, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis. During 2010, certain mortgage loans had been impaired or written down to fair value of $250.7 million. The impairments resulted in a loss of $79.6 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2010, real estate had been written down to fair value of $1.4 million. This write down resulted in a loss of
$0.3 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs.

During 2010, mortgage servicing rights had been written down to fair value of $1.0 million, resulting in a charge of
$0.6 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

15. Fair Value Measurements — (continued)

During 2010, we impaired goodwill and finite lived intangible assets. See Note 3, Goodwill and Other Intangible
Assets, for further details.

During 2009, mortgage loans had been written down to fair value of $3.9 million. This write down resulted in a loss of $8.0 million that was recorded in net realized capital gains (losses). These collateral-dependent mortgage loans are a Level
3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2009, real estate had been written down to fair value of $0.9 million. This write down resulted in a loss of
$0.8 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of the real estate is estimated using appraised values that involve significant unobservable inputs.

During 2008, mortgage servicing rights had been written down to fair value of $13.4 million, resulting in a charge of
$1.5 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

Fair Value Option

As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January
1, 2010, we elected fair value accounting for certain assets and liabilities of newly consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.

The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $128.3 million and $124.4 million, respectively, as of December 31, 2010. The change in fair value of the loans resulted in a $25.9 million pre-tax gain for the year ended December 31, 2010, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. For the year ended December 31, 2010, we recorded $10.5 million of interest income on these commercial mortgage loans.

The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $114.5 million and $186.5 million, respectively, as of December 31, 2010. The change in fair value of the obligations resulted in a $2.9 million pre-tax loss, which includes a $3.0 million pre-tax gain related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings for the year ended December 31, 2010. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was
$8.9 million for the year ended December 31, 2010.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

16. Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the
Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The
National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Our use of prescribed and permitted statutory accounting practices has resulted in higher statutory capital and surplus of $244.9 million relative to the accounting practices and procedures of the NAIC primarily due to a state prescribed practice associated with reinsurance of our term life products and “secondary” or “no lapse” guarantee provisions on our universal life products. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the
NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, we meet the minimum RBC requirements.

Statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2010	2009	2008
	(in millions)
Statutory net income	$ 404.6	$ 42.1 $	83.3
Statutory capital and surplus	4,377.8	4,588.7	4,810.2

17. Segment Information

We provide financial products and services through the following segments: Retirement and Investor Services,
Principal Global Investors and U.S. Insurance Solutions. In addition, there is a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

Prior to third quarter 2010, amounts now reported in the U.S. Insurance Solutions segment and amounts for our group medical insurance business now reported in the Corporate segment were reported together in the Life and Health Insurance segment. This change was made due to our decision to exit the group medical insurance business (insured and administrative services only) and has no impact on our consolidated financial statements for any period presented. Our segment results for 2009 and 2008 have been restated to conform to the current segment presentation. With the exception of corporate overhead, amounts related to our group medical insurance business previously included in segment operating earnings have been removed from operating earnings for all periods presented and are reported as other after-tax adjustments.

The Retirement and Investor Services segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third-party clients.

The U.S. Insurance Solutions segment provides individual life insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the United States.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

17. Segment Information — (continued)

The Corporate segment manages the assets representing capital that has not been allocated to any other segment.
Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of deferred front-end fee revenues for sales charges on retirement products and services, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses)
associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains
(losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues, revenue from our exited group medical insurance business and revenue from our terminated commercial mortgage securities issuance operation. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31,
	2010	2009
	(in millions)
Assets:
Retirement and Investor Services	$ 109,335.7	$ 106,179.2
Principal Global Investors	1,095.6	1,069.0
U.S. Insurance Solutions	16,524.3	15,076.9
Corporate	3,983.5	3,373.7
Total consolidated assets	$ 130,939.1	$ 125,698.8

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

17. Segment Information — (continued)

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Operating revenues by segment:
Retirement and Investor Services	$ 3,705.0	$ 3,673.7	$ 4,331.3
Principal Global Investors	432.6	392.8	545.8
U.S. Insurance Solutions	2,773.0	2,810.4	2,891.5
Corporate	(82.1)	(94.5)	(112.5)
Total segment operating revenues	6,828.5	6,782.4	7,656.1
Net realized capital losses (except periodic settlements and accruals on non-
hedge derivatives), including recognition of front-end fee revenues and
certain market value adjustments to fee revenues	(381.7)	(522.1)	(685.5)
Exited group medical insurance business	1,406.8	1,613.6	1,765.5
Terminated commercial mortgage securities issuance operation	(0.8)	(0.5)	(32.1)
Total revenues per consolidated statements of operations	$ 7,852.8	$ 7,873.4	$ 8,704.0
Operating earnings (loss) by segment, net of related income taxes:
Retirement and Investor Services	$ 543.4	$ 485.5	$ 499.6
Principal Global Investors	48.1	33.8	86.6
U.S. Insurance Solutions	193.8	204.0	208.1
Corporate	(37.0)	(38.6)	(15.7)
Total segment operating earnings, net of related income taxes	748.3	684.7	778.6
Net realized capital losses, as adjusted (1)	(279.5)	(254.4)	(451.5)
Other after-tax adjustments (2)	17.1	72.1	76.0
Net income attributable to PLIC per consolidated statements of operations	$ 485.9	$ 502.4	$ 403.1

(1) Net realized capital losses, as adjusted, is derived as follows:
	For the year ended December 31,
	2010	2009	2008
		(in millions)
Net realized capital losses:
Net realized capital losses	$ (288.4)	$ (445.3)	$ (622.6)
Periodic settlements and accruals on non-hedge derivatives	(88.4)	(70.9)	(59.0)
Certain market value adjustments to fee revenues	(3.4)	(1.5)	(3.9)
Recognition of front-end fee revenues	(1.5)	(4.4)	—
Net realized capital losses, net of related revenue adjustments	(381.7)	(522.1)	(685.5)
Amortization of deferred policy acquisition and sales inducement costs	(26.6)	155.2	(47.2)
Capital (gains) losses distributed	(11.3)	(18.8)	49.6
Certain market value adjustments of embedded derivatives	7.2	11.8	(9.5)
Net realized capital losses associated with exited group medical insurance
business	3.0	0.5	2.8
Noncontrolling interest capital (gains) losses	(11.3)	(18.5)	0.9
Income tax effect	141.2	137.5	237.4
Net realized capital losses, as adjusted	$ (279.5)	$ (254.4)	$ (451.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17. Segment Information — (continued)

(2) In 2010, other after-tax adjustments included (1) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($24.8 million) and (2) the negative effect resulting from: (a) the tax impact of healthcare reform, which eliminates the tax deductibility of retiree prescription drug expenses related to our employees incurred after 2012 ($7.2 million) and (b)
losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.5 million).

In 2009, other after-tax adjustments included the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($72.8 million) and the negative effect of losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.7 million).

In 2008, other after-tax adjustments included (1) the positive effect of: (a) gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($96.4 million) (b) a change in an estimated loss related to a prior year legal contingency ($7.6 million) and (2) the negative effect of losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($28.0 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Income tax expense (benefit) by segment:
Retirement and Investor Services	$ 142.3	$ 127.2	$ 116.3
Principal Global Investors	26.0	18.6	46.4
U.S. Insurance Solutions	91.6	97.8	99.6
Corporate	(19.4)	(20.0)	(21.1)
Total segment income taxes from operating earnings	240.5	223.6	241.2
Tax benefit related to net realized capital losses, as adjusted	(141.2)	(137.5)	(237.4)
Tax expense related to other after-tax adjustments	21.1	38.7	40.5
Total income tax expense per consolidated statements of operations	$ 120.4	$ 124.8	$ 44.3

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

17. Segment Information — (continued)
The following table summarizes operating revenues for our products and services:

	For the year ended December 31,
	2010	2009	2008
		(in millions)
Retirement and Investor Services:
Full-service accumulation	$ 1,333.1	$ 1,280.7	$ 1,397.3
Individual annuities	1,018.6	945.6	1,017.1
Bank and trust services	91.8	83.9	74.4
Eliminations	(9.1)	(8.4)	(7.4)
Total Accumulation	2,434.4	2,301.8	2,481.4
Investment only	643.4	796.0	1,138.0
Full-service payout	627.2	575.9	711.9
Total Guaranteed	1,270.6	1,371.9	1,849.9
Total Retirement and Investor Services	3,705.0	3,673.7	4,331.3
Principal Global Investors (1)	432.6	392.8	545.8
U.S. Insurance Solutions:
Individual life insurance	1,360.9	1,357.7	1,393.3
Specialty benefits insurance	1,412.1	1,452.7	1,498.2
Total U.S. Insurance Solutions	2,773.0	2,810.4	2,891.5
Corporate	(82.1)	(94.5)	(112.5)
Total operating revenues	$ 6,828.5	$ 6,782.4	$ 7,656.1
Total operating revenues	$ 6,828.5	$ 6,782.4	$ 7,656.1
Net realized capital losses (except periodic settlements and accruals on non-hedge derivatives), including recognition of front-end fee revenues and certain market
value adjustments to fee revenues	(381.7)	(522.1)	(685.5)
Exited group medical insurance business	1,406.8	1,613.6	1,765.5
Terminated commercial mortgage securities issuance operation	(0.8)	(0.5)	(32.1)
Total revenues per consolidated statements of operations	$ 7,852.8	$ 7,873.4	$ 8,704.0

(1)	Reflects inter-segment revenues of $189.4 million, $183.8 million and $230.0 million in 2010, 2009 and 2008, respectively. These revenues are eliminated within the Corporate segment.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

18. Stock-Based Compensation Plans

As of December 31, 2010, our ultimate parent, PFG, has the 2010 Stock Incentive Plan (formerly known as the 2005
Stock Incentive Plan), the Employee Stock Purchase Plan, the Stock Incentive Plan and the Long-Term Performance Plan
("Stock-Based Compensation Plans"), which resulted in an expense to us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the 2010 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based
Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended
	December 31,
	2010	2009	2008
		(in millions)
Compensation cost	$ 38.9	$ 39.5 $	26.1
Related income tax benefit	12.4	12.4	8.3
Capitalized as part of an asset	2.8	3.7	4.7

Nonqualified Stock Options

Nonqualified stock options were granted to certain employees under the 2010 Stock Incentive Plan and the Stock
Incentive Plan. Options outstanding under the 2010 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date.
These options have graded or cliff vesting over a three-year period, except in the case of approved retirement.

The total intrinsic value of stock options exercised was $1.7 million, zero and $3.4 million during 2010, 2009, and
2008, respectively.

The weighted-average remaining contractual lives for stock options exercisable is approximately 5 years as of
December 31, 2010.

The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended
	December 31,
Options	2010	2009	2008
Expected volatility	66.6%	55.0%	25.4%
Expected term (in years)	6	6	6
Risk-free interest rate	2.8%	2.1%	3.1%
Expected dividend yield	2.25%	4.07%	1.51%
Weighted average estimated fair value	$ 11.48	$ 4.07	$15.41

We determine expected volatility based on, among other factors, historical volatility using daily price observations. The expected term represents the period of time that options granted are expected to be outstanding. We previously determined expected term based on the simplified method as described by the Securities Exchange Commission. Beginning with stock options granted in 2008, we determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2010, there was $3.1 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.6 years.

Principal Life Insurance Company Notes to Consolidated Financial Statements — (continued)

18. Stock-Based Compensation Plans — (continued)

Performance Share Awards

Performance share awards were granted to certain employees under the 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various factors, including return on equity, PFG’s earnings per common share, operating income and PFG’s book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The total intrinsic value of performance share awards vested was zero, $6.0 million and zero during 2010, 2009 and
2008, respectively.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2010, 2009 and 2008 were $22.21, $11.64 and $56.92, respectively.

As of December 31, 2010, there was $4.2 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.6 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents pursuant to the 2010 Stock Incentive Plan and the
Stock Incentive Plan. The restricted stock units are treated as an equity award. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited.There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The total intrinsic value of restricted stock units vested was $8.8 million, $3.2 million and $23.8 million during 2010,
2009 and 2008, respectively.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2010, 2009 and 2008 was $22.42,
$11.70 and $57.96, respectively.

As of December 31, 2010, there was $19.7 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a quarterly basis through 2008. Beginning in 2009, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award.
The weighted-average fair value of the discount on the stock purchased was $7.37, $4.98 and $6.54 during 2010, 2009 and 2008, respectively. The total intrinsic value of the Employee Stock Purchase Plan shares settled was $6.5 million, $5.2 million and
$4.8 million during 2010, 2009 and 2008, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19. Quarterly Results of Operations (Unaudited)
The following is a summary of unaudited quarterly results of operations.

		For the three months ended
	December 31	September 30 (1)	June 30 (2)	March 31
		(in millions, except per share data)
2010
Total revenues	$ 2,053.3	$ 1,956.5	$ 1,865.3	$ 1,977.7
Total expenses	1,813.5	1,849.4	1,809.9	1,757.1
Net income	192.3	99.3	44.0	166.9
Net income attributable to PLIC	182.8	98.4	42.2	162.5
2009
Total revenues	$ 1,949.8	$ 2,009.0	$ 1,881.5	$ 2,033.1
Total expenses	1,808.1	1,782.9	1,721.0	1,911.2
Net income	119.5	174.5	122.4	109.0
Net income attributable to PLIC	114.8	163.2	117.0	107.4

(1) During the third quarter of 2009, we discovered a prior period error related to DPAC amortization of certain contracts in our full service accumulation business. We evaluated the materiality of the error from qualitative and quantitative perspectives and concluded it was not material to any prior periods. The correction of the error in the third quarter of 2009 could be considered material to the results of operations for the three months ended September 30, 2009, but is not material to the results of operations for any annual period presented. Accordingly, we made an adjustment in the third quarter of 2009 that resulted in a decrease in DPAC amortization expense. On an after-tax basis, the adjustment for prior periods resulted in an
$18.9 million increase in net income for the three months ended September 30, 2009.

(2)	During the second quarter of 2010, we determined our residential mortgage loan portfolio, and in particular our home equity loan portfolio, had experienced an increase in severe delinquencies and loss severity from sustained elevated levels of unemployment along with continued depressed collateral values. The deterioration resulted in an increase in delinquencies and default costs. During the second quarter of 2010, we recorded a $41.9 million after-tax residential mortgage loan loss provision for our Bank and Trust Services business. Of this residential mortgage loan loss provision,
$21.4 million after-tax could be attributed to 2009. We evaluated the qualitative and quantitative factors for materiality.
The adjustment related to prior periods could be considered material to the results of operations for the three months ended
June 30, 2010, but was not material to the results of operations for any annual period presented. The provision for loan loss is reported in net realized capital gains (losses) on our consolidated statements of operations and the adjustment for prior periods resulted in a decrease in net income for the three months ended June 30, 2010.

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement
	(1)	Part A
Condensed Financial Information for the 5 years ended
December 31, 2010 and the period ended December 31, 2005**

	(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2010
Statements of Operations for the year ended December 31, 2010
Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009.
Notes to Financial Statements.

Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2010, and 2009.
Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008.
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008.
Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.
Notes to Consolidated Financial Statements.

	(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules*
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of
December 31, 2010*
Schedule III - Supplementary Insurance Information as of December 31, 2010, 2009 and 2008 and
for each of the years then ended*
Schedule IV – Reinsurance as of December 31, 2010, 2009 and 2008 and for each of the years then ended*

All other schedules for which provision is made in the applicable accounting regulation of the Securities and
Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor – filed with the Commission on filed on
06/07/2004)
	(3a)	Distribution Agreement (filed 01/04/2005)
	(3b)	Selling Agreement (filed 06/07/2004)
	(4a)	Form of Variable Annuity Contract (filed 06/7/2004)
	(4b)	Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)
	(4c)	Amendment to Fixed Account Endorsement (filed 04/27/2006)
	(4d)	Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)
	(4e)	Amendment to GMWB Rider (filed 04/27/2006)
	(4f)	Amendment to Contract Data Page (filed 04/27/2006)
	(4g)	Amendment to Partial Annuitization Endorsement (filed 04/27/2006)
	(4h)	Amendment to Premium Payment Credit Rider (filed 04/27/2006)
	(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the
Commission on 05/01/2008)
	(4i)	Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)
	(5)	Form of Variable Annuity Application (filed 06/07/2004)
	(6a)	Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)
	(6b)	Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8a1)	Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the
Commission on 05/01/2008)
(8a2)	Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission on May
1, 2008)
(8a3)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission on May
1, 2008)
(8a4)	Administrative Services Agreement with AIM Variable Insurance Funds, (filed with the
Commission on May 1, 2008)
(8b1)	Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended
(filed with the Commission on 05/01/2008)
(8b2)	Administrative Service Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)
(8b3)	Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the
Commission on 05/01/2008)
(8c1)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (as filed with the Commission on May 1, 2008)
(8c2)	Rule 22c-2 Agreement with American Century Investment Management Inc., ( as filed on May
1, 2008)
(8d1)	Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the
Commission on May 1, 2008)
(8d2)	Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)
(8d3)	Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the
Commission on May 1, 2008)
(8e1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)
(8e2)	Distribution Agreement with Fidelity Variable Insurance Products Fund (as filed on May 1,
2008)
(8e3)	Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e4)	Service Agreement dated 2/29/2000 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e5)	Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)
(8e6)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)
(8f1)	Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the
Commission on May 1, 2008)
(8f2)	Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed on
May 1, 2008)
(8f3)	Rule 22c-C Agreement with Goldman Sachs Variable Insurance Trust (filed with the
Commission on May 1, 2008)
(8g1)	Participation Agreement with Neuberger Berman Advisers Management Trust, as amended
(filed with the Commission on May 1, 2008)
(8g2)	Distribution & Administrative Services Agreement with Neuberger Berman Advisers
Management Trust (filed on May 1, 2008)
(8g3)	Rule 22c-C Agreement with Neuberger Berman Advisers Management Trust (filed with the
Commission on May 1, 2008)
(8h1)	Form of Participation Agreement with Principal Variable Contracts Funds (as filed on May 1,
2008)
(8h2)	Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (as filed on May 1,
2008)
(8i1)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the
Commission on May 1, 2008)
(8i2)	Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1,
2008)
(8i3)	Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1,
2008)
(8i4)	Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the
Commission on May 1, 2008)
(8j1)	Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02 – Filed as Ex-99.B
(8j1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j2)	Participation Agreement with MFS Variable Insurance Trust amendment 1 dtd 05/17/02 – Filed as Ex-99.B(8j2) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j3)	Participation Agreement with MFS Variable Insurance Trust amendment 2 dtd 09/03/02– Filed as Ex-99.B(8j3) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j4)	Participation Agreement with MFS Variable Insurance Trust amendment 3 dtd 01/08/03– Filed as Ex-99.B(8j4) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j5)	Participation Agreement with MFS Variable Insurance Trust amendment 4 dtd 09/17/04– Filed as Ex-99.B(8j5) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j6)	Participation Agreement with MFS Variable Insurance Trust amendment 5 dtd 11/01/05– Filed as Ex-99.B(8j6) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j7)	Participation Agreement with MFS Variable Insurance Trust amendment 6 dtd 12/07/05– Filed as Ex-99.B(8j7) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j8)	Participation Agreement with MFS Variable Insurance Trust amendment 7 dtd 05/01/07– Filed as Ex-99.B(8j8) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j9)	Participation Agreement with MFS Variable Insurance Trust amendment 8 dtd 01/01/08– Filed as Ex-99.B(8j9) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j10)	Participation Agreement with MFS Variable Insurance Trust amendment 9 dtd 05/01/09– Filed as Ex-99.B(8j10) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j11)	FUND/SERV and Networking Agreement with MFS Variable Insurance Trust dtd 05/20/02–
Filed as Ex-99.B(8j11) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j12)	Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08–
Filed as Ex-99.B(8j12) on 3/01/10 (Accession No. 0000898745-10-000129)
(8j13)	Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd
03/06/07– Filed as Ex-99.B(8j13) on 3/01/10 (Accession No. 0000898745-10-000129)
(8k1)	Participation Agreement with PIMCO Variable Insurance Trust dtd 09/09/09– Filed as Ex-
99.B(8k1) on 3/01/10 (Accession No. 0000898745-10-000129)
(8k2)	Service Agreement with PIMCO Variable Insurance Trust dtd 03/09/09 Filed as Ex-99.B(8k2)
on 3/01/10 (Accession No. 0000898745-10-000129)
(8k3)	Service Agreement with PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 Filed as
Ex-99.B(8k3) on 3/01/10 (Accession No. 0000898745-10-000129)
(8l1)	Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-
99.B(8l1) on 3/01/10 (Accession No. 0000898745-10-000129)
(8l2)	Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-
99.B(8l2) on 3/01/10 (Accession No. 0000898745-10-000129)
(8l3)	Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-
99.B(8l3) on 3/01/10 (Accession No. 0000898745-10-000129)
(9)	Opinion of Counsel (filed 01/04/2005)
(10a)	Consent of Ernst & Young LLP*
(10b)	Powers of Attorney (filed with the Commission on 02/29/2008)*
(10c)	Consent of Counsel – (filed 5/01/09)*
(11)	Financial Statement Schedules *

*	Filed Herein
**	To be filed by amendment

Item 25. Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD	Director
40 Shalebrook Drive	Chair, Nominating and Governance Committee
Morristown, NJ 07960	Member, Executive and Human Resources Committees

JOCELYN CARTER-MILLER	Director
TechEd Ventures	Member, Nominating and Governance Committee
3020 NW 33rd Avenue
Lauderdale Lakes, FL 33311

GARY E. COSTLEY	Director
257 Barefoot Beach Boulevard, Suite 404	Member, Audit Committee
Bonita Springs, FL 34134

MICHAEL T. DAN	Director
The Brink's Company	Chair, Human Resources Committee
1801 Bayberry Court
Richmond, VA 23226

DENNIS H. FERRO	Director
100 Dove Plum Road
Vero Beach, FL 32963

C. DANIEL GELATT, JR.	Director
NMT Corporation	Member, Audit Committee
2004 Kramer Street
La Crosse, WI 54603

SANDRA L. HELTON	Director
1040 North Lake Shore Drive #26A	Member, Audit Committee
Chicago, IL 60611

RICHARD L. KEYSER	Director
5215 Old Orchard Place	Member, Nominating and Governance and Human
Ste. 440	Resources Committees
Skokie, IL 60077

ARJUN K. MATHRANI	Director
176 East 71st Street, Apt. 9-F	Chair, Audit Committee
New York, NY 10021	Member, Executive Committee

ELIZABETH E. TALLETT	Director
Hunter Partners, LLC	Member, Executive, Human Resources and Nominating
12 Windswept Circle	and Governance Committees
Thornton, NH 03285-6883

LARRY D. ZIMPLEMAN	Chairman of the Board and Chair, Executive Committee,
The Principal Financial Group	Principal Life: Chairman, President and Chief Executive
Des Moines, IA 50392	Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG	Senior Vice President and President, Principal Financial Group
– Asia

NED A. BURMEISTER	Senior Vice President and Chief Operating Officer, Principal
International

GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services

TERESA M. BUTTON	Vice President and Treasurer

RONALD L. DANILSON	Senior Vice President Retirement and Investor Services

TIMOTHY M. DUNBAR	Senior Vice President – Strategy and Finance

GREGORY B. ELMING	Senior Vice President and Chief Risk Officer

RALPH C. EUCHER	Senior Vice President Human Resources and Corporate
Services

NORA M. EVERETT	Senior Vice President Retirement and Investor Services

JOYCE N. HOFFMAN	Senior Vice President and Corporate Secretary

DANIEL J. HOUSTON	President – Retirement, Insurance and Financial Services

JULIA M. LAWLER	Senior Vice President and Chief Investment Officer

TERRANCE J. LILLIS	Senior Vice President and Chief Financial Officer

JAMES P. MCCAUGHAN	President – Global Asset Management

TIMOTHY J. MINARD	Senior Vice President – Distribution

MARY A. O'KEEFE	Senior Vice President and Chief Marketing Officer

GARY P. SCHOLTEN	Senior Vice President and Chief Information Officer

KAREN E. SHAFF	Executive Vice President and General Counsel

NORMAN R. SORENSEN	Chairman – Principal International

DEANNA D. STRABLE	Senior Vice President – U.S. Insurance Solutions

LUIS E. VALDES	President – Principal International

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the
Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services,
Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of
December 31, 2010 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INC[Δ]	Delaware	
→Principal Financial Services, Inc.[♣∇]	Iowa	100
→Princor Financial Services Corporation[♣∇]	Iowa	100
→PFG DO Brasil LTDA[♣∇]	Brazil	100
→Brasilprev Seguros E Previdencia S.A. [♣]	Brazil	50.01
→Principal Global Investors Participacoes, LTDA[♣∇]	Brazil	100
→Principal International, Inc. [♣∇]	Iowa	100
→Principal International (Asia) Limited[♣∇]	Hong Kong	100
→Principal Global Investors (Asia) Limited[♣∇]	Hong Kong	100
→Principal Nominee Company (Hong Kong) Limited[♣∇]	Hong Kong	100
→Principal Asset Management Company (Asia) Limited[♣∇]	Hong Kong	100
→Principal Insurance Company (Hong Kong) Limited[♣∇]	Hong Kong	100
→CIMB – Principal Asset Management Berhad (Malaysia) [♣]	Malaysia	40
→CIMB Wealth Advisors Berhad[♣]	Malaysia	100
→CIMB – Principal Asset Management (Singapore) PTE LTD[♣]	Singapore	100
→CIMB - Principal Asset Management Company Limited	Thailand	99.99
→PT CIMB Principal Asset Management[♣]	Indonesia	99
→Principal Trust Company(Asia) Limited[♣∇]	Hong Kong	100
→PrinCorp Wealth Advisors (Asia) Limited	Hong Kong	100
→Principal Mexico Servicios, S.A. de C.V. [♣∇]	Mexico	100
→Distribuidora Principal Mexico, S.A. de C.V. [♣∇]	Mexico	100
→Principal Consulting (India) Private Limited[♣∇]	India	100
→Principal Financial Group, S.A. de C. V. Grupo Financiero. [♣∇]	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero♣∇	Mexico	100
→ Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero [♣∇]	Mexico	100
→ Principal Mexico Compania de Seguros, S.A. de C.V., Principal Grupo Financiero ♣∇	Mexico	100
→ Principal Pensiones, S.A. de C.V., Principal Grupo Financiero ♣∇	Mexico	100
→JF Molloy & Associates, Inc.[♣∇]	Indiana	100
→Molloy Medical Management Company, Inc. [♣∇]	Indiana	100
→Principal Wellness Company[♣∇]	Indiana	100
→Principal Global Investors Holding Company, Inc. [♣∇]	Delaware	100
→Principal Global Investors (Ireland) Limited[♣∇]	Ireland	100
→Principal Global Investors (Europe) Limited[♣∇]	United Kingdom	100
→Principal Global Investors (Singapore) Limited[♣∇]	Singapore	100
→Principal Global Investors (Japan) Limited[♣∇]	Japan	100
→Principal Global Investors (Hong Kong) Limited[♣∇]	Hong Kong	100
→CIMB Principal Islamic Asset Management SDN. BHD[♣∇]	Malaysia	50
→Principal Financial Group (Mauritius) Ltd. [♣∇]	Mauritius	100
→Principal PNB Asset Management Company Private Limited[♣∇]	India	65
→Principal Trustee Company Private Limited[♣∇]	India	65
→PNB Principal Financial Planners Private Limited[♣∇]	India	100
→Principal Life Insurance Company[♣∇]	*Iowa*	*100*
→Principal Real Estate Fund Investors, LLC[♣∇]	Delaware	100
→Principal Development Investors, LLC[♣∇]	Delaware	100
→Principal Real Estate Holding Company, LLC[♣∇]	Delaware	100
→GAVI PREHC HC, LLC	Delaware	100
→Principal Global Investors, LLC[♣∇♥]	Delaware	100
→Principal Real Estate Investors, LLC[♣∇]	Delaware	100
→Principal Enterprise Capital, LLC[♣∇]	Delaware	100

  Consolidated financial statements are filed with SEC.
  Not required to file financial statements with the SEC.
  Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
  Separate financial statements are filed with SEC.
  Included in the financial statements of Principal Life Insurance Company filed with the SEC.

(1)	(2)	(3)
	Number of Plan	Number of
Title of Class	Participants	Contractowners
BFA Variable Annuity Contracts	28	6
Pension Builder Contracts	134	87
Personal Variable Contracts	230	17
Premier Variable Contracts	1158	35
Flexible Variable Annuity Contract	33,458	33,458
Freedom Variable Annuity Contract	1,304	1,304
Freedom 2 Variable Annuity Contract	345	345
Investment Plus Variable Annuity Contract	32,779	32,779
Principal Lifetime Income Solutions	N/A	N/A

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b)
in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and
(B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The
Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance
Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance
Company Variable Life Separate Account, a registered unit investment trust.

(b)	Management

	(b1)	(b2)
Positions and offices
	Name and principal	with principal
	business address	underwriter
	Deborah J. Barnhart	Director/Distribution (PPN)
The Principal
Financial Group

	Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group(1)

	Michael J. Beer	President and Director
The Principal
Financial Group(1)

	Tracy W. Bollin	Assistant Controller
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President
The Principal
Financial Group(1)

	Jill R. Brown	Senior Vice President and Chief Financial Officer
The Principal
Financial Group(1)

	Bret J. Bussanmas	Vice President/Distribution
The Principal
Financial Group(1)

	P. Scott Cawley	Product Marketing Officer
The Principal
Financial Group(1)

	Nicholas M. Cecere	Senior Vice President
The Principal
Financial Group(1)

	Ralph C. Eucher	Chairman of the Board
The Principal
Financial Group(1)

	Nora M. Everett	Director and Chief Financial Officer
The Principal
Financial Group (1)

	Stephen G. Gallaher	Assistant General Counsel
The Principal
Financial Group(1)

	Ernest H. Gillum	Vice President
The Principal
Financial Group(1)

	Eric W. Hays	Senior Vice President/Chief Information Officer
The Principal
Financial Group(1)

Joyce N. Hoffman	Senior Vice President and Corporate Secretary
The Principal
Financial Group(1)

Ann Hudson	Compliance Officer
The Principal
Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel
The Principal
Financial Group(1)

Julie LeClere	Director – Marketing & Recruiting
The Principal
Financial Group(1)

Jennifer A. Mills	Counsel
The Principal
Financial Group(1)

David L. Reichart	Senior Vice President
The Principal
Financial Group(1)

Martin R. Richardson	Vice President – Broker Dealer Operations
The Principal
Financial Group(1)

Michael D. Roughton	Senior Vice President and Associate General Counsel
The Principal
Financial Group(1)

Adam U. Shaikh	Counsel
The Principal
Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal
Financial Group(1)

Tisha Worden	Operations Officer
The Principal
Financial Group(1)

(1)	711 High Street
Des Moines, IA 50309

(c)	Compensation from the Registrant

			(3)
		(2)	Compensation on Events
		Net Underwriting	Occasioning the	(4)
	(1)	Discounts &	Deduction of a Deferred	Brokerage	(5)
Name of Principal Underwriter		Commissions	Sales Load	Commissions	Compensation

	Princor Financial Services	$26,132,360.18	0	0	0
	Corporation

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial
Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988).
Registrant further undertakes that:

1.	Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.	Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.	Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section
403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal
Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2011.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By : /s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
_____________________________________
Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman
_____________________
L. D. Zimpleman	Chairman, President	April 27, 2011
and Chief Executive Officer

/s/ G. B. Elming
_____________________	Senior Vice President and	April 27, 2011
G. B. Elming	Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
_____________________	Executive Vice President	April 27, 2011
T. J. Lillis	and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 27, 2011
B. J. Bernard

(J. Carter-Miller)*	Director	April 27, 2011
J. Carter-Miller

(G. E. Costley)*	Director	April 27, 2011
G. E. Costley

(M.T. Dan)*	Director	April 27, 2011
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	April 27, 2011
C. D. Gelatt, Jr.

(J. B. Griswell*	Chairman
J. B. Griswell	of the Board	April 27, 2011

(S. L. Helton)*	Director	April 27, 2011
S. L. Helton

(R. L. Keyser)*	Director	April 27, 2011
R. L. Keyser

(A. K. Mathrani)*	Director	April 27, 2011
A. K. Mathrani

(E. E. Tallett)*	Director	April 27, 2011
E. E. Tallett

*By /s/ L.D. Zimpleman L. D. Zimpleman Chairman, President and Chief Executive Officer Pursuant to Powers of Attorney Previously Filed